               Registration Nos. 333-157121 and 811-22024

                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Post-Effective Amendment No. 3          /X/

              Post-Effective Amendment No.            / /

                            and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No. 17            /X/

            COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
         COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                   (Exact Name of Registrant)

         COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      (Name of Depositor)

                  132 Turnpike Road, Suite 210
               Southborough, Massachusetts 01772
                   Telephone: (508) 460-2400
        (Address of Depositor's Principal Executive Office)

   Scott D. Silverman, Senior Vice President, General Counsel and Corporate
                             Secretary

           Commonwealth Annuity and Life Insurance Company
                    132 Turnpike Road, Suite 210
                  Southborough, Massachusetts 01772
                      Telephone: (508) 460-2408
          (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2012 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f- 2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2011 and was filed before March 30, 2012.

                                 PROSPECTUS FOR
                       FLEXIBLE PREMIUM VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------

                          COMMONWEALTH ANNUITY HORIZON

                           VARIABLE ANNUITY ISSUED BY

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
        132 Turnpike Road, Suite 210                         P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-457-8803

This Prospectus describes flexible premium variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may be purchased only if the older Annuitant has not attained age 91.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS DATED APRIL 30, 2012.

You may allocate Purchase Payments and/or transfer Contract Value to one or more of the Subaccounts of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):


GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund


- Goldman Sachs VIT Global Markets Navigator Fund


- Goldman Sachs VIT Government Income Fund

- Goldman Sachs VIT Growth Opportunities Fund

- Goldman Sachs VIT Large Cap Value Fund

- Goldman Sachs VIT Mid Cap Value Fund

- Goldman Sachs VIT Money Market Fund

- Goldman Sachs VIT Strategic Growth Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

- Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)


- Invesco Van Kampen V.I. American Franchise Fund


- Invesco V.I. Core Equity Fund


- Invesco V.I. Global Health Care Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTSSERIES FUND, INC. (CLASS B)

- AllianceBernstein VPS Intermediate Bond Portfolio

- AllianceBernstein VPS International Value Portfolio

- AllianceBernstein VPS Small Cap Growth Portfolio

- AllianceBernstein VPS Small/Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

- Fidelity VIP Contrafund-Registered Trademark- Portfolio

- Fidelity VIP Equity-Income Portfolio

- Fidelity VIP Disciplined Small Cap Portfolio

- Fidelity VIP Freedom Income Portfolio

- Fidelity VIP Freedom 2005 Portfolio

- Fidelity VIP Freedom 2010 Portfolio

- Fidelity VIP Freedom 2015 Portfolio

- Fidelity VIP Freedom 2020 Portfolio

- Fidelity VIP Freedom 2025 Portfolio

- Fidelity VIP Freedom 2030 Portfolio

- Fidelity VIP Freedom 2035 Portfolio

- Fidelity VIP Freedom 2040 Portfolio

- Fidelity VIP Freedom 2045 Portfolio

- Fidelity VIP Freedom 2050 Portfolio

- Fidelity VIP Growth Opportunities Portfolio

- Fidelity VIP Index 500 Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Overseas Portfolio

- Fidelity VIP Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

- FT VIP Franklin Income Securities Fund

- FT VIP Franklin Small Cap Value Securities Fund

- FT VIP Mutual Global Discovery Securities Fund

- FT VIP Mutual Shares Securities Fund

- FT VIP Templeton Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Enterprise Portfolio

- Janus Aspen Forty Portfolio

- Janus Aspen Perkins Mid Cap Value Portfolio


MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST (SERVICE CLASS)


- MFS-Registered Trademark- New Discovery Series

- MFS-Registered Trademark- Utilites Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer Balanced Fund/VA

- Oppenheimer Global Securities Fund/VA

- Oppenheimer Global Strategic Income Fund/VA

- Oppenheimer High Income Fund/VA

- Oppenheimer Main Street Small- & Mid-Cap Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS I)

- Pioneer Growth Opportunities VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

- Pioneer Cullen Value VCT Portfolio

- Pioneer Emerging Markets VCT Portfolio

- Pioneer Mid Cap Value VCT Portfolio

In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs International Real Estate Security Fund (Class A)

    - Goldman Sachs Real Estate Securities Fund (Class A)

    - Goldman Sachs Technology Tollkeeper Fund (Class A)

Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.


You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


                                                                              PAGE
                                                                            --------
DEFINITIONS...............................................................         6
SUMMARY OF EXPENSES.......................................................         8
CONDENSED FINANCIAL INFORMATION...........................................
DISTRIBUTION COSTS........................................................         9
SUMMARY...................................................................        10
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS..................        12
    Commonwealth Annuity and Life Insurance Company.......................        12
    The Separate Account..................................................        12
    The Funds.............................................................        12
THE CONTRACTS.............................................................        22
    A.   GENERAL INFORMATION..............................................        22
         1.   Purchase Payments...........................................        22
         2.   Free Look Period............................................        22
         3.   Owners, Annuitants, and Beneficiaries.......................        23
         4.   Assignment..................................................        24
    B.   THE ACCUMULATION PERIOD..........................................        24
         1.   Application of Purchase Payments............................        24
         2.   Accumulation Unit Value.....................................        25
         3.   Contract Value..............................................        26
         4.   Transfers During The Accumulation Period....................        26
         5.   Disruptive Trading..........................................        27
         6.   Withdrawals and Surrenders During The Accumulation Period...        29
         7.   Death Benefit...............................................        30
         8.   Telephone and Facsimile Transactions........................        31
         9.   Termination of Contract.....................................        32
CONTRACT CHARGES AND EXPENSES.............................................        33
    A.   ASSET-BASED CHARGES..............................................        33
    B.   CONTRACT FEE.....................................................        33
    C.   INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................        34
    D.   STATE PREMIUM TAXES..............................................        34
    E.   REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................        34
THE ANNUITY PERIOD........................................................        36
    A.   ANNUITY PAYMENTS.................................................        36
    B.   ANNUITY OPTIONS..................................................        36
    C.   BASIS OF ANNUITY OPTIONS.........................................        38
    D.   DEATH PROCEEDS DURING THE ANNUITY PERIOD.........................        38
    E.   PROTECTION OF BENEFITS...........................................        39
    F.   AGE, GENDER AND SURVIVAL.........................................        39
PAYMENTS TO CONTRACT OWNERS...............................................        39
FEDERAL TAX MATTERS.......................................................        40
    A.   INTRODUCTION.....................................................        40
    B.   OUR TAX STATUS...................................................        40
    C.   TAXATION OF ANNUITIES IN GENERAL.................................        40
    D.   QUALIFIED PLANS..................................................        44
    E.   FEDERAL INCOME TAX WITHHOLDING...................................        47
    F.   OTHER TAX ISSUES.................................................        47
DISTRIBUTION OF CONTRACTS.................................................        49
VOTING RIGHTS.............................................................        50

                                                                              PAGE
                                                                            --------
REPORTS TO CONTRACT OWNERS AND INQUIRIES..................................        50
DOLLAR COST AVERAGING.....................................................        50
AUTOMATIC ASSET REBALANCING...............................................        51
SYSTEMATIC WITHDRAWAL PLAN................................................        52
GENERAL CONTRACT PROVISIONS...............................................        52
    A.   CONTRACT MODIFICATION............................................        52
    B.   ENTIRE CONTRACT..................................................        52
    C.   INCONTESTABILITY.................................................        52
    D.   NON-PARTICIPATING................................................        52
LEGAL PROCEEDINGS.........................................................        53
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION....................        53
FINANCIAL STATEMENTS......................................................        53
APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE
  ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT...............       A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION...............................       B-1

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

ANNUITANT--The person whose life is used to determine the duration of Annuity Payments involving a life contingency. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be earlier than the first Contract Anniversary or later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary also predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your values in the Subaccount(s).

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

DATE OF ISSUE--The date on which the first Contract Year commences.

DUE PROOF OF DEATH--A certified death certificate and all necessary claim paperwork, settlement instructions, and such other information we may require to process the death benefit. We also may require the return of the Contract.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person(s) designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.


SERVICE CENTER--se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)" provide administrative, accounting and other services to the Company. The principal administrative offices of se(2) are located at One Security Place, Topeka, KS 66675, telephone 1-800-457-8803.


SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

                              SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG SUBACCOUNTS.

                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments.....................     None
Withdrawal Charges..........................................     None
State Premium Taxes.........................................  0% to 3.50%

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                               PERIODIC EXPENSES

Annual Contract Fee (deducted monthly from Contract
  Value)*...................................................  $30.00
Separate Account Annual Expenses (as a percentage of
  Contract Value)
    Mortality and Expense Risk Charge.......................    0.60%
    Administration Charge...................................    0.15%
                                                              ------
  Total Separate Account Annual Expenses....................    0.75%
                                                              ======

       -------------------------------

       * We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess one-twelfth of the contract fee on each Monthiversary.


THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2011 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                               LOWEST - HIGHEST
                                                              ------------------
Total Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other
  expenses, prior to any fee waivers or expense
  reimbursements)...........................................  0.35% - 1.72%



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date may not terminate without the approval of the trustees) and 1.72% (there is no expense reduction waiver in place). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes both maximum and minimum fees and expenses of any of the Funds, prior to any fee waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following whether you surrender, annuitize, or remain invested at the end of the applicable period:


                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Maximum Fund Expenses........................    $254       $780      $1,333     $2,840
Minimum Fund Expenses........................    $116       $360      $  625     $1,380


The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example assumes no transfers were made and does not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

                               DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement or rider to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Annuity Options.

You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

During the Accumulation Period, we provide for variable accumulations and benefits for amounts allocated to one or more of the Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Your Contract Value will vary with the investment performance of the Funds you select. The investment risk under the Contract is borne by you.

Transfers among Subaccounts are permitted before the Annuity Date, if allowed by your qualified plan and subject to limitations. (See "TRANSFERS DURING THE ACCUMULATION PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")

You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD"). Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

If you die before the Annuity Date, we will pay the Beneficiary a death benefit. (See "DEATH BENEFIT"). On the Annuity Date, you can elect to receive regular annuity payments on a fixed basis for various periods of time depending on your need for income and the choices available under the Contract. (See "ANNUITY PERIOD")


We assess a mortality and expense risk charge and an administration charge. We may also assess a contract fee and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses)

You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In the states that require the return of Purchase Payments, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")

You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. Remember that if you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company or "Allmerica Financial") was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of Allmerica Financial to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York,
NY 10282. On September 1, 2006, Allmerica Financial officially changed its name to Commonwealth Annuity and Life Insurance Company.

Its principal office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 1-866-297-7531.

Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's

(and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as investment options in the Contract.

THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS and PUBLICLY-AVAILABLE FUNDS.

INSURANCE FUNDS:

Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:


INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Goldman Sachs         Goldman Sachs VIT       Seeks a total return consisting of          Goldman Sachs Asset
Variable Insurance    Core Fixed Income       capital appreciation and income that        Management, L.P.
Trust                 Fund                    exceeds the total return of the Barclays
(Service Shares)                              Capital U.S. Aggregate Bond.

Goldman Sachs         Goldman Sachs VIT       Seeks to achieve investment results that    Goldman Sachs Asset
Variable Insurance    Equity Index Fund       correspond to the aggregate price and       Management, L.P.
Trust                                         yield performance of a benchmark index
(Service Shares)                              that measures the investment returns of     The sub-adviser is SSgA
                                              large capitalization stocks.                Funds Management, Inc.

Goldman Sachs         Goldman Sachs VIT       Seeks to achieve investment results that    Goldman Sachs Asset
Variable Insurance    Global Markets          approximate the performance of the GS       Management, L.P.
Trust                 Navigator Fund          Global Markets Navigator Index-TM-.
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks a high level of current income,       Goldman Sachs Asset
Variable Insurance    Government Income       consistent with safety of principal.        Management, L.P.
Trust                 Fund
(Service Shares)

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Goldman Sachs         Goldman Sachs VIT       Seeks long term growth of capital.          Goldman Sachs Asset
Variable Insurance    Growth Opportunities                                                Management, L.P.
Trust                 Fund
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital           Goldman Sachs Asset
Variable Insurance    Large Cap Value Fund    appreciation.                               Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT Mid   Seeks long-term capital appreciation.       Goldman Sachs Asset
Variable Insurance    Cap Value Fund                                                      Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks to maximize current income to the     Goldman Sachs Asset
Variable Insurance    Money Market Fund*      extent consistent with the preservation     Management, L.P.
Trust                                         of capital and the maintenance of
(Service Shares)                              liquidity by investing exclusively in
                                              high quality money market instruments.



Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Strategic Growth Fund                                               Management, L.P.
Trust
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Strategic                                                           Management
Trust                 International Equity                                                International
(Service Shares)      Fund

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital.          Goldman Sachs Asset
Variable Insurance    Structured Small Cap                                                Management, L.P.
Trust                 Equity Fund
(Service Shares)

Goldman Sachs         Goldman Sachs VIT       Seeks long-term growth of capital and       Goldman Sachs Asset
Variable Insurance    Structured U.S.         dividend income.                            Management, L.P.
Trust                 Equity Fund
(Service Shares)

AIM Variable          Invesco V.I. Core       The Fund's investment objective is          Invesco Advisors, Inc.
Insurance Funds       Equity Fund             long-term growth of capital. The Fund
(Invesco Variable                             invests, under normal circumstances, at
Insurance Funds)                              least 80% of its net assets (plus any
(Series II Shares)                            borrowings for investment purposes) in
                                              equity securities.

AIM Variable          Invesco V.I. Global     The Fund's investment objective is growth   Invesco Advisors, Inc.
Insurance Funds       Health Care Fund        of capital. The Fund invests under normal
(Invesco Variable                             circumstances, at least 80% of its net
Insurance Funds)                              assets (plus any borrowings for
(Series II Shares)                            investment purposes) in securities issued
                                              by foreign companies and governments
                                              engaged primarily in the health care
                                              industry.


------------------------------

* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the Goldman Sachs VIT Money Market Sub-Account until the Fund is liquidated

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
AIM Variable          Invesco Van             The Fund's investment objective is to       Invesco Advisors, Inc.
Insurance Funds       Kampen V.I. American    seek capital growth. Under normal market
(Invesco Variable     Franchise Fund          conditions, the Fund's investment
Insurance Funds)                              adviser, Invesco Advisers, Inc. (the
(Series II Shares)                            Adviser), seeks to achieve the Fund's
                                              investment objective by investing at
                                              least 80% of the Funds net assets (plus
                                              any borrowing for investment purposes) in
                                              a portfolio of U.S. companies that are
                                              considered by the Adviser to have strong
                                              earnings growth.

AllianceBernstein     AllianceBernstein VPS   Seeks to generate income and price          AllianceBernstein L.P.
Variable Products     Intermediate Bond       appreciation without assuming what the
Series Fund, Inc.     Portfolio               Adviser considers undue risk.
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     International Value
Series Fund, Inc.     Portfolio
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     Small Cap Growth
Series Fund, Inc.     Portfolio
(Class B)

AllianceBernstein     AllianceBernstein VPS   Seeks long-term growth of capital.          AllianceBernstein L.P.
Variable Products     Small/Mid Cap Value
Series Fund, Inc.     Portfolio
(Class B)

Fidelity Variable     Fidelity VIP            Seeks long-term capital appreciation.       Fidelity Management &
Insurance Products    Contrafund-Registered Trademark-                                    Research Company
Fund                  Portfolio
(Service Class 2)                                                                         FMR Co., Inc. (FMRC)
                                                                                          and other investment
                                                                                          advisers serve as
                                                                                          sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP            Seeks capital appreciation.                 Fidelity Management &
Insurance Products    Disciplined Small Cap                                               Research Company
Fund                  Portfolio
(Service Class 2)                                                                         Geode Capital
                                                                                          Management, LLC
                                                                                          (Geode) and
                                                                                          FMR Co., Inc. (FMRC)
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Fidelity Variable     Fidelity VIP Equity-    Seeks reasonable income. The fund will      Fidelity Management &
Insurance Products    Income Portfolio        also consider the potential for capital     Research Company
Funds                                         appreciation. The fund's goal is to
(Service Class 2)                             achieve a yield which exceeds the           FMR Co., Inc. (FMRC)
                                              composite yield on the securities           and other investment
                                              comprising the                              advisers serve as
                                              S&P 500-Registered Trademark- Index.        sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    Income Portfolio        objective of principal preservation.        Advisers, Inc.
Funds
(Service Class 2)

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2005 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2010 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2015 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2020 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2025 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2030 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2035 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2040 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2045 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Freedom    Seeks high total return with a secondary    Strategic
Insurance Products    2050 Portfolio          objective of principal preservation as      Advisers, Inc.
Fund                                          the fund approaches its target date and
(Service Class 2)                             beyond.

Fidelity Variable     Fidelity VIP Growth     Seeks to provide capital growth.            Fidelity Management &
Insurance Products    Opportunities                                                       Research Company
Fund                  Portfolio
(Service Class 2)                                                                         FMR Co., Inc. (FMRC)
                                                                                          and other investment
                                                                                          advisers serve as
                                                                                          sub-advisers for the
                                                                                          fund.

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Fidelity Variable     Fidelity VIP Index      Seeks investment results that correspond    Fidelity Management &
Insurance Products    500 Portfolio           to the total return of common stocks        Research Company
Fund                                          publicly traded in the United States, as
(Service Class 2)                             represented by the                          Geode Capital
                                              S&P 500-Registered Trademark- Index.        Management, LLC
                                                                                          (Geode-Registered Trademark-)
                                                                                          and FMR Co., Inc.
                                                                                          (FMRC) serve as
                                                                                          sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP Mid Cap    Seeks long-term growth of capital.          Fidelity Management &
Insurance Products    Portfolio                                                           Research Company
Funds
(Service Class 2)                                                                         FMR Co., Inc. (FMRC)
                                                                                          and other investment
                                                                                          advisers serve as
                                                                                          sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP Overseas   Seeks long-term growth of capital.          Fidelity Management &
Insurance Products    Portfolio                                                           Research Company
Fund
(Service Class 2)                                                                         FMR Co., Inc. (FMRC)
                                                                                          and other investment
                                                                                          advisers serve as
                                                                                          sub-advisers for the
                                                                                          fund.

Fidelity Variable     Fidelity VIP            Seeks a high level of current income. The   Fidelity Management &
Insurance Products    Strategic Income        fund may also seek capital appreciation.    Research Company
Funds                 Portfolio
(Service Class 2)                                                                         Fidelity Investments
                                                                                          Money Management, Inc.
                                                                                          (FIMM), FMR Co., Inc.
                                                                                          (FMRC), FIL Investment
                                                                                          Advisors (UK) Limited
                                                                                          (FIA(UK)), and other
                                                                                          investment advisers
                                                                                          serve as sub-advisers
                                                                                          for the fund.

Franklin Templeton    FT VIP Franklin         Seeks to maximize income while              Franklin
Variable Insurance    Income Securities       maintaining prospects for capital           Advisers, Inc.
Products Trust        Fund                    appreciation. Under normal market
(Class 2)                                     conditions, the fund invests in both
                                              equity and debt securities.

Franklin Templeton    FT VIP Franklin Small   Seeks long-term total return. Under         Franklin Advisory
Variable Insurance    Cap Value Securities    normal market conditions, the fund          Services LLC
Products Trust        Fund                    invests at least 80% of its net assets in
(Class 2)                                     investments of small capitalizations
                                              companies.

Franklin Templeton    FT VIP Mutual Global    Seeks capital appreciation. Under normal    Franklin Mutual
Variable Insurance    Discovery Securities    market conditions, the fund invests         Advisers, LLC
Products Trust        Fund                    primarily in U.S. and foreign equity
(Class 2)                                     securities that the investment manager
                                              believes are undervalued.

Franklin Templeton    FT VIP Mutual Shares    Seeks capital appreciation, with income     Franklin Mutual
Variable Insurance    Securities Fund         as a secondary goal. Under normal market    Advisers, LLC
Products Trust                                conditions, the Fund invests primarily in
(Class 2)                                     U.S. and foreign equity securities that
                                              the manager believes are undervalued.

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Franklin Templeton    FT VIP Templeton        Seeks long-term capital growth. Under       Templeton Global
Variable Insurance    Growth Securities       normal market conditions, the fund          Advisors Limited
Products Trust        Fund                    invests primarily in equity securities of
(Class 2)                                     companies located anywhere in the world,
                                              including those in the U.S. and in
                                              emerging markets.

Janus Aspen Series    Janus Aspen             Seeks long-term growth of capital.          Janus Capital
(Service Shares)      Enterprise Portfolio                                                Management LLC

Janus Aspen Series    Janus Aspen Forty       Seeks long-term growth of capital.          Janus Capital
(Service Shares)      Portfolio                                                           Management LLC

Janus Aspen Series    Janus Aspen Perkins     Seeks capital appreciation.                 Janus Capital
(Service Shares)      Mid Cap Value                                                       Management LLC
                      Portfolio
                                                                                          Perkins Investment
                                                                                          Management LLC serves
                                                                                          as sub-advisers for the
                                                                                          portfolio.

MFS-Registered Trademark- MFS-Registered Trademark- Seeks capital appreciation.           Massachusetts Financial
Variable Insurance    New Discovery Series                                                Services Company
Trust
(Service Class)

MFS-Registered Trademark- MFS-Registered Trademark- Seeks total return.                   Massachusetts Financial
Variable Insurance    Utilities Series                                                    Services Company
Trust
(Service Class)

Oppenheimer           Oppenheimer Balanced    Seeks a high total investment return,       OppenheimerFunds, Inc.
Variable Account      Fund/VA                 which includes current income and capital
Funds                                         appreciation.
(Service Shares)

Oppenheimer           Oppenheimer Global      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
Variable Account      Securities Fund/VA      investing a substantial portion of its
Funds                                         assets in securities of foreign issuers,
(Service Shares)                              "growth-type" companies, cyclical
                                              industries and special situations that
                                              are considered to have appreciation
                                              possibilities.

Oppenheimer           Oppenheimer Global      Seeks a high level of current income        OppenheimerFunds, Inc.
Variable Account      Strategic Income        principally derived from interest on debt
Funds                 Fund/VA                 securities.
(Service Shares)

Oppenheimer           Oppenheimer High        Seeks a high level of current income from   OppenheimerFunds, Inc.
Variable Account      Income Fund/VA          investment in high-yield, fixed-income
Funds                                         securities.
(Service Shares)

Oppenheimer           Oppenheimer Main        Seeks capital appreciation by investing     OppenheimerFunds, Inc.
Variable Account      Street Small- &         in "growth type" companies.
Funds                 Mid-Cap
(Service Shares)      Fund-Registered Trademark-/VA

Pioneer Variable      Pioneer Growth          Seeks Growth of capital.                    Pioneer Investment
Contracts Trust       Opportunities VCT                                                   Management, Inc.
(Class I)             Portfolio

INSURANCE FUND           PORTFOLIO NAME                 INVESTMENT OBJECTIVE                INVESTMENT ADVISER
--------------        ---------------------   -----------------------------------------   -----------------------
Pioneer Variable      Pioneer Cullen Value    Seeks Capital appreciation. Current         Pioneer Investment
Contracts Trust       VCT Portfolio           income is a secondary objective.            Management, Inc.
(Class II)

Pioneer Variable      Pioneer Emerging        Seeks Long-term growth of capital.          Pioneer Investment
Contracts Trust       Markets VCT Portfolio                                               Management, Inc.
(Class II)

Pioneer Variable      Pioneer Mid Cap Value   Seeks Capital appreciation by investing     Pioneer Investment
Contracts Trust       VCT Portfolio           in a diversified portfolio of securities    Management, Inc.
(Class II)                                    consisting primarily of common stocks.

The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly-Available Funds.


RETAIL FUND                                INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
-----------                 ---------------------------------------------------  --------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
Strategy Portfolio          appreciation.                                        Management, L.P.
(Class A)*

Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
Growth Strategy Portfolio                                                        Management, L.P.
(Class A)*

Goldman Sachs Growth and    Seeks long-term capital appreciation and current     Goldman Sachs Asset
Income Strategy Portfolio   income.                                              Management, L.P.
(Class A)*

Goldman Sachs Growth        Seeks long-term capital appreciation and,            Goldman Sachs Asset
Strategy Portfolio          secondarily, current income.                         Management, L.P.
(Class A)*

Goldman Sachs               Seeks total return comprised of long-term growth of  Goldman Sachs Asset
International Real Estate   capital and dividend income.                         Management, L.P.
Security Fund (Class A)*

Goldman Sachs Real Estate   Seeks total return comprised of long-term growth of  Goldman Sachs Asset
Securities Fund             capital and dividend income.                         Management, L.P.
(Class A)*

Goldman Sachs Technology    Seeks long-term growth of capital.                   Goldman Sachs Asset
Tollkeeper (Class A)                                                             Management, L.P.
Fund**


------------------------------


*   Each retail Fund's most recently ended fiscal year is December 31, 2011.



**  This retail Fund's most recently ended fiscal year is August 31, 2011.

The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.


The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.25%, and as of the date of this prospectus, we are receiving payments from each Fund's service providers.



Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes

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up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.


A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

For details about the compensation payments we make in connection with the sale of the Contracts, see "DISTRIBUTION OF CONTRACTS."

CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. The Company reserves the right to change the names of the Separate Account or the Subaccounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

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                                 THE CONTRACTS

A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS

You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. All Purchase Payments must be paid to us at the Service Center.

The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $250. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. If you do not make Purchase Payments for two full years and your Contract Value falls below $2,000, then your Contract may terminate; see "B. The Accumulation Period--9. Termination of Contract."

The maximum cumulative Purchase Payments that may be made under the Contract is $5,000,000 without our approval. We will aggregate multiple Contracts you own for purposes of the $5,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. Upon receipt by us, the Contract will be cancelled and amounts refunded. If you decide to return your Contract for a refund during the free look period, please also include a letter instructing us to cancel your Contract.

STATE LAW FREE LOOK. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund also depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center.

Some states, however, require the return of all Purchase Payments. In those states, we will return the greater of Purchase Payments (less any withdrawals) or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. For these Contracts, we also will allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the Subaccount investing in the Goldman Sachs VIT Money Market Fund until the expiration of the free look period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

IRA FREE LOOK. In addition to the state law free look provision described above, a 10-day free look provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities. (See APPENDIX A--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT.) If you request a refund of this type of Contract within 10 days from the date you receive the Contract, we will return the greater of Purchase Payments (less any withdrawals) made during the ten day period or Contract Value as of the Valuation Date on which we receive your Contract and letter of instruction at our Service Center. During the

10-day period, we will allocate all or a portion of Purchase Payments made during this period to the Goldman Sachs VIT Money Market Subaccount. Upon the expiration of the 10-day period, we will allocate your Purchase Payments and make any refunds to you in accordance with the state law free look provision described above.

3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether a death benefit and annuity payments are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.

BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by sending a written change form to our Service Center. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")

Beneficiary changes are subject to the following:

    1.  The change must be filed while you are alive;

    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary also predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary; that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

OWNERS. You, the Owner, may exercise every option and right conferred by the Contract. Where the Contract is owned jointly, the consent of both Owners is required in order to exercise any ownership rights.

Prior to the death of an Owner, you may add, change, or remove an Owner by written request to our Service Center and with our prior approval. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS. Before the Annuity Date, you may add, change, or remove an Annuitant by written request to our Service Center and with our prior approval. For Contracts with non-natural Owners, adding, changing, or removing an Annuitant may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences. On and after the Annuity Date, you may not add, change, or remove an Annuitant. We may require you to return the Contract to us for endorsement of a change.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, a surviving joint Annuitant, if any, will become the sole Annuitant. If there is no surviving joint Annuitant, you may name a new Annuitant. If you do not name a new Annuitant, the younger Owner will become the new Annuitant.

We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Contract Value minus any applicable premium taxes upon a change of Annuitant if the sole Owner is a non-natural person.

Joint Annuitants are only permitted in Non-Qualified Contracts. Under Qualified Contracts, the Owner and the Annuitant generally must be the same individual.

4. ASSIGNMENT

All assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

B. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s). When you allocate Purchase Payments to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an

Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Purchase Payment at our Service Center on or after the close of business on the Valuation Date, we will credit Accumulation Units based Accumulation Unit values determined at the end of the next Valuation Date.

We will credit an initial Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

For each Purchase Payment, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed on the Valuation Date that we receive the Purchase Payment at our Service Center. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess one-twelfth of the contract fee on each Monthiversary.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

2. ACCUMULATION UNIT VALUE

We determine the value of a Subaccount on any Valuation Date by multiplying the number of Accumulation Units attributable to the Contract in the Subaccount by the applicable Accumulation Unit value for the Accumulation Units in that Subaccount on that Valuation Date.

Purchase Payments allocated and Contract Value transferred to a Subaccount are converted into Accumulation Units. We determine the number of Accumulation Units to be credited by dividing the amount allocated to the Subaccount by the Accumulation Unit value for the appropriate class of Accumulation Units of that Subaccount at the end of the Valuation Period in which the allocation or transfer occurs. When amounts are transferred out of or deducted from a Subaccount, Accumulation Units are redeemed in a similar manner.

We determine the Accumulation Unit value for each class of Accumulation Units in a Subaccount at the end of a Valuation Period by multiplying the Subaccount's "investment experience factor" for that Valuation Period by the Accumulation Unit value for that class at the end of the preceding Valuation Period. For each Subaccount, the investment experience factor reflects the investment performance of the Fund in which the Subaccount invests and the charges assessed against that Subaccount for a Valuation Period. Each Subaccount has a net investment factor for each Valuation Period which may be greater or less than one.

The investment experience factor of a Subaccount for any Valuation Period is equal to the following formula:

    1.000000 plus [(1) divided by (2)] minus (3), where:

       (1) is:

           - the net asset value per share of the Fund held in the Subaccount as of the end of the current Valuation Period; plus

           - the per share amount of any dividend or capital gain distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

           - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

       (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

       (3) is the factor representing Subaccount asset-based charges (the mortality and expense risk charge and the administration charge) for the Valuation Period.

Subject to applicable state and federal laws, we may change the methodology used to determine the investment experience factor.

3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount.

There is no guaranteed minimum Contract Value.

4. TRANSFERS DURING THE ACCUMULATION PERIOD

During the Accumulation Period, you may transfer Contract Value among the Subaccounts at any time. However, you must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to also be requested through standard United States mail. We also reserve the right to limit transfers to 12 per Contract Year, although we will not include periodic transfers under the Dollar Cost Averaging or Automatic Asset Rebalancing programs when determining the number of transfers you have made in any Contract Year. All transfers are subject to our

Disruptive Trading Procedures as well as any disruptive trading policies and procedures adopted by the Funds. (See "DISRUPTIVE TRADING")

Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries).

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, our ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, we cannot provide assurances that our Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by us, historical practices or actions, litigation, or certain regulatory restrictions may limit our ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Subaccounts available to retirement plan participants.

6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Contract Value, less any applicable premium taxes, and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")

    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFIT")

    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")

    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Contract Value, less any applicable premium taxes, is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting

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a withdrawal, transfer, or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer, or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Contract Value, less any applicable premium taxes, to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Subaccounts.

7. DEATH BENEFIT

If an Owner dies before the Annuity Date, the death benefit will be equal to the Contract Value, less any applicable premium taxes, on the Valuation Date we receive Due Proof of Death. This means that the death benefit may be less than the amount of Purchase Payments made under the Contract.

If you make a withdrawal under your Contract, this withdrawal will reduce the amount of your Contract Value on a dollar-for-dollar basis, and therefore the death benefit that would otherwise be payable will be reduced by the amount of the withdrawal.

Payment of the death benefit may be subject to federal and state income tax. (See "FEDERAL TAX MATTERS")

PAYMENT OF DEATH BENEFIT

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive Due Proof of Death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits. If we receive Due Proof of Death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a Due Proof of Death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, we will determine the death benefit proceeds separately for each Beneficiary when we receive a death benefit claim in good order from that Beneficiary, that is, receipt of a proper election as well as Due Proof of Death. Death benefit proceeds for each remaining Beneficiary will remain in the Separate Account until we have received a complete death benefit claim from the applicable Beneficiary. This means each Beneficiary may receive a different death benefit amount, even where all Beneficiaries have been designated so as to share equally in the proceeds.

The death benefit may be paid in a lump sum. The Beneficiary (or any surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the

                                       30
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Beneficiary provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of ten years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive Due Proof of Death, and distribution under these Annuity Options must commence within one year of the date of death.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with Due Proof of Death. The date of continuance of the Contract will be the Valuation Date we receive Due Proof of Death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit that is otherwise payable, we will not pay out a death benefit on your death. Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of your surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transaction to be submitted by facsimile at 1-785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

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9. TERMINATION OF CONTRACT

The Contract will terminate upon the earliest of:

    - upon payment of the death benefit proceeds in a lump sum;

    - upon the last annuity payment of death benefit proceeds or annuitization proceeds; or

    - the Valuation Date we receive at our Service Center your request to surrender your Contract.

Prior to the Annuity Date, we also may terminate your Contract and pay you the Contract Value in one sum if:

    - You have not made any Purchase Payments for two full years; and

    - Your Contract Value is less than $2,000 at the end of such two-year period; and

    - The sum of all of your Purchase Payments made under the Contract, less any withdrawals, is less than $2,000 at the end of such two-year period; and

    - We notified you in writing that your Contract is inactive and subject to termination, and six months following the date of this notice you have not made any Purchase Payments to increase either your Contract Value or the sum of all of your Purchase Payments (less any withdrawals) to $2,000.

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                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

    - mortality and expense risk charge;

    - administration charge;

    - contract fee; and

    - premium tax.

There are no sales charges or sales loads associated with the Contract.

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS") Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.60%, on an annual basis, of Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. Our mortality risk arises from our obligation to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies. We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs.

2. ADMINISTRATION CHARGE

During the Accumulation Period, we deduct a daily charge from your Contract Value equal to 0.15%, on an annual basis, of Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

B. CONTRACT FEE

During the Accumulation Period, we deduct a contract fee from your Contract Value on each Monthiversary that is equal to $30 on an annual basis. We will waive this fee if your Contract Value is $50,000 or more as of any Monthiversary we would otherwise deduct the fee. We deduct this fee pro-rata from the Subaccounts in which you invest in proportion to the Contract Value each Subaccount bears to the total Contract Value. We do not assess the contract fee upon surrender, annuitization, or death.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records.

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C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

D. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax currently ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them; and/or

    - Partial withdrawals or full surrender; and/or

    - The death benefit; and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start.

See "APPENDIX A--STATE PREMIUM TAX CHART" in the Statement of Additional Information.

E. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

We may reduce or eliminate the mortality and expense risk charge, the administration charge, and/or the contract fee and/or vary the time periods in which such charges apply if we anticipate lower administrative expenses and/or sales expenses for certain Contracts. These reductions or eliminations may be for Contracts purchased by employees and registered representatives of any broker-dealer which has entered into a selling agreement with us to sell the Contract, our employees or those of our affiliates (including employees of Goldman Sachs), officers, directors, trustees, and employees of any of the Funds or the investment advisers or sub-advisers of any of the Funds, and the spouses of and immediate family members (E.G., children, siblings, parents, and grandparents) residing in the same household with such eligible persons.

These reductions or eliminations also may be for Contracts sold in connection with certain group or sponsored arrangements. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In determining whether a particular Contract or group or sponsored arrangement qualifies for a reduced or eliminated charge or fee, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced;

    - the frequency of projected surrenders or distributions; and

    - any other circumstances that reduce administrative and/or sales expenses.

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We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement, if applicable. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

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                               THE ANNUITY PERIOD

Annuity Payments will be made to you, unless you direct otherwise. Contracts may be fully annuitized under one of several Annuity Options, which are available on a fixed basis. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time on or after your first Contract Anniversary. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us during the Accumulation Period to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be later than the Valuation Date on or next following the later of: (1) ten years from the Date of Issue; or (2) the first day of the month following the month in which the Annuitant attains age 99. In the case of joint Annuitants, we will refer to the age of the older Annuitant. (See "FEDERAL TAX MATTERS, 1. TAX DEFERRAL DURING ACCUMULATION PERIOD, DELAYED ANNUITY DATES".) We do not permit partial annuitization.

A. ANNUITY PAYMENTS

On the Annuity Date, we will transfer your Contract Value on the Annuity Date, less any applicable premium taxes, to our General Account. To determine the first fixed annuity payment, we apply an annuity factor for the Annuity Option that you selected to this value. Each annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

The amount of the first guaranteed annuity payment depends on:

    - the selected Annuity Option; and

    - the interest rate and mortality assumption (for Annuity Options 2, 3, 4, and 5) (see "BASIS OF ANNUITY OPTIONS"); and

    - for Annuity Options 2, 3, 4, and 5, the age and gender of the Annuitant;
     and

    - the Contract Value, less any applicable premium taxes, on the Annuity Date; and

    - the frequency of annuity payments.

The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant also influences the amount of periodic payments, where males are expected to have a shorter life span than females, also resulting in larger payments.

Annuity payments are subject to our financial strength and claims-paying ability.

B. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

We will cancel any election of an Annuity Option if, before the Annuity Date, there is: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

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The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.

If you die before the Annuity Date, the Annuity Options available to the Beneficiary are limited. The Annuity Options available are:

    - Option 2 over the lifetime of the Beneficiary; or

    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if the Annuitant dies prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of ten years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at 100% of the original payment. At the time the Annuity Option is chosen, we may offer other percentages of the original payment that continue over the life of the surviving Annuitant. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible for you to receive only one payment if both Annuitants die prior to the date the second payment was due.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of ten years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract,

                                       37
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consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 2 means payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

    - selecting Option 4 means payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received. Thus, it is possible that only one payment will be received if both Annuitants die prior to the date the second payment was due.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

C. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate of 1.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using 200% of Scale G to the year 2030. We may offer annuity rates that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

D. DEATH PROCEEDS DURING THE ANNUITY PERIOD

If the Annuitant (or surviving joint Annuitant) dies during the Annuity Period, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

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E. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

F. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any Annuitant.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be recalculated based on the correct age or gender. Subject to state variation, interest of 3% will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women, and thus the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract. Where required by state law, or upon request of an employer or employee organization in connection with an employee plan, we may issue a Contract with annuity benefits based on female mortality rates, regardless of the sex of the Annuitant.

                          PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

    - during any period when the New York Stock Exchange is closed;

    - when trading is restricted or the SEC determines an emergency exists; or

    - as the SEC by order may permit.

We also may defer any annuity payment from our General Account for the period permitted by law.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, annuitization, or the death benefit, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, withdrawal, surrender, or annuity payment until such check or draft has been honored.

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                              FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

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    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," i.e., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. However, if a Non-Qualified Contract invests in Publicly-Available Funds, it will not be treated as an annuity contract for federal income tax purposes. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly- Available Funds, the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person

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designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

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3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal; or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

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7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the

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calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

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    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

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For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate.

                                       47
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Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


For 2012, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.


The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


3. MEDICARE TAX


Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.


4. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


5. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


6. FOREIGN TAX CREDITS


We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

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7. POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate
Account:

                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
       MAILING ADDRESS: 30 HUDSON ST., 27TH FLOOR, JERSEY CITY, NJ 07032
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772

The Distributor is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including: advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS. We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for Contract sales by selling firms is trail commissions up to 0.50% of Contract Value on an annual basis for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

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The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

                                 VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before the Annuity Date, surrender, or the death of an Owner.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount. In addition, if you transfer amounts among the Subaccounts or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at https://cwannuity.se2.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps

                                       50
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reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount that does not maintain a stable net asset value are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed;

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred;

    - we receive your written termination at our Service Center at least five business days before the next transfer date; or

    - the Contract is surrendered or annuitized.

                          AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments and rebalance your Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

    - increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

    - increases and decreases in Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments.

You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Contract Value in the program. We allocate all Purchase Payments paid under an automatic investment

                                       51
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feature and, unless you instruct us otherwise, all other Purchase Payments in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO PREMIUM TAXES, THE 10% TAX PENALTY ON EARLY WITHDRAWALS, AND INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. The SWP automatically terminates if a withdrawal would reduce the Contract Value below $2,000. There is no charge associated with the SWP.

                          GENERAL CONTRACT PROVISIONS

A.  CONTRACT MODIFICATION

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

B.  ENTIRE CONTRACT

The Contract, any written application attached to the Contract, and any endorsements and riders constitute the entire contract between the parties. All statements made in any attached application are deemed representations and not warranties. No statement will void the Contract or be used as a defense of a claim unless it is contained in an attached application.

C.  INCONTESTABILITY

We cannot contest the Contract.

D.  NON-PARTICIPATING

The Contract does not pay dividends. It will not share in our surplus or earnings.

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                               LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Distributor is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the Distributor to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                              FINANCIAL STATEMENTS

Financial Statements for Commonwealth Annuity and for the Separate Account are included in the Statement of Additional Information.

                                   APPENDIX A

            COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

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If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2012. After 2012, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2012 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:


    JOINT RETURNS: $92,000-$112,000



    SINGLE TAXPAYERS: $58,000-$68,000



The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $173,000 and $183,000. These amounts may be indexed for cost of living increases in future years.


To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

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IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.


6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


E. SEP IRAS


1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible employer contribution for a SEP IRA is the lesser of $50,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).


3. If a SEP IRA allows Non-SEP contributions, an employee can make tax-deductible contributions up to the maximum IRA limit (generally $5,000 or $6,000, depending upon age).


F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

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4.  You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. We reserve the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

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J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).


"Adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. If you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $173,000 of modified adjusted gross income and no contributions are allowed above $183,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0 and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $110,000 of and no contributions are permitted above $125,000. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS


1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.


The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

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3.  TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.


5. SEPARATE ROTH IRAS--Due to the complexity of the tax laws may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

    1.  To amounts that are rolled over or transferred tax free;

    2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

    3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

    4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

    5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth

IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Contract Value currently equal to 0.75%, on an annual basis, of Contract Value.


2. During the Accumulation Period, we deduct a monthly contract fee from your Contract Value equal to $30, on an annual basis, if the Accumulated Value is less than $50,000.



3. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "B.--The Accumulation Period--2. Accumulation Unit Value."


4. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

                                   APPENDIX B

                        CONDENSED FINANCIAL INFORMATION

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A


The following table list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2011.



                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.135      1.067     1.000
  End of Period.............................................    1.205      1.135     1.067
Number of Units Outstanding at End of Period (in                3.389        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.358      1.190     1.000
  End of Period.............................................    1.372      1.358     1.190
Number of Units Outstanding at End of Period (in                0.302        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GLOBAL MARKETS NAVIGATOR FUND (SERVICE
  SHARES)
  (NO INFORMATION IS AVAILABLE BECAUSE THE FUND DID NOT
  BEGIN OPERATIONS UNTIL AFTER DECEMBER 31, 2011)
Unit Value:
  Beginning of Period.......................................      N/A        N/A       N/A
  End of Period.............................................      N/A        N/A       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.077      1.032     1.000
  End of Period.............................................    1.136      1.077     1.032
Number of Units Outstanding at End of Period (in                0.221        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.105      1.000       N/A
  End of Period.............................................    1.053      1.105       N/A
Number of Units Outstanding at End of Period (in                2.990        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS VIT GROWTH AND INCOME FUND (SERVICE
  SHARES))
Unit Value:
  Beginning of Period.......................................    1.303      1.184     1.000
  End of Period.............................................    1.199      1.303     1.184
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.535      1.240     1.000
  End of Period.............................................    1.423      1.535     1.240
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    0.989      0.997     1.000
  End of Period.............................................    0.982      0.989     0.997
Number of Units Outstanding at End of Period (in               12.549      0.051       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS VIT CAPITAL GROWTH FUND (SERVICE
  SHARES))
Unit Value:
  Beginning of Period.......................................    1.303      1.188     1.000
  End of Period.............................................    1.256      1.303     1.188
Number of Units Outstanding at End of Period (in                3.129      1.372       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................               1.177     1.000
  End of Period.............................................    1.083      1.286     1.177
Number of Units Outstanding at End of Period (in                5.648      0.704       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................................    1.580      1.226     1.000
  End of Period.............................................    1.574      1.580     1.226
Number of Units Outstanding at End of Period (in                  N/A      0.293       N/A
  thousands)................................................

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................................    1.040      1.000       N/A
  End of Period.............................................    1.073      1.040       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.031      1.000       N/A
  End of Period.............................................    1.088      1.031       N/A
Number of Units Outstanding at End of Period (in                0.959        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.051      1.000       N/A
  End of Period.............................................    0.840      1.051       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.185      1.000       N/A
  End of Period.............................................    1.226      1.185       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of Period.......................................    1.060      1.000       N/A
  End of Period.............................................    0.962      1.060       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.082      1.000       N/A
  End of Period.............................................    1.044      1.082       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.100      1.000       N/A
  End of Period.............................................    1.074      1.100       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.050      1.000       N/A
  End of Period.............................................    1.048      1.050       N/A
Number of Units Outstanding at End of Period (in                3.967        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.140      1.071     1.000
  End of Period.............................................    1.147      1.140     1.071
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.053      1.000       N/A
  End of Period.............................................    1.044      1.053       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.064      1.000       N/A
  End of Period.............................................    1.051      1.064       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.063      1.000       N/A
  End of Period.............................................    1.050      1.063       N/A
Number of Units Outstanding at End of Period (in                1.323      0.738       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.072      1.000       N/A
  End of Period.............................................    1.050      1.072       N/A
Number of Units Outstanding at End of Period (in                1.320      0.453       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.078      1.000       N/A
  End of Period.............................................    1.045      1.078       N/A
Number of Units Outstanding at End of Period (in                5.872      3.034       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.080      1.000       N/A
  End of Period.............................................    1.042      1.080       N/A
Number of Units Outstanding at End of Period (in                1.387      6.349       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.085      1.000       N/A
  End of Period.............................................    1.031      1.085       N/A
Number of Units Outstanding at End of Period (in                4.157      2.127       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.086      1.000       N/A
  End of Period.............................................    1.031      1.086       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.087      1.000       N/A
  End of Period.............................................    1.029      1.087       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.089      1.000       N/A
  End of Period.............................................    1.025      1.089       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.120      1.000       N/A
  End of Period.............................................    1.132      1.120       N/A
Number of Units Outstanding at End of Period (in                0.459        N/A       N/A
  thousands)................................................

FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.067      1.000       N/A
  End of Period.............................................    1.078      1.067       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.513      1.183     1.000
  End of Period.............................................    1.338      1.513     1.183
Number of Units Outstanding at End of Period (in                5.175      0.613       N/A
  thousands)................................................

FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.131      1.000       N/A
  End of Period.............................................    0.928      1.131       N/A
Number of Units Outstanding at End of Period (in                  N/A      0.389       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.210      1.115     1.000
  End of Period.............................................    1.254      1.210     1.115
Number of Units Outstanding at End of Period (in                8.795      0.042       N/A
  thousands)................................................

FT VIP FRANKLIN INCOME SECURITIES FUND (CLASS 2)
Unit Value:                                                     1.062      1.000       N/A
  Beginning of Period.......................................    1.079      1.062       N/A
  End of Period.............................................
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.525      1.199     1.000
  End of Period.............................................    1.457      1.525     1.199
Number of Units Outstanding at End of Period (in                2.657      0.621       N/A
  thousands)................................................

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.053      1.000       N/A
  End of Period.............................................    1.015      1.053       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.043      1.000       N/A
  End of Period.............................................    1.024      1.043       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................................    1.050      1.000       N/A
  End of Period.............................................    0.970      1.050       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II
  SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS FUND CHANGED ITS NAME FROM
  THE INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II
  SHARES) AND NO INFORMATION IS PRESENTED BECAUSE THE FUND
  WAS NOT AVAILABLE UNDER THE CONTRACT UNTIL AFTER
  DECEMBER 31, 2011)
Unit Value:
  Beginning of Period.......................................      N/A        N/A       N/A
  End of Period.............................................      N/A        N/A       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

INVESCO V.I. CORE EQUITY FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE AIM V.I. CORE EQUITY FUND (SERIES II SHARES))
Unit Value:
  Beginning of Period.......................................    1.035      1.000       N/A
  End of Period.............................................    1.024      1.035       N/A
Number of Units Outstanding at End of Period (in                3.985        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE AIM V.I. GLOBAL HEALTH CARE FUND (SERIES II SHARES))
Unit Value:
  Beginning of Period.......................................    1.021      1.000       N/A
  End of Period.............................................    1.041      1.021       N/A
Number of Units Outstanding at End of Period (in               59.054        N/A       N/A
  thousands)................................................

INVESCO V.I. LEISURE FUND (SERIES II SHARES)
  (EFFECTIVE APRIL 30, 2012, THIS FUND MERGED INTO THE
  INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND (SERIES II
  SHARES), WHICH WAS THEN RENAMED THE INVESCO VAN
  KAMPEN V.I. AMERICAN FRANCHISE FUND (SERIES II SHARES) ON
  APRIL 30, 2012)
Unit Value:
  Beginning of Period.......................................    1.067      1.000       N/A
  End of Period.............................................    1.017      1.067       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.149      1.000       N/A
  End of Period.............................................    1.122      1.149       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.024      1.000       N/A
  End of Period.............................................    0.946      1.024       N/A
Number of Units Outstanding at End of Period (in                4.703        N/A       N/A
  thousands)................................................

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.374      1.200     1.000
  End of Period.............................................    1.323      1.374     1.200
Number of Units Outstanding at End of Period (in                1.701        N/A       N/A
  thousands)................................................

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES (SERVICE
  CLASS)
Unit Value:
  Beginning of Period.......................................    1.737      1.288     1.000
  End of Period.............................................    1.543      1.737     1.288
Number of Units Outstanding at End of Period (in                1.281        N/A       N/A
  thousands)................................................

MFS-REGISTERED TRADEMARK- UTILITIES SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.......................................    1.118      1.000       N/A
  End of Period.............................................    1.181      1.118       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.066      1.000       N/A
  End of Period.............................................    1.062      1.066       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.092      1.000       N/A
  End of Period.............................................    0.992      1.092       N/A
Number of Units Outstanding at End of Period (in                3.353        N/A       N/A
  thousands)................................................

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA (SERVICE SHARES)
  (EFFECTIVE APRIL 30, 2010, THIS FUND CHANGED ITS NAME FROM
  THE OPPENHEIMER STRATEGIC BOND FUND/VA (SERVICE SHARES))
Unit Value:
  Beginning of Period.......................................    1.076      1.000       N/A
  End of Period.............................................    1.075      1.076       N/A
Number of Units Outstanding at End of Period (in              189.479    197.243       N/A
  thousands)................................................

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.333      1.173     1.000
  End of Period.............................................    1.289      1.333     1.173
Number of Units Outstanding at End of Period (in                1.755        N/A       N/A
  thousands)................................................

OPPENHEIMER MAIN STREET SMALL CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................................    1.081      1.000       N/A
  End of Period.............................................    1.048      1.081       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.058      1.000       N/A
  End of Period.............................................    1.012      1.058       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.130      1.000       N/A
  End of Period.............................................    0.857      1.130       N/A
Number of Units Outstanding at End of Period (in                1.341        N/A       N/A
  thousands)................................................

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO (CLASS I)
Unit Value:
  Beginning of Period.......................................    1.076      1.000       N/A
  End of Period.............................................    1.044      1.076       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.......................................    1.056      1.000       N/A
  End of Period.............................................    0.987      1.056       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.210      1.124     1.000
  End of Period.............................................    1.179      1.210     1.124
Number of Units Outstanding at End of Period (in               15.964      8.851     1.889
  thousands)................................................

                                                                 YEAR ENDED DECEMBER 31ST
                                                              ------------------------------
SUB-ACCOUNT                                                     2011       2010       2009
-----------                                                   --------   --------   --------
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.336      1.195     1.000
  End of Period.............................................    1.226      1.336     1.195
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.264      1.157     1.000
  End of Period.............................................    1.211      1.264     1.157
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.306      1.181     1.000
  End of Period.............................................    1.217      1.306     1.181
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
  (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.135      1.000       N/A
  End of Period.............................................    0.907      1.135       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS REAL ESTATE SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.......................................    1.088      1.000       N/A
  End of Period.............................................    1.185      1.088       N/A
Number of Units Outstanding at End of Period (in                  N/A        N/A       N/A
  thousands)................................................

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND (CLASS A)
  (EFFECTIVE JULY 31, 2010, THIS FUND CHANGED ITS NAME FROM
  THE GOLDMAN SACHS TOLLKEEPER FUND (CLASS A))
Unit Value:
  Beginning of Period.......................................    1.161      1.000       N/A
  End of Period.............................................    0.998      1.161       N/A
Number of Units Outstanding at End of Period (in                0.100      0.255       N/A
  thousands)................................................

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2012

                      COMMONWEALTH HORIZON VARIABLE ANNUITY

                            FLEXIBLE PREMIUM VARIABLE
                           DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                              SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210              P.O. Box 758550
Southborough, MA 01772                    Topeka, Kansas 66675-8550
1-866-297-7531                            1-800-457-8803

         This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated April 30, 2012. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.

TABLE OF CONTENTS

                                                                      PAGE

SERVICES TO THE SEPARATE ACCOUNT                                       2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                          2
STATE REGULATION                                                       3
EXPERTS                                                                3
FINANCIAL STATEMENTS                                                   3
APPENDIX A STATE PREMIUM TAX CHART                                     4


                        SERVICES TO THE SEPARATE ACCOUNT

         Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity" or the "Company") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT, 06103.

         The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2011, 2010 and 2009 were $2,897,558.61, $1,988,701.71 and $947.136.65.

Horizon

                                STATE REGULATION

         Commonwealth Annuity is subject to the laws of Massachusetts governing insurance companies and to regulation by the Massachusetts Division of Insurance. An annual statement in a prescribed form is filed with the Massachusetts Division of Insurance each year. Commonwealth Annuity's books and accounts are subject to review by the Division of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Commonwealth Annuity is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

         In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

                                     EXPERTS

         The financial statements of Commonwealth Annuity at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the financial statements of the Commonwealth Annuity Separate Account A of the Company as of December 31, 2011 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

         The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

         This Statement of Additional Information contains financial statements for the Company. The financial statements of the Company should be considered primarily as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The Contracts are not entitled to participate in our earnings, dividends, or surplus.

                                   APPENDIX A

                             STATE PREMIUM TAX CHART

                                                RATE OF TAX
                                     ---------------------------------
                                      QUALIFIED          NON-QUALIFIED
STATE                                   PLANS                PLANS
-----                                ------------------ --------------
California                             0.50%*                2.35%*
Maine                                  0.00%                 2.00%
Nevada                                 0.00%                 3.50%*
South Dakota                           0.00%                 1.25%**
West Virginia                          1.00%*                1.00%*
Wyoming                                0.00%                 1.00%

-----------------
* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**   The Tax Rate is 0.08% on annuity considerations in excess of $500,000.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2011 and December 31,2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                         NOTES      2011        2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $3,639.3
         and $2,647.6 in 2011 and 2010, respectively)                                        6,8   $ 3,770.6   $ 2,844.3
      Trading fixed maturities at fair value (amortized cost of $485.0 and $491.2
         in 2011 and 2010, respectively)                                                       8       528.7       526.4
      Equity securities at fair value (cost of $0.1 in 2010)                                   6          --         0.1
      Commercial mortgage loans                                                              6,8       197.5          --
      Policy loans                                                                             8       299.0       306.4
                                                                                                   ---------   ---------
         Total investments                                                                           4,795.8     3,677.2
                                                                                                   ---------   ---------
   Cash and cash equivalents                                                                           478.0       251.4
   Accrued investment income                                                                            45.7        41.7
   Premiums, accounts and notes receivable, net                                                          1.9         2.0
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
      modified coinsurance                                                                    13     4,639.8     4,725.0
   Value of business acquired                                                                 12        23.1        27.3
   Deferred policy acquisition costs                                                          14       168.8       207.1
   Deferred federal income taxes                                                              10          --        80.4
   Derivative instruments receivable                                                         6,8       146.7       115.0
   Other assets                                                                               16        61.1        31.0
   Separate account assets                                                                     8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total assets                                                                              $13,657.0   $13,181.7
                                                                                                   =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities at fair value of $584.4 and $585.3
         in 2011 and 2010, respectively)                                                       8   $ 5,292.9   $ 5,476.9
      Outstanding claims and losses (includes liabilities at fair value of $7.1 and $5.8
         in 2011 and 2010, respectively)                                                       8        97.5        88.6
      Contractholder deposit funds and other policy liabilities
         (includes liabilities at fair value of $94.6 and $97.2 in 2011 and 2010,
         respectively)                                                                         8     1,634.6       234.7
                                                                                                   ---------   ---------
         Total policy liabilities and accruals                                                       7,025.0     5,800.2
                                                                                                   ---------   ---------
   Derivative instruments payable                                                              8          --        98.0
   Collateral on derivative instruments                                                        8        38.7        11.6
   Securities sold under agreements to repurchase                                              8        99.7        89.6
   Deferred federal income taxes                                                              10        41.9          --
   Dividend payable to shareholder                                                            11       160.0       250.0
   Accrued expenses and other liabilities                                                     16        52.6        69.5
   Reinsurance payable                                                                        13     2,077.0     1,964.0
   Separate account liabilities                                                                8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total liabilities                                                                         $12,791.0   $12,306.5
                                                                                                   ---------   ---------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                              $     2.5   $     2.5
   Additional paid-in capital                                                                          716.9       716.9
   Accumulated other comprehensive income                                                      6        53.0        94.2
   Retained earnings                                                                                    93.6        61.6
                                                                                                   ---------   ---------
         Total shareholder's equity                                                                    866.0       875.2
                                                                                                   ---------   ---------
         Total liabilities and shareholder's equity                                                $13,657.0   $13,181.7
                                                                                                   =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  NOTES    2011     2010     2009
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                          13  $  47.4   $ 51.0   $ 48.5
   Universal life and investment product policy fees                 13    194.1    200.7    234.7
   Net investment income                                              7    197.3    191.4    323.3
   Net realized investment gains
      Total other-than-temporary impairment ("OTTI") losses           7     (0.2)      --    (10.0)
      OTTI losses recognized in other comprehensive income                    --       --     (2.6)
                                                                         -------------------------
      Net OTTI losses recognized in earnings                                (0.2)      --     (7.4)
      Net realized capital gains, excluding net OTTI losses
         recognized in earnings                                       7    102.0     91.0     30.0
                                                                         -------------------------
   Total net realized investment gains                                     101.8     91.0     22.6
   Other income                                                      16     20.5     26.2      7.1
                                                                         -------------------------
      Total revenues                                                       561.1    560.3    636.2
                                                                         -------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses      13    295.2    259.1    346.5
   Policy acquisition expenses                                    12,14     47.6     64.5     96.8
   (Gains)/losses on derivative instruments                           6   (133.0)    (4.9)    27.5
   Other operating expenses                                          16     67.7     79.7     67.6
                                                                         -------------------------
      Total benefits, losses and expenses                                  277.5    398.4    538.4
                                                                         -------------------------

      Income before federal income taxes                                   283.6    161.9     97.8
                                                                         -------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax benefit                                               10    (52.8)      --       --
   Deferred tax expense                                              10    144.4     42.7      6.3
                                                                         -------------------------
      Total federal income tax expense                                      91.6     42.7      6.3
                                                                         -------------------------

Net income                                                               $ 192.0   $119.2   $ 91.5
                                                                         =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                             2011     2010     2009
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                           -------------------------
Net income                                                                 $ 192.0   $119.2   $ 91.5
                                                                           -------------------------
Other comprehensive income, before tax:
   Unrealized gains for the period                                            35.4    134.1    229.7
      Less: reclassification adjustment for gains included in net income    (100.8)   (94.2)   (13.0)
                                                                           -------------------------
   Unrealized (losses)/gains on available-for-sale securities                (65.4)    39.9    216.7
   Net effect on value of business acquired and deferred
      acquisition costs                                                        2.0      2.6    (71.5)
   Cumulative effect of change in accounting principle                          --       --     12.2
                                                                           -------------------------
Other comprehensive (loss)/income, before tax                                (63.4)    42.5    157.4

   Income tax benefit/(expense) related to items of other
      comprehensive income                                                    22.2    (14.9)   (57.9)
                                                                           -------------------------
Other comprehensive (loss)/income, net of tax                                (41.2)    27.6     99.5

                                                                           -------------------------
Comprehensive income                                                       $ 150.8   $146.8   $191.0
                                                                           =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER                      TOTAL
                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL    (LOSS)/INCOME   EARNINGS       EQUITY
------------------------------------------------------------------------------------------------
                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9        $(25.0)      $ 149.7       $ 594.1
                                   ==========================================================

Net income                                                                 91.5          91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                (7.9)         11.0           3.1
Other comprehensive income -
   Net unrealized gains                                      99.5                        99.5
Capital contribution                          250.0                                     250.0
Dividend to shareholder                                                   (60.0)        (60.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9        $ 66.6       $ 192.2       $ 978.2
                                   ==========================================================

Net income                                                                119.2         119.2
Other comprehensive income -
   Net unrealized gains                                      27.6           0.2          27.8
Dividend to shareholder                                                  (250.0)       (250.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9        $ 94.2       $  61.6       $ 875.2
                                   ==========================================================

Net income                                                                192.0         192.0
Other comprehensive loss -
   Net unrealized losses                                    (41.2)                      (41.2)
Dividend to shareholder                                                  (160.0)       (160.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2011       $2.5      $716.9        $ 53.0       $  93.6       $ 866.0
                                   ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                               2011        2010        2009
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                               $   192.0   $   119.2   $    91.5
   Adjustments to reconcile net income to net cash provided by/(used in)
      operating activities:
      Changes in fair value of trading fixed maturities                          (8.5)       (7.8)      (27.5)
      Net realized investment gains                                            (101.8)      (91.0)      (22.6)
      Non cash derivative activity                                             (116.9)       29.8        27.4
      Net accretion and amortization on investments                             (72.7)      (68.5)      (56.6)
      Net amortization and depreciation                                          47.5        64.8       100.7
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                            19.5         0.9         0.8
      Deferred federal income taxes                                             144.4        42.7         6.3
      Change in deferred policy acquisition costs                                  --          --        (4.1)
      Change in premiums and notes receivable, net of reinsurance
         premiums payable                                                       113.1        23.2         7.7
      Change in accrued investment income                                        12.1        (0.6)       (5.3)
      Change in policy liabilities and accruals, net                           (185.1)     (430.2)     (372.2)
      Change in reinsurance receivable and modified coinsurance                  85.2        99.1       109.6
      Change in accrued expenses and other liabilities                           (1.5)      (14.4)      (64.1)
      Other, net                                                                 (2.7)      (52.8)       57.6
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) operating activities                       124.6      (285.6)     (150.8)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities          2,636.8     1,776.9     1,509.7
      Proceeds from maturities of available-for-sale fixed maturities            26.9        45.4       519.6
      Proceeds from disposals of trading fixed maturities                       128.1       108.8        68.0
      Proceeds from maturities of trading fixed maturities                        0.2         4.8        49.1
      Proceeds from mortgages sold, matured or collected                         38.6          --          --
      Proceeds from other investments                                           627.1       364.2       349.8
      Reinsurance transactions, net of cash acquired                             26.6          --          --
      Business acquisitions, net of cash acquired                                  --          --         7.2
      Purchase of available-for-sale fixed maturities                        (2,259.5)   (1,515.5)   (2,239.5)
      Purchase of trading fixed maturities                                     (117.0)     (200.7)      (60.5)
      Purchase of other investments                                            (629.5)     (389.1)     (288.4)
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) investing activities                       478.3       194.8       (85.0)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                      (139.0)     (101.2)         --
      Proceeds from issuance of repurchase agreements                           149.1       190.6          --
      (Withdrawals from)/deposits in contractholder deposit funds              (120.2)      (46.6)       69.5
      Withdrawals from trust instruments supported by funding obligations       (16.2)       (0.8)       (0.9)
      Capital contribution                                                         --          --       250.0
      Dividend to shareholder                                                  (250.0)         --       (60.0)
                                                                            ---------   ---------   ---------
      Net cash (used in)/provided by financing activities                      (376.3)       42.0       258.6
                                                                            ---------   ---------   ---------
      Net change in cash and cash equivalents                                   226.6       (48.8)       22.8
      Cash and cash equivalents, beginning of period                            251.4       300.2       277.4
                                                                            ---------   ---------   ---------
      Cash and cash equivalents, end of period                              $   478.0   $   251.4   $   300.2
                                                                            =========   =========   =========

      Income taxes received/(paid)                                          $    43.1   $      --   $      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2011, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities". At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company did not intend to sell, nor was it more likely than not that the Company would be required to sell before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2011 and 2010, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the variable universal life block of policies is deemed to be 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0% to 11.25% for annuities and 2.5% to 6.5% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

     L. RECENT ACCOUNTING DEVELOPMENTS

IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic
820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosure requirements became effective for the Company beginning in 2010, while others became effective for the Company beginning in 2011. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of income or cash flows.

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic
860) - Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for periods beginning after December 15, 2011. The adoption of ASU No. 2011-03 will not affect the Company's financial condition, results of income or cash flows.

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSs (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company's financial condition, results of income or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME (ASC 220). In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU No. 2011-05 improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. ASU No. 2011-05 requires the Company to present all nonowner changes in shareholder's equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements, and to present on the face of the financial statements reclassification adjustments from other comprehensive income to net income. These amendments related to the presentation of other comprehensive income are effective for fiscal years ending after December 15, 2012, while the amendments related to the presentation of reclassification adjustments have been deferred. As the standard only addresses financial statement presentation, adoption will not affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11 will require disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. In connection with this transaction, a trust account was established for the sole use and benefit of the Company, and the Company received approximately $1.2 billion of available-for-sale fixed maturities and $239.2 million of commercial mortgage loan assets. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 13 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with a third party, whereby the third party agreed to assumption reinsure certain individual disability income insurance policies that were 100% coinsured to and serviced by the third party. In connection with the agreement, the Company paid $1.0 and $4.0 million to the third party in 2009 and 2010, respectively. The Company received approval from the Massachusetts Division of Insurance and the New York Insurance Department for the transaction and from several other State insurance departments.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of a third party and its affiliates. Under this coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, in the fourth quarter of 2010, the Company assigned to another third party all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts originally assumed. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to the original third party. See Note 13 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with a third party. Under the agreements, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Subsequently, on April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of the third party, thereby reducing mortality exposure for the Company.

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2011     2010
--------------------------------------------------
(IN MILLIONS)
Beginning balance                  $216.7   $239.4
Provision for GMDB:
   GMDB expense incurred             37.0     39.8
   Volatility (1)                    70.5     14.9
                                   ---------------
                                    107.5     54.7
Claims, net of reinsurance:
   Claims from policyholders        (71.2)   (70.4)
   Claims ceded to reinsurers        60.3     64.0
                                   ---------------
                                    (10.9)    (6.4)
GMDB reinsurance premium            (58.9)   (71.0)
                                   ---------------
Ending balance                     $254.4   $216.7
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2011 and 2010.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds. For 2010, volatility assumptions range from 23% to 42% for equities varying by fund type and duration; 6% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2012 and 2013 are approximately 8% and 9%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2011       2010
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,549   $  2,732
   Net amount at risk                                    $     23   $     22
   Average attained age of contractholders                     63         63
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    622   $    756
   Net amount at risk                                    $     93   $     90
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     33   $     45
   Net amount at risk                                    $     22   $     24
   Average attained age of contractholders                     80         79
Higher of ratchet or roll-up
   Account value                                         $  2,245   $  2,706
   Net amount at risk                                    $  1,362   $  1,326
   Average attained age of contractholders                     76         75
Total of guaranteed benefits categorized above
   Account value                                         $  5,449   $  6,239
   Net amount at risk                                    $  1,500   $  1,462
   Average attained age of contractholders
      (weighted by account value)                              69         69
Number of contractholders                                 133,441    146,931

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,    2011    2010
------------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $  --   $  --
Acquisition expenses deferred        2.9     0.3
Reinsurance ceded                   (2.9)   (0.3)
                                   -------------
Balance at end of year             $  --   $  --
                                   =============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2011         2010
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     19.4   $     23.8
Range of guaranteed minimum return rates    2.8 - 5.2%   2.8 - 5.7%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2011    2010
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $26.7   $28.7
   Cash and cash equivalents     1.8     5.6
                               -------------
Total                          $28.5   $34.3
                               =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2011                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  456.6     $ 68.2      $    --     $  524.8
States and political subdivisions                  292.8       46.2           --        339.0
Emerging markets                                    18.2        0.2         (0.2)        18.2
Corporate fixed maturities                       1,229.5       84.7         (8.8)     1,305.4
Structured securities                            1,642.2       40.2        (99.2)     1,583.2
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $3,639.3     $239.5      $(108.2)    $3,770.6
                                                =============================================

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                =============================================
Equity securities (1)                           $    0.1     $   --       $   --     $    0.1
                                                =============================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

At December 31, 2011 and 2010, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $88.4 and $92.4 million, and $104.4 and $99.0 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2011 and 2010, cash and fixed maturities held as collateral were $40.5 and $15.4 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                         AMORTIZED     FAIR
AS OF DECEMBER 31, 2011                     COST       VALUE
-------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                   $   24.5   $   24.8
Due after one year through five years        684.8      696.4
Due after five years through ten years       764.7      802.1
Due after ten years                        2,165.3    2,247.3
                                          -------------------
Total                                     $3,639.3   $3,770.6
                                          ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

                          AMORTIZED
AS OF DECEMBER 31, 2011      COST
-----------------------------------
(IN MILLIONS)
2012                        $ 10.1
2013                          65.1
2014                          49.2
2015                          59.2
2016                          10.2
2017 and thereafter            3.7
                            ------
   Total                    $197.5
                            ======

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML by geographic region and property type.

                            AMORTIZED
AS OF DECEMBER 31, 2011       COST
-------------------------------------
(IN MILLIONS)
Virginia                      $ 47.7
New York                        40.8
Florida                         36.2
Minnesota                       18.6
Washington                      17.8
California                      16.0
Nebraska                        10.0
Multiple                        10.4
                              ------
   Total by Region            $197.5
                              ======

Office Building               $ 91.8
Apartment                       38.1
Warehouse                       33.9
Retail                          17.0
Other Commercial                15.9
Industrial                       0.8
                              ------
   Total by Property Type     $197.5
                              ======

     C. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2011
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 39.3         $--          9,131
   GMDB product derivatives                                        48.5          --        471,956
   Embedded derivatives under modified coinsurance contracts       58.9          --              3
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $146.7         $--        481,090
                                                                 =================================

   Fair value included within total assets                       $146.7
                                                                 ======
   Fair value included within total liabilities                                 $--
                                                                                ===

As of December 2010
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======
   Fair value included within total liabilities                                $98.0
                                                                               =====

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $  3.4
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments            0.8
GMDB product derivatives           (Gains)/losses on derivative instruments           20.0
Credit default swaps               (Gains)/losses on derivative instruments           (0.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments          112.8
                                                                                    ------
                                                                                     133.0
                                                                                    ------
Total gain                                                                          $136.4
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $ (4.4)
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives           (Gains)/losses on derivative instruments          (65.5)
Credit default swaps               (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments           72.6
                                                                                    ------
                                                                                       4.9
                                                                                    ------
Total gain                                                                          $  0.5
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    -------
General account derivatives        Net realized investment gains/(losses)           $   2.4
                                                                                    -------
Foreign currency swap              Losses/(gains) on derivative instruments             2.0
GMDB product derivatives           Losses/(gains) on derivative instruments          (138.2)
Credit default swaps               Losses/(gains) on derivative instruments            (6.9)
Embedded derivatives under
   modified coinsurance contacts   Losses/(gains) on derivative instruments           115.6
                                                                                    -------
                                                                                      (27.5)
                                                                                    -------
Total loss                                                                          $ (25.1)
                                                                                    =======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2011 and 2010, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                         2011    2010
                                                         ----   -----
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                             $3.7   $ 5.0

Additions:
Initial impairments - credit loss OTTI recognized on
   securities not previously impaired                     0.2      --

Reductions:
Due to sales (or maturities, pay downs or prepayments)
   during the period of securities previously credit
   loss OTTI impaired                                      --    (1.3)
                                                         ----   -----
BALANCE AT END OF YEAR                                   $3.9   $ 3.7
                                                         ====   =====

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                       NUMBER OF
DECEMBER 31, 2011                               UNREALIZED     FAIR     SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES       VALUE      UNREALIZED LOSSES
---------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $ 32.6     $  750.4           104
   Greater than 12 months                            1.9         12.8            14
                                                  ---------------------------------
Total investment grade fixed maturities           $ 34.5     $  763.2           118
                                                  ---------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 72.3     $  710.1           120
   Greater than 12 months                            1.4          9.2             6
                                                  ---------------------------------
Total below investment grade fixed maturities       73.7        719.3           126
                                                  ---------------------------------
Total fixed maturities                            $108.2     $1,482.5           244
                                                  =================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                  GROSS                     NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES      VALUE     UNREALIZED LOSSES
-------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0             69
   Greater than 12 months                           9.2        43.8              7
                                                  --------------------------------
Total investment grade fixed maturities           $25.7      $456.8             76
                                                  --------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6             16
   Greater than 12 months                           3.6        17.5             10
                                                  --------------------------------
Total below investment grade fixed maturities       6.0        91.1             26
                                                  --------------------------------
Total fixed maturities                            $31.7      $547.9            102
                                                  ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

     G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:

AS OF DECEMBER 31,
ISSUER NAME (IN MILLIONS)     2011      2010
--------------------------------------------
U.S. Treasury and Strips     $453.9   $369.7
Bank of America Large Loan     91.2       --

7. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2011     2010     2009
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                    $226.3   $227.6   $206.5
Fixed maturities - change in fair value on trading securities      8.5      7.8     27.5
Commercial mortgage loans                                          5.7       --       --
Equity securities                                                   --       --      3.9
Policy loans                                                      20.9     21.7     19.4
Modified coinsurance interest income                              64.5     70.3     68.7
Short-term investments and miscellaneous income/(loss)             0.2     (7.1)     2.7
                                                                ------------------------
   Gross investment income                                       326.1    320.3    328.7
Less: modified coinsurance interest expenses                    (121.9)  (122.6)      --
Less: investment expenses                                         (6.9)    (6.3)    (5.4)
                                                                ------------------------
Net investment income                                           $197.3   $191.4   $323.3
                                                                ========================

The Company had no fixed maturities on non-accrual status at December 31, 2011, 2010 or 2009. The Company had no fixed maturities which were non-income producing at December 31, 2011, 2010 or 2009.

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,           2011     2010    2009
----------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)   $100.8   $94.2   $22.5
Trading fixed maturities                     1.5     1.1     7.3
Commercial mortgage loans                   (1.1)     --      --
Equity securities (2)                         --      --    (9.7)
Other investments                            0.6    (4.3)    2.5
                                          ----------------------
   Net realized investment gains           101.8    91.0    22.6
                                          ======================

(1) The Company recognized other-than-temporary impairments of $0.2, $0.0, and $7.4 million in 2011, 2010, and 2009, respectively.

(2)  The Company had no other-than-temporary impairments in 2011, 2010, or 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY      GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES        GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2011
Fixed maturities                      $2,414.7     $114.7    $13.9

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2011 and 2010. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                           $447.5    $   77.3    $ --     $  524.8
      States and political subdivisions                      --       339.0      --        339.0
      Emerging markets                                       --        18.2      --         18.2
      Corporate fixed maturities                           12.0     1,293.1     0.3      1,305.4
      Structured securities                                  --     1,583.2      --      1,583.2
                                                         ---------------------------------------
         Total available-for-sale fixed maturities        459.5     3,310.8     0.3      3,770.6
                                                         ---------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               6.5        2.6        --        9.1
      States and political subdivisions                       --       30.4        --       30.4
      Corporate fixed maturities                              --      331.4        --      331.4
      Structured securities                                   --      157.8        --      157.8
                                                        ----------------------------------------
         Total trading fixed maturities                      6.5      522.2        --      528.7
                                                        ----------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                 --       32.9        --       32.9
      Equity market contracts                               39.3       14.8       0.8       54.9
      Embedded derivatives - modco loans                      --         --      58.9       58.9
                                                        ----------------------------------------
         Total derivative instruments receivable            39.3       47.7      59.7      146.7
                                                        ----------------------------------------
      Separate account assets                            3,296.1         --        --    3,296.1
                                                        ----------------------------------------
      Total assets at fair value                        $3,801.4   $3,880.7    $ 60.0   $7,742.1
                                                        ========================================
Financial Liabilities
      Closed Block policy liabilities                   $     --   $     --    $686.1   $  686.1
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $     --    $686.1   $  686.1
                                                        ========================================

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                          $  367.4   $   98.8    $   --   $  466.2
      States and political subdivisions                       --      295.6        --      295.6
      Foreign governments                                    2.0         --        --        2.0
      Corporate fixed maturities                              --    1,080.4       0.3    1,080.7
      Structured securities                                   --      999.8        --      999.8
                                                        ----------------------------------------
         Total available-for-sale fixed maturities         369.4    2,474.6       0.3    2,844.3
                                                        ----------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               2.3        2.7        --        5.0
      States and political subdivisions                       --       29.2        --       29.2
      Corporate fixed maturities                              --      302.4        --      302.4
      Structured securities                                   --      189.8        --      189.8
                                                        ----------------------------------------
         Total trading fixed maturities                      2.3      524.1        --      526.4
                                                        ----------------------------------------
      Equity securities                                      0.1         --        --        0.1
   Derivative instruments receivable
      Interest rate contracts                                 --       11.5        --       11.5
      Foreign currency contracts                              --        1.6        --        1.6
      Equity market contracts                               30.5       11.2       1.2       42.9
      Embedded derivatives - modco loan                       --         --      59.0       59.0
                                                        ----------------------------------------
         Total derivative instruments receivable            30.5       24.3      60.2      115.0
                                                        ----------------------------------------
      Separate account assets                            4,023.6         --        --    4,023.6
                                                        ----------------------------------------
      Total assets at fair value                        $4,425.9   $3,023.0    $ 60.5   $7,509.4
                                                        ========================================
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                  $     --   $    0.6    $  0.5   $    1.1
      Embedded derivatives - modco loan                       --         --      96.9       96.9
                                                        ----------------------------------------
      Total derivative instruments payable                    --        0.6      97.4       98.0
                                                        ----------------------------------------
      Closed Block policy liabilities                         --         --     688.3      688.3
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $    0.6    $785.7   $  786.3
                                                        ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2011 and 2010. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2011 and December 31, 2010.

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS                      NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE                    IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE   NET SETTLEMENTS     OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $  --          $   --             $  --             $--           $  0.3
Derivative contracts
   Equity market                           1.2        --             0.2                --            (0.6)             0.8
   Embedded derivative                    59.0        --            (0.1)               --              --             58.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             60.2        --             0.1                --            (0.6)            59.7
                                        -----------------------------------------------------------------------------------
Total assets                            $ 60.5        --             0.1                --            (0.6)          $ 60.0
                                        ===================================================================================
Financial Liabilities
Closed Block policy liabilities         $688.3    $(10.7)(1)      $  8.5             $  --             $--           $686.1
Derivative contracts
   Credit                                  0.5       0.4              --              (0.9)             --               --
   Embedded derivative                    96.9        --           (96.9)               --              --               --
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             97.4       0.4           (96.9)             (0.9)             --               --
                                        -----------------------------------------------------------------------------------
Total liabilities                       $785.7    $(10.3)         $(88.4)            $(0.9)            $--           $686.1
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS     NET PURCHASES,   NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE    ISSUANCES AND   IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE      SETTLEMENTS      OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $   --         $   --             $   --            $   --        $  0.3
   Structured securities                  42.6         --             --                 --             (42.6)           --
Derivative contracts
   Foreign currency                        2.1         --             --                 --              (2.1)           --
   Equity market                            --       (0.7)            --                1.9                --           1.2
   Embedded derivative                    59.3         --           (0.3)                --                --          59.0
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             61.4       (0.7)          (0.3)               1.9              (2.1)         60.2
                                        -----------------------------------------------------------------------------------
Total assets                            $104.3     $ (0.7)        $ (0.3)            $  1.9            $(44.7)       $ 60.5
                                        ===================================================================================

Financial Liabilities
Closed Block policy liabilities         $684.1     $   --         $   --             $  4.2(1)         $   --        $688.3
Derivative contracts
   Credit                                   --         --             --                 --               0.5           0.5
   Embedded derivative                   135.2      (28.0)         (44.9)              34.6                --          96.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts            135.2      (28.0)         (44.9)              34.6               0.5          97.4
                                        -----------------------------------------------------------------------------------
Total liabilities                       $819.3     $(28.0)        $(44.9)            $ 38.8            $  0.5        $785.7
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures":

     COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2011 and 2010 was approximately $99.7 and $89.6 million, respectively. The Company posted $99.7 and $89.6 million in Treasury securities as collateral for these transactions as of December 31, 2011 and 2010, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     GUARANTEED INVESTMENT CONTRACT

Fair values are estimated using discounted cash flow calculations and current interest rates for contracts with similar maturities.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2011 and 2010:

                                                                2011                 2010
                                                        ---------------------------------------
                                                        CARRYING     FAIR     CARRYING    FAIR
DECEMBER 31,                                              VALUE      VALUE      VALUE     VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                            $  197.5   $  199.9    $   --    $   --
   Policy loans                                            299.0      398.1     306.4     369.3
                                                        ---------------------------------------
                                                        $  496.5   $  598.0    $306.4    $369.3
                                                        =======================================
Financial Liabilities
   Securities sold under agreements to repurchase       $   99.7   $   99.7    $ 89.6    $ 89.6
   Supplementary contracts without life contingencies        5.7        5.7       7.4       7.4
   Guaranteed investment contract                             --         --      16.0      17.6
   Other individual contract deposit funds               1,457.1    1,457.1     106.1     106.1
                                                        ---------------------------------------
                                                        $1,562.5   $1,562.5    $219.1    $220.7
                                                        =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2011     2010
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
   Trading fixed maturities at fair value (amortized cost of $485.0
      and $491.2 in 2011 and 2010, respectively)                          $528.7   $526.4
   Policy loans                                                             93.3     96.8
   Cash and cash equivalents                                                 8.2      3.4
   Accrued investment income                                                 9.3      9.6
   Deferred federal income taxes                                            19.7     20.6
   Other assets                                                              1.4      1.5
                                                                          ---------------
      Total assets                                                        $660.6   $658.3
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.5   $596.9
   Policyholder dividend obligation at fair value (1)                       76.9     77.9
   Policyholder dividends payable at fair value (1)                         12.7     13.5
   Other liabilities                                                         4.4      7.8
                                                                          ---------------
      Total liabilities                                                   $690.5   $696.1
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 29.9   $ 37.8
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31           2011    2010   2009
--------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income             $18.0   $19.4   $22.3
   Net investment income                  46.9    49.5    67.2
   Net realized investment gains           1.5     1.1     7.3
                                         ---------------------
      Total revenues                      66.4    70.0    96.8
                                         ---------------------

BENEFITS AND EXPENSES
   Policy benefits                        54.6    68.3    92.3
   Other expenses                          0.5     0.4     0.4
                                         ---------------------
      Total benefits and expenses         55.1    68.7    92.7
                                         ---------------------

Net contribution from the Closed Block   $11.3   $ 1.3   $ 4.1
                                         ---------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015 and will file a stand alone tax return for the period January 1, 2011 through December 31, 2011. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. Both the Company and FAFLIC filed standalone tax returns the period January 1, 2009 through December 31, 2009. The Company received payments for tax benefits in the amount of $57.3 and $0.0 million for 2011 and 2010, respectively.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                 2011     2010   2009
---------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense/(benefit)
   Current tax benefit                          $(52.8)  $  --   $ --
   Deferred tax expense                          144.4    42.7    6.3
                                                ---------------------
Total                                           $ 91.6   $42.7   $6.3
                                                =====================

FOR THE YEARS ENDED DECEMBER 31,                 2011    2010    2009
----------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense             $99.3   $56.7   $ 34.2
   Dividend received deduction                   (4.4)   (4.5)    (3.8)
   Prior years' federal income tax adjustment    (2.9)   (2.9)      --
   Tax credits                                   (0.4)   (0.5)      --
   Valuation allowance                             --    (6.1)   (24.1)
                                                ----------------------
Federal income tax expense                      $91.6   $42.7   $  6.3
                                                ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                  2011       2010
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                       $  70.5    $  69.0
   Sec. 848 capitalization                     50.2       46.7
   Tax credit carryforwards                     6.1       11.0
   Loss carryforwards                          35.4      140.5
   Ceding commission                            6.4       13.4
   Accrued policyholder dividends               4.5        4.7
   Deferred compensation                        2.5        0.1
                                            ------------------
      Subtotal deferred tax asset             175.6      285.4
         Valuation allowance                   (6.1)      (6.1)
                                            ------------------
Total deferred tax asset, net               $ 169.5    $ 279.3
                                            ------------------

Deferred tax liability
      VOBA/DAC                              $ (85.6)   $(101.3)
      Investments, net                       (101.0)     (76.4)
      Fair value adjustment - Closed Block    (15.3)     (12.3)
      Other, net                               (9.5)      (8.9)
                                            ------------------
Total deferred tax liability                 (211.4)    (198.9)
                                            ------------------
Total deferred tax (liability)/asset, net   $ (41.9)   $  80.4
                                            ==================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2011 and 2010, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2011, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million that will expire beginning in 2013, net operating loss carryforwards of $136.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $2.1 million at December 31, 2011 and $4.2 million at December 31, 2010 that begin to expire in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2011 and December 31, 2010, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $71.7 and $54.5 million at December 31, 2011 and 2010, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $403.9 and $430.7 million at December 31, 2011 and 2010, respectively, for the Company.

In 2011, the Company declared a dividend payable of $160.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2012. In 2010, the Company declared a dividend payable of $250.0 million to Goldman Sachs which was paid in January 2011. In 2009, the Company declared and paid a dividend of $60.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                  2011    2010
                                                                 -------------
(IN MILLIONS)
   Balance, at beginning of year                                 $27.3   $30.3
   Amortized to expense during the year                           (4.3)   (2.9)
   Adjustment for unrealized investment losses during the year     0.1    (0.1)
                                                                 -------------
   Balance, at end of year                                       $23.1   $27.3
                                                                 =============

In 2009, the amount amortized to expense was $23.8 million.

Estimated future amortization of VOBA as of December 31, 2011 is as follows:

(IN MILLIONS)
   2012                  $ 3.1
   2013                    2.9
   2014                    2.7
   2015                    2.5
   2016                    2.3
   2017 and thereafter     9.6
                         -----
   Total                 $23.1
                         =====

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2011 and 2010, the Company ceded reserves of $525.2 and $553.6 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2011 and 2010, the Company ceded reserves of $33.3 and $35.5 million, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As previously discussed in Note 4 - Significant Transactions, on December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company wrote off a net $55.0 million after considering in its reinsurance costs of $76.5 million for VOBA and $61.7 million for DAC associated with the variable annuity business. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a receivable of $23.2 million and a liability of $96.9 million is reflected on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, the assumed reserves under this contract were $2.2 and $2.1 billion, respectively. In conjunction with this agreement, Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2011 and 2010, the trust account held $129.9 million and $99.6 million, respectively, of cash equivalents and fixed maturities.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also mainatains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. As mentioned in
Note 4 - Significant Transactions, in 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities. The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2011        2010
--------------------------------------------------------------
(IN MILLIONS)
Policy liabilities and accruals:
   Direct                                $ 3,160.4   $ 3,331.1
   Assumed - non-affiliated                3,864.6     2,469.1
                                         ---------------------
Total policy liabilities and accruals:     7,025.0     5,800.2

   Ceded - affiliated (1)                 (2,729.5)   (2,676.9)
   Ceded - non-affiliated (1)               (621.5)     (809.6)
                                         ---------------------
Net policy liabilities and accruals      $ 3,674.0   $ 2,313.7
                                         =====================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2011 or 2010, respectively.

As of December 31, 2011 and 2010, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia and Arrow. Reinsurance recoverables at December 31, 2011 and 2010 of approximately $558.5 and $589.1 million, respectively, related to the blocks of business reinsured with Columbia and approximately $2.2 and $2.1 billion, respectively, related to the block of business reinsured with Arrow.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2011    2010     2009
--------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                          $27.5   $ 32.3   $ 40.2
   Assumed - non-affiliated                         29.0     31.6     27.7
   Ceded - non-affiliated                           (9.1)   (12.9)   (19.4)
                                                   -----------------------
Net premiums                                       $47.4   $ 51.0   $ 48.5
                                                   =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,                 2011      2010      2009
--------------------------------------------------------------------------
(IN MILLIONS)
Universal life and investment product
   policy fees:
   Direct                                      $ 112.4   $ 124.7   $ 125.7
   Assumed - affiliated                             --       7.5       7.5
   Assumed - non-affiliated                      155.4     159.9     113.3
   Ceded - affiliated                            (73.7)    (91.4)    (12.5)
   Ceded - non-affiliated                           --        --       0.7
                                               ---------------------------
Net universal life and investment product
   policy fees                                 $ 194.1   $ 200.7   $ 234.7
                                               ===========================

Life and accident and health insurance and
   other individual policy benefits, claims,
   losses and loss adjustment expenses:
   Direct                                      $ 163.1   $ 250.9   $ 338.9
   Assumed - affiliated                             --       2.2     112.8
   Assumed - non-affiliated                      223.3     193.9      16.0
   Ceded - affiliated                           (210.0)   (163.3)   (101.7)
   Ceded - non-affiliated                        118.8     (24.6)    (19.5)
                                               ---------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                         $ 295.2   $ 259.1   $ 346.5
                                               ===========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,               2011     2010
-------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                 $207.1   $243.3
Block acquisition                                3.0       --
Amortized to expense during the year           (43.3)   (61.6)
Adjustment for unrealized investment losses
   during the year                               2.0      2.7
Capitalization, other                             --     22.7
                                              ---------------
Balance, at end of year                       $168.8   $207.1
                                              ===============

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

In 2009, the amount amortized to expense was $65.6 million.

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $198.3 and $370.4 million at December 31, 2011 and 2010, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $198.3 and $372.2 million at December 31, 2011 and 2010 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   4.6     8.0
Deferred modco interest expense      31.6    12.2
Taxes receivable                      9.7     0.1
Miscellaneous assets                  9.9     5.4
                                    -------------
Total other assets                  $61.1   $31.0
                                    =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $37.6   $31.0
Policyholder liabilities              0.7    20.7
Taxes payable                         1.2     2.3
Accrued expenses                      7.3     9.2
Miscellaneous liabilities             5.8     6.3
                                    -------------
Total accrued expenses and other
   liabilities                      $52.6   $69.5
                                    =============

Other income consists of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Asset management fees              $ 1.5   $ 1.6   $ 8.3
Reinsurance administration fee      16.8    17.6     2.0
Miscellaneous income/(loss)          2.2     7.0    (3.2)
                                   ---------------------
Total other income                 $20.5   $26.2   $ 7.1
                                   =====================

Other operating expenses consist of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees           $ 6.2   $ 6.2   $ 6.0
Commission expense                   7.7    13.4     4.4
Fees and operational services       37.1    34.2    36.7
Salaries and benefits                9.8    10.7    11.4
Legal and auditing                   1.9     5.5     4.1
Miscellaneous operating expenses     5.0     9.7     5.0
                                   ---------------------
Total other operating expenses     $67.7   $79.7   $67.6
                                   =====================

17. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.3 million for the years ended 2011, 2010, and 2009, respectively. The Company does not have direct lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2011, lease commitments relating to this lease were $27.3 thousand for 2012 and 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMMITMENTS (CONTINUED)

As of December 31, 2011, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
   2012                  $15.7
   2013                   14.1
   2014                   12.7
   2015                   12.3
   2016                    3.5
   2017 and thereafter     6.7
                         -----
   Total                 $65.0
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the business being transferred. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, distribution services. The Company recorded expenses for these agreements of $14.1, $10.1, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.4 and $0.2 million payable at December 31, 2011 and 2010, respectively.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Arrow of $15.0 and $15.7 million for the years ended December 31, 2011 and 2010, respectively, and had $1.9 and $1.4 million receivable at December 31, 2011 and 2010, respectively.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.5, $7.9, and $6.1 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.9 and $1.3 million receivable at December 31, 2011 and 2010, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $28.1 million for the year ended December 31, 2011 and expenses of $7.8 and $78.0 million for the years ended December 31, 2010 and 2009, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. RELATED PARTY TRANSACTIONS (CONTINUED)

In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under this agreement, the secured note maintains an interest rate of 2.77% and matures on July 15, 2014. The Company recognized interest income of $30.8 thousand from this transaction for the year ended December 31, 2011. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3, $0.1 and $0.5 million relating to RSUs for the years ended December 31, 2011, 2010 and 2009, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:

                                                                (UNAUDITED)
   December 31,                                                    2011             2010
------------------------------------------------------------ ---------------- ----------------
   (IN MILLIONS)
   Commonwealth Annuity                                         $     374.6      $     411.6
   FAFLIC                                                              85.9            189.0

Statutory net income/(loss) was as follows:                      (UNAUDITED)
   For the years ended December 31,                                  2011           2010             2009
--------------------------------------------------------------- ------------- ---------------- ---------------
   (IN MILLIONS)
   Commonwealth Annuity                                            $  122.4          $ 161.9        $ (140.6)
   FAFLIC                                                              19.5             37.1            10.8

21. SUBSEQUENT EVENT

On April 5, 2012, Arrow registered with the Bermuda Registrar of Companies and changed its name to Ariel Capital Reinsurance Company, Limited. The change of name does not have any impact to the reinsurance agreements between the Company and Arrow.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Annuity Separate
Account A of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2011, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                      ALLIANCE-        ALLIANCE-          ALLIANCE-
                                                                    BERNSTEIN VPS    BERNSTEIN VPS      BERNSTEIN VPS
                                                                    INTERMEDIATE     INTERNATIONAL        SMALL CAP
                                                                   BOND PORTFOLIO   VALUE PORTFOLIO   GROWTH PORTFOLIO
                                                                       CLASS B          CLASS B            CLASS B
                                                                   --------------   ---------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 966,535        $  95,489          $ 312,987
                                                                      ---------        ---------          ---------
   Total assets                                                         966,535           95,489            312,987

LIABILITIES:                                                                 --               --                 --
                                                                      ---------        ---------          ---------
   Net assets                                                         $ 966,535        $  95,489          $ 312,987
                                                                      =========        =========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                966,535           95,489            312,987
   Payout reserves                                                           --               --                 --
                                                                      ---------        ---------          ---------
                                                                      $ 966,535        $  95,489          $ 312,987
                                                                      =========        =========          =========

Investments in shares of the Underlying Funds, at cost                $ 948,893        $ 112,698          $ 302,519
Underlying Fund shares held                                              77,884            8,376             18,843

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 288,184           30,876             87,405
   Unit fair value, December 31, 2011                                 $1.293334        $0.497335          $1.066582

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                 --
   Unit fair value, December 31, 2011                                 $1.281997        $0.492975          $1.057276

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 103,449            2,315             14,239
   Unit fair value, December 31, 2011                                 $1.273569        $0.489728          $1.050264

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                 --
   Unit fair value, December 31, 2011                                 $1.262384        $0.485415          $1.041043

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 359,166          160,250            191,278
   Unit fair value, December 31, 2011                                 $1.281864        $0.492978          $1.057018

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     490               --              2,504
   Unit fair value, December 31, 2011                                 $1.270638        $0.488668          $1.047786

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     959               --                 --
   Unit fair value, December 31, 2011                                 $1.088364        $0.840152          $1.225877

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                      ALLIANCE-                         FIDELITY VIP
                                                                    BERNSTEIN VPS      FIDELITY VIP      DISCIPLINED
                                                                    SMALL/MID CAP     CONTRAFUND(R)       SMALL CAP
                                                                   VALUE PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                                       CLASS B       SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 185,150         $ 480,982         $  13,539
                                                                      ---------         ---------         ---------
   Total assets                                                         185,150           480,982            13,539

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 185,150         $ 480,982         $  13,539
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                185,150           480,982            13,539
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 185,150         $ 480,982         $  13,539
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 189,021         $ 488,352         $  14,371
Underlying Fund shares held                                              12,038            21,245             1,235

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  48,379           277,829             8,845
   Unit fair value, December 31, 2011                                 $0.949110         $1.034673         $1.064192

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.940807         $1.031182         $1.060588

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     375            29,102               243
   Unit fair value, December 31, 2011                                 $0.934603         $1.028563         $1.057892

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.926399         $1.025060         $1.054295

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 147,697           156,452             3,646
   Unit fair value, December 31, 2011                                 $0.940318         $1.031163         $1.061117

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --             2,198                --
   Unit fair value, December 31, 2011                                 $0.932067         $1.027664         $1.057515

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.961614         $1.044188         $1.074408

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                    EQUITY-INCOME      FREEDOM 2005      FREEDOM 2010
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  45,074         $     320         $   1,000
                                                                      ---------         ---------         ---------
   Total assets                                                          45,074               320             1,000

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  45,074         $     320         $   1,000
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 45,074               320             1,000
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  45,074         $     320         $   1,000
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  47,401         $     336         $   1,053
Underlying Fund shares held                                               2,448                33                97

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  37,379               310               960
   Unit fair value, December 31, 2011                                 $1.036500         $1.034235         $1.041504

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.032977         $1.030745         $1.037967

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.030366         $1.028119         $1.035331

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.026868         $1.024616         $1.031816

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   2,098                --                --
   Unit fair value, December 31, 2011                                 $1.035208         $1.030682         $1.037886

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.031709         $1.027179         $1.034380

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   3,967                --                --
   Unit fair value, December 31, 2011                                 $1.048478         $1.043831         $1.051140

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                     FREEDOM 2015      FREEDOM 2020      FREEDOM 2025
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   --------------    ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  75,625         $ 441,004         $  62,440
                                                                      ---------         ---------         ---------
   Total assets                                                          75,625           441,004            62,440

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  75,625         $ 441,004         $  62,440
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 75,625           441,004            62,440
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  75,625         $ 441,004         $  62,440
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  78,201         $ 449,436         $  65,740
Underlying Fund shares held                                               7,314            43,363             6,263

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  10,055            73,672             5,225
   Unit fair value, December 31, 2011                                 $1.040356         $1.040711         $1.035530

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.036834         $1.037196         $1.032037

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --            26,145                --
   Unit fair value, December 31, 2011                                 $1.034202         $1.034565         $1.029414

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.030693         $1.031053         $1.025901

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  61,508           112,160            49,316
   Unit fair value, December 31, 2011                                 $1.036857         $1.037174         $1.031964

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.033345         $1.033670         $1.028478

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   1,323           210,351             5,872
   Unit fair value, December 31, 2011                                 $1.050012         $1.050409         $1.045134

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                                                     FREEDOM 2030      FREEDOM 2035      FREEDOM 2040
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 146,334         $ 131,405         $  37,392
                                                                      ---------         ---------         ---------
   Total assets                                                         146,334           131,405            37,392

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 146,334         $ 131,405         $  37,392
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                146,334           131,405            37,392
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 146,334         $ 131,405         $  37,392
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 145,918         $ 142,890         $  40,600
Underlying Fund shares held                                              15,133             9,522             2,844

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  22,162             6,221            14,886
   Unit fair value, December 31, 2011                                 $1.032070         $1.021719         $1.021782

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.028582         $1.018269         $1.018326

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --               811                --
   Unit fair value, December 31, 2011                                 $1.025974         $1.015670         $1.015733

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.022486         $1.012210         $1.012270

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 118,624           117,801            21,784
   Unit fair value, December 31, 2011                                 $1.028594         $1.018142         $1.018277

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.025118         $1.014679         $1.014815

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   1,387             4,157                --
   Unit fair value, December 31, 2011                                 $1.041768         $1.031260         $1.031175

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                                         FIDELITY VIP
                                                                     FIDELITY VIP      FIDELITY VIP        GROWTH
                                                                     FREEDOM 2045      FREEDOM 2050     OPPORTUNITIES
                                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  19,425         $  14,136         $ 851,281
                                                                      ---------         ---------         ---------
   Total assets                                                          19,425            14,136           851,281

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $  19,425         $  14,136         $ 851,281
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 19,425            14,136           851,281
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $  19,425         $  14,136         $ 851,281
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $  20,571         $  15,999         $ 892,819
Underlying Fund shares held                                               1,452             1,060            46,954

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   3,294            13,608           193,919
   Unit fair value, December 31, 2011                                 $1.019203         $1.015570         $1.122047

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.015742         $1.012123         $1.118260

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      --                --            11,593
   Unit fair value, December 31, 2011                                 $1.013169         $1.009558         $1.115411

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.009721         $1.006118         $1.111626

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  15,819               312           554,360
   Unit fair value, December 31, 2011                                 $1.015718         $1.012078         $1.118847

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.012278         $1.008646         $1.115045

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --               459
   Unit fair value, December 31, 2011                                 $1.028581         $1.024903         $1.131874

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   FIDELITY VIP INDEX   FIDELITY VIP MID      FIDELITY VIP
                                                                      500 PORTFOLIO       CAP PORTFOLIO    OVERSEAS PORTFOLIO
                                                                     SERVICE CLASS 2     SERVICE CLASS 2     SERVICE CLASS 2
                                                                   ------------------   ----------------   ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $  31,102           $ 240,156           $  10,515
                                                                        ---------           ---------           ---------
   Total assets                                                            31,102             240,156              10,515

LIABILITIES:                                                                   --                  --                  --
                                                                        ---------           ---------           ---------
   Net assets                                                           $  31,102           $ 240,156           $  10,515
                                                                        =========           =========           =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                   31,102             240,156              10,515
   Payout reserves                                                             --                  --                  --
                                                                        ---------           ---------           ---------
                                                                        $  31,102           $ 240,156           $  10,515
                                                                        =========           =========           =========

Investments in shares of the Underlying Funds, at cost                  $  30,953           $ 263,646           $  12,365
Underlying Fund shares held                                                   243               8,403                 778

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                    11,997             135,562                 722
   Unit fair value, December 31, 2011                                   $1.059554           $1.007968           $0.919235

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.055971           $1.004562           $0.916114

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                        --                 820                  --
   Unit fair value, December 31, 2011                                   $1.053283           $1.002006           $0.913785

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.049707           $0.998596           $0.910679

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                    17,252              95,360              10,748
   Unit fair value, December 31, 2011                                   $1.065992           $1.004267           $0.916611

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                        --                  --                  --
   Unit fair value, December 31, 2011                                   $1.062382           $1.000869           $0.913520

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                        --               5,175                  --
   Unit fair value, December 31, 2011                                   $1.078204           $1.338190           $0.927737

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FIDELITY VIP                         FT VIP FRANKLIN
                                                                   STRATEGIC INCOME    FT VIP FRANKLIN    SMALL CAP VALUE
                                                                      PORTFOLIO       INCOME SECURITIES      SECURITIES
                                                                   SERVICE CLASS 2       FUND CLASS 2       FUND CLASS 2
                                                                   ----------------   -----------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 456,328          $1,993,475         $ 392,658
                                                                       ---------          ----------         ---------
   Total assets                                                          456,328           1,993,475           392,658

LIABILITIES:                                                                  --                  --                --
                                                                       ---------          ----------         ---------
   Net assets                                                          $ 456,328          $1,993,475         $ 392,658
                                                                       =========          ==========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 456,328           1,993,475           392,658
   Payout reserves                                                            --                  --                --
                                                                       ---------          ----------         ---------
                                                                       $ 456,328          $1,993,475         $ 392,658
                                                                       =========          ==========         =========

Investments in shares of the Underlying Funds, at cost                 $ 479,483          $1,948,909         $ 364,449
Underlying Fund shares held                                               41,074             139,209            25,284

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  216,351             848,228            75,567
   Unit fair value, December 31, 2011                                  $1.075090          $ 1.043255         $0.951285

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.071456          $ 1.034111         $0.942932

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   14,698             146,786               648
   Unit fair value, December 31, 2011                                  $1.068725          $ 1.027324         $0.936731

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.065106          $ 1.018267         $0.928495

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  183,858             926,571           336,180
   Unit fair value, December 31, 2011                                  $1.071447          $ 1.033660         $0.940848

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                  --                --
   Unit fair value, December 31, 2011                                  $1.067816          $ 1.024612         $0.932602

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    8,795                  --             2,657
   Unit fair value, December 31, 2011                                  $1.253994          $ 1.078796         $1.456823

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     FT VIP MUTUAL     FT VIP MUTUAL    FT VIP TEMPLETON
                                                                   GLOBAL DISCOVERY        SHARES            GROWTH
                                                                    SECURITIES FUND   SECURITIES FUND    SECURITIES FUND
                                                                        CLASS 2           CLASS 2            CLASS 2
                                                                   ----------------   ---------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 616,857         $ 184,233          $ 128,055
                                                                       ---------         ---------          ---------
   Total assets                                                          616,857           184,233            128,055

LIABILITIES:                                                                  --                --                 --
                                                                       ---------         ---------          ---------
   Net assets                                                          $ 616,857         $ 184,233          $ 128,055
                                                                       =========         =========          =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 616,857           184,233            128,055
   Payout reserves                                                            --                --                 --
                                                                       ---------         ---------          ---------
                                                                       $ 616,857         $ 184,233          $ 128,055
                                                                       =========         =========          =========

Investments in shares of the Underlying Funds, at cost                 $ 630,362         $ 177,211          $ 131,373
Underlying Fund shares held                                               31,978            11,979             12,666

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  432,359           119,274             60,910
   Unit fair value, December 31, 2011                                  $0.928376         $0.819034          $0.716955

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $0.920247         $0.811859          $0.710673

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   16,657            12,446              5,945
   Unit fair value, December 31, 2011                                  $0.914197         $0.806506          $0.706001

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $0.906151         $0.799416          $0.699787

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  214,411            94,018            112,933
   Unit fair value, December 31, 2011                                  $0.920800         $0.811364          $0.710050

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                    3,076               277                 --
   Unit fair value, December 31, 2011                                  $0.912709         $0.804235          $0.703814

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                       --                --                 --
   Unit fair value, December 31, 2011                                  $1.014592         $1.024090          $0.969731

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                        GOLDMAN SACHS    GOLDMAN SACHS
                                                                     GOLDMAN SACHS      EQUITY GROWTH      GROWTH AND
                                                                   BALANCED STRATEGY      STRATEGY      INCOME STRATEGY
                                                                       PORTFOLIO          PORTFOLIO        PORTFOLIO
                                                                        CLASS A            CLASS A          CLASS A
                                                                   -----------------   --------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 762,806          $ 206,616        $ 959,457
                                                                       ---------          ---------        ---------
   Total assets                                                          762,806            206,616          959,457

LIABILITIES:                                                                  --                 --               --
                                                                       ---------          ---------        ---------
   Net assets                                                          $ 762,806          $ 206,616        $ 959,457
                                                                       =========          =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 762,806            206,616          959,457
   Payout reserves                                                            --                 --               --
                                                                       ---------          ---------        ---------
                                                                       $ 762,806          $ 206,616        $ 959,457
                                                                       =========          =========        =========

Investments in shares of the Underlying Funds, at cost                 $ 753,498          $ 202,963        $ 926,798
Underlying Fund shares held                                               77,364             20,197           96,138

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  344,053            240,735          585,945
   Unit fair value, December 31, 2011                                  $0.976148          $0.735492        $0.873832

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                  $0.967589          $0.729059        $0.866177

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    1,673              4,421           89,568
   Unit fair value, December 31, 2011                                  $0.961207          $0.724241        $0.860477

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                 --               --
   Unit fair value, December 31, 2011                                  $0.952781          $0.717863        $0.852905

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  205,527             36,154          367,414
   Unit fair value, December 31, 2011                                  $0.967683          $0.728998        $0.866175

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                  216,478                 --           60,711
   Unit fair value, December 31, 2011                                  $0.959232          $0.722583        $0.858556

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   15,964                 --               --
   Unit fair value, December 31, 2011                                  $1.178528          $1.226271        $1.211244

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                      GOLDMAN SACHS
                                                                    GOLDMAN SACHS     INTERNATIONAL     GOLDMAN SACHS
                                                                   GROWTH STRATEGY     REAL ESTATE       REAL ESTATE
                                                                      PORTFOLIO      SECURITIES FUND   SECURITIES FUND
                                                                       CLASS A           CLASS A           CLASS A
                                                                   ---------------   ---------------   ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 725,952         $  39,897         $  44,712
                                                                      ---------         ---------         ---------
   Total assets                                                         725,952            39,897            44,712

LIABILITIES:                                                                 --                --                --
                                                                      ---------         ---------         ---------
   Net assets                                                         $ 725,952         $  39,897         $  44,712
                                                                      =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                725,952            39,897            44,712
   Payout reserves                                                           --                --                --
                                                                      ---------         ---------         ---------
                                                                      $ 725,952         $  39,897         $  44,712
                                                                      =========         =========         =========

Investments in shares of the Underlying Funds, at cost                $ 725,020         $  47,121         $  39,338
Underlying Fund shares held                                              73,626             8,076             3,317

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 380,527            37,490            17,946
   Unit fair value, December 31, 2011                                 $0.778576         $0.524801         $0.899239

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                 136,249                --                --
   Unit fair value, December 31, 2011                                 $0.771741         $0.520232         $0.891347

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     457                34                --
   Unit fair value, December 31, 2011                                 $0.766670         $0.516804         $0.885472

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.759924         $0.512252         $0.877686

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 420,248            38,832            32,055
   Unit fair value, December 31, 2011                                 $0.771411         $0.520316         $0.891427

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $0.764660         $0.515764         $0.883621

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --                --                --
   Unit fair value, December 31, 2011                                 $1.217389         $0.907115         $1.185065

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS
                                                                     TECHNOLOGY    VIT CORE FIXED     VIT EQUITY
                                                                     TOLLKEEPER      INCOME FUND      INDEX FUND
                                                                    FUND CLASS A   SERVICE SHARES   SERVICE SHARES
                                                                   -------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $ 316,881        $ 872,290        $ 113,275
                                                                     ---------        ---------        ---------
   Total assets                                                        316,881          872,290          113,275

LIABILITIES:                                                                --               --               --
                                                                     ---------        ---------        ---------
   Net assets                                                        $ 316,881        $ 872,290        $ 113,275
                                                                     =========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                               316,881          872,290          113,275
   Payout reserves                                                          --               --               --
                                                                     ---------        ---------        ---------
                                                                     $ 316,881        $ 872,290        $ 113,275
                                                                     =========        =========        =========

Investments in shares of the Underlying Funds, at cost               $ 334,798        $ 853,952        $ 113,548
Underlying Fund shares held                                             27,651           83,633           12,193

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 73,247          165,413           48,848
   Unit fair value, December 31, 2011                                $1.077178        $1.178415        $0.876450

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                     --               --               --
   Unit fair value, December 31, 2011                                $1.067734        $1.168106        $0.868745

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 13,579           49,160           18,124
   Unit fair value, December 31, 2011                                $1.060710        $1.160415        $0.863051

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                     --               --               --
   Unit fair value, December 31, 2011                                $1.051371        $1.150209        $0.855459

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                209,013          527,382           62,610
   Unit fair value, December 31, 2011                                $1.068376        $1.168477        $0.868978

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                    163               --               --
   Unit fair value, December 31, 2011                                $1.058992        $1.158220        $0.861330

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    100            3,389              302
   Unit fair value, December 31, 2011                                $0.998465        $1.205168        $1.371580

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                     GOLDMAN SACHS
                                                                    GOLDMAN SACHS     VIT GROWTH      GOLDMAN SACHS
                                                                   VIT GOVERNMENT    OPPORTUNITIES    VIT LARGE CAP
                                                                     INCOME FUND         FUND          VALUE FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $1,446,647        $ 176,919        $  76,038
                                                                     ----------        ---------        ---------
   Total assets                                                       1,446,647          176,919           76,038

LIABILITIES:                                                                 --               --               --
                                                                     ----------        ---------        ---------
   Net assets                                                        $1,446,647        $ 176,919        $  76,038
                                                                     ==========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                              1,446,647          176,919           76,038
   Payout reserves                                                           --               --               --
                                                                     ----------        ---------        ---------
                                                                     $1,446,647        $ 176,919        $  76,038
                                                                     ==========        =========        =========

Investments in shares of the Underlying Funds, at cost               $1,451,362        $ 166,188        $  69,686
Underlying Fund shares held                                             135,201           27,905            8,106

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 416,426           72,539           99,257
   Unit fair value, December 31, 2011                                $ 1.206492        $1.043332        $0.744846

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                $ 1.195897        $1.034195        $0.738320

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                  47,257            2,196               --
   Unit fair value, December 31, 2011                                $ 1.188049        $1.027373        $0.733448

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                $ 1.177578        $1.018352        $0.727008

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 740,463           89,865            2,854
   Unit fair value, December 31, 2011                                $ 1.195842        $1.033294        $0.738349

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                   1,992            2,904               --
   Unit fair value, December 31, 2011                                $ 1.185388        $1.024231        $0.731870

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     221            2,990               --
   Unit fair value, December 31, 2011                                $ 1.136227        $1.053314        $1.198840

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                    GOLDMAN SACHS    GOLDMAN SACHS    GOLDMAN SACHS
                                                                     VIT MID CAP       VIT MONEY      VIT STRATEGIC
                                                                     VALUE FUND       MARKET FUND      GROWTH FUND
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $     739       $8,171,350        $ 160,305
                                                                      ---------       ----------        ---------
   Total assets                                                             739        8,171,350          160,305

LIABILITIES:                                                                 --               --               --
                                                                      ---------       ----------        ---------
   Net assets                                                         $     739       $8,171,350        $ 160,305
                                                                      =========       ==========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                    739        8,171,350          160,305
   Payout reserves                                                           --               --               --
                                                                      ---------       ----------        ---------
                                                                      $     739       $8,171,350        $ 160,305
                                                                      =========       ==========        =========

Investments in shares of the Underlying Funds, at cost                $     773       $8,171,350        $ 144,144
Underlying Fund shares held                                                  56        8,171,350           13,784

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                     385          811,716          104,385
   Unit fair value, December 31, 2011                                 $1.008521       $ 0.983629        $0.892741

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $1.005099       $ 0.974938        $0.884906

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                     254            2,879           14,529
   Unit fair value, December 31, 2011                                 $1.002546       $ 0.968533        $0.879074

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $0.999137       $ 0.960039        $0.871352

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                      95        7,547,283           56,965
   Unit fair value, December 31, 2011                                 $1.004996       $ 0.974859        $0.884986

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --              285               --
   Unit fair value, December 31, 2011                                 $1.001603       $ 0.966314        $0.877255

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --           12,549            3,129
   Unit fair value, December 31, 2011                                 $1.423077       $ 0.981896        $1.256205

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                    GOLDMAN SACHS    GOLDMAN SACHS
                                                                    VIT STRATEGIC   VIT STRUCTURED     GOLDMAN SACHS
                                                                    INTERNATIONAL      SMALL CAP      VIT STRUCTURED
                                                                     EQUITY FUND      EQUITY FUND    U.S. EQUITY FUND
                                                                   SERVICE SHARES   SERVICE SHARES    SERVICE SHARES
                                                                   --------------   --------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $  99,452        $  93,577         $  11,505
                                                                      ---------        ---------         ---------
   Total assets                                                          99,452           93,577            11,505

LIABILITIES:                                                                 --               --                --
                                                                      ---------        ---------         ---------
   Net assets                                                         $  99,452        $  93,577         $  11,505
                                                                      =========        =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 99,452           93,577            11,505
   Payout reserves                                                           --               --                --
                                                                      ---------        ---------         ---------
                                                                      $  99,452        $  93,577         $  11,505
                                                                      =========        =========         =========

Investments in shares of the Underlying Funds, at cost                $ 111,886        $  90,236         $  10,896
Underlying Fund shares held                                              13,774            8,245             1,063

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  45,546           26,358             9,500
   Unit fair value, December 31, 2011                                 $0.633311        $0.970562         $0.816658

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.627760        $0.962055         $0.809517

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                      29            3,489                --
   Unit fair value, December 31, 2011                                 $0.623624        $0.955727         $0.804162

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.618151        $0.947340         $0.797101

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                 102,637           67,214             4,620
   Unit fair value, December 31, 2011                                 $0.628154        $0.962008         $0.810901

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --               --                --
   Unit fair value, December 31, 2011                                 $0.622633        $0.953570         $0.803786

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                   5,648               --                --
   Unit fair value, December 31, 2011                                 $1.083020        $1.574466         $1.072884

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   INVESCO V.I. CORE   INVESCO V.I. GLOBAL     INVESCO V.I.
                                                                      EQUITY FUND        HEALTH CARE FUND      LEISURE FUND
                                                                    SERIES II SHARES     SERIES II SHARES    SERIES II SHARES
                                                                   -----------------   -------------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 208,740            $ 107,129            $   4,521
                                                                       ---------            ---------            ---------
   Total assets                                                          208,740              107,129                4,521

LIABILITIES:                                                                  --                   --                   --
                                                                       ---------            ---------            ---------
   Net assets                                                          $ 208,740            $ 107,129            $   4,521
                                                                       =========            =========            =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 208,740              107,129                4,521
   Payout reserves                                                            --                   --                   --
                                                                       ---------            ---------            ---------
                                                                       $ 208,740            $ 107,129            $   4,521
                                                                       =========            =========            =========

Investments in shares of the Underlying Funds, at cost                 $ 183,989            $ 108,205            $   4,376
Underlying Fund shares held                                                7,874                6,305                  596

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  113,983               59,054                5,824
   Unit fair value, December 31, 2011                                  $0.932507            $1.040656            $0.776154

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.924324            $1.037127            $0.769362

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                   58,387                   --                   --
   Unit fair value, December 31, 2011                                  $0.918229            $1.034514            $0.764294

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.910182            $1.030980            $0.757581

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   48,419               44,036                   --
   Unit fair value, December 31, 2011                                  $0.924372            $1.037211            $0.767134

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                   --                   --
   Unit fair value, December 31, 2011                                  $0.916287            $1.033699            $0.760392

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                    3,985                   --                   --
   Unit fair value, December 31, 2011                                  $1.023927            $1.050567            $1.016656

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                                       JANUS ASPEN
                                                                     JANUS ASPEN      JANUS ASPEN        PERKINS
                                                                     ENTERPRISE          FORTY        MID CAP VALUE
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                   SERVICE SHARES   SERVICE SHARES   SERVICE SHARES
                                                                   --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 185,988        $ 311,886        $ 561,647
                                                                      ---------        ---------        ---------
   Total assets                                                         185,988          311,886          561,647

LIABILITIES:                                                                 --               --               --
                                                                      ---------        ---------        ---------
   Net assets                                                         $ 185,988        $ 311,886        $ 561,647
                                                                      =========        =========        =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                185,988          311,886          561,647
   Payout reserves                                                           --               --               --
                                                                      ---------        ---------        ---------
                                                                      $ 185,988        $ 311,886        $ 561,647
                                                                      =========        =========        =========

Investments in shares of the Underlying Funds, at cost                $ 163,871        $ 304,734        $ 530,712
Underlying Fund shares held                                               5,039            9,535           36,999

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                  62,509          175,509          172,712
   Unit fair value, December 31, 2011                                 $1.019022        $0.900351        $1.017818

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $1.010102        $0.892445        $1.008891

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                  35,443            6,624           11,386
   Unit fair value, December 31, 2011                                 $1.003446        $0.886580        $1.002266

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --               --               --
   Unit fair value, December 31, 2011                                 $0.994617        $0.878790        $0.993458

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  85,669          156,933          366,604
   Unit fair value, December 31, 2011                                 $1.012328        $0.892419        $1.009107

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                      --            3,952            2,253
   Unit fair value, December 31, 2011                                 $1.003425        $0.884599        $1.000246

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --            4,703            1,701
   Unit fair value, December 31, 2011                                 $1.121835        $0.945681        $1.322692

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                     MFS(R) NEW                         OPPENHEIMER
                                                                     DISCOVERY     MFS(R) UTILITIES      BALANCED
                                                                       SERIES           SERIES            FUND/VA
                                                                   SERVICE CLASS     SERVICE CLASS    SERVICE SHARES
                                                                   -------------   ----------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value         $  63,059         $ 315,310         $ 358,232
                                                                     ---------         ---------         ---------
   Total assets                                                         63,059           315,310           358,232

LIABILITIES:                                                                --                --                --
                                                                     ---------         ---------         ---------
   Net assets                                                        $  63,059         $ 315,310         $ 358,232
                                                                     =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                63,059           315,310           358,232
   Payout reserves                                                          --                --                --
                                                                     ---------         ---------         ---------
                                                                     $  63,059         $ 315,310         $ 358,232
                                                                     =========         =========         =========

Investments in shares of the Underlying Funds, at cost               $  73,233         $ 315,046         $ 336,634
Underlying Fund shares held                                              4,589            12,255            32,071

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 46,961           136,878           284,489
   Unit fair value, December 31, 2011                                $1.069304         $1.170624         $0.730302

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                     --                --                --
   Unit fair value, December 31, 2011                                $1.065674         $1.166661         $0.723912

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    228                --             3,466
   Unit fair value, December 31, 2011                                $1.062975         $1.163688         $0.719158

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                     --                --                --
   Unit fair value, December 31, 2011                                $1.059357         $1.159745         $0.712836

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  9,974           130,757           203,499
   Unit fair value, December 31, 2011                                $1.065228         $1.167582         $0.724515

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     --             2,070               749
   Unit fair value, December 31, 2011                                $1.061626         $1.163617         $0.718161

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                  1,281                --                --
   Unit fair value, December 31, 2011                                $1.543152         $1.181491         $1.062414

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                                        OPPENHEIMER GLOBAL
                                                                   OPPENHEIMER GLOBAL    STRATEGIC INCOME    OPPENHEIMER HIGH
                                                                   SECURITIES FUND/VA        FUND/VA          INCOME FUND/VA
                                                                     SERVICE SHARES       SERVICE SHARES      SERVICE SHARES
                                                                   ------------------   ------------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value            $ 546,302            $ 648,724           $ 107,718
                                                                        ---------            ---------           ---------
   Total assets                                                           546,302              648,724             107,718

LIABILITIES:                                                                   --                   --                  --
                                                                        ---------            ---------           ---------
   Net assets                                                           $ 546,302            $ 648,724           $ 107,718
                                                                        =========            =========           =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                  546,302              648,724             107,718
   Payout reserves                                                             --                   --                  --
                                                                        ---------            ---------           ---------
                                                                        $ 546,302            $ 648,724           $ 107,718
                                                                        =========            =========           =========

Investments in shares of the Underlying Funds, at cost                  $ 553,609            $ 642,400           $ 114,159
Underlying Fund shares held                                                20,077              118,165              56,397

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   403,252              167,046             100,027
   Unit fair value, December 31, 2011                                   $0.836389            $1.162757           $1.025150

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                        --                   --                  --
   Unit fair value, December 31, 2011                                   $0.829055            $1.152570           $1.021682

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                    96,499                6,291                  --
   Unit fair value, December 31, 2011                                   $0.823614            $1.144985           $1.019096

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                        --                   --                  --
   Unit fair value, December 31, 2011                                   $0.816387            $1.134943           $1.015637

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   152,004              207,756               2,851
   Unit fair value, December 31, 2011                                   $0.830400            $1.152688           $1.021736

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                        --                3,567                  --
   Unit fair value, December 31, 2011                                   $0.823102            $1.142573           $1.018277

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                     3,353              189,479               1,755
   Unit fair value, December 31, 2011                                   $0.991612            $1.075232           $1.289030

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                      OPPENHEIMER
                                                                      MAIN STREET
                                                                   SMALL- & MID-CAP   PIONEER CULLEN   PIONEER EMERGING
                                                                      FUND(R)/VA         VALUE VCT        MARKETS VCT
                                                                        SERVICE          PORTFOLIO         PORTFOLIO
                                                                      SHARES (a)         CLASS II          CLASS II
                                                                   ----------------   --------------   ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value           $ 106,861         $ 172,021         $ 580,387
                                                                       ---------         ---------         ---------
   Total assets                                                          106,861           172,021           580,387

LIABILITIES:                                                                  --                --                --
                                                                       ---------         ---------         ---------
   Net assets                                                          $ 106,861         $ 172,021         $ 580,387
                                                                       =========         =========         =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                 106,861           172,021           580,387
   Payout reserves                                                            --                --                --
                                                                       ---------         ---------         ---------
                                                                       $ 106,861         $ 172,021         $ 580,387
                                                                       =========         =========         =========

Investments in shares of the Underlying Funds, at cost                 $  97,467         $ 162,094         $ 666,209
Underlying Fund shares held                                                6,279            15,972            24,479

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                   50,246           174,000           274,561
   Unit fair value, December 31, 2011                                  $0.924255         $0.786189         $0.701926

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                --
   Unit fair value, December 31, 2011                                  $0.916158         $0.779278         $0.695766

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                       --                --            87,107
   Unit fair value, December 31, 2011                                  $0.910117         $0.774163         $0.691181

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                       --                --                --
   Unit fair value, December 31, 2011                                  $0.902127         $0.767348         $0.685104

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                   65,950            45,227           467,295
   Unit fair value, December 31, 2011                                  $0.916161         $0.778815         $0.697266

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                       --                --               696
   Unit fair value, December 31, 2011                                  $0.908123         $0.771972         $0.691144

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                       --                --             1,341
   Unit fair value, December 31, 2011                                  $1.047781         $1.012037         $0.856890

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2011

                                                                   PIONEER GROWTH      PIONEER
                                                                    OPPORTUNITIES   MID CAP VALUE
                                                                    VCT PORTFOLIO   VCT PORTFOLIO
                                                                       CLASS I         CLASS II
                                                                   --------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value          $ 454,720       $ 211,945
                                                                      ---------       ---------
   Total assets                                                         454,720         211,945

LIABILITIES:                                                                 --              --
                                                                      ---------       ---------
   Net assets                                                         $ 454,720       $ 211,945
                                                                      =========       =========

NET ASSETS BY CATEGORY:
   Accumulation reserves                                                454,720         211,945
   Payout reserves                                                           --              --
                                                                      ---------       ---------
                                                                      $ 454,720       $ 211,945
                                                                      =========       =========

Investments in shares of the Underlying Funds, at cost                $ 381,949       $ 205,205
Underlying Fund shares held                                              20,219          13,457

Units outstanding and unit fair values by distribution category:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2011                                 269,437         145,482
   Unit fair value, December 31, 2011                                 $0.976429       $0.847252

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge Rider):
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $0.967886       $0.839814

Commonwealth Annuity Advantage IV (with Optional No Withdrawal
   Charge Rider):
   Units outstanding, December 31, 2011                                 112,183          46,301
   Unit fair value, December 31, 2011                                 $0.961502       $0.834286

Commonwealth Annuity Advantage IV (with Optional Step-Up Death
   Benefit Charge and No Withdrawal Charge Rider):
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $0.953054       $0.826956

Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2011                                  85,933          59,778
   Unit fair value, December 31, 2011                                 $0.967179       $0.837368

Commonwealth Annuity Preferred Plus (with Optional Rider):
   Units outstanding, December 31, 2011                                     686              --
   Unit fair value, December 31, 2011                                 $0.958701       $0.830024

Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2011                                      --              --
   Unit fair value, December 31, 2011                                 $1.043642       $0.986630

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  ALLIANCE-        ALLIANCE-        ALLIANCE-        ALLIANCE-
                                                BERNSTEIN VPS    BERNSTEIN VPS    BERNSTEIN VPS    BERNSTEIN VPS     FIDELITY VIP
                                                INTERMEDIATE    INTERNATIONAL       SMALL CAP       SMALL/MID CAP   CONTRAFUND(R)
                                               BOND PORTFOLIO  VALUE PORTFOLIO  GROWTH PORTFOLIO  VALUE PORTFOLIO     PORTFOLIO
                                                   CLASS B          CLASS B          CLASS B           CLASS B     SERVICE CLASS 2
                                               --------------  ---------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                       $16,852         $  4,777         $     --         $    777         $  3,891
EXPENSES:
   Mortality and expense risk fees                   7,470            1,690            6,345            3,073            3,758
   Administrative expense fees                         853              191              717              347              450
                                                   -------         --------         --------         --------         --------
      Total expenses                                 8,323            1,881            7,062            3,420            4,208
                                                   -------         --------         --------         --------         --------
      Net investment income (loss)                   8,529            2,896           (7,062)          (2,643)            (317)
                                                   -------         --------         --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                        1,370               --               --               --               --
   Net realized gain (loss) from sales of
      investments                                      522           (1,009)          27,295              861            6,563
                                                   -------         --------         --------         --------         --------
      Net realized gain (loss)                       1,892           (1,009)          27,295              861            6,563
   Change in unrealized gain (loss)                 12,023          (31,966)         (37,994)         (26,063)         (13,628)
                                                   -------         --------         --------         --------         --------
      Net realized and unrealized gain (loss)       13,915          (32,975)         (10,699)         (25,202)          (7,065)
                                                   -------         --------         --------         --------         --------
      Net increase (decrease) in net assets
         from operations                           $22,444         $(30,079)        $(17,761)        $(27,845)        $ (7,382)
                                                   =======         ========         ========         ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                               DISCIPLINED SMALL   EQUITY-INCOME     FREEDOM 2005     FREEDOM 2010     FREEDOM 2015
                                                 CAP PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               -----------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                         $  16            $ 1,052           $  6             $ 19            $ 1,429

EXPENSES:
   Mortality and expense risk fees                     103                494              2                7              1,313
   Administrative expense fees                          13                 62             --                1                150
                                                     -----            -------           ----             ----            -------
      Total expenses                                   116                556              2                8              1,463
                                                     -----            -------           ----             ----            -------
      Net investment income (loss)                    (100)               496              4               11                (34)
                                                     -----            -------           ----             ----            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --                 --              1                5                393
   Net realized gain (loss) from sales of
      investments                                      252             (3,200)            --               (1)              (708)
                                                     -----            -------           ----             ----            -------
      Net realized gain (loss)                         252             (3,200)             1                4               (315)
   Change in unrealized gain (loss)                   (846)            (2,330)           (16)             (52)            (2,672)
                                                     -----            -------           ----             ----            -------
      Net realized and unrealized gain (loss)         (594)            (5,530)           (15)             (48)            (2,987)
                                                     -----            -------           ----             ----            -------
      Net increase (decrease) in net assets
         from operations                             $(694)           $(5,034)          $(11)            $(37)           $(3,021)
                                                     =====            =======           ====             ====            =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP      FIDELITY VIP
                                                 FREEDOM 2020     FREEDOM 2025     FREEDOM 2030     FREEDOM 2035     FREEDOM 2040
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                               SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  -----------------
INVESTMENT INCOME:
   Dividends                                      $  8,848          $ 1,177         $  2,842          $ 2,234           $   679
EXPENSES:
   Mortality and expense risk fees                   2,924              637            2,248            1,553               338
   Administrative expense fees                         387               76              259              177                40
                                                  --------          -------         --------          -------           -------
      Total expenses                                 3,311              713            2,507            1,730               378
                                                  --------          -------         --------          -------           -------
      Net investment income (loss)                   5,537              464              335              504               301
                                                  --------          -------         --------          -------           -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                        1,693              202              444              471                61
   Net realized gain (loss) from sales of
      investments                                     (248)              (4)           4,564             (122)              (29)
                                                  --------          -------         --------          -------           -------
      Net realized gain (loss)                       1,445              198            5,008              349                32
   Change in unrealized gain (loss)                (12,754)          (4,308)         (15,487)          (8,987)           (2,613)
                                                  --------          -------         --------          -------           -------
      Net realized and unrealized gain (loss)      (11,309)          (4,110)         (10,479)          (8,638)           (2,581)
                                                  --------          -------         --------          -------           -------
      Net increase (decrease) in net assets
         from operations                          $ (5,772)         $(3,646)        $(10,144)         $(8,134)          $(2,280)
                                                  ========          =======         ========          =======           =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  FIDELITY VIP
                                                 FIDELITY VIP     FIDELITY VIP       GROWTH         FIDELITY VIP    FIDELITY VIP
                                                 FREEDOM 2045     FREEDOM 2050    OPPORTUNITIES      INDEX 500         MID CAP
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2
                                               ---------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                       $   348         $    234         $     --           $  551          $     57
EXPENSES:
   Mortality and expense risk fees                     131              134            9,059              436             3,667
   Administrative expense fees                          14               17            1,036               50               440
                                                   -------         --------         --------           ------          --------
      Total expenses                                   145              151           10,095              486             4,107
                                                   -------         --------         --------           ------          --------
      Net investment income (loss)                     203               83          (10,095)              65            (4,050)
                                                   -------         --------         --------           ------          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          108            1,331               --              652               451
   Net realized gain (loss) from sales of
      investments                                       (2)             179          (14,799)           5,512            (6,808)
                                                   -------         --------         --------           ------          --------
      Net realized gain (loss)                         106            1,510          (14,799)           6,164            (6,357)
   Change in unrealized gain (loss)                 (1,109)          (2,504)         (42,802)             134           (33,282)
                                                   -------         --------         --------           ------          --------
      Net realized and unrealized gain (loss)       (1,003)            (994)         (57,601)           6,298           (39,639)
                                                   -------         --------         --------           ------          --------
      Net increase (decrease) in net assets
            from operations                        $  (800)        $   (911)        $(67,696)          $6,363          $(43,689)
                                                   =======         ========         ========           ======          ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 FIDELITY VIP     FIDELITY VIP    FT VIP FRANKLIN  FT VIP FRANKLIN    FT VIP MUTUAL
                                                   OVERSEAS         STRATEGIC          INCOME      SMALL CAP VALUE  GLOBAL DISCOVERY
                                                  PORTFOLIO     INCOME PORTFOLIO     SECURITIES       SECURITIES       SECURITIES
                                               SERVICE CLASS 2   SERVICE CLASS 2    FUND CLASS 2     FUND CLASS 2     FUND CLASS 2
                                               ---------------  ----------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
   Dividends                                       $   128          $ 18,040          $ 78,368         $  2,311         $ 12,676

EXPENSES:
   Mortality and expense risk fees                   1,198             3,791            19,168            4,499            6,470
   Administrative expense fees                         137               458             2,269              514              785
                                                   -------          --------          --------         --------         --------
      Total expenses                                 1,335             4,249            21,437            5,013            7,255
                                                   -------          --------          --------         --------         --------

      Net investment income (loss)                  (1,207)           13,791            56,931           (2,702)           5,421
                                                   -------          --------          --------         --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          981             7,602                --               --           12,363
   Net realized gain (loss) from sales of
      investments                                   30,597              (286)            3,667           13,276            4,036
                                                   -------          --------          --------         --------         --------
      Net realized gain (loss)                      31,578             7,316             3,667           13,276           16,399
   Change in unrealized gain (loss)                 (8,973)          (22,231)          (42,638)         (24,254)         (51,826)
                                                   -------          --------          --------         --------         --------
      Net realized and unrealized gain (loss)       22,605           (14,915)          (38,971)         (10,978)         (35,427)
                                                   -------          --------          --------         --------         --------
      Net increase (decrease) in net assets
         from operations                           $21,398          $ (1,124)         $ 17,960         $(13,680)        $(30,006)
                                                   =======          ========          ========         ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                 FT VIP     GOLDMAN SACHS   GOLDMAN SACHS    GOLDMAN SACHS
                                               FT VIP MUTUAL    TEMPLETON      BALANCED         EQUITY         GROWTH AND
                                                  SHARES         GROWTH        STRATEGY    GROWTH STRATEGY  INCOME STRATEGY
                                                 SECURITIES    SECURITIES     PORTFOLIO       PORTFOLIO        PORTFOLIO
                                               FUND CLASS 2   FUND CLASS 2     CLASS A         CLASS A          CLASS A
                                               -------------  ------------  -------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                     $  4,076       $  1,682       $ 13,560        $  4,888         $ 19,399

EXPENSES:
   Mortality and expense risk fees                  2,597          1,513         11,001           2,492           12,191
   Administrative expense fees                        307            174          1,239             314            1,443
                                                 --------       --------       --------        --------         --------
      Total expenses                                2,904          1,687         12,240           2,806           13,634
                                                 --------       --------       --------        --------         --------

      Net investment income (loss)                  1,172             (5)         1,320           2,082            5,765
                                                 --------       --------       --------        --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --             --             --              --               --
   Net realized gain (loss) from sales of
      investments                                  (3,026)           697         (4,023)          1,480            2,184
                                                 --------       --------       --------        --------         --------
      Net realized gain (loss)                     (3,026)           697         (4,023)          1,480            2,184
   Change in unrealized gain (loss)               (11,929)       (13,703)       (37,392)        (24,320)         (59,514)
                                                 --------       --------       --------        --------         --------
      Net realized and unrealized gain (loss)     (14,955)       (13,006)       (41,415)        (22,840)         (57,330)
                                                 --------       --------       --------        --------         --------
      Net increase (decrease) in net assets
         from operations                         $(13,783)      $(13,011)      $(40,095)       $(20,758)        $(51,565)
                                                 ========       ========       ========        ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               GOLDMAN SACHS  GOLDMAN SACHS
                                                   GROWTH     INTERNATIONAL  GOLDMAN SACHS GOLDMAN SACHS   GOLDMAN SACHS
                                                  STRATEGY     REAL ESTATE    REAL ESTATE    TECHNOLOGY   VIT CORE FIXED
                                                 PORTFOLIO      SECURITIES    SECURITIES     TOLLKEEPER     INCOME FUND
                                                  CLASS A      FUND CLASS A  FUND CLASS A   FUND CLASS A  SERVICE SHARES
                                               -------------  -------------  ------------  -------------  --------------
INVESTMENT INCOME:
   Dividends                                     $ 16,936       $  1,251        $  573       $      --        $12,740

EXPENSES:
   Mortality and expense risk fees                  9,623            556           527          11,403          6,817
   Administrative expense fees                      1,134             67            60           1,294            773
                                                 --------       --------        ------       ---------        -------
      Total expenses                               10,757            623           587          12,697          7,590
                                                 --------       --------        ------       ---------        -------

      Net investment income (loss)                  6,179            628           (14)        (12,697)         5,150
                                                 --------       --------        ------       ---------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                          --             --            --              --             --
   Net realized gain (loss) from sales of
      investments                                   7,577          1,149         2,906          56,112          1,284
                                                 --------       --------        ------       ---------        -------
      Net realized gain (loss)                      7,577          1,149         2,906          56,112          1,284
   Change in unrealized gain (loss)               (69,702)       (11,483)         (203)       (159,861)        21,325
                                                 --------       --------        ------       ---------        -------
      Net realized and unrealized gain (loss)     (62,125)       (10,334)        2,703        (103,749)        22,609
                                                 --------       --------        ------       ---------        -------
      Net increase (decrease) in net assets
         from operations                         $(55,946)      $ (9,706)       $2,689       $(116,446)       $27,759
                                                 ========       ========        ======       =========        =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                GOLDMAN SACHS
                                                GOLDMAN SACHS   GOLDMAN SACHS    VIT GROWTH     GOLDMAN SACHS  GOLDMAN SACHS
                                                 VIT EQUITY    VIT GOVERNMENT   OPPORTUNITIES   VIT LARGE CAP    VIT MID CAP
                                                 INDEX FUND     INCOME FUND         FUND         VALUE FUND      VALUE FUND
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                               --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                      $  1,918        $13,088         $     --        $    839         $   4

EXPENSES:
   Mortality and expense risk fees                   2,272         16,305            2,652           1,107           162
   Administrative expense fees                         260          1,880              309             139            19
                                                  --------        -------         --------        --------         -----
      Total expenses                                 2,532         18,185            2,961           1,246           181
                                                  --------        -------         --------        --------         -----

      Net investment income (loss)                    (614)        (5,097)          (2,961)           (407)         (177)
                                                  --------        -------         --------        --------         -----

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --         54,618            3,075              --            --
   Net realized gain (loss) from sales of
      investments                                    5,172          9,659            6,455           2,412          (683)
                                                  --------        -------         --------        --------         -----
      Net realized gain (loss)                       5,172         64,277            9,530           2,412          (683)
   Change in unrealized gain (loss)                (10,878)        (4,947)         (24,715)        (11,749)          (49)
                                                  --------        -------         --------        --------         -----
      Net realized and unrealized gain (loss)       (5,706)        59,330          (15,185)         (9,337)         (732)
                                                  --------        -------         --------        --------         -----
      Net increase (decrease) in net assets
         from operations                          $ (6,320)       $54,233         $(18,146)       $ (9,744)        $(909)
                                                  ========        =======         ========        ========         =====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                GOLDMAN SACHS   GOLDMAN SACHS
                                                GOLDMAN SACHS   GOLDMAN SACHS   VIT STRATEGIC  VIT STRUCTURED    GOLDMAN SACHS
                                                  VIT MONEY     VIT STRATEGIC   INTERNATIONAL     SMALL CAP     VIT STRUCTURED
                                                 MARKET FUND    GROWTH FUND      EQUITY FUND     EQUITY FUND   U.S. EQUITY FUND
                                               SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES   SERVICE SHARES
                                               --------------  --------------  --------------  --------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $    420        $   363         $  3,554        $    543         $   172

EXPENSES:
   Mortality and expense risk fees                  85,608          2,100            1,474           2,906             198
   Administrative expense fees                       9,597            255              174             334              25
                                                  --------        -------         --------        --------         -------
      Total expenses                                95,205          2,355            1,648           3,240             223
                                                  --------        -------         --------        --------         -------

      Net investment income (loss)                 (94,785)        (1,992)           1,906          (2,697)            (51)
                                                  --------        -------         --------        --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --             --               --              --              --
   Net realized gain (loss) from sales of
      investments                                       --          3,209            5,415          69,483           2,699
                                                  --------        -------         --------        --------         -------
      Net realized gain (loss)                          --          3,209            5,415          69,483           2,699
   Change in unrealized gain (loss)                     --         (9,373)         (25,429)        (43,524)         (1,806)
                                                  --------        -------         --------        --------         -------
      Net realized and unrealized gain (loss)           --         (6,164)         (20,014)         25,959             893
                                                  --------        -------         --------        --------         -------
      Net increase (decrease) in net assets
         from operations                          $(94,785)       $(8,156)        $(18,108)       $ 23,262         $   842
                                                  ========        =======         ========        ========         =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.                        JANUS ASPEN     JANUS ASPEN
                                                 INVESCO V.I.      GLOBAL HEALTH     INVESCO V.I.      ENTERPRISE         FORTY
                                               CORE EQUITY FUND      CARE FUND       LEISURE FUND       PORTFOLIO       PORTFOLIO
                                               SERIES II SHARES  SERIES II SHARES  SERIES II SHARES  SERVICE SHARES  SERVICE SHARES
                                               ----------------  ----------------  ----------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                       $ 1,639            $    --           $  15           $     --        $    872

EXPENSES:
   Mortality and expense risk fees                   2,799                412              44              2,317           4,372
   Administrative expense fees                         326                 48               6                265             521
                                                   -------            -------           -----           --------        --------
      Total expenses                                 3,125                460              50              2,582           4,893
                                                   -------            -------           -----           --------        --------

      Net investment income (loss)                  (1,486)              (460)            (35)            (2,582)         (4,021)
                                                   -------            -------           -----           --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --                 --              --                 --              --
   Net realized gain (loss) from sales of
      investments                                    2,167               (503)              5              7,150           4,937
                                                   -------            -------           -----           --------        --------
      Net realized gain (loss)                       2,167               (503)              5              7,150           4,937
   Change in unrealized gain (loss)                 (5,661)            (1,079)           (217)           (14,409)        (34,913)
                                                   -------            -------           -----           --------        --------
      Net realized and unrealized gain (loss)       (3,494)            (1,582)           (212)            (7,259)        (29,976)
                                                   -------            -------           -----           --------        --------
      Net increase (decrease) in net assets
         from operations                           $(4,980)           $(2,042)          $(247)          $ (9,841)       $(33,997)
                                                   =======            =======           =====           ========        ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                 JANUS ASPEN       MFS(R) NEW        MFS(R)        OPPENHEIMER       OPPENHEIMER
                                               PERKINS MID CAP     DISCOVERY       UTILITIES        BALANCED      GLOBAL SECURITIES
                                               VALUE PORTFOLIO       SERIES          SERIES          FUND/VA           FUND/VA
                                                SERVICE SHARES   SERVICE CLASS   SERVICE CLASS   SERVICE SHARES     SERVICE SHARES
                                               ---------------   -------------   -------------   --------------   -----------------
INVESTMENT INCOME:
   Dividends                                      $  3,420         $     --         $4,526          $  6,528          $   7,681

EXPENSES:
   Mortality and expense risk fees                   6,777              709          1,586             4,275              9,329
   Administrative expense fees                         791               86            189               520              1,099
                                                  --------         --------         ------          --------          ---------
      Total expenses                                 7,568              795          1,775             4,795             10,428
                                                  --------         --------         ------          --------          ---------

      Net investment income (loss)                  (4,148)            (795)         2,751             1,733             (2,747)
                                                  --------         --------         ------          --------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --            8,063             --                --                 --
   Net realized gain (loss) from sales of
      investments                                    9,679          (11,583)           (81)            4,927             17,732
                                                  --------         --------         ------          --------          ---------
      Net realized gain (loss)                       9,679           (3,520)           (81)            4,927             17,732
   Change in unrealized gain (loss)                (42,775)         (11,782)            89           (12,287)          (107,581)
                                                  --------         --------         ------          --------          ---------
      Net realized and unrealized gain (loss)      (33,096)         (15,302)             8            (7,360)           (89,849)
                                                  --------         --------         ------          --------          ---------
      Net increase (decrease) in net assets
         from operations                          $(37,244)        $(16,097)        $2,759          $ (5,627)         $ (92,596)
                                                  ========         ========         ======          ========          =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    OPPENHEIMER
                                                                                    MAIN STREET                      PIONEER
                                                  OPPENHEIMER      OPPENHEIMER   SMALL- & MID-CAP  PIONEER CULLEN   EMERGING
                                               GLOBAL STRATEGIC       HIGH          FUND(R)/VA        VALUE VCT    MARKETS VCT
                                                INCOME FUND/VA   INCOME FUND/VA      SERVICE          PORTFOLIO     PORTFOLIO
                                                SERVICE SHARES   SERVICE SHARES     SHARES (a)        CLASS II       CLASS II
                                               ----------------  --------------  ----------------  --------------  -----------
INVESTMENT INCOME:
   Dividends                                       $ 16,487         $    43          $    527         $ 1,110       $      --

EXPENSES:
   Mortality and expense risk fees                    7,988             874             1,513           1,849          10,213
   Administrative expense fees                        1,102             110               179             234           1,178
                                                   --------         -------          --------         -------       ---------
      Total expenses                                  9,090             984             1,692           2,083          11,391
                                                   --------         -------          --------         -------       ---------

      Net investment income (loss)                    7,397            (941)           (1,165)           (973)        (11,391)
                                                   --------         -------          --------         -------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                         7,174              --                --              --              --
   Net realized gain (loss) from sales of
      investments                                    50,223          (2,393)            8,689             830           6,684
                                                   --------         -------          --------         -------       ---------
      Net realized gain (loss)                       57,397          (2,393)            8,689             830           6,684
   Change in unrealized gain (loss)                 (61,542)         (6,617)          (14,020)         (7,900)       (202,543)
                                                   --------         -------          --------         -------       ---------
      Net realized and unrealized gain (loss)        (4,145)         (9,010)           (5,331)         (7,070)       (195,859)
                                                   --------         -------          --------         -------       ---------
      Net increase (decrease) in net assets
         from operations                           $  3,252         $(9,951)         $ (6,496)        $(8,043)      $(207,250)
                                                   ========         =======          ========         =======       =========

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2011

                                               PIONEER GROWTH  PIONEER MID CAP
                                                OPPORTUNITIES      VALUE VCT
                                                VCT PORTFOLIO      PORTFOLIO
                                                   CLASS I         CLASS II
                                               --------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $     --         $  1,582

EXPENSES:
   Mortality and expense risk fees                   6,213            2,834
   Administrative expense fees                         732              334
                                                  --------         --------
      Total expenses                                 6,945            3,168
                                                  --------         --------

      Net investment income (loss)                  (6,945)          (1,586)
                                                  --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                           --               --
   Net realized gain (loss) from sales of
      investments                                    9,937             (805)
                                                  --------         --------
      Net realized gain (loss)                       9,937             (805)
   Change in unrealized gain (loss)                (22,043)         (17,873)
                                                  --------         --------
      Net realized and unrealized gain (loss)      (12,106)         (18,678)
                                                  --------         --------
      Net increase (decrease) in net assets
         from operations                          $(19,051)        $(20,264)
                                                  ========         ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                             ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                             VPS INTERMEDIATE      VPS INTERNATIONAL       VPS SMALL CAP
                                              BOND PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO
                                                  CLASS B               CLASS B                CLASS B
                                           --------------------   -------------------   --------------------
                                             2011        2010       2011       2010        2011       2010
                                           --------   ---------   --------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  8,529   $   2,850   $  2,896   $  1,513   $  (7,062)  $ (1,973)
   Net realized gain (loss)                   1,892      18,106     (1,009)      (950)     27,295     (1,880)
   Change in unrealized gain (loss)          12,023       4,744    (31,966)     6,390     (37,994)    43,612
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets
      from operations                        22,444      25,700    (30,079)     6,953     (17,761)    39,759
                                           --------   ---------   --------   --------   ---------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    145,763     264,873     22,576     19,608     101,101     77,812
   Withdrawals                              (18,062)    (18,688)    (2,511)    (1,212)     (3,897)    (8,429)
   Contract benefits                             --          --         --         --          --         --
   Contract charges                            (381)       (222)      (121)      (129)       (321)      (106)
   Transfers                                466,328    (532,200)   (13,513)   (14,506)   (170,402)   202,862
   Other transfers from (to) the General
      Account                                 4,771     563,686        (19)    26,788      40,354      1,222
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets
      from contract transactions            598,419     277,449      6,412     30,549     (33,165)   273,361
                                           --------   ---------   --------   --------   ---------   --------
   Net increase (decrease) in net assets    620,863     303,149    (23,667)    37,502     (50,926)   313,120

NET ASSETS:
   Beginning of year                        345,672      42,523    119,156     81,654     363,913     50,793
                                           --------   ---------   --------   --------   ---------   --------
   End of year                             $966,535   $ 345,672   $ 95,489   $119,156   $ 312,987   $363,913
                                           ========   =========   ========   ========   =========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                            ALLIANCEBERNSTEIN       FIDELITY VIP         FIDELITY VIP
                                            VPS SMALL/MID CAP       CONTRAFUND(R)     DISCIPLINED SMALL
                                             VALUE PORTFOLIO          PORTFOLIO         CAP PORTFOLIO
                                                 CLASS B           SERVICE CLASS 2     SERVICE CLASS 2
                                           -------------------   ------------------   -----------------
                                             2011       2010       2011       2010       2011     2010
                                           --------   --------   --------   -------    -------   -----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (2,643)  $ (1,339)  $   (317)  $   392    $  (100)  $ (13)
   Net realized gain (loss)                     861     12,655      6,563     1,256        252    (514)
   Change in unrealized gain (loss)         (26,063)    14,962    (13,628)    6,258       (846)     14
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets
      from operations                       (27,845)    26,278     (7,382)    7,906       (694)   (513)
                                           --------   --------   --------   -------    -------   -----

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     60,206     23,943    222,995    39,442      6,025     161
   Withdrawals                              (12,665)    (1,689)    (6,631)   (2,516)        --      --
   Contract benefits                             --         --         --        --         --      --
   Contract charges                            (128)       (88)      (279)      (45)       (43)     (9)
   Transfers                                (19,857)   (79,699)    13,019    39,442        891     527
   Other transfers from (to) the General
      Account                                31,168      6,405    174,517       514      7,194      --
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets
      from contract transactions             58,724    (51,128)   403,621    76,837     14,067     679
                                           --------   --------   --------   -------    -------   -----
   Net increase (decrease) in net assets     30,879    (24,850)   396,239    84,743     13,373     166

NET ASSETS:
   Beginning of year                        154,271    179,121     84,743        --        166      --
                                           --------   --------   --------   -------    -------   -----
   End of year                             $185,150   $154,271   $480,982   $84,743    $13,539   $ 166
                                           ========   ========   ========   =======    =======   =====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                            EQUITY-INCOME      FREEDOM 2005      FREEDOM 2010
                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                           SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2
                                           ---------------   ---------------   ---------------
                                             2011     2010     2011   2010       2011    2010
                                           -------   -----     ----   ----      ------   ----
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   496   $  --     $  4    $ 2      $   11   $  4
   Net realized gain (loss)                 (3,200)    105        1     --           4      3
   Change in unrealized gain (loss)         (2,330)      2      (16)    --         (52)    (2)
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets
      from operations                       (5,034)    107      (11)     2         (37)     5
                                           -------   -----     ----    ---      ------   ----

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    19,305      46      244     92         839    221
   Withdrawals                              (1,020)     --       --     --          --     --
   Contract benefits                            --      --       --     --          --     --
   Contract charges                            (46)     (1)      (6)    (1)        (22)    (6)
   Transfers                                19,436      --       --     --          --     --
   Other transfers from (to) the General
      Account                               12,384    (103)      --     --          --     --
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets
      from contract transactions            50,059     (58)     238     91         817    215
                                           -------   -----     ----    ---      ------   ----
   Net increase (decrease) in net assets    45,025      49      227     93         780    220

NET ASSETS:
   Beginning of year                            49      --       93     --         220     --
                                           -------   -----     ----    ---      ------   ----
   End of year                             $45,074   $  49     $320    $93      $1,000   $220
                                           =======   =====     ====    ===      ======   ====

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                              FREEDOM 2015          FREEDOM 2020         FREEDOM 2025
                                                PORTFOLIO            PORTFOLIO            PORTFOLIO
                                             SERVICE CLASS 2      SERVICE CLASS 2      SERVICE CLASS 2
                                           ------------------   -------------------   -----------------
                                             2011       2010      2011       2010       2011      2010
                                           --------   -------   --------   --------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    (34)  $ 1,232   $  5,537   $  2,034   $   464   $   414
   Net realized gain (loss)                    (315)      637      1,445        624       198       116
   Change in unrealized gain (loss)          (2,672)       96    (12,754)     4,322    (4,308)    1,008
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets
      from operations                        (3,021)    1,965     (5,772)     6,980    (3,646)    1,538
                                           --------   -------   --------   --------   -------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     16,542     3,492     53,944     41,053    26,108     3,847
   Withdrawals                                   --        --         --         --        --        --
   Contract benefits                             --        --         --         --        --        --
   Contract charges                            (102)      (38)      (195)       (53)     (129)      (17)
   Transfers                                (24,972)    1,578      7,224     64,232     9,308       199
   Other transfers from (to) the General
      Account                                11,979    68,202    253,934     19,657     4,681    20,551
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets
      from contract transactions              3,447    73,234    314,907    124,889    39,968    24,580
                                           --------   -------   --------   --------   -------   -------
   Net increase (decrease) in net assets        426    75,199    309,135    131,869    36,322    26,118

NET ASSETS:
   Beginning of year                         75,199        --    131,869         --    26,118        --
                                           --------   -------   --------   --------   -------   -------
   End of year                             $ 75,625   $75,199   $441,004   $131,869   $62,440   $26,118
                                           ========   =======   ========   ========   =======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                               FREEDOM 2030         FREEDOM 2035         FREEDOM 2040
                                                PORTFOLIO             PORTFOLIO           PORTFOLIO
                                             SERVICE CLASS 2       SERVICE CLASS 2     SERVICE CLASS 2
                                           -------------------   ------------------   -----------------
                                             2011       2010       2011       2010      2011      2010
                                           --------   --------   --------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    335   $  1,781   $    504   $ 1,293   $   301   $   155
   Net realized gain (loss)                   5,008      1,022        349     5,272        32     1,398
   Change in unrealized gain (loss)         (15,487)    15,902     (8,987)   (2,498)   (2,613)     (594)
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets
      from operations                       (10,144)    18,705     (8,134)    4,067    (2,280)      959
                                           --------   --------   --------   -------   -------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     44,578     15,188     41,331     6,751    24,117     3,832
   Withdrawals                               (7,115)        --         --        --        --        --
   Contract benefits                             --         --         --        --        --        --
   Contract charges                            (308)      (129)      (182)      (45)     (202)      (38)
   Transfers                                (40,924)   108,304      5,459    81,710     2,282     8,153
   Other transfers from (to) the General
      Account                                 2,925     15,254        439         9       571        (2)
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets
      from contract transactions               (844)   138,617     47,047    88,425    26,768    11,945
                                           --------   --------   --------   -------   -------   -------
   Net increase (decrease) in net assets    (10,988)   157,322     38,913    92,492    24,488    12,904

NET ASSETS:
   Beginning of year                        157,322         --     92,492        --    12,904        --
                                           --------   --------   --------   -------   -------   -------
   End of year                             $146,334   $157,322   $131,405   $92,492   $37,392   $12,904
                                           ========   ========   ========   =======   =======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP       FIDELITY VIP          FIDELITY VIP
                                             FREEDOM 2045       FREEDOM 2050      GROWTH OPPORTUNITIES
                                               PORTFOLIO          PORTFOLIO             PORTFOLIO
                                            SERVICE CLASS 2    SERVICE CLASS 2       SERVICE CLASS 2
                                           ----------------   -----------------   --------------------
                                             2011     2010      2011      2010       2011       2010
                                           -------   ------   -------   -------    --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   203   $   35   $    83   $   101    $(10,095)  $   (56)
   Net realized gain (loss)                    106      206     1,510       333     (14,799)      390
   Change in unrealized gain (loss)         (1,109)     (37)   (2,504)      641     (42,802)    1,263
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets
      from operations                         (800)     204      (911)    1,075     (67,696)    1,597
                                           -------   ------   -------   -------    --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    18,051    2,543     5,173     1,012     129,798    11,872
   Withdrawals                                  --       --        --        --        (191)   (1,518)
   Contract benefits                            --       --        --        --          --        --
   Contract charges                           (134)     (26)     (112)      (26)       (476)       (2)
   Transfers                                  (472)      --        (4)   (4,501)    727,289    12,528
   Other transfers from (to) the General
      Account                                   59       --       945    11,485      38,081        (1)
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets
      from contract transactions            17,504    2,517     6,002     7,970     894,501    22,879
                                           -------   ------   -------   -------    --------   -------
   Net increase (decrease) in net assets    16,704    2,721     5,091     9,045     826,805    24,476

NET ASSETS:
   Beginning of year                         2,721       --     9,045        --      24,476        --
                                           -------   ------   -------   -------    --------   -------
   End of year                             $19,425   $2,721   $14,136   $ 9,045    $851,281   $24,476
                                           =======   ======   =======   =======    ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                             FIDELITY VIP        FIDELITY VIP
                                              INDEX 500             MID CAP             FIDELITY VIP
                                              PORTFOLIO            PORTFOLIO         OVERSEAS PORTFOLIO
                                           SERVICE CLASS 2      SERVICE CLASS 2        SERVICE CLASS 2
                                           ---------------   --------------------   --------------------
                                             2011     2010      2011       2010       2011        2010
                                           -------   -----   ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $    65   $ (16)  $  (4,050)  $   (329)  $  (1,207)  $  4,386
   Net realized gain (loss)                  6,164    (323)     (6,357)       288      31,578     (3,361)
   Change in unrealized gain (loss)            134      14     (33,282)     9,792      (8,973)     7,123
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
      from operations                        6,363    (325)    (43,689)     9,751      21,398      8,148
                                           -------   -----   ---------   --------   ---------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    17,349     208     147,881     25,879       9,326      4,254
   Withdrawals                                  --      --        (373)        --          --         --
   Contract benefits                            --      --          --         --          --         --
   Contract charges                            (71)     (8)       (270)       (45)        (25)       (20)
   Transfers                                 5,925     343    (190,545)   242,525    (562,383)   529,241
   Other transfers from (to) the General
      Account                                1,318      --      48,962         80         478         98
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets
      from contract transactions            24,521     543       5,655    268,439    (552,604)   533,573
                                           -------   -----   ---------   --------   ---------   --------
   Net increase (decrease) in net assets    30,884     218     (38,034)   278,190    (531,206)   541,721

NET ASSETS:
   Beginning of year                           218      --     278,190         --     541,721         --
                                           -------   -----   ---------   --------   ---------   --------
   End of year                             $31,102   $ 218   $ 240,156   $278,190   $  10,515   $541,721
                                           =======   =====   =========   ========   =========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FIDELITY VIP                                   FT VIP FRANKLIN
                                            STRATEGIC INCOME        FT VIP FRANKLIN          SMALL CAP VALUE
                                                PORTFOLIO          INCOME SECURITIES         SECURITIES FUND
                                             SERVICE CLASS 2          FUND CLASS 2               CLASS 2
                                           ------------------   -----------------------   --------------------
                                             2011      2010        2011         2010        2011        2010
                                           --------  --------   ----------   ----------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ 13,791  $    265   $   56,931   $   33,021   $ (2,702)  $  (2,237)
   Net realized gain (loss)                   7,316     8,211        3,667        2,507     13,276      15,199
   Change in unrealized gain (loss)         (22,231)     (924)     (42,638)      53,643    (24,254)     34,971
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from operations                        (1,124)    7,552       17,960       89,171    (13,680)     47,933
                                           --------  --------   ----------   ----------   --------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     94,113    24,213      369,218      220,772    115,623      38,522
   Withdrawals                               (4,646)       --      (41,765)     (34,125)    (6,942)    (16,985)
   Contract benefits                             --        --           --           --         --          --
   Contract charges                            (133)      (20)        (787)        (408)      (209)       (164)
   Transfers                                182,666   (10,855)       7,756       48,059    (34,294)   (100,185)
   Other transfers from (to) the General
      Account                               161,343     3,219      613,822      249,604     70,253      73,262
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from contract transactions            433,343    16,557      948,244      483,902    144,431      (5,550)
                                           --------  --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets    432,219    24,109      966,204      573,073    130,751      42,383

NET ASSETS:
   Beginning of year                         24,109        --    1,027,271      454,198    261,907     219,524
                                           --------  --------   ----------   ----------   --------   ---------
   End of year                             $456,328  $ 24,109   $1,993,475   $1,027,271   $392,658   $ 261,907
                                           ========  ========   ==========   ==========   ========   =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              FT VIP MUTUAL
                                             GLOBAL DISCOVERY       FT VIP MUTUAL       FT VIP TEMPLETON
                                             SECURITIES FUND      SHARES SECURITIES     GROWTH SECURITIES
                                                  CLASS 2            FUND CLASS 2         FUND CLASS 2
                                           -------------------   -------------------   ------------------
                                             2011       2010       2011       2010       2011       2010
                                           --------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  5,421   $     60   $  1,172   $    556   $     (5)  $  (406)
   Net realized gain (loss)                  16,399      1,809     (3,026)     2,139        697      (216)
   Change in unrealized gain (loss)         (51,826)    28,848    (11,929)    11,930    (13,703)    7,567
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from operations                       (30,006)    30,717    (13,783)    14,625    (13,011)    6,945
                                           --------   --------   --------   --------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    168,131     98,195     54,414     63,355     23,782    14,604
   Withdrawals                               (5,699)    (3,527)    (1,102)   (13,694)      (271)       --
   Contract benefits                             --         --         --         --         --        --
   Contract charges                            (823)      (618)      (274)      (209)       (60)      (52)
   Transfers                                (19,215)    20,584    (39,177)       933     (2,375)   (2,144)
   Other transfers from (to) the General
      Account                               137,081     35,916      8,682     47,192     29,312    30,256
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions            279,475    150,550     22,543     97,577     50,388    42,664
                                           --------   --------   --------   --------   --------   -------
   Net increase (decrease) in net assets    249,469    181,267      8,760    112,202     37,377    49,609

NET ASSETS:
   Beginning of year                        367,388    186,121    175,473     63,271     90,678    41,069
                                           --------   --------   --------   --------   --------   -------
   End of year                             $616,857   $367,388   $184,233   $175,473   $128,055   $90,678
                                           ========   ========   ========   ========   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS         GOLDMAN SACHS         GOLDMAN SACHS
                                            BALANCED STRATEGY       EQUITY GROWTH       GROWTH AND INCOME
                                                PORTFOLIO         STRATEGY PORTFOLIO    STRATEGY PORTFOLIO
                                                 CLASS A               CLASS A               CLASS A
                                           -------------------   -------------------   -------------------
                                             2011       2010       2011       2010       2011       2010
                                           --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,320   $  7,679   $  2,082   $  1,392   $  5,765   $  8,815
   Net realized gain (loss)                  (4,023)     2,250      1,480      3,110      2,184      4,758
   Change in unrealized gain (loss)         (37,392)    20,874    (24,320)    16,606    (59,514)    49,157
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (40,095)    30,803    (20,758)    21,108    (51,565)    62,730
                                           --------   --------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                    169,834    349,532     48,318     94,302    189,275    278,277
   Withdrawals                              (13,835)   (17,204)    (1,137)   (14,805)    (2,124)   (26,931)
   Contract benefits                             --       (175)        --         --         --         --
   Contract charges                          (1,346)    (1,370)      (656)      (681)    (2,038)    (1,735)
   Transfers                                (61,381)   (19,810)   (11,533)   (32,632)   (43,199)   (15,061)
   Other transfers from (to) the General
      Account                                 8,002     50,999         (3)    14,948      5,903     39,076
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions            101,274    361,972     34,989     61,132    147,817    273,626
                                           --------   --------   --------   --------   --------   --------
   Net increase (decrease) in net assets     61,179    392,775     14,231     82,240     96,252    336,356

NET ASSETS:
   Beginning of year                        701,627    308,852    192,385    110,145    863,205    526,849
                                           --------   --------   --------   --------   --------   --------
   End of year                             $762,806   $701,627   $206,616   $192,385   $959,457   $863,205
                                           ========   ========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS         GOLDMAN SACHS
                                             GROWTH STRATEGY     INTERNATIONAL REAL   GOLDMAN SACHS REAL
                                                PORTFOLIO         ESTATE SECURITIES    ESTATE SECURITIES
                                                 CLASS A            FUND CLASS A         FUND CLASS A
                                           -------------------   ------------------   ------------------
                                             2011       2010       2011       2010      2011       2010
                                           --------   --------   --------   -------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  6,179   $  7,693   $    628   $ 2,290   $    (14)  $    80
   Net realized gain (loss)                   7,577        505      1,149    (1,260)     2,906     2,389
   Change in unrealized gain (loss)         (69,702)    59,365    (11,483)    5,723       (203)    1,347
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets
      from operations                       (55,946)    67,563     (9,706)    6,753      2,689     3,816
                                           --------   --------   --------   -------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     89,999    125,011      8,798    11,704     21,277     5,813
   Withdrawals                              (27,521)   (32,358)      (628)      (80)      (787)      (85)
   Contract benefits                             --        (88)        --        --         --        --
   Contract charges                          (1,022)    (1,056)       (96)      (83)      (102)      (76)
   Transfers                                (40,593)    14,610     (8,814)   (2,839)   (18,896)   (5,168)
   Other transfers from (to) the General
      Account                                    38        287         63    13,369      1,232       (51)
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions             20,901    106,406       (677)   22,071      2,724       433
                                           --------   --------   --------   -------   --------   -------
   Net increase (decrease) in net assets    (35,045)   173,969    (10,383)   28,824      5,413     4,249

NET ASSETS:
   Beginning of year                        760,997    587,028     50,280    21,456     39,299    35,050
                                           --------   --------   --------   -------   --------   -------
   End of year                             $725,952   $760,997   $ 39,897   $50,280   $ 44,712   $39,299
                                           ========   ========   ========   =======   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                         GOLDMAN SACHS         GOLDMAN SACHS
                                                 GOLDMAN SACHS           VIT CORE FIXED         VIT EQUITY
                                             TECHNOLOGY TOLLKEEPER        INCOME FUND           INDEX FUND
                                                 FUND CLASS A            SERVICE SHARES       SERVICE SHARES
                                           ------------------------   -------------------   ------------------
                                               2011         2010        2011       2010       2011       2010
                                           -----------   ----------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (12,697)  $   (8,133)  $  5,150   $  6,244   $   (614)  $    19
   Net realized gain (loss)                     56,112       30,372      1,284      7,234      5,172    (4,874)
   Change in unrealized gain (loss)           (159,861)      94,753     21,325     (2,069)   (10,878)    5,445
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from operations                         (116,446)     116,992     27,759     11,409     (6,320)      590
                                           -----------   ----------   --------   --------   --------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                        77,382       72,912    343,137    107,939     41,842    41,832
   Withdrawals                                  (5,071)      (3,501)    (9,033)    (7,491)    (6,581)   (5,969)
   Contract benefits                                --           --         --         --         --        --
   Contract charges                               (201)        (171)      (140)      (141)      (135)     (118)
   Transfers                                (1,048,805)     718,594    120,581    (52,547)    (6,989)     (380)
   Other transfers from (to) the General
      Account                                    3,875       33,424     27,828    180,998      1,163     1,966
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets
      from contract transactions              (972,820)     821,258    482,373    228,758     29,300    37,331
                                           -----------   ----------   --------   --------   --------   -------
   Net increase (decrease) in net assets    (1,089,266)     938,250    510,132    240,167     22,980    37,921

NET ASSETS:
   Beginning of year                         1,406,147      467,897    362,158    121,991     90,295    52,374
                                           -----------   ----------   --------   --------   --------   -------
   End of year                             $   316,881   $1,406,147   $872,290   $362,158   $113,275   $90,295
                                           ===========   ==========   ========   ========   ========   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       GOLDMAN SACHS         GOLDMAN SACHS
                                              GOLDMAN SACHS VIT          VIT GROWTH          VIT LARGE CAP
                                           GOVERNMENT INCOME FUND    OPPORTUNITIES FUND        VALUE FUND
                                               SERVICE SHARES          SERVICE SHARES        SERVICE SHARES
                                           ----------------------   -------------------   -------------------
                                              2011        2010        2011       2010       2011       2010
                                           ----------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (5,097)  $   2,690   $ (2,961)  $ (2,129)  $   (407)  $ (1,881)
   Net realized gain (loss)                    64,277      38,280      9,530     11,488      2,412     13,018
   Change in unrealized gain (loss)            (4,947)     (1,021)   (24,715)    14,493    (11,749)    (1,669)
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                          54,233      39,949    (18,146)    23,852     (9,744)     9,468
                                           ----------   ---------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      284,998     236,200     26,168     86,734     11,475     26,108
   Withdrawals                               (305,425)    (22,404)    (9,603)   (12,140)    (2,541)   (93,004)
   Contract benefits                         (253,418)         --         --         --         --         --
   Contract charges                              (447)       (427)      (203)      (157)       (60)       (84)
   Transfers                                   77,479    (256,225)   (38,193)   (69,860)   (25,683)   (30,349)
   Other transfers from (to) the General
      Account                                 700,990     313,755     41,031     12,516        393        248
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions              504,177     270,899     19,200     17,093    (16,416)   (97,081)
                                           ----------   ---------   --------   --------   --------   --------
   Net increase (decrease) in net assets      558,410     310,848      1,054     40,945    (26,160)   (87,613)

NET ASSETS:
   Beginning of year                          888,237     577,389    175,865    134,920    102,198    189,811
                                           ----------   ---------   --------   --------   --------   --------
   End of year                             $1,446,647   $ 888,237   $176,919   $175,865   $ 76,038   $102,198
                                           ==========   =========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                            GOLDMAN SACHS
                                             VIT MID CAP          GOLDMAN SACHS            GOLDMAN SACHS VIT
                                              VALUE FUND      VIT MONEY MARKET FUND      STRATEGIC GROWTH FUND
                                           SERVICE SHARES        SERVICE SHARES              SERVICE SHARES
                                           -------------------------------------------    --------------------
                                            2011     2010       2011         2010           2011       2010
                                           ------    ----   -----------   -----------     --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (177)   $  1   $   (94,785)  $   (75,961)    $ (1,992)  $ (2,022)
   Net realized gain (loss)                  (683)     --            --            --        3,209      6,624
   Change in unrealized gain (loss)           (49)     15            --            --       (9,373)    10,802
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets
      from operations                        (909)     16       (94,785)      (75,961)      (8,156)    15,404
                                           ------    ----   -----------   -----------     --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      589      87     2,088,869     1,151,872       26,787     28,176
   Withdrawals                                 --      --    (1,201,440)      (51,144)      (5,561)    (2,462)
   Contract benefits                           --      --            --           (79)          --         --
   Contract charges                            (8)     (2)       (1,187)       (1,025)        (165)      (151)
   Transfers                                  873      94     1,898,541    (1,449,754)     (14,079)   (58,317)
   Other transfers from (to) the General
      Account                                  --      (1)      713,895     1,018,900          703     22,933
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets
      from contract transactions            1,454     178     3,498,678       668,770        7,685     (9,821)
                                           ------    ----   -----------   -----------     --------   --------
   Net increase (decrease) in net assets      545     194     3,403,893       592,809         (471)     5,583

NET ASSETS:
   Beginning of year                          194      --     4,767,457     4,174,648      160,776    155,193
                                           ------    ----   -----------   -----------     --------   --------
   End of year                             $  739    $194   $ 8,171,350   $ 4,767,457     $160,305   $160,776
                                           ======    ====   ===========   ===========     ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS          GOLDMAN SACHS
                                              VIT STRATEGIC         VIT STRUCTURED         GOLDMAN SACHS
                                              INTERNATIONAL        SMALL CAP EQUITY     VIT STRUCTURED U.S.
                                                EQUITY FUND              FUND               EQUITY FUND
                                              SERVICE SHARES        SERVICE SHARES         SERVICE SHARES
                                           -------------------   --------------------   -------------------
                                             2011       2010        2011       2010       2011       2010
                                           --------   --------   ---------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  1,906   $    358   $  (2,697)  $    104   $    (51)  $     31
   Net realized gain (loss)                   5,415      2,842      69,483        168      2,699    (10,468)
   Change in unrealized gain (loss)         (25,429)     7,653     (43,524)    44,640     (1,806)     2,109
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (18,108)    10,853      23,262     44,912        842     (8,328)
                                           --------   --------   ---------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     25,482     37,818      17,111     21,261      3,687     23,838
   Withdrawals                               (8,315)   (21,558)     (8,322)      (315)    (4,100)       (92)
   Contract benefits                             --         --          --         --         --         --
   Contract charges                             (97)       (88)        (99)       (86)       (64)       (71)
   Transfers                                (33,533)    55,233    (634,493)   600,232    (19,334)     6,491
   Other transfers from (to) the General
      Account                                 8,580         (1)      8,029        121      4,374        411
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             (7,883)    71,404    (617,774)   621,213    (15,437)    30,577
                                           --------   --------   ---------   --------   --------   --------
   Net increase (decrease) in net assets    (25,991)    82,257    (594,512)   666,125    (14,595)    22,249

NET ASSETS:
   Beginning of year                        125,443     43,186     688,089     21,964     26,100      3,851
                                           --------   --------   ---------   --------   --------   --------
   End of year                             $ 99,452   $125,443   $  93,577   $688,089   $ 11,505   $ 26,100
                                           ========   ========   =========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                   INVESCO V.I.
                                            INVESCO V.I. CORE      GLOBAL HEALTH      INVESCO V.I.
                                               EQUITY FUND           CARE FUND        LEISURE FUND
                                             SERIES II SHARES    SERIES II SHARES   SERIES II SHARES
                                           -------------------   ----------------   ----------------
                                             2011       2010       2011      2010    2011      2010
                                           --------   --------   --------    ----   ------   -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (1,486)  $ (1,072)  $   (460)   $ --   $  (35)  $  (133)
   Net realized gain (loss)                   2,167      6,911       (503)     --        5      (219)
   Change in unrealized gain (loss)          (5,661)     9,978     (1,079)      3     (217)      268
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets
      from operations                        (4,980)    15,817     (2,042)      3     (247)      (84)
                                           --------   --------   --------    ----   ------   -------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     24,787     86,376      2,335     138    1,740     3,777
   Withdrawals                               (6,085)   (81,627)       (86)     --       --    (1,047)
   Contract benefits                             --         --         --      --       --        --
   Contract charges                             (89)       (81)       (36)     (2)     (15)      (22)
   Transfers                                 (8,778)    (3,581)   106,819      --       --    (1,415)
   Other transfers from (to) the General
      Account                                   228     19,411         --      --       --        12
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets
      from contract transactions             10,063     20,498    109,032     136    1,725     1,305
                                           --------   --------   --------    ----   ------   -------
   Net increase (decrease) in net assets      5,083     36,315    106,990     139    1,478     1,221

NET ASSETS:
   Beginning of year                        203,657    167,342        139      --    3,043     1,822
                                           --------   --------   --------    ----   ------   -------
   End of year                             $208,740   $203,657   $107,129    $139   $4,521   $ 3,043
                                           ========   ========   ========    ====   ======   =======

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            JANUS ASPEN
                                                JANUS ASPEN           JANUS ASPEN         PERKINS MID CAP
                                           ENTERPRISE PORTFOLIO     FORTY PORTFOLIO       VALUE PORTFOLIO
                                              SERVICE SHARES         SERVICE SHARES       SERVICE SHARES
                                           --------------------   -------------------   -------------------
                                             2011        2010       2011       2010       2011       2010
                                           --------    --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (2,582)   $ (1,969)  $ (4,021)  $ (2,420)  $ (4,148)  $ (2,431)
   Net realized gain (loss)                   7,150       3,603      4,937      1,648      9,679      8,427
   Change in unrealized gain (loss)         (14,409)     21,984    (34,913)    24,596    (42,775)    47,316
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                        (9,841)     23,618    (33,997)    23,824    (37,244)    53,312
                                           --------    --------   --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     56,593      30,961     85,488    120,938    148,876    167,427
   Withdrawals                               (5,443)     (1,593)   (11,400)    (9,157)   (17,643)   (72,472)
   Contract benefits                             --          --         --         --         --         --
   Contract charges                            (166)       (156)      (485)      (355)      (383)      (342)
   Transfers                                (14,053)    (25,707)   (95,091)    63,914    (68,129)    (6,737)
   Other transfers from (to) the General
      Account                                 8,497       1,887      9,567     33,146    100,970    105,991
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             45,428       5,392    (11,921)   208,486    163,691    193,867
                                           --------    --------   --------   --------   --------   --------
   Net increase (decrease) in net assets     35,587      29,010    (45,918)   232,310    126,447    247,179

NET ASSETS:
   Beginning of year                        150,401     121,391    357,804    125,494    435,200    188,021
                                           --------    --------   --------   --------   --------   --------
   End of year                             $185,988    $150,401   $311,886   $357,804   $561,647   $435,200
                                           ========    ========   ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               MFS(R) NEW        MFS(R) UTILITIES       OPPENHEIMER
                                            DISCOVERY SERIES          SERIES          BALANCED FUND/VA
                                              SERVICE CLASS       SERVICE CLASS        SERVICE SHARES
                                           ------------------   -----------------   -------------------
                                             2011       2010      2011      2010      2011       2010
                                           --------   -------   --------   ------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $   (795)  $  (315)  $  2,751   $  (10)  $  1,733   $ (1,202)
   Net realized gain (loss)                  (3,520)   14,502        (81)       1      4,927        748
   Change in unrealized gain (loss)         (11,782)    1,609         89      175    (12,287)    22,553
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (16,097)   15,796      2,759      166     (5,627)    22,099
                                           --------   -------   --------   ------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                      8,177     1,210     44,369    3,502     67,843     84,708
   Withdrawals                               (2,092)       --       (409)      --    (15,340)    (3,972)
   Contract benefits                             --        --         --       --         --         --
   Contract charges                             (44)       (4)       (82)     (16)      (596)      (446)
   Transfers                                 37,150    (6,096)   213,016      574    (16,071)    41,659
   Other transfers from (to) the General
      Account                                25,057         2     51,431       --     25,739     57,867
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions             68,248    (4,888)   308,325    4,060     61,575    179,816
                                           --------   -------   --------   ------   --------   --------
   Net increase (decrease) in net assets     52,151    10,908    311,084    4,226     55,948    201,915

NET ASSETS:
   Beginning of year                         10,908        --      4,226       --    302,284    100,369
                                           --------   -------   --------   ------   --------   --------
   End of year                             $ 63,059   $10,908   $315,310   $4,226   $358,232   $302,284
                                           ========   =======   ========   ======   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                        OPPENHEIMER
                                            OPPENHEIMER GLOBAL        GLOBAL STRATEGIC        OPPENHEIMER HIGH
                                            SECURITIES FUND/VA         INCOME FUND/VA          INCOME FUND/VA
                                              SERVICE SHARES           SERVICE SHARES          SERVICE SHARES
                                           --------------------   -----------------------   --------------------
                                              2011       2010        2011         2010        2011        2010
                                           ---------   --------   ----------   ----------   --------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $  (2,747)  $ (1,358)  $    7,397   $    3,235   $   (941)  $  (1,065)
   Net realized gain (loss)                   17,732      1,392       57,397       12,976     (2,393)     14,744
   Change in unrealized gain (loss)         (107,581)    61,584      (61,542)      62,114     (6,617)        175
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from operations                        (92,596)    61,618        3,252       78,325     (9,951)     13,854
                                           ---------   --------   ----------   ----------   --------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     142,219    129,073      139,976       80,418     31,057     128,617
   Withdrawals                               (16,221)   (73,264)     (18,256)     (19,575)      (260)         --
   Contract benefits                              --         --           --           --         --          --
   Contract charges                             (447)      (302)        (463)        (369)       (13)        (14)
   Transfers                                (217,921)   (98,287)    (788,862)   1,007,979     (2,536)   (422,792)
   Other transfers from (to) the General
      Account                                 45,565     62,683       46,447       49,686     83,954     285,802
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets
      from contract transactions             (46,805)    19,903     (621,158)   1,118,139    112,202      (8,387)
                                           ---------   --------   ----------   ----------   --------   ---------
   Net increase (decrease) in net assets    (139,401)    81,521     (617,906)   1,196,464    102,251       5,467

NET ASSETS:
   Beginning of year                         685,703    604,182    1,266,630       70,166      5,467          --
                                           ---------   --------   ----------   ----------   --------   ---------
   End of year                             $ 546,302   $685,703   $  648,724   $1,266,630   $107,718   $   5,467
                                           =========   ========   ==========   ==========   ========   =========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                               OPPENHEIMER
                                               MAIN STREET
                                             SMALL- & MID-CAP       PIONEER CULLEN        PIONEER EMERGING
                                                FUND(R)/VA       VALUE VCT PORTFOLIO   MARKETS VCT PORTFOLIO
                                            SERVICE SHARES (a)         CLASS II               CLASS II
                                           -------------------   -------------------   ---------------------
                                             2011       2010       2011       2010        2011        2010
                                           --------   --------   --------   --------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (1,165)  $   (884)  $   (973)  $   (806)  $ (11,391)  $  (8,623)
   Net realized gain (loss)                   8,689     11,369        830        498       6,684      26,800
   Change in unrealized gain (loss)         (14,020)    11,851     (7,900)    10,815    (202,543)     46,366
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets
      from operations                        (6,496)    22,336     (8,043)    10,507    (207,250)     64,543
                                           --------   --------   --------   --------   ---------   ---------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     39,421     53,069     47,716     64,540     157,268     189,729
   Withdrawals                               (5,430)   (11,858)    (5,051)    (3,354)     (6,485)    (57,611)
   Contract benefits                             --         --         --         --          --          --
   Contract charges                            (257)      (240)      (162)      (147)       (502)       (395)
   Transfers                                (41,846)   (59,974)      (649)   (13,143)   (258,042)   (126,744)
   Other transfers from (to) the General
      Account                                 4,459        402        197         52      16,465     104,823
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets
      from contract transactions             (3,653)   (18,601)    42,051     47,948     (91,296)    109,802
                                           --------   --------   --------   --------   ---------   ---------
   Net increase (decrease) in net assets    (10,149)     3,735     34,008     58,455    (298,546)    174,345

NET ASSETS:
   Beginning of year                        117,010    113,275    138,013     79,558     878,933     704,588
                                           --------   --------   --------   --------   ---------   ---------
   End of year                             $106,861   $117,010   $172,021   $138,013   $ 580,387   $ 878,933
                                           ========   ========   ========   ========   =========   =========

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                              PIONEER GROWTH
                                              OPPORTUNITIES        PIONEER MID CAP
                                              VCT PORTFOLIO      VALUE VCT PORTFOLIO
                                                 CLASS I               CLASS II
                                           -------------------   -------------------
                                             2011       2010       2011       2010
                                           --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss)            $ (6,945)  $ (5,915)  $ (1,586)  $   (740)
   Net realized gain (loss)                   9,937     13,401       (805)     2,907
   Change in unrealized gain (loss)         (22,043)    64,465    (17,873)    21,883
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets
      from operations                       (19,051)    71,951    (20,264)    24,050
                                           --------   --------   --------   --------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments                     63,108    116,854     51,766     49,454
   Withdrawals                              (18,018)   (73,853)   (15,625)   (21,292)
   Contract benefits                             --         --         --         --
   Contract charges                            (288)      (247)      (137)      (121)
   Transfers                                (37,495)   (44,567)     9,556     (4,706)
   Other transfers from (to) the General
      Account                                 1,488     75,653      6,380     43,010
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets
      from contract transactions              8,795     73,840     51,940     66,345
                                           --------   --------   --------   --------
   Net increase (decrease) in net assets    (10,256)   145,791     31,676     90,395

NET ASSETS:
   Beginning of year                        464,976    319,185    180,269     89,874
                                           --------   --------   --------   --------
   End of year                             $454,720   $464,976   $211,945   $180,269
                                           ========   ========   ========   ========

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Commonwealth Annuity Separate Account A (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Sixty-three Sub-Accounts are currently offered by the Separate Account, of which sixty-two had activity during the year. One Sub-Account had no Contract Owner activity and zero balance at December 31, 2011. The One Sub-Account is as follows:

SUB-ACCOUNT

Fidelity VIP Freedom Income Portfolio Service Class 2

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
MFS(R) Variable Insurance Trust(SM)
Oppenheimer Variable Account Funds
Pioneer Variable Contracts Trust

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     The following Underlying Fund was renamed as indicated:

DATE             NEW NAME                                   OLD NAME
--------------   ----------------------------------------   ---------------------------------
April 29, 2011   Oppenheimer Main Street Small- & Mid-Cap   Oppenheimer Main Street Small Cap
                    Fund(R)/VA Service Shares                  Fund(R)/VA Service Shares

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

     STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

     Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed) reduced by applicable deductions, charges, and state premium taxes. Withdrawals are payments to Contract Owners and beneficiaries made under the terms of the Contracts and amounts that Contract Owners have requested to be withdrawn and paid to them. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers are amounts that Contract Owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2011.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     Commonwealth Annuity assesses a charge to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes an administrative charge. Both of these charges are imposed during the accumulation and annuity payout phase.

     A contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate charge is made for each rider.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each sub-account (Unit Fair Value deductions) or deducted from individual contracts (Contract deductions). Current fees and charges are summarized in the table below. For more detailed information about fees and charges, refer to the product prospectuses.

                                                            COMMONWEALTH                       COMMONWEALTH
                                           COMMONWEALTH       ANNUITY        COMMONWEALTH   ANNUITY PREFERRED  COMMONWEALTH
                                              ANNUITY    ADVANTAGE IV WITH     ANNUITY          PLUS WITH         ANNUITY
                                           ADVANTAGE IV  OPTIONAL RIDER(S)  PREFERRED PLUS  OPTIONAL RIDER(S)     HORIZON
                                           ------------  -----------------  --------------  -----------------  ------------
Annual Contract Fee                           $  30           $  30             $  30             $  30           $  30

Separate Account Annual Expenses
   Mortality and Expense Risk                  1.15%           1.15%             1.35%             1.35%           0.60%
   Administrative Expenses                     0.15%           0.15%             0.15%             0.15%           0.15%
                                              -----           -----             -----             -----            ----
Total Separate Account Annual
   Expense without optional riders             1.30%           1.30%             1.50%             1.50%           0.75%
                                              =====           =====             =====             =====            ====

Sub-account Rider Charges:
   Optional Step-Up Death Benefit Charge        N/A            0.20%              N/A              0.20%            N/A
   No Withdrawal Charge Rider                   N/A            0.35%              N/A               N/A             N/A

Contract Rider Charges:
   Guaranteed Lifetime Withdrawal
      Benefit ("GLWB") Rider:
      Maximum Charge:                          1.00%           1.00%             1.00%             1.00%            N/A
      Current Charge:                          0.50%           0.50%             0.50%             0.50%            N/A

   GLWB Plus for Two
      Maximum Charge:                          1.50%           1.50%             1.50%             1.50%            N/A
      Current Charge:                          0.75%           0.75%             0.75%             0.75%            N/A

                                     WHEN CHARGE IS DEDUCTED                            HOW DEDUCTED
                                    -------------------------   ------------------------------------------------------------
Annual Contract Fee                 Annually, and upon full     Charged against individual contracts
                                    surrender of the contract
Mortality and Expense Risk Charge   Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Administrative Charge               Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Sub-account Rider Charges           Daily                       Deducted from sub-accounts as a reduction in Unit Fair Value
Contract Rider Charges              Monthly                     Charged against individual contracts

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of these fees and charges are available in the product prospectuses.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2011, management fees of the underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of GST funds and Goldman Sachs VIT funds. The GST and Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.34% to 1.22% for GST funds and ranging from 0.22% to 0.99% for the Goldman Sachs VIT funds based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate ranging from 0.26% to 0.36% for the GST funds and from 0.07% to 0.25% for the Goldman Sachs VIT funds of the fund's average daily net assets.

NOTE 4 - CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
   Issuance of Units                                                        509,074     1,347,200
   Redemption of Units                                                      (39,257)   (1,102,038)
                                                                         ----------    ----------
      Net increase (decrease)                                               469,817       245,162
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
   Issuance of Units                                                        108,817       102,124
   Redemption of Units                                                     (107,021)      (45,448)
                                                                         ----------    ----------
      Net increase (decrease)                                                 1,796        56,676
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
   Issuance of Units                                                        780,157       451,889
   Redemption of Units                                                     (838,054)     (164,938)
                                                                         ----------    ----------
      Net increase (decrease)                                               (57,897)      286,951
                                                                         ==========    ==========

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
   Issuance of Units                                                        378,509       169,398
   Redemption of Units                                                     (329,632)     (235,610)
                                                                         ----------    ----------
      Net increase (decrease)                                                48,877       (66,212)
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        896,779       144,861
   Redemption of Units                                                     (509,829)      (66,229)
                                                                         ----------    ----------
      Net increase (decrease)                                               386,950        78,632
                                                                         ==========    ==========

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         36,102        19,510
   Redemption of Units                                                      (23,519)      (19,359)
                                                                         ----------    ----------
      Net increase (decrease)                                                12,583           151
                                                                         ==========    ==========

FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        102,647         3,515
   Redemption of Units                                                      (59,250)       (3,468)
                                                                         ----------    ----------
      Net increase (decrease)                                                43,397            47
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                            227            90
   Redemption of Units                                                           (6)           (1)
                                                                         ----------    ----------
      Net increase (decrease)                                                   221            89
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                            773           213
   Redemption of Units                                                          (21)           (5)
                                                                         ----------    ----------
      Net increase (decrease)                                                   752           208
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         83,045        71,102
   Redemption of Units                                                      (81,224)          (37)
                                                                         ----------    ----------
      Net increase (decrease)                                                 1,821        71,065
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        333,410       170,142
   Redemption of Units                                                      (34,753)      (46,470)
                                                                         ----------    ----------
      Net increase (decrease)                                               298,657       123,672
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         37,065        24,351
   Redemption of Units                                                         (981)          (22)
                                                                         ----------    ----------
      Net increase (decrease)                                                36,084        24,329
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         80,706       152,472
   Redemption of Units                                                      (84,866)       (6,139)
                                                                         ----------    ----------
      Net increase (decrease)                                                (4,160)      146,333
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         44,861        86,301
   Redemption of Units                                                       (1,540)         (632)
                                                                         ----------    ----------
      Net increase (decrease)                                                43,321        85,669
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         25,300        11,978
   Redemption of Units                                                         (572)          (38)
                                                                         ----------    ----------
      Net increase (decrease)                                                24,728        11,940
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         17,831         2,539
   Redemption of Units                                                       (1,233)          (25)
                                                                         ----------    ----------
      Net increase (decrease)                                                16,598         2,514
                                                                         ==========    ==========

FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                          8,451        12,862
   Redemption of Units                                                       (2,869)       (4,524)
                                                                         ----------    ----------
      Net increase (decrease)                                                 5,582         8,338
                                                                         ==========    ==========

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                      1,303,905        61,737
   Redemption of Units                                                     (565,554)      (39,757)
                                                                         ----------    ----------
      Net increase (decrease)                                               738,351        21,980
                                                                         ==========    ==========

FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        238,060        24,921
   Redemption of Units                                                     (209,016)      (24,717)
                                                                         ----------    ----------
      Net increase (decrease)                                                29,044           204
                                                                         ==========    ==========

FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        286,012       243,146
   Redemption of Units                                                     (291,968)         (274)
                                                                         ----------    ----------
      Net increase (decrease)                                                (5,956)      242,872
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                         15,166       583,574
   Redemption of Units                                                     (484,995)     (102,274)
                                                                         ----------    ----------
      Net increase (decrease)                                              (469,829)      481,300
                                                                         ==========    ==========

FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
   Issuance of Units                                                        823,975       262,962
   Redemption of Units                                                     (423,424)     (239,810)
                                                                         ----------    ----------
      Net increase (decrease)                                               400,551        23,152
                                                                         ==========    ==========

FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
   Issuance of Units                                                      1,171,417       630,202
   Redemption of Units                                                     (249,000)     (121,584)
                                                                         ----------    ----------
      Net increase (decrease)                                               922,417       508,618
                                                                         ==========    ==========

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
   Issuance of Units                                                        303,143       353,696
   Redemption of Units                                                     (151,296)     (369,651)
                                                                         ----------    ----------
      Net increase (decrease)                                               151,847       (15,955)
                                                                         ==========    ==========

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
   Issuance of Units                                                        450,419       209,854
   Redemption of Units                                                     (164,129)      (42,191)
                                                                         ----------    ----------
      Net increase (decrease)                                               286,290       167,663
                                                                         ==========    ==========

FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
   Issuance of Units                                                        135,590       186,523
   Redemption of Units                                                     (119,780)      (59,299)
                                                                         ----------    ----------
      Net increase (decrease)                                                15,810       127,224
                                                                         ==========    ==========

FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
   Issuance of Units                                                         74,484        79,548
   Redemption of Units                                                      (11,565)      (18,720)
                                                                         ----------    ----------
      Net increase (decrease)                                                62,919        60,828
                                                                         ==========    ==========

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        576,859       419,656
   Redemption of Units                                                     (491,840)      (49,240)
                                                                         ----------    ----------
      Net increase (decrease)                                                85,019       370,416
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                         71,024       163,863
   Redemption of Units                                                      (28,801)      (76,840)
                                                                         ----------    ----------
      Net increase (decrease)                                                42,223        87,023
                                                                         ==========    ==========

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        233,001       577,522
   Redemption of Units                                                      (74,384)     (258,599)
                                                                         ----------    ----------
      Net increase (decrease)                                               158,617       318,923
                                                                         ==========    ==========

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
   Issuance of Units                                                        129,667       248,529
   Redemption of Units                                                     (102,403)     (109,865)
                                                                         ----------    ----------
      Net increase (decrease)                                                27,264       138,664
                                                                         ==========    ==========

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
   Issuance of Units                                                         17,855       106,542
   Redemption of Units                                                      (17,967)      (66,343)
                                                                         ----------    ----------
      Net increase (decrease)                                                  (112)       40,199
                                                                         ==========    ==========

GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
   Issuance of Units                                                         30,935        89,291
   Redemption of Units                                                      (28,591)      (94,861)
                                                                         ----------    ----------
      Net increase (decrease)                                                 2,344        (5,570)
                                                                         ==========    ==========

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
   Issuance of Units                                                        331,270     1,225,660
   Redemption of Units                                                   (1,158,710)     (560,206)
                                                                         ----------    ----------
      Net increase (decrease)                                              (827,440)      665,454
                                                                         ==========    ==========

GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
   Issuance of Units                                                        505,196       734,388
   Redemption of Units                                                      (86,226)     (524,026)
                                                                         ----------    ----------
      Net increase (decrease)                                               418,970       210,362
                                                                         ==========    ==========

GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
   Issuance of Units                                                        453,431       214,997
   Redemption of Units                                                     (427,591)     (179,236)
                                                                         ----------    ----------
      Net increase (decrease)                                                25,840        35,761
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
   Issuance of Units                                                      2,082,696     1,738,891
   Redemption of Units                                                   (1,654,018)   (1,485,148)
                                                                         ----------    ----------
      Net increase (decrease)                                               428,678       253,743
                                                                         ==========    ==========

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
   Issuance of Units                                                        110,966       140,135
   Redemption of Units                                                     (101,154)     (124,461)
                                                                         ----------    ----------
      Net increase (decrease)                                                 9,812        15,674
                                                                         ==========    ==========

GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                         42,437       173,382
   Redemption of Units                                                      (66,183)     (303,198)
                                                                         ----------    ----------
      Net increase (decrease)                                               (23,746)     (129,816)
                                                                         ==========    ==========

GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
   Issuance of Units                                                         36,720           180
   Redemption of Units                                                      (36,163)           (2)
                                                                         ----------    ----------
      Net increase (decrease)                                                   557           178
                                                                         ==========    ==========

GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
   Issuance of Units                                                      8,456,018     3,845,827
   Redemption of Units                                                   (4,899,085)   (3,183,794)
                                                                         ----------    ----------
      Net increase (decrease)                                             3,556,933       662,033
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
   Issuance of Units                                                         48,862        70,096
   Redemption of Units                                                      (42,504)      (79,504)
                                                                         ----------    ----------
      Net increase (decrease)                                                 6,358        (9,408)
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
   Issuance of Units                                                        109,591       173,517
   Redemption of Units                                                     (121,926)      (69,516)
                                                                         ----------    ----------
      Net increase (decrease)                                               (12,335)      104,001
                                                                         ==========    ==========

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
   Issuance of Units                                                        171,210       682,957
   Redemption of Units                                                     (780,277)       (5,699)
                                                                         ----------    ----------
      Net increase (decrease)                                              (609,067)      677,258
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
   Issuance of Units                                                         20,749       428,710
   Redemption of Units                                                      (39,424)     (401,290)
                                                                         ----------    ----------
      Net increase (decrease)                                               (18,675)       27,420
                                                                         ==========    ==========

INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
   Issuance of Units                                                         44,016       229,671
   Redemption of Units                                                      (35,180)     (204,544)
                                                                         ----------    ----------
      Net increase (decrease)                                                 8,836        25,127
                                                                         ==========    ==========

INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
   Issuance of Units                                                        196,560           139
   Redemption of Units                                                      (93,607)           (2)
                                                                         ----------    ----------
      Net increase (decrease)                                               102,953           137
                                                                         ==========    ==========

INVESCO V.I. LEISURE FUND SERIES II SHARES
   Issuance of Units                                                          2,188        89,724
   Redemption of Units                                                          (78)      (88,681)
                                                                         ----------    ----------
      Net increase (decrease)                                                 2,110         1,043
                                                                         ==========    ==========

JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        103,126       140,564
   Redemption of Units                                                      (63,396)     (140,347)
                                                                         ----------    ----------
      Net increase (decrease)                                                39,730           217
                                                                         ==========    ==========

JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        118,322       290,281
   Redemption of Units                                                     (137,288)      (58,443)
                                                                         ----------    ----------
      Net increase (decrease)                                               (18,966)      231,838
                                                                         ==========    ==========

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
   Issuance of Units                                                        384,621       358,644
   Redemption of Units                                                     (241,175)     (149,140)
                                                                         ----------    ----------
      Net increase (decrease)                                               143,446       209,504
                                                                         ==========    ==========

MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
   Issuance of Units                                                        153,945       187,048
   Redemption of Units                                                     (104,520)     (178,028)
                                                                         ----------    ----------
      Net increase (decrease)                                                49,425         9,020
                                                                         ==========    ==========

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
MFS(R) UTILITIES SERIES SERVICE CLASS
   Issuance of Units                                                        326,097         3,836
   Redemption of Units                                                      (60,189)          (38)
                                                                         ----------    ----------
      Net increase (decrease)                                               265,908         3,798
                                                                         ==========    ==========

OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
   Issuance of Units                                                        185,500       298,215
   Redemption of Units                                                     (104,400)      (38,672)
                                                                         ----------    ----------
      Net increase (decrease)                                                81,100       259,543
                                                                         ==========    ==========

OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
   Issuance of Units                                                        581,391       542,871
   Redemption of Units                                                     (669,265)     (546,409)
                                                                         ----------    ----------
      Net increase (decrease)                                               (87,874)       (3,538)
                                                                         ==========    ==========

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                        246,372     1,392,640
   Redemption of Units                                                     (774,784)     (358,126)
                                                                         ----------    ----------
      Net increase (decrease)                                              (528,412)    1,034,514
                                                                         ==========    ==========

OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
   Issuance of Units                                                        208,124       768,154
   Redemption of Units                                                     (108,625)     (763,020)
                                                                         ----------    ----------
      Net increase (decrease)                                                99,499         5,134
                                                                         ==========    ==========

OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES (a)
   Issuance of Units                                                        101,930        95,672
   Redemption of Units                                                     (108,192)     (117,215)
                                                                         ----------    ----------
      Net increase (decrease)                                                (6,262)      (21,543)
                                                                         ==========    ==========

PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
   Issuance of Units                                                         63,894        89,712
   Redemption of Units                                                      (11,831)      (26,347)
                                                                         ----------    ----------
      Net increase (decrease)                                                52,063        63,365
                                                                         ==========    ==========

PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
   Issuance of Units                                                        355,652     1,115,077
   Redemption of Units                                                     (472,398)   (1,032,978)
                                                                         ----------    ----------
      Net increase (decrease)                                              (116,746)       82,099
                                                                         ==========    ==========

(a) Name change. See Note 1.


COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------
                                                                            2011          2010
                                                                         ----------    ----------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
   Issuance of Units                                                         84,935       362,974
   Redemption of Units                                                      (78,086)     (276,783)
                                                                         ----------    ----------
      Net increase (decrease)                                                 6,849        86,191
                                                                         ==========    ==========

PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
   Issuance of Units                                                        154,584       177,284
   Redemption of Units                                                     (101,535)      (93,734)
                                                                         ----------    ----------
      Net increase (decrease)                                                53,049        83,550
                                                                         ==========    ==========

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2011 were as follows:

                        INVESTMENT PORTFOLIOS                             PURCHASES      SALES
----------------------------------------------------------------------   ----------   ----------
AllianceBernstein VPS Intermediate Bond Portfolio Class B                $  640,815   $   32,496
AllianceBernstein VPS International Value Portfolio Class B                  70,030       60,722
AllianceBernstein VPS Small Cap Growth Portfolio Class B                    735,750      775,977
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                 329,681      273,601
Fidelity VIP Contrafund(R) Portfolio Service Class 2                        727,757      324,453
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2                 41,056       27,089
Fidelity VIP Equity-Income Portfolio Service Class 2                        111,479       60,924
Fidelity VIP Freedom 2005 Portfolio Service Class 2                             251            8
Fidelity VIP Freedom 2010 Portfolio Service Class 2                             862           30
Fidelity VIP Freedom 2015 Portfolio Service Class 2                          85,488       81,683
Fidelity VIP Freedom 2020 Portfolio Service Class 2                         331,839        9,702
Fidelity VIP Freedom 2025 Portfolio Service Class 2                          41,403          769
Fidelity VIP Freedom 2030 Portfolio Service Class 2                          85,531       85,597
Fidelity VIP Freedom 2035 Portfolio Service Class 2                          50,510        2,488
Fidelity VIP Freedom 2040 Portfolio Service Class 2                          27,700          570
Fidelity VIP Freedom 2045 Portfolio Service Class 2                          18,379          564
Fidelity VIP Freedom 2050 Portfolio Service Class 2                          10,646        3,230
Fidelity VIP Growth Opportunities Portfolio Service Class 2               1,305,928      421,522
Fidelity VIP Index 500 Portfolio Service Class 2                            237,656      212,418
Fidelity VIP Mid Cap Portfolio Service Class 2                              274,019      271,963
Fidelity VIP Overseas Portfolio Service Class 2                              17,051      569,881
Fidelity VIP Strategic Income Portfolio Service Class 2                     807,153      352,418
FT VIP Franklin Income Securities Fund Class 2                            1,119,237      114,062
FT VIP Franklin Small Cap Value Securities Fund Class 2                     281,929      140,200
FT VIP Mutual Global Discovery Securities Fund Class 2                      401,942      104,683
FT VIP Mutual Shares Securities Fund Class 2                                100,413       76,698

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                        INVESTMENT PORTFOLIOS                             PURCHASES      SALES
----------------------------------------------------------------------   ----------   ----------
FT VIP Templeton Growth Securities Fund Class 2                          $   60,004   $    9,621
Goldman Sachs Balanced Strategy Portfolio Class A                           347,370      244,776
Goldman Sachs Equity Growth Strategy Portfolio Class A                       52,044       14,973
Goldman Sachs Growth and Income Strategy Portfolio Class A                  200,378       46,796
Goldman Sachs Growth Strategy Portfolio Class A                             107,729       80,648
Goldman Sachs International Real Estate Securities Fund Class A              11,844       11,892
Goldman Sachs Real Estate Securities Fund Class A                            25,612       22,901
Goldman Sachs Technology Tollkeeper Fund Class A                            291,632    1,277,150
Goldman Sachs VIT Core Fixed Income Fund Service Shares                     558,137       70,614
Goldman Sachs VIT Equity Index Fund Service Shares                          380,240      351,554
Goldman Sachs VIT Government Income Fund Service Shares                   2,128,743    1,575,044
Goldman Sachs VIT Growth Opportunities Fund Service Shares                  120,722      101,408
Goldman Sachs VIT Large Cap Value Fund Service Shares                        12,040       28,863
Goldman Sachs VIT Mid Cap Value Fund Service Shares                          42,528       41,252
Goldman Sachs VIT Money Market Fund Service Shares                        6,554,323    3,150,430
Goldman Sachs VIT Strategic Growth Fund Service Shares                       39,443       33,750
Goldman Sachs VIT Strategic International Equity Fund Service Shares         84,486       90,463
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares           152,927      773,399
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares                  7,852       23,340
Invesco V.I. Core Equity Fund Series II Shares                               27,296       18,719
Invesco V.I. Global Health Care Fund Series II Shares                       158,882       50,311
Invesco V.I. Leisure Fund Series II Shares                                    1,752           63
Janus Aspen Enterprise Portfolio Service Shares                              91,626       48,780
Janus Aspen Forty Portfolio Service Shares                                   98,959      114,902
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares                  340,551      181,008
MFS(R) New Discovery Series Service Class                                   199,580      124,063
MFS(R) Utilities Series Service Class                                       350,552       39,476
Oppenheimer Balanced Fund/VA Service Shares                                 126,060       62,753
Oppenheimer Global Securities Fund/VA Service Shares                        519,279      568,831
Oppenheimer Global Strategic Income Fund/VA Service Shares                  238,184      844,771
Oppenheimer High Income Fund/VA Service Shares                              229,611      118,350
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA Service Shares (a)       83,232       88,051
Pioneer Cullen Value VCT Portfolio Class II                                  49,249        8,171
Pioneer Emerging Markets VCT Portfolio Class II                             249,939      352,627
Pioneer Growth Opportunities VCT Portfolio Class I                           58,990       57,140
Pioneer Mid Cap Value VCT Portfolio Class II                                132,640       82,287

(a)  Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO CLASS B
2011                        752,248    1.270638   1.088364    966,535       2.98      0.75     1.70       4.57        5.59
2010                        282,431    1.215083   1.231754    345,672       2.29      1.30     1.70       7.08        7.51
2009                         37,271    1.136232   1.145694     42,523       0.47      1.30     1.65      16.27       16.68
2008                            501    0.981920   0.981920        492        N/A      1.30     1.30      (6.16)      (6.16)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO CLASS B
2011                        193,441    0.489728   0.497335     95,489       3.78      1.30     1.65     (20.77)     (20.49)
2010                        191,645    0.618125   0.625485    119,156       3.09      1.30     1.65       2.58        2.94
2009                        134,969    0.602603   0.607613     81,654       2.08      1.30     1.65      32.15       32.62
2008                         23,059    0.456895   0.458155     10,539       0.11      1.30     1.50     (53.99)     (53.89)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO CLASS B
2011                        295,426    1.047786   1.066582    312,987        N/A      1.30     1.70       2.43        2.85
2010                        353,323    1.022899   1.037028    363,913        N/A      1.30     1.70      34.27       34.82
2009                         66,371    0.761795   0.769202     50,793        N/A      1.30     1.70      38.90       39.46
2008                          2,506    0.548464   0.551561      1,380        N/A      1.30     1.70     (46.54)     (46.31)
2007                             28    1.027263   1.027263         28        N/A      1.30     1.30       2.73        2.73
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO CLASS B
2011                        196,451    0.934603   0.949110    185,150       0.34      1.30     1.65     (10.13)      (9.81)
2010                        147,574    1.044721   1.052366    154,271       0.51      1.30     1.50      24.69       24.96
2009                        213,786    0.837842   0.842183    179,121       0.07      1.30     1.50      40.53       40.73
2008                          1,813    0.596207   0.598419      1,083       0.13      1.30     1.50     (47.02)     (36.65)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2
2011                        465,581    1.027664   1.034673    480,982       1.30      1.30     1.70      (4.44)      (4.05)
2010                         78,631    1.075398   1.078335     84,743       2.30      1.30     1.70       7.54        7.83
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO SERVICE CLASS 2
2011                         12,734    1.057892   1.064192     13,539       0.18      1.30     1.65      (3.24)      (2.89)
2010                            151    1.094356   1.095912        166        N/A      1.30     1.50       9.44        9.59

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE CLASS 2
2011                         43,444    1.035208   1.048478     45,074       2.54      0.75     1.50      (0.86)      (0.10)
2010                             47    1.044557   1.044557         49       0.90      1.30     1.30       4.46        4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE CLASS 2
2011                            310    1.034235   1.034235        320       3.29      1.30     1.30      (1.39)      (1.39)
2010                             89    1.048723   1.048723         93       1.73      1.30     1.30       4.87        4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE CLASS 2
2011                            960    1.041504   1.041504      1,000       2.92      1.30     1.30      (1.71)      (1.71)
2010                            208    1.059676   1.059676        220       1.88      1.30     1.30       5.97        5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE CLASS 2
2011                         72,886    1.036857   1.050012     75,625       1.44      0.75     1.50      (2.01)      (1.26)
2010                         71,065    1.058096   1.063420     75,199       5.37      0.75     1.50       5.81        6.34
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE CLASS 2
2011                        422,328    1.034565   1.050409    441,004       3.42      0.75     1.65      (2.87)      (1.98)
2010                        123,671    1.065164   1.071666    131,869       2.49      0.75     1.65       6.52        7.17
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE CLASS 2
2011                         60,413    1.031964   1.045134     62,440       2.33      0.75     1.50      (3.81)      (3.08)
2010                         24,329    1.072856   1.078307     26,118       2.03      0.75     1.50       7.29        7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE CLASS 2
2011                        142,173    1.028594   1.041768    146,334       1.66      0.75     1.50      (4.29)      (3.56)
2010                        146,333    1.074674   1.080201    157,322       2.28      0.75     1.50       7.47        8.02
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE CLASS 2
2011                        128,990    1.015670   1.031260    131,405       1.91      0.75     1.65      (5.83)      (4.96)
2010                         85,669    1.079502   1.085130     92,492       3.31      0.75     1.50       7.95        8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE CLASS 2
2011                         36,670    1.018277   1.021782     37,392       2.59      1.30     1.50      (5.74)      (5.55)
2010                         11,942    1.080315   1.081836     12,904       2.58      1.30     1.50       8.03        8.18
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE CLASS 2
2011                         19,113    1.015718   1.019203     19,425       3.50      1.30     1.50      (6.07)      (5.87)
2010                          2,515    1.081303   1.082808      2,721       2.47      1.30     1.50       8.13        8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE CLASS 2
2011                         13,920    1.012078   1.015570     14,136       2.02      1.30     1.50      (6.57)      (6.38)
2010                          8,338    1.084761   1.084761      9,045       1.52      1.30     1.30       8.48        8.48

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO SERVICE CLASS 2
2011                        760,331    1.115411   1.131874    851,281        N/A      0.75     1.65       0.29        1.09
2010                         21,980    1.112236   1.114894     24,476        N/A      1.30     1.65      11.22       11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE CLASS 2
2011                         29,249    1.065992   1.059554     31,102       1.66      1.30     1.50       0.27       (0.35)
2010                            205    1.063086   1.063086        218       0.04      1.50     1.50       6.31        6.31
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2011                        236,917    1.002006   1.338190    240,156       0.02      0.75     1.65     (12.32)     (11.58)
2010                        242,873    1.143694   1.513374    278,190       0.28      0.75     1.50      14.37       27.88
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE CLASS 2
2011                         11,470    0.916611   0.919235     10,515       0.15      1.30     1.50     (18.54)     (18.41)
2010                        481,299    1.125184   1.130972    541,721       2.33      0.75     1.50      12.52       13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO SERVICE CLASS 2
2011                        423,702    1.068725   1.253994    456,328       5.93      0.75     1.65       2.73        3.67
2010                         23,151    1.040298   1.209724     24,109       0.84      0.75     1.65       4.03        8.45
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
FT VIP FRANKLIN INCOME SECURITIES FUND CLASS 2
2011                      1,921,585    1.027324   1.043255  1,993,475       5.20      1.30     1.65       0.69        1.05
2010                        999,168    1.020251   1.032389  1,027,271       5.95      1.30     1.65      10.82       11.21
2009                        490,552    0.920679   0.928341    454,198       4.32      1.30     1.65      33.37       33.84
2008                         17,957    0.690336   0.693611     12,436       4.15      1.30     1.65     (30.82)     (30.58)
2007                          1,474    0.997914   0.999093      1,472        N/A      1.30     1.65      (0.21)      (0.09)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND CLASS 2
2011                        415,052    0.936731   1.456823    392,658       0.68      0.75     1.65      (5.35)      (4.48)
2010                        263,205    0.992507   1.525224    261,907       0.48      0.75     1.50      26.30       27.16
2009                        279,160    0.785830   0.791331    219,524       0.91      1.30     1.50      27.22       27.48
2008                         16,145    0.617698   0.620762      9,990       0.61      1.30     1.50     (34.22)     (33.88)
2007                            464    0.938905   0.938984        436        N/A      1.30     1.50      (6.11)      (6.10)

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND CLASS 2
2011                        666,503    0.912709   0.928376    616,857       2.44      1.30     1.70      (4.61)      (4.22)
2010                        380,213    0.956836   0.969310    367,388       1.42      1.30     1.70      10.06       10.50
2009                        212,549    0.869413   0.877178    186,121       1.47      1.30     1.70      21.23       21.72
2008                         30,121    0.717161   0.720626     21,658       3.16      1.30     1.70     (29.64)     (29.41)
2007                          1,526    1.019405   1.020859      1,556        N/A      1.30     1.65       1.94        2.09
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2011                        226,015    0.804235   0.819034    184,233       2.01      1.30     1.70      (2.73)      (2.33)
2010                        210,205    0.826778   0.838569    175,473       1.87      1.30     1.70       9.31        9.75
2009                         82,982    0.757752   0.764072     63,271       2.40      1.30     1.65      23.97       24.41
2008                         19,769    0.611239   0.614150     12,120       4.05      1.30     1.65     (38.15)     (37.91)
2007                          1,582    0.988216   0.989088      1,563        N/A      1.50     1.65      (1.18)      (1.09)
FT VIP TEMPLETON GROWTH SECURITIES FUND CLASS 2
2011                        179,788    0.706001   0.716955    128,055       1.45      1.30     1.65      (8.51)      (8.18)
2010                        116,869    0.771670   0.780866     90,678       0.77      1.30     1.65       5.62        6.00
2009                         56,040    0.730593   0.736678     41,069       2.61      1.30     1.65      28.94       29.40
2008                         13,064    0.566623   0.569321      7,410       1.56      1.30     1.65     (43.28)     (43.07)
2007                          1,459    0.998926   1.000113      1,458        N/A      1.30     1.65      (0.11)       0.01
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO CLASS A
2011                        783,695    0.959232   1.178528    762,806       1.65      0.75     1.70      (3.55)      (2.62)
2010                        698,676    0.994546   1.210215    701,627       3.26      0.75     1.70       6.62        7.65
2009                        328,261    0.933797   1.124251    308,852       5.23      0.75     1.65      17.96       12.43
2008                         98,026    0.791631   0.795404     77,853       6.11      1.30     1.65     (21.81)     (21.44)
2007                            985    1.012447   1.012447        997       8.26      1.30     1.30       1.24        1.24
GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO CLASS A
2011                        281,310    0.724241   0.735492    206,616       2.34      1.30     1.65      (9.05)      (8.72)
2010                        239,087    0.796297   0.805790    192,385       2.23      1.30     1.65      10.81       11.20
2009                        152,064    0.718636   0.724628    110,145       2.59      1.30     1.65      27.13       27.59
2008                         31,472    0.566365   0.567950     17,865       4.36      1.30     1.50     (43.57)     (43.35)
2007                            991    1.002630   1.002630        993      15.15      1.30     1.30       0.26        0.26

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO CLASS A
2011                      1,103,638    0.858556   0.873832    959,457       2.03      1.30     1.70      (5.10)      (4.72)
2010                        945,021    0.904740   0.917093    863,205       2.73      1.30     1.70       8.24        8.69
2009                        626,098    0.836836   0.843801    526,849       5.38      1.30     1.65      23.79       24.23
2008                         95,494    0.675998   0.679211     64,818       4.53      1.30     1.65     (33.15)     (32.91)
2007                          1,368    1.011150   1.012348      1,385      11.67      1.30     1.65       1.12        1.23
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO CLASS A
2011                        937,481    0.766670   0.778576    725,952       2.26      1.30     1.65      (7.63)      (7.30)
2010                        910,217    0.833851   0.839885    760,997       2.59      1.30     1.50       9.79       10.01
2009                        771,553    0.759846   0.763465    587,028       3.57      1.30     1.50      26.62       26.88
2008                        435,174    0.599860   0.601740    261,222       9.86      1.30     1.50     (40.31)     (40.19)
2007                          1,784    1.005009   1.006034      1,794       9.56      1.30     1.50       0.50        0.60
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND CLASS A
2011                         76,356    0.516804   0.524801     39,897       2.85      1.30     1.65     (20.79)     (20.51)
2010                         76,468    0.652381   0.660195     50,280       8.56      1.30     1.65      10.85       11.26
2009                         36,270    0.588486   0.593393     21,456      42.96      1.30     1.65      31.26       31.73
2008                          2,943    0.449219   0.450449      1,326       0.51      1.30     1.50     (52.85)     (52.76)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2011                         50,001    0.891427   0.899239     44,712       1.43      1.30     1.50       8.17        8.39
2010                         47,657    0.824077   0.829665     39,299       1.72      1.30     1.50      25.16       25.42
2009                         53,226    0.658436   0.661520     35,050       2.03      1.30     1.50      23.26       23.48
2008                          1,521    0.534193   0.535679        812       2.46      1.30     1.50     (41.87)     (41.76)
2007                             67    0.918981   0.918981         62        N/A      1.50     1.50      (8.10)      (8.10)
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND CLASS A
2011                        296,102    1.058992   0.998465    316,881        N/A      0.75     1.70     (14.72)     (13.98)
2010                      1,123,542    1.241837   1.160733  1,406,147        N/A      0.75     1.70      22.16       16.07
2009                        458,089    1.016556   1.025649    467,897        N/A      1.30     1.70      66.40       67.09
2008                            622    0.610942   0.613805        381        N/A      1.30     1.70     (46.40)     (46.22)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2011                        745,344    1.160415   1.205168    872,290       2.49      0.75     1.65       5.20        6.15
2010                        326,374    1.103071   1.116200    362,158       3.48      1.30     1.65       5.41        5.78
2009                        116,012    1.046490   1.055201    121,991       6.90      1.30     1.65      12.79       13.19
2008                          9,843    0.927807   0.932213      9,148       5.13      1.30     1.65     (10.09)      (9.77)
2007                          1,656    1.031942   1.033177      1,709       4.25      1.30     1.65       3.19        3.32
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2011                        129,884    0.863051   1.371580    113,275       1.10      0.75     1.65       0.07        1.03
2010                        104,044    0.862454   0.872732     90,295       1.49      1.30     1.65      13.03       13.43
2009                         68,282    0.763031   0.769390     52,374       3.72      1.30     1.65      24.20       24.64
2008                         12,371    0.614343   0.617274      7,627       4.67      1.30     1.65     (38.32)     (38.02)
2007                             59    0.995958   0.995958         59        N/A      1.65     1.65      (0.40)      (0.40)
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2011                      1,206,359    1.185388   1.136227  1,446,647       1.05      0.75     1.70       4.54        5.50
2010                        777,681    1.133896   1.149412    888,237       1.75      1.30     1.70       3.41        3.83
2009                        523,938    1.097900   1.107042    577,389       3.57      1.30     1.65       4.68        5.06
2008                        431,321    1.050848   1.053752    453,286       4.13      1.30     1.50       1.60        1.81
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2011                        170,494    1.024231   1.053314    176,919        N/A      0.75     1.70      (5.60)      (4.69)
2010                        160,682    1.085026   1.100776    175,865        N/A      1.30     1.70      17.33       17.81
2009                        145,007    0.924715   0.934369    134,920        N/A      1.30     1.70      55.89       56.53
2008                         11,543    0.593210   0.596918      6,869        N/A      1.30     1.70     (41.87)     (41.59)
2007                             14    1.021995   1.021995         14        N/A      1.30     1.30       2.20        2.20
GOLDMAN SACHS VIT LARGE CAP VALUE FUND SERVICE SHARES
2011                        102,111    0.738349   0.744846     76,038       0.91      1.30     1.50      (8.65)      (8.47)
2010                        125,857    0.804192   0.813790    102,198       0.33      1.30     1.65       9.06        9.44
2009                        255,674    0.737406   0.743571    189,811       3.14      1.30     1.65      15.92       16.34
2008                         15,212    0.637410   0.639148      9,718       3.32      1.30     1.50     (35.40)     (35.25)
2007                          5,833    0.986815   0.987135      5,758       2.95      1.30     1.50      (1.32)      (1.29)
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2011                            734    1.002546   1.008521        739       0.03      1.30     1.65      (8.35)      (8.03)
2010                            177    1.095220   1.096564        194       0.42      1.30     1.50       9.52        9.66
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2011                      8,374,712    0.966314   0.981896  8,171,350       0.01      0.75     1.70      (1.70)      (0.74)
2010                      4,817,779    0.982994   0.989184  4,767,457       0.01      0.75     1.70      (1.70)      (0.75)
2009                      4,155,747    0.999947   1.009627  4,174,648       0.12      1.30     1.70      (1.55)      (1.14)
2008                      3,272,062    1.015719   1.021315  3,332,584       1.61      1.30     1.70       0.51        0.93
2007                            357    1.011926   1.011926        362       1.98      1.30     1.30       1.19        1.19
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2011                        179,008    0.879074   1.256205    160,305       0.21      0.75     1.65      (4.47)      (3.58)
2010                        172,650    0.920169   1.302893    160,776       0.18      0.75     1.65       8.67        9.63
2009                        182,059    0.846718   0.853785    155,193       0.42      1.30     1.65      45.07       45.58
2008                         38,043    0.584926   0.586461     22,307        N/A      1.30     1.50     (42.83)     (42.70)
2007                          6,769    1.023063   1.023559      6,928       0.21      1.30     1.50       2.31        2.36
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2011                        153,860    0.623624   1.083020     99,452       3.10      0.75     1.65     (16.57)     (15.79)
2010                        166,195    0.747346   1.286072    125,443       1.89      0.75     1.65       8.26        9.30
2009                         62,194    0.690377   0.696091     43,186       2.67      1.30     1.65      26.26       26.70
2008                         11,860    0.548259   0.549400      6,506      12.81      1.30     1.50     (46.90)     (46.83)
2007                             70    1.033191   1.033191         72       8.97      1.30     1.30       3.32        3.32
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND SERVICE SHARES
2011                         97,061    0.955727   0.970562     93,577       0.25      1.30     1.65      (1.26)      (0.91)
2010                        706,128    0.967889   1.580073    688,089       1.50      0.75     1.65      27.72       28.88
2009                         28,870    0.757820   0.764139     21,964       1.94      1.30     1.65      25.16       25.61
2008                          2,751    0.606641   0.608359      1,673       1.42      1.30     1.50     (35.23)     (35.09)
2007                            325    0.936782   0.937258        305       1.15      1.30     1.50      (6.32)      (6.27)
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2011                         14,120    0.810901   0.816658     11,505       1.05      1.30     1.50       2.34        2.55
2010                         32,795    0.792366   0.796374     26,100       1.51      1.30     1.50      10.91       11.14
2009                          5,376    0.714405   0.716579      3,851       3.07      1.30     1.50      19.18       19.32
2008                          1,470    0.600544   0.600544        883       1.95      1.30     1.30     (38.00)     (38.00)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
INVESCO V.I. CORE EQUITY FUND SERIES II SHARES
2011                        224,774    0.918229   1.023927    208,740       0.76      0.75     1.65      (1.94)      (1.04)
2010                        215,938    0.936393   0.947577    203,657       0.91      1.30     1.65       7.44        7.83
2009                        190,811    0.871523   0.878795    167,342       3.19      1.30     1.65      25.87       26.32
2008                          3,151    0.693802   0.695688      2,188       3.76      1.30     1.50     (31.37)     (31.23)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES II SHARES
2011                        103,090    1.037211   1.040656    107,129        N/A      1.30     1.50       2.16        2.35
2010                            137    1.016744   1.016744        139        N/A      1.30     1.30       1.67        1.67
INVESCO V.I. LEISURE FUND SERIES II SHARES
2011                          5,824    0.776154   0.776154      4,521       0.39      1.30     1.30      (5.28)      (5.28)
2010                          3,714    0.819425   0.819425      3,043       0.09      1.30     1.30      20.11       20.11
2009                          2,671    0.682227   0.682227      1,822       2.40      1.30     1.30      30.75       30.75
2008                            808    0.521780   0.521780        421       1.53      1.30     1.30     (43.92)     (43.92)
2007                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE SHARES
2011                        183,621    1.003446   1.019022    185,988        N/A      1.30     1.65      (3.28)      (2.93)
2010                        143,891    1.037431   1.049803    150,401        N/A      1.30     1.65      23.45       23.89
2009                        143,673    0.840366   0.847374    121,391        N/A      1.30     1.65      42.06       42.57
2008                         13,610    0.594067   0.594372      8,086       0.60      1.30     1.50     (44.52)     (44.52)
2007                             41    1.070946   1.070946         44       0.23      1.50     1.50       7.09        7.09
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2011                        347,721    0.884599   0.945681    311,886       0.25      0.75     1.70      (8.52)      (7.64)
2010                        366,687    0.967033   0.980265    357,804       0.32      1.30     1.70       4.67        5.10
2009                        134,850    0.923894   0.932729    125,494       0.01      1.30     1.70      43.54       44.13
2008                         20,695    0.643656   0.647162     13,361       0.01      1.30     1.70     (45.28)     (45.06)
2007                             12    1.177720   1.177720         14       0.58      1.30     1.30      17.77       17.77
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE SHARES
2011                        554,656    1.000246   1.322692    561,647       0.65      0.75     1.70      (4.63)      (3.71)
2010                        411,210    1.048824   1.062943    435,200       0.63      1.30     1.70      13.40       13.86
2009                        201,706    0.925800   0.933518    188,021       0.49      1.30     1.65      30.73       31.20
2008                         14,682    0.709743   0.711528     10,429       1.75      1.30     1.50     (28.97)     (28.84)
2007                             13    0.999382   1.001880         13       5.70      1.30     1.50      (0.06)       0.19

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2011                         58,444    1.062975   1.543152     63,059        N/A      0.75     1.65     (11.97)     (11.18)
2010                          9,019    1.208254   1.210424     10,908        N/A      1.30     1.50      20.83       21.04
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A
MFS(R) UTILITIES SERIES SERVICE CLASS
2011                        269,705    1.163617   1.170624    315,310       3.59      1.30     1.70       4.69        5.12
2010                          3,797    1.111471   1.113625      4,226        N/A      1.30     1.70      11.15       11.36
OPPENHEIMER BALANCED FUND/VA SERVICE SHARES
2011                        492,203    0.718161   0.730302    358,232       1.89      1.30     1.70      (1.32)      (0.92)
2010                        411,103    0.727796   0.737110    302,284       0.72      1.30     1.70      10.76       11.21
2009                        151,559    0.657071   0.662797    100,369        N/A      1.30     1.70      19.53       20.02
2008                         19,110    0.549612   0.552244     10,548       0.27      1.30     1.70     (44.62)     (44.40)
2007                             29    0.993461   0.993461         28        N/A      1.30     1.30      (0.65)      (0.65)
OPPENHEIMER GLOBAL SECURITIES FUND/VA SERVICE SHARES
2011                        655,108    0.823614   0.991612    546,302       1.06      0.75     1.65     (10.04)      (9.23)
2010                        742,982    0.915509   0.926420    685,703       1.22      1.30     1.65      13.80       14.20
2009                        746,518    0.804521   0.811225    604,182       0.39      1.30     1.65      37.06       37.54
2008                         38,828    0.589142   0.589796     22,890       0.47      1.30     1.50     (41.16)     (41.11)
2007                          3,040    1.001358   1.001458      3,045        N/A      1.30     1.50       0.14        0.15
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA SERVICE SHARES
2011                        574,139    1.142573   1.075232    648,724       2.28      0.75     1.70      (1.06)      (0.11)
2010                      1,102,551    1.154851   1.076371  1,266,630       1.56      0.75     1.70      12.82        7.64
2009                         68,037    1.023608   1.033242     70,166       0.15      1.30     1.70      16.41       16.88
2008                         19,718    0.879255   0.884027     17,409       2.48      1.30     1.70     (15.96)     (15.61)
2007                            208    1.046310   1.046900        217        N/A      1.30     1.65       4.63        4.69
OPPENHEIMER HIGH INCOME FUND/VA SERVICE SHARES
2011                        104,633    1.021736   1.289030    107,718       0.06      0.75     1.50      (4.02)      (3.29)
2010                          5,134    1.064530   1.065943      5,467        N/A      1.30     1.50       6.45        6.59
2009                            N/A         N/A        N/A        N/A        N/A       N/A      N/A        N/A         N/A

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                         AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                       VALUES     VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                       LOWEST     HIGHEST      NET        RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                            UNITS      ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ---------   ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA SERVICE SHARES (a)
2011                        116,196    0.916161   0.924255    106,861       0.44      1.30     1.50      (3.84)      (3.65)
2010                        122,458    0.952758   0.959241    117,010       0.55      1.30     1.50      21.21       21.46
2009                        144,002    0.786012   0.789770    113,275       0.22      1.30     1.50      34.84       35.12
2008                         17,154    0.582903   0.584499     10,020       0.33      1.30     1.50     (38.84)     (38.72)
2007                          2,108    0.953738   0.953738      2,011        N/A      1.30     1.30      (4.63)      (4.63)
PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
2011                        219,227    0.778815   0.786189    172,021       0.72      1.30     1.50      (5.11)      (4.92)
2010                        167,164    0.817120   0.826870    138,013       0.56      1.30     1.65       7.46        7.84
2009                        103,800    0.760416   0.766760     79,558       0.69      1.30     1.65      13.82       14.23
2008                         21,588    0.668980   0.671246     14,489       0.57      1.30     1.50     (33.56)     (33.42)
2007                             49    1.008238   1.008238         50        N/A      1.30     1.30       0.82        0.82
PIONEER EMERGING MARKETS VCT PORTFOLIO CLASS II
2011                        831,000    0.691144   0.856890    580,387        N/A      0.75     1.70     (24.92)     (24.19)
2010                        947,746    0.920484   0.931060    878,933       0.25      1.30     1.70      13.65       14.11
2009                        865,646    0.809944   0.815953    704,588       0.59      1.30     1.70      71.06       71.76
2008                         56,268    0.473484   0.475050     26,717       0.07      1.30     1.70     (58.88)     (58.84)
2007                            848    1.152157   1.154235        979        N/A      1.30     1.50      15.22       15.42
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO CLASS I
2011                        468,239    0.958701   0.976429    454,720        N/A      1.30     1.70      (3.92)      (3.53)
2010                        461,390    0.997867   1.012182    464,976        N/A      1.30     1.70      18.18       18.66
2009                        375,201    0.844366   0.853036    319,185        N/A      1.30     1.70      42.12       42.71
2008                            743    0.594052   0.597747        444        N/A      1.30     1.70     (36.60)     (36.30)
2007                             46    0.938337   0.938337         43        N/A      1.30     1.30      (6.17)      (6.17)
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2011                        251,561    0.834286   0.847252    211,945       0.71      1.30     1.65      (7.40)      (7.07)
2010                        198,512    0.900927   0.911687    180,269       0.92      1.30     1.65      15.95       16.36
2009                        114,961    0.777007   0.783495     89,874       0.64      1.30     1.65      23.19       23.63
2008                          6,257    0.630722   0.633722      3,962       0.83      1.30     1.65     (34.85)     (34.62)
2007                          1,467    0.968078   0.969228      1,422        N/A      1.30     1.65      (3.19)      (3.08)

(a)  Name change. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

                         PART C. OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  FINANCIAL STATEMENTS

             Financial Statements Included in Part A:

             None

             Financial Statements included in Part B:

             Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

             Financial Statements Included in Part C:

             None

        (b)  EXHIBITS

             EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 2, 2007 in Registrant's Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

             EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

             EXHIBIT 3 (a)  Consolidated Underwriting and Administrative
                            Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                       (b) Service Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to the Registration Statement (File Nos. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

                       (c) Service Agreement dated March 13, 2012 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Amendment No. 1 to Selling Agreement dated May 1, 2008 by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is
                            incorporated by reference herein.

                            Selling Agreement by and between Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company and "Broker-Dealer" was previously filed on April 25, 2008 in post-effective No. 1 to the Registration Statement of Separate Account A of Commonwealth Annuity and Life Insurance Company (File Nos. 333-141045/811-22024) and is incorporated by reference herein.

                       (d) Expense sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc. was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             EXHIBIT 4 (a)  Policy (Form No. 3040-09) was previously filed on
                            June 12, 2009 in Registrant's Pre-Effective
                            Amendment No. 1 (Registration Statement No.
                            33-157121/811-22024), and is incorporated by
                            reference herein.

                       (b) Texas Optional Retirement Program Rider (4010-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos.
                            333-141045/811-22024), and is incorporated by
                            reference herein.

                       (c) Qualified Plan Rider (4018-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is
                            incorporated by reference herein.

                       (d) 457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                            333-141045/811-22024), and is incorporated by
                            reference herein.

                       (e) IRA Rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                            333-141045/811-22024), and is incorporated by
                            reference herein.

                       (f) Simple IRA Rider (4015-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                            333-141045/811-22024), and is incorporated by
                            reference herein.

                       (g) Roth IRA Rider (4016-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                            333-141045/811-22024), and is incorporated by
                            reference herein.

                       (h) Tax Sheltered Annuity (TSA) Endorsement (4012-09) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein.

                       (i) Amendatory Endorsement 4029-10 (Assignment and Ownership provisions) was previously filed on February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

             EXHIBIT 5 Application (Form No. HN 404) was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is
                            incorporated by reference herein.

             EXHIBIT 6 Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 was previously filed on March 2, 2007 in the Registrant's Initial Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

             EXHIBIT 7 (a)  Amendment No. 1 and Reinsurance Agreement between
                            Columbia Capital Life Reinsurance Company and Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed April 25, 2008 in Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293) of Separate Account VA-K of Commonwealth Annuity and Life Insurance Company, and is incorporated by reference herein.

                       (b) Coinsurance and modified Coinsurance Agreement by and between Commonwealth Annuity and Life Insurance Company and Arrow Capital Reinsurance Company, Limited, dated December 24, 2009 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33/39702/811-06293), and is incorporated by reference herewith.

             EXHIBIT 8 (a)  Assignment and Assumption of the Third Party
                            Administrator  Agreement and Related Work
                            Assignments dated October 1, 2009 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by
                            reference herein.   Third Party Agreement (TPA)
                            between Security Benefit Life Insurance Co,
                            Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                       (b)  Directors' Powers of Attorney are filed herewith.

                       (c) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein.

                       (d) Form of Goldman Sachs Trust (the "Trust") Service Agreement will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 6 (Registration Statement No.
                            333-141019/811-22024), and is incorporated by
                            reference herein.

                       (e) Amendment to Work Assignment dated March 6, 2012 will be filed in April of 2012 in Registrant's Post-Effective Amendment No. 33 (Registration Statement No. 33-39702/811-06293), and is
                            incorporated by reference herein.  Work
                            Assignment between Security Benefit Life
                            Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             EXHIBIT 9 Opinion of Counsel was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                            333-141019/811-22024), and is incorporated by
                            reference herein.

             EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

             EXHIBIT 11     None.

             EXHIBIT 12     None.

             EXHIBIT 13(a) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company Amendment No. 2 dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and
                            is incorporated by reference herein. Amendment No. 1 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. The Amended and Restated Participation Agreement with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement File Nos. 333-141019/811-22024, and is
                            incorporated by reference herein.

                       (b) Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is
                            incorporated by reference herein.    Amendment
                            No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein. Amended and Restated
                            Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.

                       (c)  Amendment dated April 12, 2011 to the
                            Participation Agreement was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Amendment No. 1 to the Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and
                            is incorporated by reference herein.
                            Participation Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and
                            is incorporated by reference herein.

                       (d)  Amendment dated August 1, 2007 to the
                            Participation Agreement with Janus Aspen Series was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and
                            is incorporated by reference herein. Amendment dated February 25, 2000 to the Participation Agreement with Janus Aspen Series was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus Aspen Series was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                       (e) Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by
                            reference herein.    Form of Amendment dated June
                            1, 2009 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                       (f) Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and is incorporated by reference herein. Form of Amendment dated April 30, 2010 to Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company dated May 1, 2000 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Registrant's Pre-Effective Amendment No. 1 (Registration

                            Statement No. 33-157121/811-22024), and is
                            incorporated by reference herein.

                            Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company as amended May 1, 2002 was previously filed on April 28, 2009 in Post-Effective Amendment No. 29 to Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                            Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. The Amended and Restated Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 to Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                       (g)  Amendment No. 2 dated April 30, 2010 and
                            Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by reference herein. Form of Amendment 10 dated April 30, 2010 to the AIM Participation Agreement dated July 27, 1998 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M
                            Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated August 1, 2007 to the AIM Participation Agreement was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                       (h) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 were previously filed on April 29, 2011 in Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-06293), and are incorporated by
                            reference herein.    Form of Amendment 1 dated
                            April 30, 2010 to Amended and Restated
                            Participation Agreement among Commonwealth
                            Annuity and Life Insurance Company,
                            AllianceBernstein L.P. and AllianceBernstein
                            Investments, Inc. dated as of August 1, 2007 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                       (i)  Amendment 1 dated April 30, 2010 to the
                            Participation Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 4 (Registration Statement No.
                            33-141019/811-22024), and is incorporated by
                            reference herein. Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024), and
                            is incorporated by reference herein.

                       (j) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             The principal business address of most of the following Directors and Officers* is:
             200 West Street
             New York, NY 10282-2198.

             The principal business address of the other following Directors and Officers is:
             132 Turnpike Road, Suite 210
             Southborough, MA 01772.

                  DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

Allan Levine*                    Chairman of the Board of Directors
Manda J. D'Agata*                Director, Vice President and Treasurer
Kathleen M. Redgate*             Director
Michael S. Rotter*               Director (Vice Chairman)
Nicholas Helmuth von Moltke*     Director, President and Chief Executive Officer
Gilles M. Dellaert*              Vice President and Co-Chief Risk Officer
John J. Fowler                   Senior Vice President and Chief Financial Officer
Jane S. Grosso                   Vice President and Controller
Jonathan Hecht*                  Vice President & Chief Actuary
Kim Lee*                         Vice President & Co-Chief Risk Officer
Kevin F. Leavey                  Vice President and Product Actuary
Justin MacNeil                   Vice President - Tax
Samuel Ramos*                    Vice President & Assistant Corporate Secretary
Jason M. Roach                   Vice President-Operations
Scott D. Silverman               Senior Vice President, General Counsel and Corporate Secretary
Sheila B. St. Hilaire            Vice President-Legal and Assistant Secretary
Joel Volcy                       Senior Vice President and Chief Operating Officer
Margot K. Wallin                 Vice President, Special Investigative Officer & Chief Compliance Officer
Robert E. Winawer                Vice President -Risk


ITEM 26.     PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                  THE GOLDMAN SACHS GROUP, INC.

    THE GOLDMAN SACHS GROUP, INC. 2011 FR Y-6 ORGANIZATION CHART (SECTION 2a)

ROW                                                                     NAICS CODES/                         STATE/
ID   DEPTH LEGAL ENTITY NAME                                            DESCRIPTION            CITY          PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2    2       77 WATER STREET MANAGEMENT CO. LLC                         561110 - Office        Wilmington    DE       UNITED STATES
                                                                        administration
                                                                        services
3    2       986 E 181ST ST LIHTC LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4    2       ARCHON GEN-PAR, INC.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
5    3         ARCHON GROUP, L.P.                                       541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
6    4           AGCH GEN-PAR, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
8    6               GS CANADA SPECIALTY LENDING COMPANY                525990 - Other         Halifax                CANADA
                                                                        Financial Vehicles
9    4           ARCHON ACQUISITION, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
12   5             ARCAP JPMC2000FL1, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             525990 - Other         Mexico City            MEXICO
                     LIMITADA                                           Financial Vehicles
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
19   4           ARCHON THAILAND, LLC                                   525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
20   4           ARCHON/PPM, L.L.C.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
21   4           AVELO MORTGAGE, L.L.C.                                 522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
22   4           AWH ARCHON GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  522390 - Other         Irving        TX       UNITED STATES
                                                                        Activities Related
                                                                        to Credit
                                                                        Intermediation
25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other         Mexico City            MEXICO
                                                                        Financial Vehicles
27   4           GSSLG GEN-PAR, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
29   2       ARCHON GROUP, L.P.                                         541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
30   2       ARCHON INTERNATIONAL, INC.                                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     522110 -               Hof                    GERMANY
                                                                        Commercial Banking
32   3         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
33   4           GSW IMMOBILIEN AG                                      531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
34   3         ARCHON GROUP ITALIA, S.R.L.                              523999 -               Milan                  ITALY (OTHER)
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial
                                                                        Investment
                                                                        Activities
38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
41   4           ARROW CORPORATE MEMBER LIMITED                         524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
42   2       ARROW REINSURANCE COMPANY, LIMITED                         524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
43   2       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
44   3         AUGUSTA, L.P.                                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
45   2       BIRCHFIELD ESTATES LTD                                     531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
48   3         BRIDGE STREET 2011, L.P.                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
51   2       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
52   2       BRIDGE STREET FUND 1996, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
53   2       BRIDGE STREET FUND 1999, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
54   3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
55   2       BRIDGE STREET FUND 2000, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
56   3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
57   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
63   4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
66   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
68   2       BRIDGEWATER ODC, LLC                                       531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   525990 - Other         Beijing                CHINA, PEOPLES
                 MANAGEMENT CO., LTD.                                   Financial Vehicles                            REPUBLIC OF
71   2       CHX Holdings, Inc.                                         551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
72   3         CHICAGO STOCK EXCHANGE, INC.                             523210 -               Chicago       IL       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
74   3         CIP 2011 PARTNERS, L.P.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
75   3         CIP 2011-A PARTNERS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers
79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers

                                                                        TOTAL      TOTAL
                                                                        VOTING     NON-VOTING
ROW                                                                     PERCENTAGE PERCENTAGE
ID   DEPTH LEGAL ENTITY NAME                                            HELD       HELD        COMMENTS
---------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                N/A        N/A         Top Entity



2    2       77 WATER STREET MANAGEMENT CO. LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3    2       986 E 181ST ST LIHTC LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4    2       ARCHON GEN-PAR, INC.                                       100        N/A

5    3         ARCHON GROUP, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.



6    4           AGCH GEN-PAR, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
8    6               GS CANADA SPECIALTY LENDING COMPANY                100        N/A

9    4           ARCHON ACQUISITION, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
12   5             ARCAP JPMC2000FL1, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             N/A        N/A         The direct holder is a
                     LIMITADA                                                                  Managing Member.
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            100        N/A

17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
19   4           ARCHON THAILAND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
20   4           ARCHON/PPM, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
21   4           AVELO MORTGAGE, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
22   4           AWH ARCHON GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
27   4           GSSLG GEN-PAR, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
29   2       ARCHON GROUP, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



30   2       ARCHON INTERNATIONAL, INC.                                 100        N/A


31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     100        N/A

32   3         ARCHON GROUP DEUTSCHLAND GMBH                            100        N/A

33   4           GSW IMMOBILIEN AG                                      50         N/A


34   3         ARCHON GROUP ITALIA, S.R.L.                              100        N/A




35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    100        N/A

36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL


38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 100        N/A


39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      100        N/A


41   4           ARROW CORPORATE MEMBER LIMITED                         100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
42   2       ARROW REINSURANCE COMPANY, LIMITED                         100        N/A


43   2       AUGUSTA ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
44   3         AUGUSTA, L.P.                                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
45   2       BIRCHFIELD ESTATES LTD                                     100        N/A



46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        N/A        32


47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
48   3         BRIDGE STREET 2011, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 100        N/A

50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
51   2       BRIDGE STREET ASIA FUND, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
52   2       BRIDGE STREET FUND 1996, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
53   2       BRIDGE STREET FUND 1999, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
54   3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
55   2       BRIDGE STREET FUND 2000, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
56   3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
57   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
63   4           WH13/TWENTY-FOUR B.V.                                  100        N/A

64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
66   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
68   2       BRIDGEWATER ODC, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   100        N/A
                 MANAGEMENT CO., LTD.
71   2       CHX Holdings, Inc.                                         26         N/A


72   3         CHICAGO STOCK EXCHANGE, INC.                             100        N/A


73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

74   3         CIP 2011 PARTNERS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

75   3         CIP 2011-A PARTNERS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  100        N/A


77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  100        N/A


79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 CORE FIXED INCOME FUND                                 Investment Funds
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 EQUITY INDEX FUND                                      Investment Funds
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 GOVERNMENT INCOME FUND                                 Investment Funds
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 GROWTH OPPORTUNITIES FUND                              Investment Funds
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 MID CAP VALUE FUND                                     Investment Funds
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 MONEY MARKET FUND                                      Investment Funds
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC GROWTH FUND                                  Investment Funds
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC INTERNATIONAL EQUITY FUND                    Investment Funds
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 STRUCTURED U.S. EQUITY FUND                            Investment Funds
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
92   2       DIRECT EDGE HOLDINGS LLC                                   551112 - Offices       Jersey City   NJ       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
93   3         DIRECT EDGE ECN LLC                                      523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
94   3         DIRECT EDGE, INC.                                        523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
95   4           EDGA EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
96   4           EDGX EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
97   2       EASTPORT CAPITAL CORP.                                     524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
98   3         EPF FINANCIAL, LLC                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
99   2       ELQ HOLDINGS (DEL) LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
100  3         ELQ HOLDINGS (UK) LTD                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
101  4           ELQ INVESTORS II LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
102  5             VESTRA WEALTH LLP                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
103  6               VESTRA ASSET MANAGEMENT LTD.                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
104  6               VESTRA CAPITAL LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
105  6               VESTRA INVESTMENTS LTD                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
106  6               VESTRA NOMINEES LIMITED                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
107  6               VESTRA SOLUTIONS LIMITED                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
108  6               VESTRA WEALTH (JERSEY) LIMITED                     525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
110  6               VESTRA WEALTH LIMITED                              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
111  4           ELQ INVESTORS III LTD                                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
112  2       EPOCH SECURITIES, INC.                                     523110 -               Southborough  MA       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
113  2       EQUILEND HOLDINGS LLC                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
114  3         EQUILEND CANADA CORP.                                    523120 -               Ontario                CANADA
                                                                        Securities
                                                                        Brokerage
115  3         EQUILEND EUROPE LIMITED                                  523120 -               London                 UNITED KINGDOM
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
116  3         EQUILEND LLC                                             523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
117  2       ESSENT GROUP LTD.                                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
118  3         ESSENT REINSURANCE LTD.                                  524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
119  3         ESSENT US HOLDINGS, INC.                                 551112 - Offices       Radnor        PA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
120  4           CUW SOLUTIONS, LLC                                     525990 - Other         Radnor        PA       UNITED STATES
                                                                        Financial Vehicles
121  4           ESSENT GUARANTY OF PA, INC.                            524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
122  4           ESSENT GUARANTY, INC.                                  524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
123  5               ESSENT SOLUTIONS, LLC                              561499 - All Other     Radnor        PA       UNITED STATES
                                                                        Business Support
                                                                        Services
124  2       FBDC ADVISORS OFFSHORE, INC.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
126  3         FBDC INVESTORS OFFSHORE, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
129  2       FEDERAL BOULEVARD, L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
131  2       FREEDOMPAY, INC.                                           525990 - Other         Newtown       PA       UNITED STATES
                                                                        Financial Vehicles     Square
132  2       GCN CE HOLDINGS CORPORATION                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
133  2       GOLDMAN SACHS (AO) L.L.C.                                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
136  4           GOLDMAN SACHS (ASIA) FINANCE                           523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             523110 -               George Town            CAYMAN ISLANDS
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
139  4           GOLDMAN SACHS (ASIA) L.L.C.                            523110 -               Central                HONG KONG
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             523110 -               Beijing                CHINA, PEOPLES
                     LIMITED                                            Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                523120 -               Hong Kong              HONG KONG
                                                                        Securities
                                                                        Brokerage
142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
143  5             KPL FUNDING LIMITED                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         523110 -               Federal                MALAYSIA
                                                                        Investment Banking     Territory of           (OTHER)
                                                                        and Securities         Labuan
                                                                        Dealing
145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        551112 - Offices       Singapore              SINGAPORE
                                                                        of Other Holding
                                                                        Companies
146  5             GOLDMAN SACHS (SINGAPORE) PTE                        523110 -               Singapore              SINGAPORE
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
147  5             GOLDMAN SACHS FUTURES PTE LTD                        523999 -               Singapore              SINGAPORE
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          523110 -               Singapore              SINGAPORE
                     PTE. LTD.                                          Investment Banking
                                                                        and Securities
                                                                        Dealing
149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          551114 -               Singapore              SINGAPORE
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   523130 - Commodity     Singapore              SINGAPORE
                                                                        Contracts Dealing
151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   523140 - Commodity     Central                HONG KONG
                                                                        Contracts Brokerage
152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     523110 -               Kuala Lumpur           MALAYSIA
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
154  3         ELBE FUNDING LIMITED                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
155  4           RHYS TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
156  5             SAPIEN LIMITED                                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
157  6               SARGASSO LIMITED                                   525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
159  4           BEESTON INVESTMENTS LIMITED                            523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
162  3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            100        N/A


81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         100        N/A


82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 CORE FIXED INCOME FUND
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 EQUITY INDEX FUND
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GOVERNMENT INCOME FUND
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GROWTH OPPORTUNITIES FUND
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   13         N/A
                 MID CAP VALUE FUND
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 MONEY MARKET FUND
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   61         N/A
                 STRATEGIC GROWTH FUND
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   46         N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   24         N/A
                 STRUCTURED U.S. EQUITY FUND
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           100        N/A

92   2       DIRECT EDGE HOLDINGS LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

93   3         DIRECT EDGE ECN LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

94   3         DIRECT EDGE, INC.                                        100        N/A


95   4           EDGA EXCHANGE, INC.                                    100        N/A


96   4           EDGX EXCHANGE, INC.                                    100        N/A


97   2       EASTPORT CAPITAL CORP.                                     100        N/A


98   3         EPF FINANCIAL, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

99   2       ELQ HOLDINGS (DEL) LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
100  3         ELQ HOLDINGS (UK) LTD                                    100        100

101  4           ELQ INVESTORS II LTD                                   100        N/A

102  5             VESTRA WEALTH LLP                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
103  6               VESTRA ASSET MANAGEMENT LTD.                       100        N/A

104  6               VESTRA CAPITAL LIMITED                             100        N/A

105  6               VESTRA INVESTMENTS LTD                             100        N/A

106  6               VESTRA NOMINEES LIMITED                            100        N/A

107  6               VESTRA SOLUTIONS LIMITED                           100        N/A

108  6               VESTRA WEALTH (JERSEY) LIMITED                     100        N/A

109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            100        N/A

110  6               VESTRA WEALTH LIMITED                              100        N/A

111  4           ELQ INVESTORS III LTD                                  100        N/A

112  2       EPOCH SECURITIES, INC.                                     100        N/A



113  2       EQUILEND HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

114  3         EQUILEND CANADA CORP.                                    100        N/A


115  3         EQUILEND EUROPE LIMITED                                  100        N/A


116  3         EQUILEND LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

117  2       ESSENT GROUP LTD.                                          28         N/A


118  3         ESSENT REINSURANCE LTD.                                  100        N/A


119  3         ESSENT US HOLDINGS, INC.                                 100        N/A


120  4           CUW SOLUTIONS, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
121  4           ESSENT GUARANTY OF PA, INC.                            100        N/A



122  4           ESSENT GUARANTY, INC.                                  100        N/A



123  5               ESSENT SOLUTIONS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

124  2       FBDC ADVISORS OFFSHORE, INC.                               100        N/A

125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
126  3         FBDC INVESTORS OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
129  2       FEDERAL BOULEVARD, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          20         N/A

131  2       FREEDOMPAY, INC.                                           32         N/A

132  2       GCN CE HOLDINGS CORPORATION                                100        N/A

133  2       GOLDMAN SACHS (AO) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               100        N/A


136  4           GOLDMAN SACHS (ASIA) FINANCE                           100        N/A



137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             100        N/A
                     LIMITED


138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             100        N/A
                     LIMITED


139  4           GOLDMAN SACHS (ASIA) L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             N/A        N/A         The direct holder is a
                     LIMITED                                                                   Non-Managing Member.


141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                100        N/A


142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              100        N/A

143  5             KPL FUNDING LIMITED                                  100        N/A

144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         100        N/A



145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        100        N/A


146  5             GOLDMAN SACHS (SINGAPORE) PTE                        79         N/A



147  5             GOLDMAN SACHS FUTURES PTE LTD                        100        N/A




148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          100        N/A
                     PTE. LTD.


149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          100        N/A




150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   100        N/A

151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   100        N/A

152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     100        N/A



153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     100        N/A


154  3         ELBE FUNDING LIMITED                                     100        N/A

155  4           RHYS TRUST                                             N/A        N/A         The direct holder is a
                                                                                               Trustee.

156  5             SAPIEN LIMITED                                       100        N/A

157  6               SARGASSO LIMITED                                   100        N/A

158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

159  4           BEESTON INVESTMENTS LIMITED                            100        N/A



160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    100        N/A

162  3         GOLDMAN SACHS AG                                         100        N/A

163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 100        N/A


164  5             Goldman Sachs Gives gemeinnutzige GmbH               523991 - Trust,        Frankfurt am           GERMANY
                                                                        Fiduciary, and         Main
                                                                        Custody Activities
165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
166  5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
168  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
169  6               GS 2000-I, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
170  7                   GOLDMAN SACHS 1, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
171  7                   GOLDMAN SACHS 5, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
172  6               GSCP 2000 GMBH CCH HOLDING I                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              525990 - Other         Wilmington    DE       UNITED STATES
                         CORP.                                          Financial Vehicles
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
176  6               GSCP 2000 GMBH CCH HOLDING II                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
182  6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
183  7                 Nybrojarl New1 AB                                525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
184  8                   AHLSELL AB (PUBL)                              525990 - Other         Mumbai                 INDIA (OTHER)
                                                                        Financial Vehicles
185  9                     Nybrojarl New3 AB                            525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
186  10                      NYBROJARL HOLDING AB                       525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
187  11                          NYBROJARL INVEST AB                    525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
188  12                            Ahlsell Group AB                     525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
189  6               ARAMARK HOLDINGS CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
190  6               ATHENA PIKCO LUX S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
191  7                 PRYSMIAN (LUX) S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
192  6               DEJAKOO CAYMAN I CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
193  7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
194  6               EDUCATION MANAGEMENT CORPORATION                   525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
195  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
197  7                 GOLDMAN SACHS 1, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
198  7                 GOLDMAN SACHS 2, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
199  7                 GOLDMAN SACHS 3, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
200  7                 GOLDMAN SACHS 4, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
201  7                 GOLDMAN SACHS 5, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
202  6               GRE OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
203  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
204  8                   OCNS CAYMAN, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
205  6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
206  6               GSCP V EDMC GP, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
207  7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
208  8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
209  6               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
215  8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
216  6               GSCP V GMBH KNIGHT HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
218  6               MULBERRY HOLDINGS I, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
219  7                 HEALTHMARKETS, INC.                              524114 - Direct        North         TX       UNITED STATES
                                                                        Health and Medical     Richland Hills
                                                                        Insurance Carriers
220  6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
221  6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
222  7                 MEDIANNUAIRE HOLDING                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
223  6               SUNGARD CAPITAL CORP.                              51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
224  7                 SUNGARD CAPITAL CORP. II                         51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
225  6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
226  6               UES OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
227  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             525990 - Other         Berlin                 GERMANY
                   PARTNERSHIP                                          Financial Vehicles
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          525990 - Other         Frankfurt am           GERMANY
                     PARTNERSHIP                                        Financial Vehicles     Main
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
234  3         HILLTOP INVESTMENTS LIMITED                              523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
235  3         LORRAINE FUNDING LIMITED                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
236  4           CHILTERN TRUST                                         523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
237  2       GOLDMAN SACHS (CHINA) L.L.C.                               551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    523930 -               Madrid                 SPAIN
                                                                        Investment Advice
240  2       GOLDMAN SACHS (UK) L.L.C.                                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
243  4           AMAGANSETT FINANCING LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
244  4           FLEET TRADE & TRANSPORT LIMITED                        523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
245  4           GOLDMAN SACHS (MONACO) S.A.M.                          523930 -               Monaco                 MONACO
                                                                        Investment Advice
246  4           GOLDMAN SACHS (RUSSIA)                                 523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

164  5             Goldman Sachs Gives gemeinnutzige GmbH               100        N/A


165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  100        N/A

166  5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           Limited Partner.
168  6               FS Invest S.a r.l.                                 44         N/A

169  6               GS 2000-I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
170  7                   GOLDMAN SACHS 1, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
171  7                   GOLDMAN SACHS 5, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
172  6               GSCP 2000 GMBH CCH HOLDING I                       100        N/A

173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              100        N/A
                         CORP.
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

176  6               GSCP 2000 GMBH CCH HOLDING II                      100        N/A

177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                100        N/A

179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      100        N/A

180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           General Partner.
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
182  6               ALCHEMY HOLDING S.A.R.L.                           99         96

183  7                 Nybrojarl New1 AB                                100        N/A

184  8                   AHLSELL AB (PUBL)                              100        N/A

185  9                     Nybrojarl New3 AB                            100        N/A

186  10                      NYBROJARL HOLDING AB                       100        N/A

187  11                          NYBROJARL INVEST AB                    100        N/A

188  12                            Ahlsell Group AB                     100        N/A

189  6               ARAMARK HOLDINGS CORPORATION                       20         N/A

190  6               ATHENA PIKCO LUX S.A R.L.                          100        N/A

191  7                 PRYSMIAN (LUX) S.A R.L.                          100        N/A

192  6               DEJAKOO CAYMAN I CORP.                             100        N/A

193  7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
194  6               EDUCATION MANAGEMENT CORPORATION                   42         N/A

195  6               FS Invest S.a r.l.                                 44         N/A

196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
197  7                 GOLDMAN SACHS 1, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
198  7                 GOLDMAN SACHS 2, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
199  7                 GOLDMAN SACHS 3, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
200  7                 GOLDMAN SACHS 4, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
201  7                 GOLDMAN SACHS 5, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
202  6               GRE OCNS HOLDINGS                                  100        N/A

203  7                 OCNS CAYMAN GP                                   70         N/A

204  8                   OCNS CAYMAN, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
205  6               GS Lux Management Services S.a r.l.                100        N/A

206  6               GSCP V EDMC GP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
207  7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
208  8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

209  6               GSCP V EDMC HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             100        N/A

211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               100        N/A

214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
215  8                   Kinder Morgan Holdco LLC                       25         N/A

216  6               GSCP V GMBH KNIGHT HOLDINGS                        100        N/A

217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
218  6               MULBERRY HOLDINGS I, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
219  7                 HEALTHMARKETS, INC.                              20         N/A


220  6               PVF HOLDINGS LLC                                   63         N/A

221  6               SEVRES II S.A.R.L.                                 73         73

222  7                 MEDIANNUAIRE HOLDING                             29         N/A

223  6               SUNGARD CAPITAL CORP.                              10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


224  7                 SUNGARD CAPITAL CORP. II                         100        N/A



225  6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

226  6               UES OCNS HOLDINGS                                  99         N/A

227  7                 OCNS CAYMAN GP                                   70         N/A

228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             N/A        N/A         The direct holder is a
                   PARTNERSHIP                                                                 Managing Member.
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          N/A        N/A         The direct holder is a
                     PARTNERSHIP                                                               General Partner.
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 100        N/A



233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                100        N/A




234  3         HILLTOP INVESTMENTS LIMITED                              100        N/A



235  3         LORRAINE FUNDING LIMITED                                 100        N/A

236  4           CHILTERN TRUST                                         N/A        N/A         The direct holder is a
                                                                                               Trustee.

237  2       GOLDMAN SACHS (CHINA) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           100        N/A

239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    100        N/A

240  2       GOLDMAN SACHS (UK) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          100        N/A

242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
243  4           AMAGANSETT FINANCING LIMITED                           100        N/A

244  4           FLEET TRADE & TRANSPORT LIMITED                        100        N/A

245  4           GOLDMAN SACHS (MONACO) S.A.M.                          99         N/A

246  4           GOLDMAN SACHS (RUSSIA)                                 99         N/A



247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          525990 - Other         Dublin                 IRELAND
                     (IRELAND) LIMITED                                  Financial Vehicles


249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       525910 - Open-End      Dublin                 IRELAND
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)          Investment Funds


254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            525910 - Open-End      Dublin                 IRELAND
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL   Investment Funds
                       FUNDS II PLC)

260  6               CCIF LOANS LIMITED                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        525910 - Open-End      Luxembourg             LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)     Investment Funds


265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            525910 - Open-End      Dublin                 IRELAND
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)   Investment Funds


266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC          Investment Funds


269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)      Investment Funds


270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           525910 - Open-End      Dublin                 IRELAND
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS PLC)

278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL     Investment Funds
                     FUNDS PLC)

282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          525910 - Open-End      Dublin                 IRELAND
                     PLUS                                               Investment Funds


286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   525910 - Open-End      Luxembourg             LUXEMBOURG
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS       Investment Funds
                     FUNDS)

289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS) Investment Funds


290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A        Investment Funds
                     SUBFUND OF GOLDMAN SACHS FUNDS)

293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS     Investment Funds
                     FUNDS)

295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       525910 - Open-End      Dublin                 IRELAND
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND      Investment Funds


304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)    Investment Funds


306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)           Investment Funds


310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            525910 - Open-End      Dublin                 IRELAND
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL     Investment Funds
                     CURRENCY FUNDS PLC)

321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             525910 - Open-End      Dublin                 IRELAND
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS    Investment Funds
                     FUNDS, PLC)

326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)    Investment Funds


328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY       525910 - Open-End      Chicago       IL       UNITED STATES
                     FUND                                               Investment Funds
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          N/A        N/A         The direct holder has
                     (IRELAND) LIMITED                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        10         N/A

255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            N/A        N/A         The direct holder has
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                          Control through a
                       FUNDS II PLC)                                                           Management Agreement or
                                                                                               other arrangements.
260  6               CCIF LOANS LIMITED                                 100        N/A

261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        N/A        N/A         The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            N/A        N/A         The direct holder has
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             N/A        N/A         The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           N/A        N/A         The direct holder has
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                           Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          N/A        N/A         The direct holder has
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          N/A        N/A         The direct holder has
                     PLUS                                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   N/A        N/A         The direct holder has
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                              Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       N/A        N/A         The direct holder has
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A                               Control through a
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Management Agreement or
                                                                                               other arrangements.
293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               N/A        N/A         The direct holder has
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS                            Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       N/A        N/A         The direct holder has
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            N/A        N/A         The direct holder has
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL                            Control through a
                     CURRENCY FUNDS PLC)                                                       Management Agreement or
                                                                                               other arrangements.
321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             N/A        N/A         The direct holder has
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS                           Control through a
                     FUNDS, PLC)                                                               Management Agreement or
                                                                                               other arrangements.
326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         N/A        N/A         The direct holder has
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY
                     FUND
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     100        N/A


332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)       Investment Funds


334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 525910 - Open-End      Dublin                 IRELAND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL      Investment Funds
                     FUNDS)

336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC           Investment Funds


344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)       Investment Funds


345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


349  5             GSAMI China Equity Portfolio (a sub-fund of          525910 - Open-End      Dublin                 IRELAND
                     GSAMI China Funds, Public Limited Company)         Investment Funds


350  5             Goldman Sachs Brazil Equity Portfolio (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     Subfund of Goldman Sachs Funds)                    Investment Funds


351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
353  5             DUNVEGAN INVESTMENTS, LTD.                           523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
354  5             FORRES LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
355  6               FORRES INVESTMENTS LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                     LIMITED                                            Management
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                       LIMITED                                          Management
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               523920 - Portfolio     Ebene                  MAURITIUS
                         MAURITIUS LTD.                                 Management
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
361  5             GOLDMAN SACHS INTERNATIONAL                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
362  6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
363  6               AVK Rohr Limited                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


364  6               DUNVEGAN INVESTMENTS, LTD.                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


366  6               GOLDMAN SACHS (JERSEY) LIMITED                     523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
368  6               GOLDMAN SACHS EUROPE LIMITED                       523930 -               Saint Helier           JERSEY
                                                                        Investment Advice
369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


370  7                 COOLMORE SPMA LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
371  8                   MA COOLMORE LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
372  9                     COOLMORE TRADING LIMITED                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         CONVERTIBLE ARBITRAGE LIMITED                  Financial Vehicles
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EQUITY HEDGE LIMITED                           Financial Vehicles
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EVENT DRIVEN LIMITED                           Financial Vehicles
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         MACRO LIMITED                                  Financial Vehicles
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         RELATIVE VALUE LIMITED                         Financial Vehicles
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       DYNAMO-J11 V12 PORTFOLIO                         Investment Funds


382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GLOBAL TRACKER PORTFOLIO                         Investment Funds


383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER Investment Funds
                       JPY STRATEGY PORTFOLIO

384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO             Investment Funds


385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI LIGHT ENERGY PORTFOLIO                  Investment Funds


386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO          Investment Funds


387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO          Investment Funds


388  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO              Investment Funds


389  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II          Investment Funds


390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                525910 - Open-End      Dublin                 IRELAND
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME  Investment Funds
                       PORTFOLIO

391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS     Investment Funds
                       PORTFOLIO

392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER    Investment Funds
                       INDEX ETF PORTFOLIO

393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO     Investment Funds


397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO      Investment Funds


398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DIVERSIFIED STRATEGIES PORTFOLIO               Investment Funds


399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DYNAMO-CHF PORTFOLIO                           Investment Funds


400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX    Investment Funds
                       PORTFOLIO

401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I     Investment Funds
                       UCITS PORTFOLIO

402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN    Investment Funds
                       UCITS PORTFOLIO

403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS     Investment Funds
                       PORTFOLIO

404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO        Investment Funds


405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO   Investment Funds


406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE Investment Funds
                       DOW JONES EURO STOXX 50 (R) INDEX

407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED         Investment Funds
                       STRATEGY PORTFOLIO

408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO     Investment Funds


409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG     Investment Funds
                       SHORT UCITS PORTFOLIO

410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX   Investment Funds
                       PORTFOLIO

411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                 Investment Funds


412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-MACRO HARVESTER PORTFOLIO                  Investment Funds


413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY      Investment Funds
                       STRATEGY PORTFOLIO

414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       525910 - Open-End      Dublin                 IRELAND
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO       Investment Funds
415  6               MA WCM FF Limited                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              N/A        N/A         The direct holder has
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 N/A        N/A         The direct holder has
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL                             Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
349  5             GSAMI China Equity Portfolio (a sub-fund of          N/A        N/A         The direct holder has
                     GSAMI China Funds, Public Limited Company)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
350  5             Goldman Sachs Brazil Equity Portfolio (A             N/A        N/A         The direct holder has
                     Subfund of Goldman Sachs Funds)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          100        N/A


353  5             DUNVEGAN INVESTMENTS, LTD.                           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

354  5             FORRES LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
355  6               FORRES INVESTMENTS LIMITED                         100        N/A

356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       100        N/A
                     LIMITED
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         100        N/A
                       LIMITED
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               100        N/A
                         MAURITIUS LTD.
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         99         N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

361  5             GOLDMAN SACHS INTERNATIONAL                          100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.

362  6               ARES FINANCE S.r.l.                                100        N/A

363  6               AVK Rohr Limited                                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
364  6               DUNVEGAN INVESTMENTS, LTD.                         100        N/A         This holding represents
                                                                                               ownership in Preferred A
                                                                                               shares.

365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED                                     Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
366  6               GOLDMAN SACHS (JERSEY) LIMITED                     100        N/A




367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    100        N/A

368  6               GOLDMAN SACHS EUROPE LIMITED                       91         N/A

369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
370  7                 COOLMORE SPMA LIMITED                            N/A        43

371  8                   MA COOLMORE LIMITED                            N/A        100

372  9                     COOLMORE TRADING LIMITED                     N/A        100

373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          N/A        100

374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         CONVERTIBLE ARBITRAGE LIMITED
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EQUITY HEDGE LIMITED
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EVENT DRIVEN LIMITED
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         MACRO LIMITED
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                100        N/A
                         RELATIVE VALUE LIMITED
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        100        N/A


381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       DYNAMO-J11 V12 PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GLOBAL TRACKER PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER                        Control through a
                       JPY STRATEGY PORTFOLIO                                                  Management Agreement or
                                                                                               other arrangements.
384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI LIGHT ENERGY PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
388  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
389  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                N/A        N/A         The direct holder has
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME                         Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            N/A        N/A         The direct holder has
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER                           Control through a
                       INDEX ETF PORTFOLIO                                                     Management Agreement or
                                                                                               other arrangements.
393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DIVERSIFIED STRATEGIES PORTFOLIO                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DYNAMO-CHF PORTFOLIO                                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX                           Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I                            Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN                           Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE                        Control through a
                       DOW JONES EURO STOXX 50 (R) INDEX                                       Management Agreement or
                                                                                               other arrangements.
407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED                                Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG                            Control through a
                       SHORT UCITS PORTFOLIO                                                   Management Agreement or
                                                                                               other arrangements.
410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX                          Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-MACRO HARVESTER PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY                             Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       100        N/A
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO
415  6               MA WCM FF Limited                                                         Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


417  6               SIGNUM MANAGED ACCOUNT III LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          525910 - Open-End      Rio de Janeiro         BRAZIL
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO       Investment Funds
419  7                 SPHERE FUND                                      525910 - Open-End      Sao Paulo              BRAZIL
                                                                        Investment Funds
420  6               Signum AVK Limited                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


421  6               ULTEGRA FINANCE LIMITED                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


422  5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,        Mumbai                 INDIA (OTHER)
                     LIMITED                                            Fiduciary, and
                                                                        Custody Activities
424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
425  7                 BENCHMARK MUTUAL FUND                            523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                 525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS   Investment Funds
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED            525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE              525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
433  6               GOLDMAN SACHS MUTUAL FUND                          523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED             525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN     Investment Funds
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       of Goldman Sachs Mutual Fund                     Investment Funds
440  5             MONTAGUE PLACE CUSTODY SERVICES                      523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
441  4           GOLDMAN SACHS INTERNATIONAL                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
442  4           GOLDMAN SACHS INTERNATIONAL BANK                       522110 -               London                 UNITED KINGDOM
                                                                        Commercial Banking                            (OTHER)
443  4           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
444  4           GS LEASING HOLDINGS LIMITED                            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
446  4           GS LEASING MANAGEMENT LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
447  4           GS LIQUID TRADING PLATFORM I PCC                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
448  4           GS LIQUID TRADING PLATFORM II LIMITED                  525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
449  4           KILLINGHOLME POWER GROUP LIMITED                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
450  5             KILLINGHOLME HOLDINGS LIMITED                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
451  4           MONEY PARTNERS HOLDINGS LIMITED                        551112 - Offices       Uxbridge               UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
452  5             MONEY PARTNERS LIMITED                               522310 - Mortgage      Uxbridge               UNITED KINGDOM
                                                                        and Nonmortgage                               (OTHER)
                                                                        Loan Brokers
453  4           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
454  4           NUFCOR INTERNATIONAL LIMITED                           523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
455  5             NUFCOR CAPITAL LIMITED                               523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
456  4           PUMBAA FINANCE B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
457  4           PUMBAA LUXEMBOURG S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
458  4           SCADBURY UK LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
459  5             GS EQUIPMENT FINANCE I LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
460  5             GS EQUIPMENT FINANCE II LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
461  5             GS LEASING NO. 1 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
462  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
463  5             GS LEASING NO. 3 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
464  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
465  5             SCADBURY ASSETS                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
466  5             SCADBURY FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
467  6               SCADBURY ASSETS                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
468  6               SCADBURY II ASSETS LIMITED                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
469  4           SHIRE UK LIMITED                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
470  5             GS FUNDING INVESTMENTS LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
471  5             GS FUNDING MANAGEMENT LIMITED                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
472  5             HECHSHIRE                                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
473  5             KILLINGHOLME GENERATION LIMITED                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            525990 - Other         George Town            CAYMAN ISLANDS
                         LTD                                            Financial Vehicles
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             525990 - Other         George Town            CAYMAN ISLANDS
                         III                                            Financial Vehicles
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
478  6               KPL ACQUISITIONS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
479  7                 KPL HOLDINGS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
480  6               KPL FINANCE LIMITED                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
481  5             SHIRE ASSETS                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
482  5             SHIRE FUNDING LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
483  6               KILLINGHOLME GENERATION LIMITED                    551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
484  6               SHIRE ASSETS                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
485  5             SHIRE II ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
487  2       GOLDMAN SACHS 1, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
488  2       GOLDMAN SACHS 2, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
498  4           GSEP 2005 REALTY CORP.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
417  6               SIGNUM MANAGED ACCOUNT III LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          100        N/A
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
419  7                 SPHERE FUND                                      100        N/A

420  6               Signum AVK Limited                                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
421  6               ULTEGRA FINANCE LIMITED                                                   Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
422  5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        100        N/A
                     LIMITED

424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          100        N/A


425  7                 BENCHMARK MUTUAL FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE                                      The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                                        The direct holder is a
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS                          Trustee.
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME                                 The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED                                   The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE                                     The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED                                      The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
433  6               GOLDMAN SACHS MUTUAL FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME                                The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED                                The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED                                    The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX                                 The direct holder is a
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN                            Trustee.
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund                                 The direct holder is a
                       of Goldman Sachs Mutual Fund                                            Trustee.
440  5             MONTAGUE PLACE CUSTODY SERVICES                      100        N/A


441  4           GOLDMAN SACHS INTERNATIONAL                            100        N/A         This holding represents
                                                                                               ownership in Preferred B
                                                                                               shares.

442  4           GOLDMAN SACHS INTERNATIONAL BANK                       100        N/A

443  4           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

444  4           GS LEASING HOLDINGS LIMITED                            100        N/A


445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       100        N/A

446  4           GS LEASING MANAGEMENT LIMITED                          100        N/A

447  4           GS LIQUID TRADING PLATFORM I PCC                       100        N/A

448  4           GS LIQUID TRADING PLATFORM II LIMITED                  100        N/A

449  4           KILLINGHOLME POWER GROUP LIMITED                       100        N/A


450  5             KILLINGHOLME HOLDINGS LIMITED                        100        N/A


451  4           MONEY PARTNERS HOLDINGS LIMITED                        100        N/A


452  5             MONEY PARTNERS LIMITED                               100        N/A


453  4           MONTAGUE PLACE CUSTODY SERVICES                        100        N/A


454  4           NUFCOR INTERNATIONAL LIMITED                           100        N/A

455  5             NUFCOR CAPITAL LIMITED                               100        N/A

456  4           PUMBAA FINANCE B.V.                                    100        N/A

457  4           PUMBAA LUXEMBOURG S.A R.L.                             100        N/A

458  4           SCADBURY UK LIMITED                                    100        N/A

459  5             GS EQUIPMENT FINANCE I LIMITED                       100        N/A

460  5             GS EQUIPMENT FINANCE II LIMITED                      100        N/A

461  5             GS LEASING NO. 1 LIMITED                             100        N/A

462  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
463  5             GS LEASING NO. 3 LIMITED                             100        N/A

464  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
465  5             SCADBURY ASSETS                                      100        N/A

466  5             SCADBURY FUNDING LIMITED                             100        N/A

467  6               SCADBURY ASSETS                                    100        N/A

468  6               SCADBURY II ASSETS LIMITED                         100        N/A


469  4           SHIRE UK LIMITED                                       100        N/A


470  5             GS FUNDING INVESTMENTS LIMITED                       100        N/A

471  5             GS FUNDING MANAGEMENT LIMITED                        100        N/A

472  5             HECHSHIRE                                            100        100



473  5             KILLINGHOLME GENERATION LIMITED                      100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            100        N/A

475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            100        N/A
                         LTD
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             N/A        N/A         The direct holder is a
                         III                                                                   General Partner.
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           N/A        N/A         The direct holder is a
                                                                                               General Partner.
478  6               KPL ACQUISITIONS LIMITED                           100        N/A

479  7                 KPL HOLDINGS LIMITED                             100        N/A

480  6               KPL FINANCE LIMITED                                100        N/A

481  5             SHIRE ASSETS                                         100        N/A

482  5             SHIRE FUNDING LIMITED                                100        N/A

483  6               KILLINGHOLME GENERATION LIMITED                    100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
484  6               SHIRE ASSETS                                       100        N/A

485  5             SHIRE II ASSETS LIMITED                              100        N/A

486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        100        N/A


487  2       GOLDMAN SACHS 1, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
488  2       GOLDMAN SACHS 2, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
498  4           GSEP 2005 REALTY CORP.                                 100        N/A

499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

500  3         W2007 230 PARK, LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
501  2       GOLDMAN SACHS 3, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
502  2       GOLDMAN SACHS 4, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
503  2       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
504  2       GOLDMAN SACHS 5, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                522320 - Financial     Wilmington    DE       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    525990 - Other         Newark        DE       UNITED STATES
                                                                        Financial Vehicles


515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    525990 - Other         Wilmington    DE       UNITED STATES
                 SEED ACCOUNT, LLC                                      Financial Vehicles
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
536  5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            525990 - Other         New York      NY       UNITED STATES
                         L.P.                                           Financial Vehicles
539  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          525990 - Other         St. Peter              GUERNSEY
                             INCORPORATED                               Financial Vehicles     Port
542  8                   GSMP V ONSHORE INVESTMENT FUND,                525990 - Other         George Town            CAYMAN ISLANDS
                           LTD.                                         Financial Vehicles
543  8                   GSMP V ONSHORE S.a. r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
545  8                   GSMP V ONSHORE US, LTD.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
547  3         GOLDMAN SACHS 49 FUND, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    525910 - Open-End      Rio de                 BRAZIL
                                                                        Investment Funds       Janeiro


550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       525910 - Open-End      Rio de                 BRAZIL
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES             Investment Funds       Janeiro


551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO       Investment Funds       Janeiro
                   MULTIMERCADO

552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       525910 - Open-End      Rio de                 BRAZIL
                     DE INVESTIMENTO MULTIMERCADO                       Investment Funds       Janeiro
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      525910 - Open-End      Sao Paulo              BRAZIL
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES        Investment Funds


554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     525910 - Open-End      Rio de                 BRAZIL
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA         Investment Funds       Janeiro


556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO RENDA FIXA                            Investment Funds       Janeiro
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM Investment Funds       Janeiro
                     ACOES

558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     NVESTIMENTO EM ACOES                               Investment Funds       Janeiro
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro


560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds
                   MULTIMERCADO

561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO MULTIMERCADO                          Investment Funds       Janeiro
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO MULTIMERCADO                            Investment Funds


563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds


564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO                                       Investment Funds       Janeiro
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           523920 - Portfolio     Chong Ro-Gu            KOREA, SOUTH
                                                                        Management
567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST (EQUITY-FOFS)                                  Investment Funds


568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST                                                Investment Funds


569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       525910 - Open-End      Seoul                  KOREA, SOUTH
                   TRUST [EQUITY]                                       Investment Funds


572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


574  4           HOLEINONE PP DERIV. 3                                  525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds


575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   [GOVERN BOND]                                        Investment Funds


576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST 78-11 [BOND]                                   Investment Funds


577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)            Investment Funds
580  5             ABS Loans 2007 Limited                               525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   525910 - Open-End      Toronto       ON       CANADA
                 FUND                                                   Investment Funds


582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS III, L.L.C.                                   Financial Vehicles
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

500  3         W2007 230 PARK, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
501  2       GOLDMAN SACHS 3, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
502  2       GOLDMAN SACHS 4, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
503  2       GOLDMAN SACHS 49 FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
504  2       GOLDMAN SACHS 5, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                100        N/A





507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   100        N/A

508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                Limited Partner.
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        Limited Partner.
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    N/A        N/A         The direct holder is a
                 SEED ACCOUNT, LLC                                                             Managing Member.
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
536  5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Non-Managing Member.
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            N/A        N/A         The direct holder is a
                         L.P.                                                                  General Partner.
539  8                   GS Lux Management Services S.a r.l.            100        N/A

540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             100        N/A

541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          N/A        43
                             INCORPORATED
542  8                   GSMP V ONSHORE INVESTMENT FUND,                100        N/A
                           LTD.
543  8                   GSMP V ONSHORE S.a. r.l.                       100        N/A

544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 100        N/A

545  8                   GSMP V ONSHORE US, LTD.                        100        N/A

546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
547  3         GOLDMAN SACHS 49 FUND, LLC                               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              100        N/A

549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       N/A        N/A         The direct holder has
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                              Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       100        N/A
                     DE INVESTIMENTO MULTIMERCADO
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      N/A        N/A         The direct holder has
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       100        N/A
                     INVESTIMENTO EM ACOES
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     N/A        N/A         The direct holder has
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            100        N/A
                     INVESTIMENTO RENDA FIXA
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               N/A        N/A         The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                        Control through a
                     ACOES                                                                     Management Agreement or
                                                                                               other arrangements.
558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            100        N/A
                     NVESTIMENTO EM ACOES
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                N/A        N/A         The direct holder has
                     INVESTIMENTO EM ACOES                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  100        N/A
                     INVESTIMENTO MULTIMERCADO
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     N/A        N/A         The direct holder has
                   INVESTIMENTO MULTIMERCADO                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             100        N/A
                     INVESTIMENTO
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 100        N/A

566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           100        N/A

567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST (EQUITY-FOFS)                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST                                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST [EQUITY]                                                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
574  4           HOLEINONE PP DERIV. 3                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          N/A        N/A         The direct holder has
                   [GOVERN BOND]                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     N/A        N/A         The direct holder has
                   TRUST 78-11 [BOND]                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      75         N/A
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)
580  5             ABS Loans 2007 Limited                               100        N/A

581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   N/A        N/A         The direct holder has
                 FUND                                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     N/A        N/A         The direct holder is a
                 ADVISORS III, L.L.C.                                                          Managing Member.
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   525910 - Open-End      Dublin                 IRELAND
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)           Investment Funds


585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      525990 - Other         New York      NY       UNITED STATES
                 FUND, LLC                                              Financial Vehicles
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
590  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   525990 - Other         George Town            CAYMAN ISLANDS
                               (BRENNTAG), LTD.                         Financial Vehicles
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
595  9                     SEVRES II S.A.R.L.                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
596  8                   GSMP 2006 ONSHORE US, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
598  7                 GSMP 2006 ONSHORE S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       525910 - Open-End      George Town            CAYMAN ISLANDS
                   2008 FUND, L.P.                                      Investment Funds
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     525910 - Open-End      George Town            CAYMAN ISLANDS
                 SUB-TRUST                                              Investment Funds


619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       525990 - Other         Wilmington    DE       UNITED STATES
                 FUND, LLC                                              Financial Vehicles


631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       525910 - Open-End      George Town            CAYMAN ISLANDS
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)      Investment Funds


632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
641  5             Goldman Sachs Access - Goldman Sachs                 525910 - Open-End      New York      NY       UNITED STATES
                     Investment Partners/Liberty Harbor, L.P.           Investment Funds
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       525910 - Open-End      George Town            CAYMAN ISLANDS
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment Funds


650  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
651  4           GOLDMAN SACHS EP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
652  4           GOLDMAN SACHS EP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           525990 - Other         Luxembourg             LUXEMBOURG
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO             Financial Vehicles
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   N/A        N/A         The direct holder has
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      N/A        N/A         The direct holder is a
                 FUND, LLC                                                                     Managing Member.
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
590  8                   GS Lux Management Services S.a r.l.            100        N/A

591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          100        N/A

592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    100        N/A
                             LTD.
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   100        N/A
                               (BRENNTAG), LTD.
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        100        N/A

595  9                     SEVRES II S.A.R.L.                           73         73

596  8                   GSMP 2006 ONSHORE US, LTD.                     100        N/A

597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          100        N/A

598  7                 GSMP 2006 ONSHORE S.A.R.L.                       100        N/A

599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       N/A        N/A         The direct holder is a
                   2008 FUND, L.P.                                                             General Partner.
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   General Partner.
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     N/A        N/A         The direct holder has
                 SUB-TRUST                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       N/A        N/A         The direct holder has
                 FUND, LLC                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       N/A        N/A         The direct holder has
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
641  5             Goldman Sachs Access - Goldman Sachs                 N/A        N/A         The direct holder is a
                     Investment Partners/Liberty Harbor, L.P.                                  General Partner.
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       N/A        N/A         The direct holder has
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
650  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
651  4           GOLDMAN SACHS EP PARTNERS SPC                          100        N/A

652  4           GOLDMAN SACHS EP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           N/A        N/A         The direct holder is a
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO                                    Managing Member.
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  525910 - Open-End      Dublin                 IRELAND
                   INSTITUTIONAL PLC                                    Investment Funds


669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


670  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            525910 - Open-End      Dublin                 IRELAND
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS        Investment Funds


676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                525910 - Open-End      Dublin                 IRELAND
                     INSTITUTIONAL PLC                                  Investment Funds
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         525910 - Open-End      George Town            CAYMAN ISLANDS
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)              Investment Funds


678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS MULTI MANAGER FUNDS                    Investment Funds


679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      525910 - Open-End      Dublin                 IRELAND
                   SACHS MULTI MANAGER FUNDS                            Investment Funds


681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


710  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              525910 - Open-End      New York      NY       UNITED STATES
                   PORTFOLIO, LLC                                       Investment Funds
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            525990 - Other         New York      NY       UNITED STATES
                   FAMILY, LLC                                          Financial Vehicles
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      New York      NY       UNITED STATES
                   (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
738  4           GOLDMAN SACHS RP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
739  4           GOLDMAN SACHS RP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND 2006, LLC                                       Investment Funds
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  N/A        N/A         The direct holder has
                   INSTITUTIONAL PLC                                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
670  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            N/A        N/A         The direct holder has
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                100        N/A
                     INSTITUTIONAL PLC
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         N/A        N/A         The direct holder has
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         N/A        N/A         The direct holder has
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      N/A        N/A         The direct holder has
                   SACHS MULTI MANAGER FUNDS                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         23         N/A

698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       57         N/A

702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       35         N/A
                     (IRELAND)
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       32         N/A
                     SPV LIMITED
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        85         N/A

707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
710  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              N/A        N/A         The direct holder is a
                   PORTFOLIO, LLC                                                              Managing Member.
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            N/A        N/A         The direct holder is a
                   FAMILY, LLC                                                                 Managing Member.
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            N/A        N/A         The direct holder is a
                   (BROADSCOPE) HOLDINGS, LLC                                                  Managing Member.
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
738  4           GOLDMAN SACHS RP PARTNERS SPC                          100        N/A

739  4           GOLDMAN SACHS RP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND 2006, LLC                                                              Managing Member.
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          525910 - Open-End      New York      NY       UNITED STATES
                   2007, LLC                                            Investment Funds
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SEGREGATED PORTFOLIO                                 Investment Funds
758  4           GS EH HOLDINGS, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   RETIREMENT FUND, LTD.                                Investment Funds


768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           525910 - Open-End      New York      NEW YORK UNITED STATES
                                                                        Investment Funds


769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds


772  4           SELECT COMMODITIES STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
774  4           SELECT TRADING STRATEGIES, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
775  4           SRK FAMILY FUND, LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


778  4           TE CALEL INVESTORS, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
779  4           TE CALEL PORTFOLIO, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
780  4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
781  4           TE JENKINS PORTFOLIO, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
784  3         GOLDMAN SACHS INDIA FUND LIMITED                         525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds


785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   525910 - Open-End      Dublin                 IRELAND
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment Funds


786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     525910 - Open-End      George Town            CAYMAN ISLANDS
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      525910 - Open-End      George Town            CAYMAN ISLANDS
                   L.P.                                                 Investment Funds
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        525910 - Open-End      Dublin                 IRELAND
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL   Investment Funds
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT
                 INVESTMENT FUNDS)
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


803  3         GS CREDIT BALANCE FUND                                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
808  3         GS TC ADVISORS, L.L.C.                                   525990 - Other         George Town            Cayman Islands
                                                                        Financial Vehicles
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
810  3         GSAM (GMS Cayman GP) Ltd.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   3 OFFSHORE L.P.                                      Investment Funds
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   5 OFFSHORE L.P.                                      Investment Funds
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End      George Town            CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                               Investment Funds
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          N/A        N/A         The direct holder is a
                   2007, LLC                                                                   Managing Member.
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
758  4           GS EH HOLDINGS, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        N/A        N/A         The direct holder is a
                                                                                               General Partner.
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              100        N/A

766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              100        N/A

767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         N/A        N/A         The direct holder has
                   RETIREMENT FUND, LTD.                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
772  4           SELECT COMMODITIES STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
774  4           SELECT TRADING STRATEGIES, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
775  4           SRK FAMILY FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
778  4           TE CALEL INVESTORS, LTD.                               100        N/A

779  4           TE CALEL PORTFOLIO, LTD.                               100        N/A

780  4           TE JENKINS INVESTORS, LTD.                             100        N/A

781  4           TE JENKINS PORTFOLIO, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                100        N/A

783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                100        N/A

784  3         GOLDMAN SACHS INDIA FUND LIMITED                         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   N/A        N/A         The direct holder has
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     N/A        N/A         The direct holder has
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        N/A        N/A         The direct holder has
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL                          Control through a
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT                           Management Agreement or
                 INVESTMENT FUNDS)                                                             other arrangements.
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
803  3         GS CREDIT BALANCE FUND                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
808  3         GS TC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
810  3         GSAM (GMS Cayman GP) Ltd.                                100        N/A

811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   3 OFFSHORE L.P.                                                             General Partner.
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   5 OFFSHORE L.P.                                                             General Partner.
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                General Partner.
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A         The direct holder is a
                     OFFSHORE MASTER L.P.                                                      Limited Partner.
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        General Partner.
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
851  3         GSAM INDIA HOLDINGS LIMITED                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                   LIMITED                                              Management
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          523991 - Trust,        Mumbai                 INDIA (OTHER)
                   LIMITED                                              Fiduciary, and
                                                                        Custody Activities
854  3         LATEEF: DYNAMIC EQUITY LLC                               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
858  5             LH (MAURITIUS) II LIMITED                            525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
859  5             LH (MAURITIUS) LIMITED                               525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
860  3         LIBERTY HARBOR I GP, LLC                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
864  3         LIBERTY HARBOR I QP FUND, LLC                            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
866  3         LIBERTY HARBOR I, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
872  3         LSV: NON-US EQUITY LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
873  3         Liberty Harbor Distressed Credit Opportunities           525990 - Other         New York      NY       UNITED STATES
                 Advisors, LLC                                          Financial Vehicles
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, LTD.                            Financial Vehicles
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   525990 - Other         George Town            CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                               Financial Vehicles
878  4           Liberty Harbor Distressed Credit Opportunities         525990 - Other         New York      NY       UNITED STATES
                   Fund, L.P.                                           Financial Vehicles
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
889  3         PICTET: NON-US EQUITY LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
891  3         RA Program (A) Unit Trust (for Qualified Institutional   525990 - Other         George Town            CAYMAN ISLANDS
                   Investors only)                                      Financial Vehicles


892  4           RA PROGRAM (B) UNIT TRUST                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
893  5             GS RA Program I Trading, Inc.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
894  6               GS RA PROGRAM I, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
896  8                   GS VAN GOGH LUX I S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
897  8                   GS VAN GOGH LUX II S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
898  8                   GSPEH RAVEN MANAGER STAKE LLC                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
899  8                   GSV HEYDEN HOLDINGS, L.P.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
900  8                   GSV RIVERA HOLDINGS, LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 525990 - Other         New York      NY       UNITED STATES
                           STAKE LLC                                    Financial Vehicles
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                551112 - Offices       George Town            CAYMAN ISLANDS
                           INCOME BLOCKER, LTD.                         of Other Holding
                                                                        Companies
903  7                 GS RA I HG6, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
904  7                 GS RA PROGRAM I FOREIGN INCOME                   525990 - Other         George Town            CAYMAN ISLANDS
                         BLOCKER, LTD.                                  Financial Vehicles
905  7                 GSV ENERGY HOLDINGS, INC.                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
906  7                 GSVA OFFSHORE HOLDINGS, INC.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
907  8                   GSVA HOLDINGS, L.P.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
908  7                 GSVF AHO INVESTMENTS CORP.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


914  3         VONTOBEL: NON-US EQUITY LLC                              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
917  2       GOLDMAN SACHS BANK AG                                      522110 -               Zurich                 SWITZERLAND
                                                                        Commercial Banking                            (OTHER)
918  2       GOLDMAN SACHS BANK USA                                     522110 -               New York      NY       UNITED STATES
                                                                        Commercial Banking
919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
851  3         GSAM INDIA HOLDINGS LIMITED                              100        N/A


852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         100        N/A
                   LIMITED
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          100        N/A
                   LIMITED

854  3         LATEEF: DYNAMIC EQUITY LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
858  5             LH (MAURITIUS) II LIMITED                            100        N/A

859  5             LH (MAURITIUS) LIMITED                               100        N/A

860  3         LIBERTY HARBOR I GP, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
864  3         LIBERTY HARBOR I QP FUND, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
866  3         LIBERTY HARBOR I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
872  3         LSV: NON-US EQUITY LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
873  3         Liberty Harbor Distressed Credit Opportunities           N/A        N/A         The direct holder is a
                 Advisors, LLC                                                                 Managing Member.
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       100        N/A
                     OFFSHORE HOLDINGS, LTD.
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   N/A        N/A         The direct holder is a
                       AGGREGATOR I, L.P.                                                      Limited Partner.
878  4           Liberty Harbor Distressed Credit Opportunities         N/A        N/A         The direct holder is a
                   Fund, L.P.                                                                  General Partner.
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
889  3         PICTET: NON-US EQUITY LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
891  3         RA Program (A) Unit Trust (for Qualified Institutional   N/A        N/A         The direct holder has
                   Investors only)                                                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
892  4           RA PROGRAM (B) UNIT TRUST                              100        N/A

893  5             GS RA Program I Trading, Inc.                        100        N/A

894  6               GS RA PROGRAM I, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
896  8                   GS VAN GOGH LUX I S.A R.L.                     100        N/A

897  8                   GS VAN GOGH LUX II S.A R.L.                    100        N/A

898  8                   GSPEH RAVEN MANAGER STAKE LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
899  8                   GSV HEYDEN HOLDINGS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

900  8                   GSV RIVERA HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 N/A        N/A         The direct holder is a
                           STAKE LLC                                                           Managing Member.
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                100        N/A
                           INCOME BLOCKER, LTD.

903  7                 GS RA I HG6, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
904  7                 GS RA PROGRAM I FOREIGN INCOME                   100        N/A
                         BLOCKER, LTD.
905  7                 GSV ENERGY HOLDINGS, INC.                        99         N/A


906  7                 GSVA OFFSHORE HOLDINGS, INC.                     100        N/A


907  8                   GSVA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

908  7                 GSVF AHO INVESTMENTS CORP.                       99         N/A

909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
914  3         VONTOBEL: NON-US EQUITY LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
917  2       GOLDMAN SACHS BANK AG                                      100        N/A

918  2       GOLDMAN SACHS BANK USA                                     100        N/A

919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
924  3         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
925  4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
928  4           GS MEZZCO GP, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
930  4           GOLDMAN SACHS MORTGAGE COMPANY                         522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
931  3         GSCP (DEL) INC.                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
933  5             GS LOAN PARTNERS HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
934  6               GS LOAN PARTNERS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
935  5             GSFS INVESTMENTS IV, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
936  4           GSCP (DEL) LLC                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
938  3         GSMMDPGP, INC.                                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
940  3         WILLIAM STREET COMMITMENT CORPORATION                    522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
941  3         WILLIAM STREET CREDIT CORPORATION                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
942  3         WILLIAM STREET LLC                                       522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
944  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
946  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
948  2       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
949  2       GOLDMAN SACHS CANADA FINANCE INC.                          551112 - Offices       Calgary       AB       CANADA
                                                                        of Other Holding
                                                                        Companies
950  3         GOLDMAN SACHS CANADA FINANCE CO.                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
951  2       GOLDMAN SACHS CANADA INC.                                  523110 -               Toronto       ON       CANADA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
952  3         GS GLOBAL FUNDING II, CO.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
953  4           GS GLOBAL FUNDING III, CO.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
954  5             GS GLOBAL FUNDING IV, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
955  2       GOLDMAN SACHS CAPITAL I                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
956  2       GOLDMAN SACHS CAPITAL II                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
957  2       GOLDMAN SACHS CAPITAL III                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
962  4           GOLDMAN SACHS 3, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
963  4           GOLDMAN SACHS 4, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
964  4           GOLDMAN SACHS 5, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other         Wilmington    DE       UNITED STATES
               VOTECO, LLC                                              Financial Vehicles
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
970  4           Goldman Sachs Developing Markets Real Estate           525990 - Other         London                 UNITED KINGDOM
                   Cooperatief U.A.                                     Financial Vehicles                            (OTHER)
971  5             DMREF ADMIN CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         Amsterdam              NETHERLANDS
                     PARTNERS (US) B.V.                                 Financial Vehicles
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD ESC FUND, L.P.                                     Financial Vehicles
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                           Financial Vehicles
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         George Town            CAYMAN ISLANDS
                     PARTNERS (US), L.P.                                Financial Vehicles
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              525990 - Other         Amsterdam              NETHERLANDS
                       ESTATE PARTNERS (US) COOPERATIEF U.A.            Financial Vehicles
978  7                 DMREF ADMIN CAYMAN                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            525990 - Other         Amsterdam              NETHERLANDS
                         ESTATE PARTNERS (US) B.V.                      Financial Vehicles
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD QP FUND, L.P.                                      Financial Vehicles
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         Amsterdam              NETHERLANDS
               (GERMANY) COOPERATIEF U.A.                               Financial Vehicles
984  3         DMREF ADMIN CAYMAN                                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         New York      NY       UNITED STATES
               (GERMANY) GP, LLC                                        Financial Vehicles
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (GERMANY), L.P.                                        Financial Vehicles
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         Amsterdam              NETHERLANDS
                   PARTNERS (GERMANY) COOPERATIEF U.A.                  Financial Vehicles
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         New York      NY       UNITED STATES
               GP, LLC                                                  Financial Vehicles
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (US), L.P.                                             Financial Vehicles
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Amsterdam              NETHERLANDS
                 COOPERATIEF U.A.                                       Financial Vehicles
993  4           DMREF ADMIN CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
998  3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
999  3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1001 3           BUCK HOLDINGS L.P.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1002 3           BUCK HOLDINGS, LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                100        N/A

923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


924  3         GOLDMAN SACHS MORTGAGE COMPANY                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
925  4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
928  4           GS MEZZCO GP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  100        N/A


930  4           GOLDMAN SACHS MORTGAGE COMPANY                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
931  3         GSCP (DEL) INC.                                          100        N/A


932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
933  5             GS LOAN PARTNERS HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

934  6               GS LOAN PARTNERS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
935  5             GSFS INVESTMENTS IV, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
936  4           GSCP (DEL) LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
938  3         GSMMDPGP, INC.                                           100        N/A


939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.


940  3         WILLIAM STREET COMMITMENT CORPORATION                    100        N/A



941  3         WILLIAM STREET CREDIT CORPORATION                        100        N/A

942  3         WILLIAM STREET LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.


943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
944  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
946  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   100        N/A




948  2       GOLDMAN SACHS CANADA FINANCE CO.                           100        N/A

949  2       GOLDMAN SACHS CANADA FINANCE INC.                          100        N/A


950  3         GOLDMAN SACHS CANADA FINANCE CO.                         100        N/A

951  2       GOLDMAN SACHS CANADA INC.                                  100        N/A



952  3         GS GLOBAL FUNDING II, CO.                                100        N/A

953  4           GS GLOBAL FUNDING III, CO.                             100        N/A

954  5             GS GLOBAL FUNDING IV, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
955  2       GOLDMAN SACHS CAPITAL I                                    100        N/A

956  2       GOLDMAN SACHS CAPITAL II                                   100        N/A

957  2       GOLDMAN SACHS CAPITAL III                                  100        N/A

958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 100        N/A

961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
962  4           GOLDMAN SACHS 3, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
963  4           GOLDMAN SACHS 4, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
964  4           GOLDMAN SACHS 5, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       N/A        N/A         The direct holder is a
               VOTECO, LLC                                                                     Managing Member.
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     100        N/A

970  4           Goldman Sachs Developing Markets Real Estate           N/A        N/A         The direct holder is a
                   Cooperatief U.A.                                                            Non-Managing Member.
971  5             DMREF ADMIN CAYMAN                                   99         N/A

972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         75         N/A
                     PARTNERS (US) B.V.
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD ESC FUND, L.P.                                                            General Partner.
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           N/A        N/A         The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                                  Limited Partner.
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         N/A        N/A         The direct holder is a
                     PARTNERS (US), L.P.                                                       Limited Partner.
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              100        N/A
                       ESTATE PARTNERS (US) COOPERATIEF U.A.
978  7                 DMREF ADMIN CAYMAN                               99         N/A

979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            75         N/A
                         ESTATE PARTNERS (US) B.V.
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD QP FUND, L.P.                                                             General Partner.
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     100        N/A
                 FUND OFFSHORE, LTD.
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      100        N/A
                 FUND OFFSHORE, LTD.
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      99         N/A
               (GERMANY) COOPERATIEF U.A.
984  3         DMREF ADMIN CAYMAN                                       99         N/A

985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      N/A        N/A         The direct holder is a
               (GERMANY) GP, LLC                                                               Non-Managing Member.
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (GERMANY), L.P.                                                               General Partner.
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           99         N/A
                   PARTNERS (GERMANY) COOPERATIEF U.A.
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 100        N/A
               COOPERATIEF U.A.
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) N/A        N/A         The direct holder is a
               GP, LLC                                                                         Non-Managing Member.
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (US), L.P.                                                                    General Partner.
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           100        N/A         This holding represents
                                                                                               ownership in A-2 shares.
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         N/A        N/A         The direct holder is a
                 COOPERATIEF U.A.                                                              Non-Managing Member.
993  4           DMREF ADMIN CAYMAN                                     99         N/A

994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           N/A        N/A         The direct holder is a
               COOPERATIEF U.A.                                                                Non-Managing Member.
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  100        N/A

996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         100        N/A         This holding represents
                                                                                               ownership in A-1 shares.
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
998  3         BUCK HOLDINGS L.P.                                       N/A        23

999  3         BUCK HOLDINGS, LLC                                       28         N/A

1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1001 3           BUCK HOLDINGS L.P.                                     N/A        23

1002 3           BUCK HOLDINGS, LLC                                     28         N/A

1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1005 3           FREEDOMPAY, INC.                                       525990 - Other         Newtown SquarePA       UNITED STATES
                                                                        Financial Vehicles
1006 3           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
1007 3           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1008 3           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
1009 3           UES OCNS HOLDINGS                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                525910 - Open-End      St. Peter Port         GUERNSEY
                                                                        Investment Funds
1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1022 3           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                          525990 - Other         Eschborn               GERMANY
                                                                        Financial Vehicles


1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End      Dublin                 IRELAND
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                Investment Funds
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other         Wilmington    DE       UNITED STATES
               LLC                                                      Financial Vehicles
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1035 3           CER HOLDINGS GP                                        551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1036 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1037 5             CER INVESTMENTS 1                                    523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1038 3           GOLDMAN SACHS (AO) L.L.C.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         523110 -               Beijing                CHINA, PEOPLES
                         LIMITED                                        Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1048 4             CORNWALL INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1053 5             GS MONGOLIA INVESTMENTS LIMITED                      525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1054 5             KIRORO (DELAWARE) L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1055 5             MATSU (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                                Labuan
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    551114 -               Federal                MALAYSIA
                                                                        Corporate,             Territory of           (OTHER)
                                                                        Subsidiary, and        Labuan
                                                                        Regional Managing
                                                                        Offices
1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   525990 - Other         Beijing                CHINA, PEOPLES
                           CENTRE (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               525990 - Other         Beijing                CHINA, PEOPLES
                           CENTER (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1066 8                   BROAD STREET (BEIJING) 2011                    525990 - Other         Beijing                CHINA, PEOPLES
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1067 9                       BEIJING GOLDMAN SACHS                      525990 - Other         Beijing                CHINA, PEOPLES
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)  Financial Vehicles                            REPUBLIC OF
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1069 7                   BROAD STREET (BEIJING) INVESTMENT              525990 - Other         Beijing                CHINA, PEOPLES
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1070 5             DHONI CAYMAN GP LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1072 5             DHONI CAYMAN HOLDINGS LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1077 5             GS HONY HOLDINGS I LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1078 5             GS HONY HOLDINGS II LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1079 5             GSPS ASIA LIMITED                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1080 6                 GREEN LOTUS LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1081 6                 GSPS DAI VIET LTD.                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1082 6                 NAM VIET LTD.                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1083 5             TIGER STRATEGIC INVESTMENTS LTD                      551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS LIMITED                          Financial Vehicles
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

1005 3           FREEDOMPAY, INC.                                       32         N/A

1006 3           FS Invest S.a r.l.                                     44         N/A

1007 3           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1008 3           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


1009 3           UES OCNS HOLDINGS                                      99         N/A

1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     100        N/A

1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    100        N/A
                   FUND OFFSHORE, LTD.
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                100        N/A

1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     100        N/A

1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1022 3           EDUCATION MANAGEMENT CORPORATION                       42         N/A

1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 100        N/A

1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.


1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                                                 Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 28         N/A
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   N/A        N/A         The direct holder is a
               LLC                                                                             Non-Managing Member.
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1035 3           CER HOLDINGS GP                                        100        N/A


1036 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1037 5             CER INVESTMENTS 1                                    100        N/A




1038 3           GOLDMAN SACHS (AO) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         N/A        N/A         The direct holder is a
                         LIMITED                                                               Non-Managing Member.


1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1048 4             CORNWALL INVESTMENTS LIMITED                         100        N/A



1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           100        N/A


1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 100        N/A


1053 5             GS MONGOLIA INVESTMENTS LIMITED                      100        N/A


1054 5             KIRORO (DELAWARE) L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1055 5             MATSU (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    100        N/A




1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            100        N/A

1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 100        N/A

1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   N/A        N/A         The direct holder is a
                           CENTRE (LIMITED PARTNERSHIP)                                        General Partner.
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               N/A        N/A         The direct holder is a
                           CENTER (LIMITED PARTNERSHIP)                                        General Partner.
1066 8                   BROAD STREET (BEIJING) 2011                    N/A        N/A         The direct holder is a
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)                             General Partner.
1067 9                       BEIJING GOLDMAN SACHS                      N/A        N/A         The direct holder is a
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)                         Limited Partner.
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 100        N/A

1069 7                   BROAD STREET (BEIJING) INVESTMENT              N/A        N/A         The direct holder is a
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)                             Limited Partner.
1070 5             DHONI CAYMAN GP LTD.                                 100        N/A

1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1072 5             DHONI CAYMAN HOLDINGS LTD.                           100        N/A

1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  100        N/A

1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        100        N/A

1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            100        N/A




1077 5             GS HONY HOLDINGS I LTD.                              100        N/A

1078 5             GS HONY HOLDINGS II LTD.                             100        N/A

1079 5             GSPS ASIA LIMITED                                    100        N/A

1080 6                 GREEN LOTUS LIMITED                              100        N/A

1081 6                 GSPS DAI VIET LTD.                               100        N/A

1082 6                 NAM VIET LTD.                                    100        N/A

1083 5             TIGER STRATEGIC INVESTMENTS LTD                      100        N/A


1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  100        N/A

1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  100        N/A
                           INVESTMENTS LIMITED
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  100        N/A
                           (MAURITIUS) LIMITED

1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         100        N/A

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1089 8                   JADE DRAGON VENTURE INVESTMENT                 525990 - Other         Beijing                CHINA, PEOPLES
                           LIMITED                                      Financial Vehicles                            REPUBLIC OF
1090 7                   PANDA INVESTMENTS LTD                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1091 8                   GOLDMAN SACHS STRATEGIC                        525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS II LIMITED                       Financial Vehicles
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1093 9                       M. PALLONJI ENTERPRISES                    525990 - Other         Mumbai                 INDIA (OTHER)
                               PRIVATE LIMITED                          Financial Vehicles
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1095 8                   ZAHEER MAURITIUS                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1099 6                 WWD RUBY LIMITED                                 525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1102 4             KIRI (DELAWARE) L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1103 4             SHIGA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices       NEW YORK      NY       UNITED STATES
                   HOLDINGS LP                                          of Other Holding
                                                                        Companies
1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            523130 - Commodity     Halifax       NS       CANADA
                     CORPORATION                                        Contracts Dealing
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         523120 -               Mexico City            MEXICO
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA   Securities Brokerage
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1122 4             GOLDMAN SACHS (RUSSIA)                               523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1124 5             CMC Markets PLC                                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1126 7                   CLIENT2CLIENT.COM LIMITED                      523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1127 7                   CMC Group Limited                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1128 7                   CMC MARKETS UK PLC                             523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1129 8                   CMC Markets US LLC                             523910 -               Wilmington    DE       UNITED STATES
                                                                        Miscellaneous
                                                                        Intermediation
1130 7                   CMC Spreadbet Plc                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1131 7                   CMC Trustees Limited                           523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1132 7                   DEAL4FREE.COM LIMITED                          522320 - Financial     London                 UNITED KINGDOM
                                                                        Transactions                                  (OTHER)
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1133 7                   Information Internet Limited                   541511 - Computer      London                 UNITED KINGDOM
                                                                        program or                                    (OTHER)
                                                                        software
                                                                        development
1134 7                   MARKETMAKER LIMITED                            523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1135 6                 CMC Markets (Finance) Limited                    523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1136 6                 CMC Markets Overseas Holdings Limited            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1137 7                   CMC Markets Asia Limited                       523910 -               Wan Chai               HONG KONG
                                                                        Miscellaneous
                                                                        Intermediation
1138 7                   CMC Markets Canada Inc                         523910 -               Toronto       ON       CANADA
                                                                        Miscellaneous
                                                                        Intermediation
1139 7                   CMC Markets Development (pty) Limited          523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1140 7                   CMC Markets Digital Options GmbH               541511 - Computer      Vienna                 AUSTRIA
                                                                        program or
                                                                        software
                                                                        development
1141 7                   CMC Markets Group Australia Pty Ltd.           551112 - Offices       Sydney                 AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           541990 - All Other     Sydney                 AUSTRALIA
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1143 9                       CMC Markets Pty Ltd                        523910 -               Sydney                 AUSTRALIA
                                                                        Miscellaneous
                                                                        Intermediation
1144 10                        CMC International Financial Consulting   541990 - All Other     Beijing                CHINA, PEOPLES
                                 (Beijing) Co., Ltd                     Professional,                                 REPUBLIC OF
                                                                        Scientific, and
                                                                        Technical Services
1145 8                   CMC Markets Stockbroking Limited               523120 -               Sydney                 AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1146 9                       CMC Markets Stockbroking Limited Nominees  522320 - Financial     Sydney                 AUSTRALIA
                               (No.2 Account) Pty Limited               Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1147 8                   CMC Markets Stockbroking Limited               522320 - Financial     Sydney                 AUSTRALIA
                           Nominees Pty Limited                         Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1148 7                   CMC Markets Japan KK                           523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1149 7                   CMC Markets NZ Limited                         523910 -               Auckland               NEW ZEALAND
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1150 7                   CMC Markets Singapore Pte. Ltd                 541990 - All Other     Singapore              SINGAPORE
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1151 7                   CMC Markets South Africa (pty) Limited         523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1152 7                   REDMONITOR GMBH                                522320 - Financial     Vienna                 AUSTRIA
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1154 4             TEX FUNDING                                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1155 3           GOLDMAN SACHS IRELAND LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   525910 - Open-End      Dublin                 IRELAND
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI           Investment Funds
                     MANAGER FUNDS

1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
1163 3           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              525910 - Open-End      Osasco                 BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA         Investment Funds
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       523120 -               Sao Paulo              BRAZIL
                     VALORES MOBILIARIOS S/A                            Securities
                                                                        Brokerage
1167 3           GS (ASIA) L.P.                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1168 4             GOLDMAN SACHS (JAPAN) LTD.                           551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        523110 -               Tokyo                  JAPAN
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           525910 - Open-End      George Town            CAYMAN ISLANDS
                         PORTFOLIO YEN FUND (FOR QUALIFIED              Investment Funds
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   541990 - All Other     Tokyo                  JAPAN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 100        N/A
                           (MAURITIUS) LIMITED

1089 8                   JADE DRAGON VENTURE INVESTMENT                 100        N/A
                           LIMITED
1090 7                   PANDA INVESTMENTS LTD                          100        N/A


1091 8                   GOLDMAN SACHS STRATEGIC                        100        N/A
                           INVESTMENTS II LIMITED
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               100        N/A

1093 9                       M. PALLONJI ENTERPRISES                    39         N/A
                               PRIVATE LIMITED
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    98         N/A


1095 8                   ZAHEER MAURITIUS                               100        N/A

1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             100        N/A

1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    100        N/A

1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   100        N/A

1099 6                 WWD RUBY LIMITED                                 100        N/A

1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      100        N/A

1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     100        N/A

1102 4             KIRI (DELAWARE) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1103 4             SHIGA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 100        N/A


1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  100        N/A

1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         N/A        N/A         The direct holder is a
                   HOLDINGS LP                                                                 Limited Partner.

1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   100        N/A




1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            100        N/A

1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            100        N/A
                     CORPORATION
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               100        N/A



1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         100        N/A
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             100        100



1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             100        N/A


1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1122 4             GOLDMAN SACHS (RUSSIA)                               99         N/A



1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   100        N/A




1124 5             CMC Markets PLC                                      9          N/A


1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  100        N/A


1126 7                   CLIENT2CLIENT.COM LIMITED                      100        N/A


1127 7                   CMC Group Limited                              100        N/A


1128 7                   CMC MARKETS UK PLC                             100        N/A


1129 8                   CMC Markets US LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1130 7                   CMC Spreadbet Plc                              100        N/A


1131 7                   CMC Trustees Limited                           100        N/A


1132 7                   DEAL4FREE.COM LIMITED                          100        N/A





1133 7                   Information Internet Limited                   100        N/A



1134 7                   MARKETMAKER LIMITED                            100        N/A


1135 6                 CMC Markets (Finance) Limited                    100        N/A


1136 6                 CMC Markets Overseas Holdings Limited            100        N/A


1137 7                   CMC Markets Asia Limited                       100        N/A


1138 7                   CMC Markets Canada Inc                         100        N/A


1139 7                   CMC Markets Development (pty) Limited          100        N/A


1140 7                   CMC Markets Digital Options GmbH               N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1141 7                   CMC Markets Group Australia Pty Ltd.           100        N/A


1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           100        N/A



1143 9                       CMC Markets Pty Ltd                        100        N/A


1144 10                        CMC International Financial Consulting   N/A        N/A         The direct holder is a
                                 (Beijing) Co., Ltd                                            Managing Member.


1145 8                   CMC Markets Stockbroking Limited               100        N/A


1146 9                       CMC Markets Stockbroking Limited Nominees  100        N/A
                               (No.2 Account) Pty Limited




1147 8                   CMC Markets Stockbroking Limited               100        N/A
                           Nominees Pty Limited




1148 7                   CMC Markets Japan KK                           100        N/A


1149 7                   CMC Markets NZ Limited                         100        N/A


1150 7                   CMC Markets Singapore Pte. Ltd                 100        N/A



1151 7                   CMC Markets South Africa (pty) Limited         100        N/A


1152 7                   REDMONITOR GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.




1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    14         N/A

1154 4             TEX FUNDING                                          100        N/A

1155 3           GOLDMAN SACHS IRELAND LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  100        N/A


1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               100        N/A


1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  100        N/A

1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             100        N/A

1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   N/A        N/A         The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI                                  Control through a
                     MANAGER FUNDS                                                             Management Agreement or
                                                                                               other arrangements.
1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1163 3           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             100        N/A

1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              100        N/A
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       100        N/A
                     VALORES MOBILIARIOS S/A

1167 3           GS (ASIA) L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1168 4             GOLDMAN SACHS (JAPAN) LTD.                           100        N/A


1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        100        N/A



1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           100        N/A
                         PORTFOLIO YEN FUND (FOR QUALIFIED
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   100        N/A

1172 5             MLT INVESTMENTS LTD.                                 551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1173 6                 ELEVATECH LIMITED                                525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       525990 - Other         Wilmington    DE       UNITED STATES
                         L.L.C.                                         Financial Vehicles
1176 7                   AGALIA CAPITAL LTD.                            525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1184 4             FRANKFURTER MOBILIEN LIMITED                         525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   551112 - Offices       NEW YORK      NY       UNITED STATES
                         HOLDINGS LLC                                   of Other Holding
                                                                        Companies
1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1189 5                  GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   551112 - Offices       NEW YORK      NY       UNITED STATES
                     LLC                                                of Other Holding
                                                                        Companies
1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        551112 - Offices       New York      NY       UNITED STATES
                         HOLDINGS, LP                                   of Other Holding
                                                                        Companies
1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            551112 - Offices       New York      NY       UNITED STATES
                     HOLDINGS, LP                                       of Other Holding
                                                                        Companies
1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1195 4             GS CAPITAL FUNDING, INC.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1198 4             GS DIVERSIFIED FINANCE III, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1200 4             GS DIVERSIFIED FINANCE V, LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1201 4             GS DIVERSIFIED HOLDINGS II LLC                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1202 4             GS GLOBAL FUNDING II, CO.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1203 4             GS LONGPORT INVESTMENT CORPORATION                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1204 4             GS Wind Power I, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1206 4             JLQ LLC                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1207 5                 GK SPICA                                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1208 5                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1209 6                     GK BLUE SQUARE                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1211 4             JTGLQ COMPANY                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1214 5                 BAEKDU INVESTMENTS LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1215 4             LANSDALE INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1216 4             MHLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1217 4             MLQ2 (DELAWARE) LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1218 5             MBD Holdings GK                                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1219 6                 GK IZUMO CAPITAL                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1220 6                 GK JUPITER INVESTMENT II                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1221 6                 GK MISHIMA CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1222 6                 GK OUKA                                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1223 6                 GK SHIROKAWA                                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1224 6                 GK TERAMACHI CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1225 6                 SH OUKA HOLDINGS                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1226 7                   GK OUKA                                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1227 4             NAEBA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1228 4             NJLQ (IRELAND) LIMITED                               525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1229 4             RESTAMOVE IRELAND LIMITED                            523110 -               Dublin                 IRELAND
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1231 4             SHIZUOKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1232 4             SINGEL COOL ONE B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1233 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1234 6                 Archon Group Gestion                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1235 4             SINGEL COOL TWO B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1236 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1237 4             STRATEGIC INVESTMENT JV LLC                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1238 4             UNI OCNS HOLDINGS                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1239 3           GS INDIA HOLDINGS L.P.                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                         LIMITED                                        Management
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            523991 - Trust,        Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Fiduciary, and
                                                                        Custody Activities
1246 6                 Goldman Sachs (India) Finance Private            522294 - Secondary     Mumbai                 INDIA (OTHER)
                         Limited                                        Market Financing
1247 5             Goldman Sachs (India) Finance Private Limited        522294 - Secondary     Mumbai                 INDIA (OTHER)
                                                                        Market Financing
1248 5             Paternoster India Private Limited                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            523110 -               Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Investment Banking
                                                                        and Securities
                                                                        Dealing
1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         523110 -               Mumbai                 INDIA (OTHER)
                         LIMITED                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1254 6                 Paternoster India Private Limited                524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies

1172 5             MLT INVESTMENTS LTD.                                 100        N/A


1173 6                 ELEVATECH LIMITED                                100        N/A

1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        100        N/A

1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       N/A        N/A         The direct holder is a
                         L.L.C.                                                                Managing Member.
1176 7                   AGALIA CAPITAL LTD.                            75         N/A

1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        100        N/A

1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            100        N/A

1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1184 4             FRANKFURTER MOBILIEN LIMITED                         99         N/A

1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   N/A        N/A         The direct holder is a
                         HOLDINGS LLC                                                              Managing Member.

1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               General Partner.

1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               Limited Partner.

1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            100        N/A

1189 5                 GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED     100        N/A

1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.

1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        N/A        N/A         The direct holder is a
                         HOLDINGS, LP                                                              General Partner.

1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            N/A        N/A         The direct holder is a
                     HOLDINGS, LP                                                              Limited Partner.

1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1195 4             GS CAPITAL FUNDING, INC.                             100        N/A

1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   100        N/A


1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              100        N/A

1198 4             GS DIVERSIFIED FINANCE III, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1200 4             GS DIVERSIFIED FINANCE V, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1201 4             GS DIVERSIFIED HOLDINGS II LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1202 4             GS GLOBAL FUNDING II, CO.                            100        N/A

1203 4             GS LONGPORT INVESTMENT CORPORATION                   100        N/A

1204 4             GS Wind Power I, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         100        N/A

1206 4             JLQ LLC                                              100        N/A

1207 5                 GK SPICA                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1208 5                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1209 6                     GK BLUE SQUARE                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1211 4             JTGLQ COMPANY                                        100        N/A

1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1214 5                 BAEKDU INVESTMENTS LIMITED                       100        N/A


1215 4             LANSDALE INVESTMENTS LIMITED                         100        N/A



1216 4             MHLQ, S. DE R.L. DE C.V.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1217 4             MLQ2 (DELAWARE) LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1218 5             MBD Holdings GK                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1219 6                 GK IZUMO CAPITAL                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1220 6                 GK JUPITER INVESTMENT II                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1221 6                 GK MISHIMA CAPITAL                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1222 6                 GK OUKA                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1223 6                 GK SHIROKAWA                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1224 6                 GK TERAMACHI CAPITAL                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1225 6                 SH OUKA HOLDINGS                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1226 7                   GK OUKA                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1227 4             NAEBA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1228 4             NJLQ (IRELAND) LIMITED                               100        N/A

1229 4             RESTAMOVE IRELAND LIMITED                            100        N/A



1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  100        N/A

1231 4             SHIZUOKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1232 4             SINGEL COOL ONE B.V.                                 100        N/A

1233 5             ARCHON GROUP (FRANCE)                                100        N/A

1234 6                 Archon Group Gestion                             100        N/A

1235 4             SINGEL COOL TWO B.V.                                 100        N/A

1236 5                 ARCHON GROUP (FRANCE)                            100        N/A

1237 4             STRATEGIC INVESTMENT JV LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1238 4             UNI OCNS HOLDINGS                                    100        N/A

1239 3           GS INDIA HOLDINGS L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                100        N/A


1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        84         N/A
                     LIMITED


1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               100        99



1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       100        N/A
                         LIMITED
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        100        N/A


1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            100        N/A
                         PRIVATE LIMITED

1246 6                 Goldman Sachs (India) Finance Private            100        N/A
                         Limited
1247 5             Goldman Sachs (India) Finance Private Limited        100        100

1248 5             Paternoster India Private Limited                    100        N/A         This holding represents
                                                                                               ownership in Equity.

1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      100        N/A



1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     100        N/A


1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            84         N/A
                         PRIVATE LIMITED


1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         100        N/A
                         LIMITED


1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           100        99



1254 6                 Paternoster India Private Limited                100        N/A         This holding represents
                                                                                               ownership in Equity.

1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   100        N/A

1256 3           GSEM (DEL) HOLDINGS, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1257 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              523130 - Commodity     Sydney                 AUSTRALIA
                                                                        Contracts Dealing
1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                525910 - Open-End      George Town            CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.       Investment Funds
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment Funds
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment Funds
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment Funds
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment Funds
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment Funds
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                         FUND, L.P.                                     Investment Funds
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              525910 - Open-End      Dublin                 IRELAND
                           (IRELAND) LIMITED                            Investment Funds
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Luxembourg             LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment Funds
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           525910 - Open-End      Ebene                  MAURITIUS
                           LIMITED                                      Investment Funds
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525910 - Open-End      Ebene                  MAURITIUS
                           II LIMITED                                   Investment Funds
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525990 - Other         Ebene                  MAURITIUS
                           V LIMITED                                    Financial Vehicles
1274 8                   Goldman Sachs TDN Investors                    525990 - Other         George Town            CAYMAN ISLANDS
                           Offshore, L.P.                               Financial Vehicles
1275 9                       GS INVESTMENT PARTNERS                     525990 - Other         Ebene                  MAURITIUS
                               (MAURITIUS) IV LIMITED                   Financial Vehicles
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1277 5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1278 4             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1279 4             GS INVESTMENTS (CAYMAN) LTD.                         523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1280 5             SOURCE HOLDINGS LIMITED                              551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1281 6                 Source Investment Management Limited             523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1282 6                 Source UK Services Limited                       522294 - Secondary     London                 UNITED KINGDOM
                                                                        Market Financing                              (OTHER)
1283 4             GSEM BERMUDA HOLDINGS, L.P.                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1284 5             GS EQUITY MARKETS, L.P.                              525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1285 5             GSEM (DEL) LLC                                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1286 6                 GS EQUITY MARKETS, L.P.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1288 3           GSPS (DEL) L.P.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1289 4             GSPS BERMUDA CORPORATION LIMITED                     525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  523130 - Commodity     Shanghai               CHINA, PEOPLES
                                                                        Contracts Dealing                             REPUBLIC OF
1292 3           LS UNIT TRUST 2009-I                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1293 3           MEP GS INVESTOR (GP) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1294 4             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1296 3           MLQ, L.L.C.                                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1297 4             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1298 4             ELQ HOLDINGS (DEL) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1300 5             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1301 4             MLQ INVESTORS, L.P.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1303 6                 AR HOLDINGS GK                                   551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1304 7                   GK GOLDMAN SACHS SSG I                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1305 7                   GK KAGURAZAKA HOLDINGS                         551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1306 8                   GK ARISUGAWA FINANCE                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1307 8                   GK SAKURAZAKA CAPITAL                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1309 7                   GS PSI HOLDINGS GK                             551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1310 8                   GOLDMAN SACHS PSI JAPAN GK                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1311 7                   SH ERF HOLDINGS                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1313 7                   YAMAMOTO KAIUN CO., LTD.                       525990 - Other         Kure-shi               JAPAN
                                                                        Financial Vehicles
1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1315 7                   ROPPONGI DOMAIN LLC                            551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1317 5             ENDEAVOR CAYMAN LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1318 5             FOREST GREEN LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1319 5             GK CRYSTAL INVESTMENT                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1320 5             GK KAGURAZAKA HOLDINGS                               551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1321 5             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1323 6                 BLUE DAISY CO., LTD.                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1324 6                 DANDELION INVESTMENTS CO., LTD.                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1325 6                 GAC PERSONAL CO., LTD.                           52399 - All Other      Tokyo                  JAPAN
                                                                        Financial
                                                                        Investment
                                                                        Activities
1326 7                   HYOGO WIDE SERVICE CO., LTD.                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1327 7                   MIDORI DATA CO., LTD.                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   524210 - Insurance     Tokyo                  JAPAN
                                                                        Agencies and
                                                                        Brokerages
1329 6                 GK ARISUGAWA FINANCE                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1330 6                 GK CRYSTAL INVESTMENT                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1331 6                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1333 6                 REC INVESTMENTS CO., LTD.                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1334 6                 S.H. MINATO HOLDINGS                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1335 7                   GREEN MOUNTAIN ONE CO., LTD                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1337 6                 SH IZUMO HOLDINGS                                551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1338 7                   GK IZUMO CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1339 6                 SH MISHIMA HOLDINGS                              551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1256 3           GSEM (DEL) HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

1257 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              100        N/A

1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      100        N/A
                     LTD.

1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                N/A        N/A         The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                              Limited Partner.
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC                             Non-Managing Member.
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC                            Non-Managing Member.
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC                           Non-Managing Member.
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC                            Non-Managing Member.
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC                             Non-Managing Member.
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         N/A        N/A         The direct holder is a
                         FUND, L.P.                                                            Limited Partner.
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              100        N/A

1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              100        N/A
                           (IRELAND) LIMITED
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           100        N/A
                           LIMITED
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           II LIMITED
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           V LIMITED
1274 8                   Goldman Sachs TDN Investors                    N/A        N/A         The direct holder is a
                           Offshore, L.P.                                                      Limited Partner.
1275 9                       GS INVESTMENT PARTNERS                     100        N/A
                               (MAURITIUS) IV LIMITED
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           100        N/A

1277 5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1278 4             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1279 4             GS INVESTMENTS (CAYMAN) LTD.                         100        N/A




1280 5             SOURCE HOLDINGS LIMITED                              22         N/A


1281 6                 Source Investment Management Limited             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1282 6                 Source UK Services Limited                       100        N/A

1283 4             GSEM BERMUDA HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1284 5             GS EQUITY MARKETS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1285 5             GSEM (DEL) LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1286 6                 GS EQUITY MARKETS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.

1288 3           GSPS (DEL) L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1289 4             GSPS BERMUDA CORPORATION LIMITED                     100        N/A

1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  100        N/A

1292 3           LS UNIT TRUST 2009-I                                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1293 3           MEP GS INVESTOR (GP) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1294 4             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1296 3           MLQ, L.L.C.                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1297 4             CMLQ INVESTORS COMPANY                               100        N/A

1298 4             ELQ HOLDINGS (DEL) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      100        N/A

1300 5             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1301 4             MLQ INVESTORS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1303 6                 AR HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



1304 7                   GK GOLDMAN SACHS SSG I                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1305 7                   GK KAGURAZAKA HOLDINGS                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1306 8                   GK ARISUGAWA FINANCE                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1307 8                   GK SAKURAZAKA CAPITAL                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1309 7                   GS PSI HOLDINGS GK                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1310 8                   GOLDMAN SACHS PSI JAPAN GK                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1311 7                   SH ERF HOLDINGS                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1313 7                   YAMAMOTO KAIUN CO., LTD.                       100        N/A

1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      100        N/A


1315 7                   ROPPONGI DOMAIN LLC                            100        N/A




1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  N/A        N/A         The direct holder has Other
                                                                                               Management Control
1317 5             ENDEAVOR CAYMAN LTD.                                 N/A        N/A         The direct holder has Other
                                                                                               Management Control
1318 5             FOREST GREEN LTD.                                    N/A        N/A         The direct holder has Other
                                                                                               Management Control
1319 5             GK CRYSTAL INVESTMENT                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1320 5             GK KAGURAZAKA HOLDINGS                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1321 5             GK YAMAMOTO KAIUN HOLDINGS                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      100        N/A


1323 6                 BLUE DAISY CO., LTD.                             100        N/A

1324 6                 DANDELION INVESTMENTS CO., LTD.                  100        N/A

1325 6                 GAC PERSONAL CO., LTD.                           100        N/A



1326 7                   HYOGO WIDE SERVICE CO., LTD.                   100        N/A

1327 7                   MIDORI DATA CO., LTD.                          100        N/A

1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   100        N/A


1329 6                 GK ARISUGAWA FINANCE                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1330 6                 GK CRYSTAL INVESTMENT                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1331 6                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              100        N/A

1333 6                 REC INVESTMENTS CO., LTD.                        100        N/A

1334 6                 S.H. MINATO HOLDINGS                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
1335 7                   GREEN MOUNTAIN ONE CO., LTD                    100        N/A

1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    100        N/A

1337 6                 SH IZUMO HOLDINGS                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1338 7                   GK IZUMO CAPITAL                                                      The direct holder is a
                                                                                               Non-Managing Member.
1339 6                 SH MISHIMA HOLDINGS                              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.

1340 7                   GK MISHIMA CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1341 6                 SH SHIROKAWA HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1342 7                   GK SHIROKAWA                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1343 6                 SH TERAMACHI HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1344 7                   GK TERAMACHI CAPITAL                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1345 6                 SH WHITE FLOWER                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1346 7                   GK FRANGIPANI                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1347 6                 WHITE OCEAN CO., LTD.                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1348 5             GS GFKL INVESTOR LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1349 6                 DOVULL SPV GMBH & CO. KG                         525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1350 5             GS PIA HOLDINGS GK                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1351 6                 CRANE HOLDINGS LTD.                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1352 7                   SG INVESTMENTS KK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1353 6                 GK JUPITER INVESTMENT III                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1354 6                 GS TK HOLDINGS I GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1355 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1356 6                 GS TK HOLDINGS III GK                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1357 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1358 6                 GS TK HOLDINGS V GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1359 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1360 5             Impact Holding Cayman Co., Ltd.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1361 5             K.K. MINATO SAIKEN KAISHU                            551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1362 5             KAIHIN CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1364 5             KINMIRAI CAYMAN CO., LTD                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1365 5             KUROBE CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1366 5             LINDEN WOOD IIS LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1367 6                 CMA CO., LTD.                                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1368 5             LINDEN WOOD, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1369 5             LUIGI CAYMAN CO., LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1370 5             MUSASHI CAYMAN CO., LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1371 5             MUSASHINO CAYMAN CO., LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1372 5             PIA HOLDINGS CAYMAN                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1373 6                 GS PIA HOLDINGS GK                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1374 5             RUBY REALTY CAYMAN LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1375 5             SAYAMA CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1376 5             SHINING PARTNERS LTD.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1377 5             SHIOHAMA CAYMAN CO., LTD.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1378 5             SOLAR WIND II LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1379 5             SOLAR WIND LTD.                                      525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1381 6                 ISEZAKI KAIHATSU CO., LTD.                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  522298 - All Other     Tokyo                  JAPAN
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1383 5             SP CAYMAN 2 LTD.                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1384 5             UNIVERSAL REALTY CO., LTD.                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1385 4             MTGLQ INVESTORS, L.P.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1388 6                 CDMC, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1390 5             CDMC, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1393 7                   CDV-1, LTD.                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1394 8                   CRE-1 a.s.                                     525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1395 5             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1396 5             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1397 5             DAC HOLDINGS I, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1398 6                 DAC HOLDINGS VII, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1401 6                 DAC HOLDINGS VIII, L.L.C.                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1403 5             DADELAND RETAIL LLC                                  551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1404 5             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1405 6                 DBGS FRANKLIN LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1406 5             ELQ INVESTORS, LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1407 6                 CDV-2, LTD.                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1408 7                   QAF ASSETS s.r.o.                              525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1410 6                 CONRAD P4 LTD.                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1411 6                 G.S.Q SPV (1) LIMITED                            525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1414 7                   BLOSSOM HOLDING III BV                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         London                 UNITED KINGDOM
                           (2009) LTD                                   Financial Vehicles                            (OTHER)
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         Amsterdam              NETHERLANDS
                           B.V.                                         Financial Vehicles
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 551112 - Offices       Amsterdam              NETHERLANDS
                           TREOFAN                                      of Other Holding
                                                                        Companies
1418 7                   MATTERHORN ACQUISITIONS LTD.                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1419 7                   PMF-2, LTD                                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1420 7                   YELLOW ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

1340 7                   GK MISHIMA CAPITAL                                                    The direct holder is a
                                                                                               Non-Managing Member.
1341 6                 SH SHIROKAWA HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1342 7                   GK SHIROKAWA                                                          The direct holder is a
                                                                                               Non-Managing Member.
1343 6                 SH TERAMACHI HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1344 7                   GK TERAMACHI CAPITAL                                                  The direct holder is a
                                                                                               Non-Managing Member.
1345 6                 SH WHITE FLOWER                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1346 7                   GK FRANGIPANI                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1347 6                 WHITE OCEAN CO., LTD.                            100        N/A

1348 5             GS GFKL INVESTOR LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1349 6                 DOVULL SPV GMBH & CO. KG                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1350 5             GS PIA HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1351 6                 CRANE HOLDINGS LTD.                              100        N/A

1352 7                   SG INVESTMENTS KK                              61         N/A

1353 6                 GK JUPITER INVESTMENT III                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1354 6                 GS TK HOLDINGS I GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1355 7                   EACCESS LTD.                                   30         N/A


1356 6                 GS TK HOLDINGS III GK                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1357 7                   EACCESS LTD.                                   30         N/A


1358 6                 GS TK HOLDINGS V GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1359 7                   EACCESS LTD.                                   30         N/A


1360 5             Impact Holding Cayman Co., Ltd.                      100        N/A


1361 5             K.K. MINATO SAIKEN KAISHU                            100        N/A




1362 5             KAIHIN CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1364 5             KINMIRAI CAYMAN CO., LTD                             N/A        N/A         The direct holder has Other
                                                                                               Management Control
1365 5             KUROBE CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1366 5             LINDEN WOOD IIS LTD.                                 100        N/A

1367 6                 CMA CO., LTD.                                    100        N/A

1368 5             LINDEN WOOD, LTD.                                    100        N/A

1369 5             LUIGI CAYMAN CO., LTD.                               N/A        N/A         The direct holder has Other
                                                                                               Management Control
1370 5             MUSASHI CAYMAN CO., LTD.                             100        N/A

1371 5             MUSASHINO CAYMAN CO., LTD.                           N/A        N/A         The direct holder has Other
                                                                                               Management Control
1372 5             PIA HOLDINGS CAYMAN                                  100        N/A

1373 6                 GS PIA HOLDINGS GK                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1374 5             RUBY REALTY CAYMAN LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1375 5             SAYAMA CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1376 5             SHINING PARTNERS LTD.                                100        N/A

1377 5             SHIOHAMA CAYMAN CO., LTD.                            N/A        N/A         The direct holder has Other
                                                                                               Management Control
1378 5             SOLAR WIND II LTD.                                   100        N/A

1379 5             SOLAR WIND LTD.                                      100        N/A

1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           100        N/A

1381 6                 ISEZAKI KAIHATSU CO., LTD.                       100        N/A

1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  100        N/A



1383 5             SP CAYMAN 2 LTD.                                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1384 5             UNIVERSAL REALTY CO., LTD.                           100        N/A

1385 4             MTGLQ INVESTORS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1388 6                 CDMC, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1390 5             CDMC, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
1393 7                   CDV-1, LTD.                                    100        100

1394 8                   CRE-1 a.s.                                     100        N/A

1395 5             CDV-1 HOLDING COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1396 5             CMLQ INVESTORS COMPANY                               100        N/A

1397 5             DAC HOLDINGS I, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1398 6                 DAC HOLDINGS VII, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1401 6                 DAC HOLDINGS VIII, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1403 5             DADELAND RETAIL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1404 5             DBGS FRANKLIN HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1405 6                 DBGS FRANKLIN LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1406 5             ELQ INVESTORS, LTD                                   100        100

1407 6                 CDV-2, LTD.                                      100        N/A

1408 7                   QAF ASSETS s.r.o.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               50         N/A

1410 6                 CONRAD P4 LTD.                                   100        N/A

1411 6                 G.S.Q SPV (1) LIMITED                            100        N/A

1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       100        N/A




1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              100        N/A

1414 7                   BLOSSOM HOLDING III BV                         100        N/A

1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           (2009) LTD
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           B.V.
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 N/A        N/A         The direct holder is a
                           TREOFAN                                                             Non-Managing Member.

1418 7                   MATTERHORN ACQUISITIONS LTD.                   100        N/A

1419 7                   PMF-2, LTD                                     100        N/A

1420 7                   YELLOW ACQUISITIONS LTD                        100        N/A

1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         100        N/A

1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            100        N/A

1424 8                   KRETA ACQUISITIONS LTD                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1425 9                       KRETA IMMOBILIEN GMBH                      525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1426 8                   KYPRIS ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1427 9                       KYPRIS IMMOBILIEN GMBH                     525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1428 8                   POSEIDON ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1429 9                       POSEIDON IMMOBILIEN GMBH                   525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1430 7                   SANA ACQUISITIONS LTD                          525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1432 6                 KILLINGHOLME POWER                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1433 6                 MB ACQUISITIONS B.V.                             525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1434 7                   MB CAPITAL GMBH                                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1435 6                 MONT BLANC ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1436 7                   KILLINGHOLME POWER                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1437 6                 NEG (TPL) LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1438 6                 PMF-1, LTD                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1439 6                 QMH LIMITED                                      525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1441 7                   CROMAN INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1442 7                   RINANI INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1443 7                   SCC ASSETS MANAGEMENT                          525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1444 7                   SEQUOIA CREDIT CONSOLIDATION                   525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
1447 6                 TELE SPV LIMITED                                 525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1448 6                 WESTERN POWER INVESTMENTS LIMITED                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1449 6                 YORAM LIMITED                                    525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1450 6                 YPSILON PORTFOLIO LTD                            525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1452 5             FAIRWAY RESOURCES GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1456 5             GCN HOLDING LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1457 6                 GCN HOLDING (CANADA) ULC                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1463 5             GS MACRO INVESTMENTS LLC                             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1464 6                 GS MACRO INVESTMENTS IV, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1465 6                 GS MACRO INVESTMENTS V, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1466 5             GSEMI HOLDINGS CORPORATION                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1467 6                 GS Euro Investments                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1468 6                 GS Euro Management                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1469 5             HILTON GLOBAL HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1470 5             LIQUIDITY ASSETS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1471 5             MLQ HOLDCO, L.L.C.                                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1472 6                 MLQ BK REO, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1473 5             MLQ-MLL, LLC                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1474 5             MTGRP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1475 6                 NZ PROPERTY FINANCE PARTNERS                     525990 - Other         Singapore              SINGAPORE
                                                                        Financial Vehicles
1476 5             NCS I LLC                                            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1477 6                 NCS Holding Company, Inc.                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1478 7                   ACFI Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1479 7                   ACLC Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1480 7                   Amresco Commercial Finance, LLC                525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1481 7                   Amresco SBA Holdings, Inc.                     525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1482 8                   40 Maplecrest Road, LLC                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1483 8                   Independence Funding Holding                   525990 - Other         Dallas        TX       UNITED STATES
                           Company, LLC                                 Financial Vehicles
1484 7                   CLC Funding Corp.                              525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1485 7                   NCS Securities Holding Corp.                   525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1486 5             POWER RECEIVABLE FINANCE, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1487 5             PRESIDIO, LLC                                        525990 - Other         Los Angeles   CA       UNITED STATES
                                                                        Financial Vehicles
1488 5             REMARK FUNDING CO., LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1489 5             REP MCR REALTY, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1490 5             REP PEB REALTY, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1491 5             SCLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial Investment
                                                                        Activities
1494 5             SPARTA INSURANCE HOLDINGS, INC.                      551112 - Offices       Hartford      CT       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1495 6                 SPARTA Insurance Company                         524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1496 7                   SPARTA AMERICAN INSURANCE COMPANY              524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1498 5             SPF ONE IL, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1499 3           MLQ2 (DELAWARE) LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
1501 3           ROTHESAY LIFE, L.L.C.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1503 5             Paternoster Limited                                  524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1504 6                 PATERNOSTER ASSURANCE LIMITED                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1505 6                 Paternoster Financial Services Limited           524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1506 6                 Paternoster Holdings Limited                     551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1507 7                   Paternoster UK Limited                         524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers

1424 8                   KRETA ACQUISITIONS LTD                         100        N/A

1425 9                       KRETA IMMOBILIEN GMBH                      100        N/A

1426 8                   KYPRIS ACQUISITIONS LTD                        100        N/A

1427 9                       KYPRIS IMMOBILIEN GMBH                     100        N/A

1428 8                   POSEIDON ACQUISITIONS LTD                      100        N/A

1429 9                       POSEIDON IMMOBILIEN GMBH                   100        N/A

1430 7                   SANA ACQUISITIONS LTD                          100        N/A

1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1432 6                 KILLINGHOLME POWER                               99         100

1433 6                 MB ACQUISITIONS B.V.                             100        N/A

1434 7                   MB CAPITAL GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1435 6                 MONT BLANC ACQUISITIONS LTD                      100        N/A

1436 7                   KILLINGHOLME POWER                             99         N/A

1437 6                 NEG (TPL) LIMITED                                100        N/A

1438 6                 PMF-1, LTD                                       100        N/A

1439 6                 QMH LIMITED                                      90         N/A

1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         45         N/A

1441 7                   CROMAN INVESTMENTS LIMITED                     100        N/A

1442 7                   RINANI INVESTMENTS LIMITED                     100        N/A

1443 7                   SCC ASSETS MANAGEMENT                          100        N/A

1444 7                   SEQUOIA CREDIT CONSOLIDATION                   100        N/A

1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              100        N/A

1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1447 6                 TELE SPV LIMITED                                 100        N/A

1448 6                 WESTERN POWER INVESTMENTS LIMITED                100        N/A

1449 6                 YORAM LIMITED                                    100        N/A

1450 6                 YPSILON PORTFOLIO LTD                            100        100

1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1452 5             FAIRWAY RESOURCES GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1456 5             GCN HOLDING LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1457 6                 GCN HOLDING (CANADA) ULC                         100        N/A

1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  100        N/A

1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      99         N/A

1463 5             GS MACRO INVESTMENTS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1464 6                 GS MACRO INVESTMENTS IV, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1465 6                 GS MACRO INVESTMENTS V, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1466 5             GSEMI HOLDINGS CORPORATION                           100        N/A


1467 6                 GS Euro Investments                              100        N/A

1468 6                 GS Euro Management                               100        N/A

1469 5             HILTON GLOBAL HOLDINGS LLC                           26         N/A


1470 5             LIQUIDITY ASSETS LIMITED                             100        N/A

1471 5             MLQ HOLDCO, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1472 6                 MLQ BK REO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1473 5             MLQ-MLL, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1474 5             MTGRP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1475 6                 NZ PROPERTY FINANCE PARTNERS                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1476 5             NCS I LLC                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1477 6                 NCS Holding Company, Inc.                        100        N/A

1478 7                   ACFI Funding Corp.                             100        N/A

1479 7                   ACLC Funding Corp.                             100        N/A

1480 7                   Amresco Commercial Finance, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1481 7                   Amresco SBA Holdings, Inc.                     100        N/A

1482 8                   40 Maplecrest Road, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1483 8                   Independence Funding Holding                   N/A        N/A         The direct holder is a
                           Company, LLC                                                        Managing Member.
1484 7                   CLC Funding Corp.                              100        N/A

1485 7                   NCS Securities Holding Corp.                   100        N/A

1486 5             POWER RECEIVABLE FINANCE, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1487 5             PRESIDIO, LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1488 5             REMARK FUNDING CO., LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1489 5             REP MCR REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1490 5             REP PEB REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1491 5             SCLQ, S. DE R.L. DE C.V.                             100        N/A

1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL

1494 5             SPARTA INSURANCE HOLDINGS, INC.                      25         N/A


1495 6                 SPARTA Insurance Company                         100        N/A



1496 7                   SPARTA AMERICAN INSURANCE COMPANY              100        N/A



1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             100        N/A



1498 5             SPF ONE IL, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1499 3           MLQ2 (DELAWARE) LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     100        N/A


1501 3           ROTHESAY LIFE, L.L.C.                                  100        N/A


1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       100        N/A


1503 5             Paternoster Limited                                  100        N/A


1504 6                 PATERNOSTER ASSURANCE LIMITED                    100        N/A


1505 6                 Paternoster Financial Services Limited           100        N/A


1506 6                 Paternoster Holdings Limited                     100        N/A


1507 7                   Paternoster UK Limited                         100        N/A

1508 6                 Paternoster Services Limited                     524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1509 7                   EMAP PENSION TRUSTEES LIMITED                  524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1510 5             ROTHESAY LIFE LIMITED                                524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1511 3           SPA UNIT TRUST 2009-I                                  525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1512 3           SPA UNIT TRUST 2009-II                                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO              Investment Funds
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       525910 - Open-End      Rio de Janeiro         BRAZIL
                   MULTIMERCADO                                         Investment Funds
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1522 4             501 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1523 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1524 4             502 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1525 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1526 4             AXM Pty Ltd                                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1527 4             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1528 4             CATUMNAL NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1529 4             COLLINS STREET ENTERPRISES PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1530 5             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
1533 4             Chartres Trading Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        525910 - Open-End      Sydney                 AUSTRALIA
                     ACCESS FUND                                        Investment Funds
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1540 4             GOLDMAN SACHS AUSTRALIA INC.                         523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             551112 - Offices       Auckland               NEW ZEALAND
                         LIMITED                                        of Other Holding                              (OTHER)
                                                                        Companies
1544 7                   DEVELOPMENT SECURITIES LIMITED                 523110 -               Auckland               NEW ZEALAND
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               523999 -               Auckland               NEW ZEALAND
                           FINANCE LIMITED                              Miscellaneous                                 (OTHER)
                                                                        Financial Investment
                                                                        Activities
1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              523120 -               Auckland               NEW ZEALAND
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
1547 8                   EQUITY NOMINEES LIMITED                        523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            523920 - Portfolio     Auckland               NEW ZEALAND
                           LIMITED                                      Management                                    (OTHER)
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Auckland               NEW ZEALAND
                           (NZ) FUND 05                                 Financial Vehicles                            (OTHER)


1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              523920 - Portfolio     Auckland               NEW ZEALAND
                           EQUITY LIMITED                               Management                                    (OTHER)
1551 8                   GOLDMAN SACHS NEW ZEALAND                      525990 - Other         Auckland               NEW ZEALAND
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED  Financial Vehicles                            (OTHER)
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           523120 -               Auckland               NEW ZEALAND
                           LIMITED                                      Securities                                    (OTHER)
                                                                        Brokerage
1553 8                   WARSAND NOMINEES LIMITED                       523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1554 7                   PORTFOLIO CUSTODIAN LIMITED                    523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1555 6                 VALCRON INVESTMENTS LIMITED                      551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           551112 - Offices       Auckland               NEW ZEALAND
                           LIMITED                                      of Other Holding                              (OTHER)
                                                                        Companies
1557 5             KIWIWARRH (NZ) LIMITED                               525990 - Other         Auckland               NEW ZEALAND
                                                                        Financial Vehicles                            (OTHER)
1558 5             Rothmill Investment Company Limited                  523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     523920 - Portfolio     Melbourne              AUSTRALIA
                                                                        Management
1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      523991 - Trust,        Melbourne              AUSTRALIA
                     INTEREST) PTY LTD                                  Fiduciary, and
                                                                        Custody Activities
1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      523120 -               Melbourne              AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1562 5             AMBYNE NOMINEES PTY LTD                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1563 6                 201 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1564 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1565 6                 202 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1566 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1567 5             Darling Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1568 5             FREMANTLE NOMINEES PTY LTD                           523991 - Trust,        Perth                  AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              523210 -               Melbourne              AUSTRALIA
                                                                        Securities and
                                                                        Commodity Exchanges
1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     523999 -               Melbourne              AUSTRALIA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1571 5             Harbour Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1572 5             Hedonwick Nominees Pty Ltd                           523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1573 5             JBW Melbourne Nominees Pty Ltd                       523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1575 5             Medonola Nominees Pty Ltd                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1576 5             Melton Nominees Pty Ltd                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1577 5             Moreton Nominees Pty Ltd                             523991 - Trust,        Brisbane               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1578 5             PERRODON NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1579 5             TORRENS NOMINEES PTY LTD                             523991 - Trust,        Adelaide               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1580 5             WEREFUND PROPRIETARY LIMITED                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1582 5             WERESYD PTY LTD                                      523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1583 5             WINSTONOLA NOMINEES PTY LTD                          551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1585 4             Grancill Pty Ltd                                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1586 4             High Income Investments Pty Ltd                      551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1587 4             IRREWARRA INVESTMENTS PTY LTD                        523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1588 4             Leveraged Income Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1589 4             REGISTERED TRADERS PTY LTD                           551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1590 4             TAROMO PTY LTD                                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies

1508 6                 Paternoster Services Limited                     100        N/A


1509 7                   EMAP PENSION TRUSTEES LIMITED                  100        N/A


1510 5             ROTHESAY LIFE LIMITED                                100        N/A


1511 3           SPA UNIT TRUST 2009-I                                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1512 3           SPA UNIT TRUST 2009-II                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    100        N/A



1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   100        N/A
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       100        N/A
                   MULTIMERCADO
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     100        N/A


1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1522 4             501 INVESTMENT COMPANY PTY LTD                       100        N/A


1523 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1524 4             502 INVESTMENT COMPANY PTY LTD                       100        N/A


1525 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1526 4             AXM Pty Ltd                                          100        N/A


1527 4             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1528 4             CATUMNAL NOMINEES PTY LTD                            100        N/A


1529 4             COLLINS STREET ENTERPRISES PTY LTD                   100        N/A


1530 5             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Class B shares.



1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             100        N/A

1533 4             Chartres Trading Pty Ltd                             100        N/A


1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        3          N/A
                     ACCESS FUND
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             100        N/A


1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               100        N/A


1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         100        N/A


1540 4             GOLDMAN SACHS AUSTRALIA INC.                         100        N/A


1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        100        N/A


1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           100        N/A


1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             100        N/A         This holding represents
                         LIMITED                                                               ownership in Class A shares.

1544 7                   DEVELOPMENT SECURITIES LIMITED                 100        N/A



1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               100        N/A
                           FINANCE LIMITED


1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              100        N/A


1547 8                   EQUITY NOMINEES LIMITED                        100        N/A


1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            100        N/A
                           LIMITED
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder has
                           (NZ) FUND 05                                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              100        N/A
                           EQUITY LIMITED
1551 8                   GOLDMAN SACHS NEW ZEALAND                      100        N/A
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           100        N/A
                           LIMITED

1553 8                   WARSAND NOMINEES LIMITED                       100        N/A


1554 7                   PORTFOLIO CUSTODIAN LIMITED                    100        N/A


1555 6                 VALCRON INVESTMENTS LIMITED                      100        N/A


1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           100        N/A         This holding represents
                           LIMITED                                                             ownership in Class B shares.

1557 5             KIWIWARRH (NZ) LIMITED                               100        N/A

1558 5             Rothmill Investment Company Limited                  100        N/A




1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     100        N/A

1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      100        N/A
                     INTEREST) PTY LTD

1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      100        N/A


1562 5             AMBYNE NOMINEES PTY LTD                              100        N/A


1563 6                 201 INVESTMENT COMPANY PTY LTD                   100        N/A


1564 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1565 6                 202 INVESTMENT COMPANY PTY LTD                   100        N/A


1566 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1567 5             Darling Nominees Pty Ltd                             100        N/A


1568 5             FREMANTLE NOMINEES PTY LTD                           100        N/A


1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              100        N/A


1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     100        N/A




1571 5             Harbour Nominees Pty Ltd                             100        N/A


1572 5             Hedonwick Nominees Pty Ltd                           100        N/A


1573 5             JBW Melbourne Nominees Pty Ltd                       100        N/A


1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     100        N/A


1575 5             Medonola Nominees Pty Ltd                            100        N/A


1576 5             Melton Nominees Pty Ltd                              100        N/A


1577 5             Moreton Nominees Pty Ltd                             100        N/A


1578 5             PERRODON NOMINEES PTY LTD                            100        N/A


1579 5             TORRENS NOMINEES PTY LTD                             100        N/A


1580 5             WEREFUND PROPRIETARY LIMITED                         100        N/A


1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Class C shares.



1582 5             WERESYD PTY LTD                                      100        N/A


1583 5             WINSTONOLA NOMINEES PTY LTD                          100        N/A




1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.


1585 4             Grancill Pty Ltd                                     100        N/A


1586 4             High Income Investments Pty Ltd                      100        N/A


1587 4             IRREWARRA INVESTMENTS PTY LTD                        50         N/A



1588 4             Leveraged Income Pty Ltd                             100        N/A


1589 4             REGISTERED TRADERS PTY LTD                           100        N/A


1590 4             TAROMO PTY LTD                                       100        N/A


1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 100        N/A

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               523991 - Trust,        Melbourne              AUSTRALIA
                     (GENERAL PARTNER) PTY LTD                          Fiduciary, and
                                                                        Custody Activities
1595 5             TATARA PTY LTD                                       522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1596 4             WERENOM PROPRIETARY LIMITED                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  523991 - Trust,        Canberra               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         523920 - Portfolio     Melbourne              AUSTRALIA
                         PTY LTD                                        Management
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               525910 - Open-End      Dublin                 IRELAND
                           INCOME FUND II                               Investment Funds


1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            523920 - Portfolio     Melbourne              AUSTRALIA
                         LIMITED                                        Management
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1604 7                   BRIC EQUITIES KEYSTONE FUND                    525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1605 7                   BRIC II KEYSTONE FUND                          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1610 7                   GLOBAL ALPHA FUND                              525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1611 7                   GLOBAL ALPHA FUND IDPS                         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITY FUND                                  Investment Funds
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1618 7                   GOLDMAN SACHS AUSTRALIAN                       525910 - Open-End      Melbourne              AUSTRALIA
                           INFRASTRUCTURE WHOLESALE FUND                Investment Funds
1619 7                   GOLDMAN SACHS CASH TRUST                       525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Melbourne              AUSTRALIA
                           FUND 05                                      Financial Vehicles
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             525910 - Open-End      Melbourne              AUSTRALIA
                           FIXED INCOME FUND                            Investment Funds
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1644 7                   GOLDMAN SACHS LEADERS FUND                     525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES FUND                                Investment Funds
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES POOLED FUND                         Investment Funds
1647 7                   GOLDMAN SACHS RESOURCES FUND                   525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1649 7                   MULTI-STRATEGY FUND                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1650 7                   PORTFOLIO ADVANTAGE                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1651 7                   PRIVATE EQUITY FUND 2000                       525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1652 7                   SUSTAINABILITY KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1653 6                 WERECAP NOMINEES PTY LTD                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1654 3           GS HLDGS ANZ II PTY LTD                                551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                 Investment Funds
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         525910 - Open-End      Rio de Janeiro         BRAZIL
                   INVESTIMENTO EM ACOES                                Investment Funds
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   525910 - Open-End      Rio de Janeiro         BRAZIL
               DE FUNDOS DE INVESTIMENTO EM ACOES                       Investment Funds
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 525910 - Open-End      Rio de Janeiro         BRAZIL
                   EM ACOES                                             Investment Funds
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         New York      NY       UNITED STATES
               ADVISORS, L.L.C.                                         Financial Vehicles
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1669 5             SANDS (CAYMAN) LTD.                                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               HOLDINGS ADVISORS, INC.                                  Financial Vehicles
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525910 - Open-End      George Town            CAYMAN ISLANDS
                   OPPORTUNITIES HOLDINGS, L.P.                         Investment Funds
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE ADVISORS, INC.                                  Financial Vehicles
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525990 - Other         Wilmington    DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.                     Financial Vehicles
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            100        N/A
                     UNITS) PTY LTD

1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            100        N/A
                     UNITS) PTY LTD

1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               100        N/A
                     (GENERAL PARTNER) PTY LTD

1595 5             TATARA PTY LTD                                       100        N/A


1596 4             WERENOM PROPRIETARY LIMITED                          100        N/A


1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      100        N/A



1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        100        N/A


1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  100        N/A


1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         100        N/A
                         PTY LTD
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               N/A        N/A         The direct holder has
                           INCOME FUND II                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            100        N/A
                         LIMITED
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1604 7                   BRIC EQUITIES KEYSTONE FUND                    N/A        N/A         The direct holder is a
                                                                                               Trustee.
1605 7                   BRIC II KEYSTONE FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                N/A        N/A         The direct holder is a
                                                                                               Trustee.
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1610 7                   GLOBAL ALPHA FUND                              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1611 7                   GLOBAL ALPHA FUND IDPS                         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           N/A        N/A         The direct holder is a
                           EQUITY FUND                                                         Trustee.
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1618 7                   GOLDMAN SACHS AUSTRALIAN                       N/A        N/A         The direct holder is a
                           INFRASTRUCTURE WHOLESALE FUND                                       Trustee.
1619 7                   GOLDMAN SACHS CASH TRUST                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder is a
                           FUND 05                                                             Trustee.
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             N/A        N/A         The direct holder is a
                           FIXED INCOME FUND                                                   Trustee.
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             N/A        N/A         The direct holder is a
                                                                                               Trustee.
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               N/A        N/A         The direct holder is a
                                                                                               Trustee.
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        N/A        N/A         The direct holder is a
                                                                                               Trustee.
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1644 7                   GOLDMAN SACHS LEADERS FUND                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES FUND                                                       Trustee.
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES POOLED FUND                                                Trustee.
1647 7                   GOLDMAN SACHS RESOURCES FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1649 7                   MULTI-STRATEGY FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1650 7                   PORTFOLIO ADVANTAGE                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1651 7                   PRIVATE EQUITY FUND 2000                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1652 7                   SUSTAINABILITY KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1653 6                 WERECAP NOMINEES PTY LTD                         100        N/A


1654 3           GS HLDGS ANZ II PTY LTD                                100        N/A


1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  100        N/A


1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    100        N/A
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         100        N/A
                   INVESTIMENTO EM ACOES
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   100        N/A
               DE FUNDOS DE INVESTIMENTO EM ACOES
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 100        N/A
                   EM ACOES
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  38         N/A

1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    N/A        N/A         The direct holder is a
               ADVISORS, L.L.C.                                                                Managing Member.
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          100        N/A


1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         100        N/A


1669 5             SANDS (CAYMAN) LTD.                                  100        N/A


1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               HOLDINGS ADVISORS, INC.
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES HOLDINGS, L.P.                                                General Partner.
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               OFFSHORE ADVISORS, INC.
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE, L.P.                      Financial Vehicles
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1680 3         GOLDMAN SACHS IRELAND LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1681 2       GOLDMAN SACHS ISRAEL LLC                                   523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities Dealing
1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1683 3         LS UNIT TRUST 2009-I                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1684 3         SPA UNIT TRUST 2009-I                                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1685 3         SPA UNIT TRUST 2009-II                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1687 3         Kinder Morgan Holdco LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds
1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1692 3         COF SPV 11/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1693 3         COIF SPV 3/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1697 5             GSEP 2006 REALTY CORP.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       525990 - Other         George Town            CAYMAN ISLANDS
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.                Financial Vehicles
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS), LTD.                                        Financial Vehicles
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        525910 - Open-End      George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE (L HOLDINGS), LTD.                            Financial Vehicles
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE SPV, LTD.                                     Financial Vehicles
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1724 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1737 5             GSIP ERISA FUND (IRELAND)                            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 OFFSHORE EMPLOYEE FUND, LTD.                           Investment Funds
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              525910 - Open-End      George Town            CAYMAN ISLANDS
                 (BROADSCOPE), LTD.                                     Investment Funds
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS A, LTD.                        Investment Funds
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE, L.P.                                             General Partner.
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             100        N/A

1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1680 3         GOLDMAN SACHS IRELAND LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1681 2       GOLDMAN SACHS ISRAEL LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       100        N/A

1683 3         LS UNIT TRUST 2009-I                                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1684 3         SPA UNIT TRUST 2009-I                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1685 3         SPA UNIT TRUST 2009-II                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1687 3         Kinder Morgan Holdco LLC                                 25         N/A

1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    90         N/A

1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      100        N/A



1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 100        N/A

1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             100        N/A

1692 3         COF SPV 11/11, LTD.                                      100        100

1693 3         COIF SPV 3/11, LTD.                                      100        N/A

1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1697 5             GSEP 2006 REALTY CORP.                               100        N/A

1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        100        N/A

1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    100        N/A

1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        100        N/A

1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      100        N/A

1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            100        N/A

1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     100        N/A
                 LTD.
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       100        N/A
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    100        N/A
                 HOLDINGS), LTD.
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  100        N/A

1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        100        N/A
                 FUND, LTD.
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE (L HOLDINGS), LTD.
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE, LTD.
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     100        N/A

1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE SPV, LTD.
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE, LTD.
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         100        N/A
                 OFFSHORE, LTD.
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   100        N/A
                 LTD.
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    100        N/A
                 LTD.
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              100        N/A
                 INSTITUTIONAL, LTD.
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   100        N/A

1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  100        N/A

1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     100        N/A
                 LTD.
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              100        N/A

1724 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      100        N/A

1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        100        N/A

1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        100        N/A

1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    100        N/A
                 LTD.
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             100        N/A

1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    100        N/A

1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             100        N/A

1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               100        N/A

1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       100        N/A

1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1737 5             GSIP ERISA FUND (IRELAND)                            100        N/A

1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        100        N/A

1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          100        N/A
                 OFFSHORE EMPLOYEE FUND, LTD.
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      100        N/A
                 FUND, LTD.
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      Limited Partner.
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        100        N/A

1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              100        N/A

1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    100        N/A

1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        100        N/A

1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          100        N/A

1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              100        N/A
                 (BROADSCOPE), LTD.
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS A, LTD.
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS B, LTD.                        Investment Funds
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS SP, LTD.                                    Financial Vehicles
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End      George Town            CAYMAN ISLANDS
                 2006, LTD                                              Investment Funds
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           525910 - Open-End      George Town            CAYMAN ISLANDS
                 SEGREGATED PORTFOLIO                                   Investment Funds
1799 3         GREEN CYPRESS FUND, LTD.                                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1803 3         Goldman Sachs Sherwood Fund, Ltd.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1812 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            541990 - All Other     Jersey City   NJ       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1818 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, L.P.                                    Financial Vehicles
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1830 5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1833 4           VF Holdings, L.L.C.                                    525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town           CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1840 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA      UNITED STATES
                                                                        Financial Vehicles
1841 5             SUNGARD CAPITAL CORP.                                51821 - Data           New York      NY      UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS B, LTD.
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             100        N/A
                   HOLDINGS SP, LTD.
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          100        N/A

1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          100        N/A

1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    100        N/A

1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           100        N/A

1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          100        N/A

1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         100        N/A

1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        100        N/A

1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           100        N/A

1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             100        N/A

1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     100        N/A

1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     100        N/A
                 LTD.
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       100        N/A

1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        100        N/A
                 OFFSHORE, LTD.
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              100        N/A
                 INSTITUTIONAL, LTD.
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 INSTITUTIONAL, LTD.
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 OFFSHORE, LTD.
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       100        N/A

1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          100        N/A

1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      100        N/A
                 LTD.
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     100        N/A
                 LTD.
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              100        N/A

1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            100        N/A

1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     100        N/A

1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           100        N/A
                 OFFSHORE, LTD.
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   100        N/A

1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      100        N/A
                 2006, LTD
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 100        N/A

1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      100        N/A
                 LTD.
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           100        N/A
                 SEGREGATED PORTFOLIO
1799 3         GREEN CYPRESS FUND, LTD.                                 100        N/A

1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             100        N/A

1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 100        N/A

1803 3         Goldman Sachs Sherwood Fund, Ltd.                        100        N/A

1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   100        N/A

1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 100        N/A

1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          100        N/A

1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 100        N/A

1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  100        N/A

1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      100        N/A

1812 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1818 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           100        N/A


1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Managing Member.
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND OFFSHORE, L.P.                                                           General Partner.
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1830 5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1833 4           VF Holdings, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1840 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

1841 5             SUNGARD CAPITAL CORP.                                10         N/A         Class L


1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.             Financial Vehicles
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1849 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
1856 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       551112 - Offices       New York      NY       UNITED STATES
                   INCOME BLOCKER, L.L.C.                               of Other Holding
                                                                        Companies
1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore, Ltd.                                         Financial Vehicles
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1868 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            525990 - Other         Wilmington    DE       UNITED STATES
                   HOLDINGS, L.L.C.                                     Financial Vehicles
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other         George Town            CAYMAN ISLANDS
               LIMITED PARTNERSHIP                                      Financial Vehicles
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1897 6               GSREMP BWY POOL 1, LP                              525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1898 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1900 6               GSREMP DB POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1901 5             GSREMP DB POOL 1-B, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1906 5             GS Real Estate Mezzanine Partners Treaty             525990 - Other         Wilmington    DE       UNITED STATES
                     Origination, L.P.                                  Financial Vehicles
1907 4           GS Real Estate Mezzanine Partners Treaty               525990 - Other         Wilmington    DE       UNITED STATES
                   Origination, L.P.                                    Financial Vehicles
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1927 3         GSREMP FINANCE TREATY GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                    Limited Partner.
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1849 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     N/A        N/A         The direct holder is a
                 FUND OFFSHORE HOLDINGS, L.P.                                                  Limited Partner.
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1856 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       N/A        N/A         The direct holder is a
                   INCOME BLOCKER, L.L.C.                                                      Managing Member.

1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   100        N/A
                 Offshore, Ltd.
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1868 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     100        N/A
                 OFFSHORE, LTD.
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          100        N/A


1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       100        N/A

1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      1          N/A

1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            N/A        N/A         The direct holder is a
                   HOLDINGS, L.L.C.                                                            Non-Managing Member.
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1897 6               GSREMP BWY POOL 1, LP                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1898 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1900 6               GSREMP DB POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1901 5             GSREMP DB POOL 1-B, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1906 5             GS Real Estate Mezzanine Partners Treaty             N/A        N/A         The direct holder is a
                     Origination, L.P.                                                         General Partner.
1907 4           GS Real Estate Mezzanine Partners Treaty               N/A        N/A         The direct holder is a
                   Origination, L.P.                                                           Limited Partner.
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.

1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1927 3         GSREMP FINANCE TREATY GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1928 4           GSREMP FINANCE TREATY, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1930 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1932 6               GSREMP DB POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1933 5             GSREMP DB POOL 1-C, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            525990 - Other         Wilmington    DE       UNITED STATES
                     ORIGINATION, L.P.                                  Financial Vehicles
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION, L.P.                                    Financial Vehicles
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1955 3         GSREMP FINANCE ONSHORE GP, LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1956 4           GSREMP FINANCE ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1958 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1960 6               GSREMP DB POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1961 5             GSREMP DB POOL 1-A, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         551112 - Offices       Irving        TX       UNITED STATES
                           L.L.C.                                       of Other Holding
                                                                        Companies
1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1968 3         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     525990 - Other         New York      NY       UNITED STATES
               G.P., L.L.C.                                             Financial Vehicles
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    525990 - Other         New York      NY       UNITED STATES
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings, LP                                           Financial Vehicles
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  525990 - Other         George Town            CAYMAN ISLANDS
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         New York      NY       UNITED STATES
                 Fund 2008, L.P.                                        Financial Vehicles
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore Fund 2008, LTD.                               Financial Vehicles
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE, LTD.                                           Financial Vehicles
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 525910 - Open-End      Rio de Janeiro         BRAZIL
               FUNDO DE INVESTIMENTO                                    Investment Funds
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    525910 - Open-End      Rio de Janeiro         BRAZIL
                                                                        Investment Funds
1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1995 3         ARROW CAPITAL RISK SERVICES LIMITED                      524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

1928 4           GSREMP FINANCE TREATY, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1930 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1932 6               GSREMP DB POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1933 5             GSREMP DB POOL 1-C, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            N/A        N/A         The direct holder is a
                     ORIGINATION, L.P.                                                         General Partner.
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION, L.P.                                                           Limited Partner.
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.

1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1955 3         GSREMP FINANCE ONSHORE GP, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1956 4           GSREMP FINANCE ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1958 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1960 6               GSREMP DB POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1961 5             GSREMP DB POOL 1-A, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         N/A        N/A         The direct holder is a
                           L.L.C.                                                              Non-Managing Member.

1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1968 3         GSREMP FINANCE ONSHORE, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     N/A        N/A         The direct holder is a
               G.P., L.L.C.                                                                    Non-Managing Member.
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    N/A        N/A         The direct holder is a
                 Holdings, LP                                                                  General Partner.
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    N/A        N/A         The direct holder is a
                 Fund 2008, L.P.                                                               General Partner.
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    100        N/A
                 Offshore Fund 2008, LTD.
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   100        N/A
               OFFSHORE, LTD.
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 100        N/A
               FUNDO DE INVESTIMENTO
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    100        N/A

1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           61         N/A

1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           60         N/A

1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           50         N/A

1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           33         N/A

1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           51         N/A

1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           74         N/A

1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


1995 3         ARIEL RE BERMUDA LIMITED                                 100        N/A


1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      100        N/A

1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             100        N/A

1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          100        N/A

2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              100        N/A

2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       100        N/A

2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        100        N/A

2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2013 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2015 3         VOLBROKER.COM LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2016 4           TFS-ICAP Limited                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2017 4           TFS-ICAP, LLC                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2018 4           TRADITION FINANCIAL SERVICES GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2021 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
2024 2       GOLDMAN, SACHS & CO.                                       523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        522110 -               Atlanta       GA       UNITED STATES
                                                                        Commercial Banking
2026 3         AUGUSTA ADVISORS, L.L.C.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles


2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          522110 -               Nashville     TN       UNITED STATES
                                                                        Commercial Banking
2028 3         BAMM HOLLOW, LLC                                         531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
2029 3         CHI-X GLOBAL HOLDINGS LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2030 3         CHILTERN TRUST                                           523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

2032 3         DERIVIX CORP.                                            541990 - All Other     Beverly       MA       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
2033 3         FLURET TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities

2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
2039 4           GOLDMAN SACHS SERVICES LIMITED                         54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
                 GP, L.L.C.                                             Financial Vehicles


2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2049 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2050 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2051 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2052 7                 EDAM HOLDING S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2054 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2055 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2057 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2058 7                 GS DEJAKOO II, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2059 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2060 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2061 7                 GS PRYSMIAN CO-INVEST LP                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2062 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2067 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2069 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2070 8                   OCNS CAYMAN GP                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2071 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2072 7                 MULBERRY HOLDINGS I, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2073 7                 OCNS CAYMAN, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2074 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2075 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2076 7                 UES OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2077 6               GSCP V ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2080 8                   GS PRYSMIAN CO-INVEST LP                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2081 6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2082 6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2091 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2092 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2093 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2094 7                 DEJAKOO CAYMAN CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2095 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2013 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2015 3         VOLBROKER.COM LIMITED                                    21         N/A

2016 4           TFS-ICAP Limited                                       49         N/A

2017 4           TFS-ICAP, LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2018 4           TRADITION FINANCIAL SERVICES GMBH                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2021 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 100        N/A

2024 2       GOLDMAN, SACHS & CO.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        9          N/A

2026 3         AUGUSTA ADVISORS, L.L.C.                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          9          N/A

2028 3         BAMM HOLLOW, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2029 3         CHI-X GLOBAL HOLDINGS LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2030 3         CHILTERN TRUST                                           N/A        N/A         The direct holder is a
                                                                                               Trustee.

2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2032 3         DERIVIX CORP.                                            42         N/A



2033 3         FLURET TRUST                                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             100        N/A


2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           100        N/A




2039 4           GOLDMAN SACHS SERVICES LIMITED                         100        N/A




2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   N/A        N/A         The direct holder has
                 GP, L.L.C.                                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     100        N/A

2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2049 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2050 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2051 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2052 7                 EDAM HOLDING S.A R.L.                            100        N/A

2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    33         N/A

2054 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2055 7                 FS Invest S.a r.l.                               44         N/A

2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2057 7                 GRE OCNS HOLDINGS                                100        N/A

2058 7                 GS DEJAKOO II, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2059 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2060 7                 GS Lux Management Services S.a r.l.              100        N/A

2061 7                 GS PRYSMIAN CO-INVEST LP                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2062 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   100        N/A

2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2067 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2069 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2070 8                   OCNS CAYMAN GP                                 70         N/A

2071 7                 Kinder Morgan Holdco LLC                         25         N/A

2072 7                 MULBERRY HOLDINGS I, LLC                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2073 7                 OCNS CAYMAN, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2074 7                 PVF HOLDINGS LLC                                 63         N/A

2075 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2076 7                 UES OCNS HOLDINGS                                99         N/A

2077 6               GSCP V ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 100        N/A

2080 8                   GS PRYSMIAN CO-INVEST LP                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2081 6               SEVRES II S.A.R.L.                                 73         73

2082 6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          100        N/A

2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2091 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2092 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2093 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2094 7                 DEJAKOO CAYMAN CORP.                             100        N/A

2095 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2096 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2098 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2099 7                 GS DEJAKOO I, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2100 8                   DEJAKOO CAYMAN CORP.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2101 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2102 7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2103 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2104 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2110 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2111 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2112 7                 MULBERRY HOLDINGS II, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2113 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2114 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2117 8                   ALCHEMY HOLDING S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2118 8                   ARAMARK HOLDINGS CORPORATION                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2119 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2120 8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2121 8                   FS Invest S.a r.l.                             525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2123 8                   GRE OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2124 8                   GS DEJAKOO II, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2125 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2126 8                   GSCP V EDMC GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2134 10                      Kinder Morgan Holdco LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2136 8                   HAR JPN CAYMAN HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2137 8                   MULBERRY HOLDINGS I, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2138 8                   PVF HOLDINGS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2139 8                   SUNGARD CAPITAL CORP.                          51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2140 8                   UES OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2144 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2145 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2146 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2148 7                 GSCP V ADVISORS, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2149 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2150 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2151 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2153 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2154 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2162 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2163 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2166 4           GSCP V OVERRIDE, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2174 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2176 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2177 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2178 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2179 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2096 7                 FS Invest S.a r.l.                               44         N/A

2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2098 7                 GRE OCNS HOLDINGS                                100        N/A

2099 7                 GS DEJAKOO I, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2100 8                   DEJAKOO CAYMAN CORP.                           100        N/A

2101 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2102 7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2103 7                 GS Lux Management Services S.a r.l.              100        N/A

2104 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     100        N/A

2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2110 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2111 7                 Kinder Morgan Holdco LLC                         25         N/A

2112 7                 MULBERRY HOLDINGS II, LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2113 7                 PVF HOLDINGS LLC                                 63         N/A

2114 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2117 8                   ALCHEMY HOLDING S.A.R.L.                       99         96

2118 8                   ARAMARK HOLDINGS CORPORATION                   20         N/A

2119 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2120 8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

2121 8                   FS Invest S.a r.l.                             44         N/A

2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,      N/A        N/A         The direct holder is a
                             L.P.                                                              Limited Partner.
2123 8                   GRE OCNS HOLDINGS                              100        N/A

2124 8                   GS DEJAKOO II, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2125 8                   GS Lux Management Services S.a r.l.            100        N/A

2126 8                   GSCP V EDMC GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        100        N/A

2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        37         N/A

2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          100        N/A

2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2134 10                      Kinder Morgan Holdco LLC                   25         N/A

2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2136 8                   HAR JPN CAYMAN HOLDINGS                        100        N/A

2137 8                   MULBERRY HOLDINGS I, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2138 8                   PVF HOLDINGS LLC                               63         N/A

2139 8                   SUNGARD CAPITAL CORP.                          10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2140 8                   UES OCNS HOLDINGS                              99         N/A

2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               100        N/A

2144 7                 SEVRES II S.A.R.L.                               73         73

2145 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2146 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2148 7                 GSCP V ADVISORS, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2149 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2150 7                 SEVRES II S.A.R.L.                               73         73

2151 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2153 7                 SEVRES II S.A.R.L.                               73         73

2154 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          100        N/A

2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2162 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2163 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          100        N/A

2166 4           GSCP V OVERRIDE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    100        N/A

2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2174 6               BUCK HOLDINGS L.P.                                 N/A        23

2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2176 7                 BLADERUNNER S.A.R.L.                             100        N/A


2177 7                 BUCK HOLDINGS L.P.                               N/A        23

2178 7                 BUCK HOLDINGS, LLC                               28         N/A

2179 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2181 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2183 9                     USI HOLDINGS CORPORATION                     524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2184 10                      USI Insurance Services LLC                 524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       525990 - Other         Columbus      OH       UNITED STATES
                                 INC.                                   Financial Vehicles
2186 11                        ANCO CORPORATION                         525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2188 12                          INTER/NATIONAL RENTAL INSURANCE        525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2189 12                          MD PREMIUM FINANCE CORPORATION         525990 - Other         Houston       TX       UNITED STATES
                                                                        Financial Vehicles
2190 12                          REGIONAL INSURANCE MANAGEMENT          525990 - Other         Houston       TX       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles
2191 11                        BMI INSURANCE SERVICES, INC              524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          525990 - Other         Portland      OR       UNITED STATES
                                                                        Financial Vehicles
2193 11                        COLONIAL PREMIUM FINANCE COMPANY         525990 - Other         Norfolk       VA       UNITED STATES
                                                                        Financial Vehicles
2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2196 11                        EMERSON REID LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2197 12                          MY BENEFIT ADVISOR, LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        524210 - Insurance     Seattle       WA       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2199 11                        SIGNATURE PREMIUM FINANCE, INC.          525990 - Other         Philadelphia  PA       UNITED STATES
                                                                        Financial Vehicles
2200 11                        SUMMIT GLOBAL PARTNERS, INC.             525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2201 12                          MERIDIAN CREDIT SERVICES, INC.         525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2202 12                          SGP BENEFITS OF TEXAS, INC.            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2204 12                          USI SOUTHWEST, INC.                    525990 - Other         Albuquerque   NM       UNITED STATES
                                                                        Financial Vehicles
2205 12                          USI of Tennessee, Inc.                 525990 - Other         Memphis       TN       UNITED STATES
                                                                        Financial Vehicles
2206 12                          VISTA INSURANCE PARTNERS OF            525990 - Other         Chicago       IL       UNITED STATES
                                     ILLINOIS, INC.                     Financial Vehicles
2207 12                          VISTA INSURANCE PARTNERS, INC.         525990 - Other         San Antonio   TX       UNITED STATES
                                                                        Financial Vehicles
2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2209 11                        U.S.I. INSURANCE SERVICES OF             525990 - Other         Woburn        MA       UNITED STATES
                                 MASSACHUSETTS, INC.                    Financial Vehicles
2210 12                          NETCARE SERVICES, INC.                 525990 - Other         Woburn        MA       UNITED STATES
                                                                        Financial Vehicles
2211 11                        USI CONSULTING GROUP, INC.               525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2213 12                          USI ADVISORS, INC.                     525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2214 12                          USI CONSULTING GROUP OF NEW YORK,      525990 - Other         New York      NY       UNITED STATES
                                     INC.                               Financial Vehicles
2215 12                          USI SECURITIES, INC.                   525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2216 11                        USI INSURANCE SERVICES CORPORATION OF    525990 - Other         Briarcliff    NY       UNITED STATES
                                   ILLINOIS, INC.                       Financial Vehicles     Manor
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   525990 - Other         Bedford       NH       UNITED STATES
                                   INC.                                 Financial Vehicles
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2219 12                          USI INSURANCE SERVICES OF RHODE        525990 - Other         Briarcliff    NY       UNITED STATES
                                     ISLAND, INC.                       Financial Vehicles     Manor
2220 11                        USI INSURANCE SERVICES OF NORTHERN       525990 - Other         Briarcliff    NY       UNITED STATES
                                   CALIFORNIA, INC.                     Financial Vehicles     Manor
2221 11                        USI Insurance Services of Connecticut,   525990 - Other         Meriden       CT       UNITED STATES
                                   Inc.                                 Financial Vehicles
2222 11                        USI MIDATLANTIC, INC.                    525990 - Other         Plymouth      PA       UNITED STATES
                                                                        Financial Vehicles     Meeting
2223 11                        USI MIDWEST, INC.                        525990 - Other         Cincinnati    OH       UNITED STATES
                                                                        Financial Vehicles
2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     525990 - Other         Woodland      CA       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles     Hills
2225 11                        USI PROPERTY SERVICES LLC                524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2226 11                        USI of San Diego Insurance Services,     525990 - Other         Woodland      CA       UNITED STATES
                                   Inc.                                 Financial Vehicles     Hills
2227 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2228 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2231 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2232 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2235 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2237 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2238 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2239 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2241 8                   GSCP VI NORTH HOLDINGS CORP.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2242 9                     RED SKY HOLDINGS L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2243 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2244 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2245 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2246 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2247 8                   HWBCC LP                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2248 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2250 8                   PAPERCO HOLDINGS II, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2251 8                   STEEL HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2252 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2253 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2255 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2256 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2257 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2258 8                   ONTEX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2259 9                     ONTEX II-A S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2260 10                      ONTEX III S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2261 11                        ONTEX IV S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2262 12                          ONV TOPCO N.V.                         551112 - Offices       Zele                   BELGIUM
                                                                        of Other Holding
                                                                        Companies
2263 7                 PAPERCO HOLDINGS, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                100        N/A

2181 7                 COMPASS INVESTORS INC.                           85         N/A

2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             100        N/A

2183 9                     USI HOLDINGS CORPORATION                     87         N/A


2184 10                      USI Insurance Services LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       100        N/A
                                   INC.
2186 11                        ANCO CORPORATION                         100        N/A

2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    100        N/A
                                     INC.
2188 12                          INTER/NATIONAL RENTAL INSURANCE        100        N/A
                                     INC.
2189 12                          MD PREMIUM FINANCE CORPORATION         100        N/A

2190 12                          REGIONAL INSURANCE MANAGEMENT          100        N/A
                                     SERVICES, INC.
2191 11                        BMI INSURANCE SERVICES, INC              100        N/A


2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          100        N/A

2193 11                        COLONIAL PREMIUM FINANCE COMPANY         100        N/A

2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            100        N/A

2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2196 11                        EMERSON REID LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2197 12                          MY BENEFIT ADVISOR, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        100        N/A


2199 11                        SIGNATURE PREMIUM FINANCE, INC.          100        N/A

2200 11                        SUMMIT GLOBAL PARTNERS, INC.             100        N/A

2201 12                          MERIDIAN CREDIT SERVICES, INC.         100        N/A

2202 12                          SGP BENEFITS OF TEXAS, INC.            100        N/A

2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       100        N/A
                                     INC.
2204 12                          USI SOUTHWEST, INC.                    100        N/A

2205 12                          USI of Tennessee, Inc.                 100        N/A

2206 12                          VISTA INSURANCE PARTNERS OF            100        N/A
                                     ILLINOIS, INC.
2207 12                          VISTA INSURANCE PARTNERS, INC.         100        N/A

2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  100        N/A
                                     INC.
2209 11                        U.S.I. INSURANCE SERVICES OF             100        N/A
                                   MASSACHUSETTS, INC.
2210 12                          NETCARE SERVICES, INC.                 100        N/A

2211 11                        USI CONSULTING GROUP, INC.               100        N/A

2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      100        N/A

2213 12                          USI ADVISORS, INC.                     100        N/A

2214 12                          USI CONSULTING GROUP OF NEW YORK,      100        N/A
                                     INC.
2215 12                          USI SECURITIES, INC.                   100        N/A

2216 11                        USI INSURANCE SERVICES CORPORATION OF    100        N/A
                                   ILLINOIS, INC.
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   100        N/A
                                   INC.
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        100        N/A

2219 12                          USI INSURANCE SERVICES OF RHODE        100        N/A
                                     ISLAND, INC.
2220 11                        USI INSURANCE SERVICES OF NORTHERN       100        N/A
                                   CALIFORNIA, INC.
2221 11                        USI Insurance Services of Connecticut,   100        N/A
                                   Inc.
2222 11                        USI MIDATLANTIC, INC.                    100        N/A

2223 11                        USI MIDWEST, INC.                        100        N/A

2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     100        N/A
                                   SERVICES, INC.
2225 11                        USI PROPERTY SERVICES LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2226 11                        USI of San Diego Insurance Services,     100        N/A
                                   Inc.
2227 7                 CUCINA HOLDINGS SARL                             100        N/A

2228 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2231 7                 GS Lux Management Services S.a r.l.              100        N/A

2232 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2235 9                     Hyatt Hotels Corporation                     7          N/A


2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2237 9                     Hyatt Hotels Corporation                     7          N/A


2238 7                 GS TELE CAYMAN                                   100        N/A

2239 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2241 8                   GSCP VI NORTH HOLDINGS CORP.                   100        N/A

2242 9                     RED SKY HOLDINGS L.P.                        N/A        21

2243 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2244 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2245 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2246 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2247 8                   HWBCC LP                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2248 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               100        N/A

2250 8                   PAPERCO HOLDINGS II, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2251 8                   STEEL HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2252 7                 KAR HOLDINGS II, LLC                             34         N/A

2253 7                 Kinder Morgan Holdco LLC                         25         N/A

2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2255 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2256 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2257 7                 ONTEX I S.A R.L.                                 50         N/A

2258 8                   ONTEX II S.A R.L.                              100        N/A

2259 9                     ONTEX II-A S.A R.L.                          100        N/A

2260 10                      ONTEX III S.A R.L.                         100        N/A

2261 11                        ONTEX IV S.A R.L.                        100        N/A

2262 12                          ONV TOPCO N.V.                         100        N/A


2263 7                 PAPERCO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2264 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2265 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2267 9                     PROSIGHT GLOBAL, INC.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2268 10                      ProSight Specialty Insurance Holdings,     551112 - Offices       New York      NY       UNITED STATES
                               Inc.                                     of Other Holding
                                                                        Companies
2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      551112 - Offices       New York      NY       UNITED STATES
                                 INC.                                   of Other Holding
                                                                        Companies
2270 12                          GOTHAM INSURANCE COMPANY               524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   524210 - Insurance     New York      NY       UNITED STATES
                                   INC.                                 Agencies and
                                                                        Brokerages
2272 12                          NEW YORK MARINE AND GENERAL            524126 - Direct        New York      NY       UNITED STATES
                                   INSURANCE COMPANY                    Property and
                                                                        Casualty Insurance
                                                                        Carriers
2273 13                            GOTHAM INSURANCE COMPANY             524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2274 13                            SOUTHWEST MARINE AND GENERAL         524126 - Direct        New York      NY       UNITED STATES
                                     INSURANCE COMPANY                  Property and
                                                                        Casualty Insurance
                                                                        Carriers
2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     524210 - Insurance     New York      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2276 12                          PROSIGHT SPECIALTY MANAGEMENT          524210 - Insurance     New York      NY       UNITED STATES
                                   COMPANY, INC.                        Agencies and
                                                                        Brokerages
2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             551112 - Offices       Hamilton               BERMUDA
                             HOLDINGS LIMITED                           of Other Holding
                                                                        Companies
2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       551112 - Offices       Hamilton               BERMUDA
                               LIMITED                                  of Other Holding
                                                                        Companies
2280 11                        EC UNDERWRITING CORPORATE MEMBER         525990 - Other         London                 UNITED KINGDOM
                                 LIMITED                                Financial Vehicles                            (OTHER)
2281 11                        TSM AGENCIES LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2282 11                        TSM CAPITAL LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2283 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2284 7                 PaperCo Holdings II, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2285 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2286 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2287 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             525990 - Other         Fort Worth    TX       UNITED STATES
                         PARTNERSHIP                                    Financial Vehicles
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2291 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2297 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2298 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2299 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2300 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2301 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2303 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2306 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2307 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2308 6               GS SUNRAY GERMAN FUND I, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2309 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2312 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2313 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2314 6               GSCP VI AA ONE HOLDING SARL                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2317 8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                           PARTNERSHIP                                  Financial Vehicles
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2325 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2327 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2334 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2337 6               GSCP VI GMBH NAVI GP, LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2338 7                 GSCP VI GMBH NAVI, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2339 6               GSCP VI GMBH NAVI, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2341 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2346 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2264 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2265 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2267 9                     PROSIGHT GLOBAL, INC.                        100        N/A


2268 10                      ProSight Specialty Insurance Holdings,     100        N/A
                                 Inc.

2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      100        N/A
                                   INC.

2270 12                          GOTHAM INSURANCE COMPANY               100        N/A



2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   100        N/A
                                     INC.

2272 12                          NEW YORK MARINE AND GENERAL            100        N/A
                                     INSURANCE COMPANY


2273 13                            GOTHAM INSURANCE COMPANY             100        N/A



2274 13                            SOUTHWEST MARINE AND GENERAL         100        N/A
                                     INSURANCE COMPANY


2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     100        N/A


2276 12                          PROSIGHT SPECIALTY MANAGEMENT          100        N/A
                                     COMPANY, INC.

2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             100        N/A
                               HOLDINGS LIMITED

2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         100        N/A

2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       100        N/A
                                 LIMITED

2280 11                        EC UNDERWRITING CORPORATE MEMBER         100        N/A
                                   LIMITED
2281 11                        TSM AGENCIES LIMITED                     100        N/A

2282 11                        TSM CAPITAL LIMITED                      100        N/A

2283 7                 PVF HOLDINGS LLC                                 63         N/A

2284 7                 PaperCo Holdings II, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2285 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2286 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2287 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             100        11
                           PARTNERSHIP
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2291 7                 Xella International Holdings S.a.r.l.            50         N/A

2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         100        N/A

2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2297 6               BLADERUNNER S.A.R.L.                               100        N/A


2298 6               BUCK HOLDINGS L.P.                                 N/A        23

2299 6               BUCK HOLDINGS, LLC                                 28         N/A

2300 6               COMPASS INVESTORS INC.                             85         N/A

2301 6               CUCINA HOLDINGS SARL                               100        N/A

2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2303 6               GS EDAM DEBT HOLDINGS                              99         N/A

2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2306 6               GS Lux Management Services S.a r.l.                100        N/A

2307 6               GS MACE HOLDINGS LIMITED                           100        N/A


2308 6               GS SUNRAY GERMAN FUND I, LTD.                      100        N/A

2309 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     100        N/A

2312 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2313 6               GS TELE CAYMAN                                     100        N/A

2314 6               GSCP VI AA ONE HOLDING SARL                        100        N/A

2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              100        N/A

2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2317 8                   Kinder Morgan Holdco LLC                       25         N/A

2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          100        N/A

2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 100        N/A

2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        100        N/A

2325 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 100        N/A

2327 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               100        N/A

2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.              N/A        N/A          The direct holder is a
                                                                                               General Partner.
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   100        N/A

2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2334 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       100        N/A

2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2337 6               GSCP VI GMBH NAVI GP, LTD.                         100        N/A

2338 7                 GSCP VI GMBH NAVI, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2339 6               GSCP VI GMBH NAVI, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2341 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     100        N/A

2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2346 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    100        N/A

2348 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2349 6               HAR JPN CAYMAN HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2350 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2351 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2352 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2353 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2355 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2356 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2357 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2358 6               OCEANS14 GMBH, LTD.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2359 6               ONTEX I S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2360 6               PROSIGHT INVESTMENT LLC                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2361 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2362 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2363 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2365 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2368 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2369 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2370 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2371 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2372 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2373 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2374 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2377 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2378 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2383 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2384 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2387 8                   CASA HOLDINGS II, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2393 8                   GYMBO HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2396 9                     Kinder Morgan Holdco LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2400 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2403 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2404 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2405 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2406 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2407 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2408 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2410 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2411 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2412 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2413 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2414 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2415 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2416 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2417 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         525990 - Other         Fort Worth    TX       UNITED STATES
                               PARTNERSHIP                              Financial Vehicles
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2427 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2430 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2431 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2348 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2349 6               HAR JPN CAYMAN HOLDINGS                            100        N/A

2350 6               HAWKER BEECHCRAFT, INC                             46         N/A

2351 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2352 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2353 6               KAR HOLDINGS II, LLC                               34         N/A

2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2355 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2356 6               MFI HOLDING CORPORATION                            72         N/A

2357 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2358 6               OCEANS14 GMBH, LTD.                                100        N/A


2359 6               ONTEX I S.A R.L.                                   50         N/A

2360 6               PROSIGHT INVESTMENT LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2361 6               PVF HOLDINGS LLC                                   63         N/A

2362 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2363 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2365 6               Xella International Holdings S.a.r.l.              50         N/A

2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2368 7                 BLADERUNNER S.A.R.L.                             100        N/A


2369 7                 BUCK HOLDINGS L.P.                               N/A        23

2370 7                 BUCK HOLDINGS, LLC                               28         N/A

2371 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2372 7                 COMPASS INVESTORS INC.                           85         N/A

2373 7                 CUCINA HOLDINGS SARL                             100        N/A

2374 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2377 7                 GS Lux Management Services S.a r.l.              100        N/A

2378 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    100        N/A

2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2383 7                 GS TELE CAYMAN                                   100        N/A

2384 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           100        N/A

2387 8                   CASA HOLDINGS II, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         100        N/A

2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2393 8                   GYMBO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           100        N/A

2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2396 9                     Kinder Morgan Holdco LLC                     25         N/A

2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2400 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2403 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2404 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2405 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2406 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2407 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2408 7                 KAR HOLDINGS II, LLC                             34         N/A

2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2410 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2411 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2412 7                 ONTEX I S.A R.L.                                 50         N/A

2413 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2414 7                 PVF HOLDINGS LLC                                 63         N/A

2415 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2416 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2417 7                 Xella International Holdings S.a.r.l.            50         N/A

2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         100        11
                               PARTNERSHIP
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2427 6               MFI HOLDING CORPORATION                            72         N/A

2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2430 6               BLADERUNNER S.A.R.L.                               100        N/A


2431 6               BUCK HOLDINGS L.P.                                 N/A        23

2432 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2433 6               CASA HOLDINGS II, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2435 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2436 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2438 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2441 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2442 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2445 8                   Hyatt Hotels Corporation                       531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2446 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
2450 8                   RED SKY HOLDINGS L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2452 7                 ProSight Parallel Investment LLC                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2456 8                   ONTEX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2458 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2459 6               GYMBO HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2460 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2461 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2462 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2463 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2464 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2466 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2467 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2468 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2469 6               PAPERCO INVESTMENTS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2470 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2471 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2472 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2475 6               VALOUR HOLDINGS GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2477 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2478 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2480 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2492 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2493 3         GS DIRECT, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
2495 4           GS CHROMA HOLDINGS LIMITED                             525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2496 4           GS DIRECT GD LIMITED                                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2497 4           GS DIRECT PHARMA LIMITED                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2498 4           GS DIRECT VALENTINE HOLDINGS                           551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2499 4           GS LOGISTICS HOLDINGS LTD                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2500 4           GS PHERECLUS HOLDINGS LIMITED                          525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2501 4           GS Treasure S.a r.l.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2502 4           VGG HOLDING LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2503 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2509 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2511 8                   GSLP I ONSHORE S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   LTD.                                                 Financial Vehicles

2432 6               BUCK HOLDINGS, LLC                                 28         N/A

2433 6               CASA HOLDINGS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 100        N/A

2435 6               COMPASS INVESTORS INC.                             85         N/A

2436 6               CUCINA HOLDINGS SARL                               100        N/A

2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2438 6               GS EDAM DEBT HOLDINGS                              99         N/A

2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2441 6               GS Lux Management Services S.a r.l.                100        N/A

2442 6               GS MACE HOLDINGS LIMITED                           100        N/A


2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2445 8                   Hyatt Hotels Corporation                       7          N/A


2446 6               GS TELE CAYMAN                                     100        N/A

2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               100        N/A

2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           100        N/A

2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             100        N/A

2450 8                   RED SKY HOLDINGS L.P.                          N/A        21

2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2452 7                 ProSight Parallel Investment LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2456 8                   ONTEX I S.A R.L.                               50         N/A

2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2458 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2459 6               GYMBO HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2460 6               HAWKER BEECHCRAFT, INC                             46         N/A

2461 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2462 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2463 6               KAR HOLDINGS II, LLC                               34         N/A

2464 6               Kinder Morgan Holdco LLC                           25         N/A

2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2466 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2467 6               MFI HOLDING CORPORATION                            72         N/A

2468 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2469 6               PAPERCO INVESTMENTS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2470 6               PVF HOLDINGS LLC                                   63         N/A

2471 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2472 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   100        11

2475 6               VALOUR HOLDINGS GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2477 6               Xella International Holdings S.a.r.l.              50         N/A

2478 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2480 6               MFI HOLDING CORPORATION                            72         N/A

2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  100        N/A

2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     100        N/A

2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      100        N/A

2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2492 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2493 3         GS DIRECT, L.L.C.                                        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2495 4           GS CHROMA HOLDINGS LIMITED                             100        N/A

2496 4           GS DIRECT GD LIMITED                                   100        N/A

2497 4           GS DIRECT PHARMA LIMITED                               100        N/A

2498 4           GS DIRECT VALENTINE HOLDINGS                           100        N/A


2499 4           GS LOGISTICS HOLDINGS LTD                              100        N/A

2500 4           GS PHERECLUS HOLDINGS LIMITED                          100        N/A

2501 4           GS Treasure S.a r.l.                                   100        N/A

2502 4           VGG HOLDING LLC                                        16         N/A

2503 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2509 8                   GS Lux Management Services S.a r.l.            100        N/A

2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2511 8                   GSLP I ONSHORE S.A R.L.                        100        N/A

2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           100        N/A

2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     100        N/A
                   LTD.

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other         George Town            CAYMAN ISLANDS
                             (BRENNTAG), LTD.                           Financial Vehicles
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2522 8                   SEVRES II S.A.R.L.                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2524 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2526 7                 GSMP 2006 OFFSHORE US, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2540 9                     GS Lux Management Services S.a r.l.          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       525990 - Other         George Town            CAYMAN ISLANDS
                               LTD.                                     Financial Vehicles
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                                 INTERNATIONAL, LTD.                    Financial Vehicles
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         George Town            CAYMAN ISLANDS
                                   INTERNATIONAL (BRENNTAG), LTD.       Financial Vehicles
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         Luxembourg             LUXEMBOURG
                                   S.A.R.L.                             Financial Vehicles
2545 10                      SEVRES II S.A.R.L.                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           525990 - Other         George Town            CAYMAN ISLANDS
                                 HOLDINGS, LTD.                         Financial Vehicles
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       525990 - Other         George Town            CAYMAN ISLANDS
                                 LTD.                                   Financial Vehicles
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            525990 - Other         George Town            CAYMAN ISLANDS
                                 INVESTMENT, LTD.                       Financial Vehicles
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2566 4           GS FUND HOLDINGS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     OFFSHORE II, L.L.C.                                Financial Vehicles
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2570 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2574 8                   GSMP V OFFSHORE S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2575 8                   GSMP V OFFSHORE US, LTD.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE II, L.L.C.                                 Financial Vehicles
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   OFFSHORE II, L.L.C.                                  Financial Vehicles


2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE II, L.L.C.                                   Financial Vehicles


2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE, L.P.                                        Financial Vehicles
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2595 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            525990 - Other         New York      NY       UNITED STATES
                       FUND ONSHORE, L.P.                               Financial Vehicles
2599 6               GS MEZZANINE PARTNERS V, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           100        N/A

2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      100        N/A
                             (BRENNTAG), LTD.
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     100        N/A
                             LTD.
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         100        N/A

2522 8                   SEVRES II S.A.R.L.                             73         73

2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         100        N/A

2524 8                   GS Lux Management Services S.a r.l.            100        N/A

2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      100        N/A

2526 7                 GSMP 2006 OFFSHORE US, LTD.                      100        N/A

2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     100        N/A

2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           100        N/A

2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    100        N/A

2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          100        N/A

2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       100        N/A
                             LTD.
2540 9                     GS Lux Management Services S.a r.l.          100        N/A

2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       100        N/A
                               LTD.
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           100        N/A
                                 INTERNATIONAL, LTD.
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   INTERNATIONAL (BRENNTAG), LTD.
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   S.A.R.L.
2545 10                      SEVRES II S.A.R.L.                         73         73

2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             100        N/A

2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           100        N/A
                                 HOLDINGS, LTD.
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       100        N/A
                                 LTD.
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            100        N/A
                                 INVESTMENT, LTD.
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               100        N/A

2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     100        N/A

2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     100        N/A

2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2566 4           GS FUND HOLDINGS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE II, L.L.C.                                                       Non-Managing Member.
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2570 8                   GS Lux Management Services S.a r.l.            100        N/A

2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            100        N/A

2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          100        N/A

2574 8                   GSMP V OFFSHORE S.a r.l.                       100        N/A

2575 8                   GSMP V OFFSHORE US, LTD.                       100        N/A

2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     100        N/A

2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE II, L.L.C.                                                        Non-Managing Member.
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   100        N/A

2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   OFFSHORE II, L.L.C.                                                         Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   ONSHORE II, L.L.C.                                                          Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   ONSHORE, L.P.                                                               General Partner.
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2595 5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            N/A        N/A         The direct holder is a
                       FUND ONSHORE, L.P.                                                      Limited Partner.
2599 6               GS MEZZANINE PARTNERS V, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2607 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2612 8                   GSMP V INSTITUTIONAL US, LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2613 9                     GSMP V INSTITUTIONAL MARSICO                 525990 - Other         George Town            CAYMAN ISLANDS
                               INVESTMENT, LTD.                         Financial Vehicles
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    525990 - Other         New York      NY       UNITED STATES
                     LLC                                                Financial Vehicles
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  525910 - Open-End      New York      NY       UNITED STATES
                     LLC                                                Investment Funds
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End      New York      NY       UNITED STATES
                   LLC                                                  Investment Funds


2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End      Osasco                 BRAZIL
                 NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
2635 3         LIFELOCK, INC.                                           525990 - Other         Tempe         AZ       UNITED STATES
                                                                        Financial Vehicles
2636 3         LIQUIDITYMATCH LLC                                       525990 - Other         Jersey City   NJ       UNITED STATES
                                                                        Financial Vehicles
2637 3         M-CCP PARENT, INC.                                       525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
2638 4           M-CCP HOLDINGS, INC.                                   551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2639 5             MERGENT, INC.                                        518210 - Data          Charlotte     NC       UNITED STATES
                                                                        Processing,
                                                                        Hosting, and
                                                                        Related Services
2640 3         MBD 2011 ADVISORS, L.L.C.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2641 4           MBD 2011, L.P.                                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2642 3         NYSE AMEX OPTIONS LLC                                    523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2643 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2644 3         PATENT SKY LLC                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2649 3         PIVOTAL HOLDINGS LTD.                                    525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2650 4           PIVOTAL PAYMENTS INC.                                  525990 - Other         Melville      NY       UNITED STATES
                                                                        Financial Vehicles
2651 4           Pivotal Payments Corporation                           525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2652 3         PRLP VENTURES II, LLC                                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2653 4           PRLP 2011 HOLDINGS LLC                                 551112 - Offices       San Juan      PR       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2654 3         PRLP VENTURES LLC                                        525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
2655 4           CPG/GS PR NPL, LLC                                     525990 - Other         San Juan               PUERTO RICO
                                                                        Financial Vehicles
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2658 3         ProSight Equity Management Inc.                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2659 4           PROSIGHT INVESTMENT LLC                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2660 4           ProSight Parallel Investment LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2661 3         READY CAPITAL GROUP LLC                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2662 3         REDLINE TRADING SOLUTIONS, INC.                          511210 -               Woburn        MA       UNITED STATES
                                                                        Applications
                                                                        software,
                                                                        computer, packaged
2663 3         SHOELANE GP, L.L.C.                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2664 4           SHOELANE, L.P.                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   523120 -               Albany        NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
2666 3         SPIRAL HOLDINGS INC.                                     525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2667 4           SPIRAL INTERMEDIATE INC.                               525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2668 5             SYNCSORT INCORPORATED                                541511 - Computer      Woodcliff     NJ       UNITED STATES
                                                                        program or             Lake
                                                                        software
                                                                        development
2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2672 3         THE PORTAL ALLIANCE LLC                                  523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
2674 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2676 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2677 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2679 5             W2008 OUKA (DELAWARE) L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2607 8                   GS Lux Management Services S.a r.l.            100        N/A

2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       100        N/A

2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     100        N/A

2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  100        N/A

2612 8                   GSMP V INSTITUTIONAL US, LTD.                  100        N/A

2613 9                     GSMP V INSTITUTIONAL MARSICO                 100        N/A
                               INVESTMENT, LTD.
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        100        N/A

2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    N/A        N/A         The direct holder has
                   LLC                                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      100        N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2635 3         LIFELOCK, INC.                                           70         N/A

2636 3         LIQUIDITYMATCH LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2637 3         M-CCP PARENT, INC.                                       100        N/A

2638 4           M-CCP HOLDINGS, INC.                                   100        N/A


2639 5             MERGENT, INC.                                        100        N/A



2640 3         MBD 2011 ADVISORS, L.L.C.                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2641 4           MBD 2011, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2642 3         NYSE AMEX OPTIONS LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2643 3         PANDA INVESTMENTS LTD                                    100        N/A


2644 3         PATENT SKY LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2649 3         PIVOTAL HOLDINGS LTD.                                    1          N/A

2650 4           PIVOTAL PAYMENTS INC.                                  100        N/A

2651 4           Pivotal Payments Corporation                           100        N/A

2652 3         PRLP VENTURES II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2653 4           PRLP 2011 HOLDINGS LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2654 3         PRLP VENTURES LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2655 4           CPG/GS PR NPL, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2658 3         ProSight Equity Management Inc.                          100        N/A


2659 4           PROSIGHT INVESTMENT LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2660 4           ProSight Parallel Investment LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2661 3         READY CAPITAL GROUP LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2662 3         REDLINE TRADING SOLUTIONS, INC.                          100        N/A



2663 3         SHOELANE GP, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2664 4           SHOELANE, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2666 3         SPIRAL HOLDINGS INC.                                     19         N/A

2667 4           SPIRAL INTERMEDIATE INC.                               100        N/A

2668 5             SYNCSORT INCORPORATED                                100        N/A



2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2672 3         THE PORTAL ALLIANCE LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              Limited Partner.
2674 4           GS Lux Management Services S.a r.l.                    100        N/A

2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

2676 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2677 5             W2007/W2008 FINANCE LTD.                             100        N/A

2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 100        N/A

2679 5             W2008 OUKA (DELAWARE) L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2685 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2686 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2687 8                   SATUREA B.V.                                   531390 - Other         Amsterdam              NETHERLANDS
                                                                        activities related
                                                                        to real estate
2688 9                     LANCASTER GMBH & CO. KG                      525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2689 9                     LANCASTER HOLDING GmbH                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2690 10                      LANCASTER GMBH & CO. KG                    525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2693 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2694 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2696 6               Whitehall European RE 9A S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2697 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2698 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
2700 3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       523110 -               Frankfurt am           GERMANY
                                                                        Investment Banking     Main
                                                                        and Securities
                                                                        Dealing
2702 2       GREENE AVENUE LIHTC LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE ADVISORS INC.                              Financial Vehicles
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE L.P.                                     Financial Vehicles
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   525990 - Other         George Town            CAYMAN ISLANDS
                   2011 OFFSHORE HOLDINGS L.P.                          Financial Vehicles
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE HOLDINGS ADVISORS INC.                     Financial Vehicles
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles
2708 2       GS (ASIA) L.P.                                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2709 2       GS - MPIM I, LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2710 2       GS 1 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2711 3         GS 1 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2712 2       GS 2 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2713 3         GS 2 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2714 2       GS 20 FRONT MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2715 2       GS 2280 FDB MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2716 2       GS 230 PARK ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2718 2       GS 3 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2719 3         GS 3 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2720 2       GS 4 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2721 3         GS 4 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2722 2       GS 5 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2723 3         GS 5 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2725 2       GS 6 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2726 3         GS 6 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2727 2       GS 7 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2728 3         GS 7 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2729 2       GS ACA, LLC                                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2731 2       GS ADVISORS 2000, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2733 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2734 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2740 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2741 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2742 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2743 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2746 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2747 2       GS ADVISORS II, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2748 2       GS ADVISORS III, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2750 3         GS CAPITAL PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2751 4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2752 2       GS ADVISORS V AIV, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2753 3         GSCP V AIV, L.P.                                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2755 2       GS ADVISORS V, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2759 3         GS CAPITAL PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2761 2       GS ADVISORS VI AIV, LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2762 3         GSCP VI AIV, L.P.                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2764 3         GSCP VI PARALLEL AIV, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2767 2       GS ADVISORS VI, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  100        N/A

2685 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2686 7                 RESTIO B.V.                                      100        N/A

2687 8                   SATUREA B.V.                                   100        N/A


2688 9                     LANCASTER GMBH & CO. KG                      100        100

2689 9                     LANCASTER HOLDING GmbH                       100        N/A

2690 10                      LANCASTER GMBH & CO. KG                    100        100

2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  100        N/A

2693 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2694 7                 RESTIO B.V.                                      100        N/A

2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     100        N/A

2696 6               Whitehall European RE 9A S.a r.l.                  100        N/A

2697 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2698 7                 RESTIO B.V.                                      100        N/A

2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           100        N/A


2700 3         GOLDMAN SACHS AG                                         100        N/A

2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       100        N/A



2702 2       GREENE AVENUE LIHTC LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE ADVISORS INC.
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE L.P.                                                            General Partner.
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   N/A        N/A         The direct holder is a
                   2011 OFFSHORE HOLDINGS L.P.                                                 Limited Partner.
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE HOLDINGS ADVISORS INC.
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE HOLDINGS L.P.                                                   General Partner.
2708 2       GS (ASIA) L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2709 2       GS - MPIM I, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2710 2       GS 1 HOLDINGS S.A R.L.                                     100        N/A

2711 3         GS 1 S.A R.L.                                            100        N/A

2712 2       GS 2 HOLDINGS S.A R.L.                                     100        N/A

2713 3         GS 2 S.A R.L.                                            100        N/A

2714 2       GS 20 FRONT MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2715 2       GS 2280 FDB MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2716 2       GS 230 PARK ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2718 2       GS 3 HOLDINGS S.A R.L.                                     100        N/A

2719 3         GS 3 S.A R.L.                                            100        N/A

2720 2       GS 4 HOLDINGS S.A R.L.                                     100        N/A

2721 3         GS 4 S.A R.L.                                            100        N/A

2722 2       GS 5 HOLDINGS S.A R.L.                                     100        N/A

2723 3         GS 5 S.A R.L.                                            100        N/A

2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2725 2       GS 6 HOLDINGS S.A R.L.                                     100        N/A

2726 3         GS 6 S.A R.L.                                            100        N/A

2727 2       GS 7 HOLDINGS S.A R.L.                                     100        N/A

2728 3         GS 7 S.A R.L.                                            100        N/A

2729 2       GS ACA, LLC                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2731 2       GS ADVISORS 2000, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2733 4           FS Invest S.a r.l.                                     44         N/A

2734 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         100        N/A

2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                37         N/A

2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           100        N/A

2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2740 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2741 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2742 4           FS Invest S.a r.l.                                     44         N/A

2743 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      100        N/A

2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  37         N/A

2746 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2747 2       GS ADVISORS II, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2748 2       GS ADVISORS III, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2750 3         GS CAPITAL PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2751 4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2752 2       GS ADVISORS V AIV, LTD.                                    100        N/A

2753 3         GSCP V AIV, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2755 2       GS ADVISORS V, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2759 3         GS CAPITAL PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         100        N/A

2761 2       GS ADVISORS VI AIV, LTD.                                   100        N/A

2762 3         GSCP VI AIV, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2764 3         GSCP VI PARALLEL AIV, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          100        N/A

2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2767 2       GS ADVISORS VI, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2771 3         GS CAPITAL PARTNERS VI, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2772 3         PAPERCO HOLDINGS, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2773 2       GS ADVISORS, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2774 2       GS AT ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2775 2       GS AYCO HOLDING LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2776 3         MERCER ALLIED COMPANY, L.P.                              523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2777 3         SARATOGA SPRINGS LLC                                     551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2778 4           THE AYCO COMPANY, L.P.                                 523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2779 5             MERCER ALLIED COMPANY, L.P.                          523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2780 5             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2781 6               MERCAY CORPORATION                                 551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2783 3         THE AYCO COMPANY, L.P.                                   523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2784 3         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2785 2       GS AYCO SENIOR HOLDING LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2786 2       GS BMET ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2792 2       GS BPC Parking Garage, LLC                                 531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
2793 2       GS CABLE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2796 2       GS CABLE INVESTORS SLP, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2798 2       GS CAPITAL OPPORTUNITIES LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2799 3         GS FINANCING OPPORTUNITIES LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2802 3         FS Invest S.a r.l.                                       525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2803 3         GS 2000-I, L.L.C.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2807 3         SUNGARD CAPITAL CORP.                                    51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2814 2       GS CAPITAL PARTNERS III, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2821 2       GS CAPITAL PARTNERS V, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2832 2       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2833 2       GS COMMERCIAL REAL ESTATE LP                               522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2836 2       GS DGC ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2842 2       GS DIRECT, L.L.C.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2846 2       GS DIVERSIFIED FUNDING LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2850 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2851 2       GS EDMC ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2771 3         GS CAPITAL PARTNERS VI, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2772 3         PAPERCO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2773 2       GS ADVISORS, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2774 2       GS AT ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2775 2       GS AYCO HOLDING LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2776 3         MERCER ALLIED COMPANY, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

2777 3         SARATOGA SPRINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2778 4           THE AYCO COMPANY, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2779 5             MERCER ALLIED COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2780 5             THE AYCO SERVICES AGENCY, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2781 6               MERCAY CORPORATION                                 100        N/A


2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         100        N/A


2783 3         THE AYCO COMPANY, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2784 3         THE AYCO SERVICES AGENCY, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.

2785 2       GS AYCO SENIOR HOLDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2786 2       GS BMET ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            100        N/A

2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2792 2       GS BPC Parking Garage, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2793 2       GS CABLE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

2796 2       GS CABLE INVESTORS SLP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2798 2       GS CAPITAL OPPORTUNITIES LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2799 3         GS FINANCING OPPORTUNITIES LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      37         N/A

2802 3         FS Invest S.a r.l.                                       44         N/A

2803 3         GS 2000-I, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2807 3         SUNGARD CAPITAL CORP.                                    10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2814 2       GS CAPITAL PARTNERS III, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2821 2       GS CAPITAL PARTNERS V, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2832 2       GS CAPITAL PARTNERS VI, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2833 2       GS COMMERCIAL REAL ESTATE LP                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2836 2       GS DGC ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             100        N/A

2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2842 2       GS DIRECT, L.L.C.                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2846 2       GS DIVERSIFIED FUNDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          100        N/A

2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       100        N/A

2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      100        N/A

2850 3         PANDA INVESTMENTS LTD                                    100        N/A


2851 2       GS EDMC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2870 2       GS FINANCE CORP.                                           525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2871 2       GS FINANCIAL SERVICES II, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2872 3         AMAGANSETT ASSETS                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2873 3         ASSET FUNDING COMPANY IV LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2874 3         GS FUNDING EUROPE                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2875 4           AMAGANSETT FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2876 4           AMAGANSETT II ASSETS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2877 4           GS FUNDING EUROPE I LTD.                               551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2878 5             GS FUNDING EUROPE II LTD.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2879 4           GS FUNDING EUROPE II LTD.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2881 2       GS FUND HOLDINGS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2882 2       GS FUNDING OPPORTUNITIES II LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2883 3         GS FUNDING OPPORTUNITIES LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2888 6               ABP (JERSEY) LIMITED                               525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2889 7                 ABP BONDS UK LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2890 8                   ABP SUBHOLDINGS UK LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2891 9                     ABPA HOLDINGS LIMITED                        551111 - Offices       London                 UNITED KINGDOM
                                                                        of Bank Holding                               (OTHER)
                                                                        Companies
2892 10                      ABP FINANCE PLC                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     525990 - Other         Amsterdam              NETHERLANDS
                     U.A.                                               Financial Vehicles
2894 6               MATADOR INFRA B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE    525910 - Open-End      Mexico City            MEXICO
                           C.V.                                         Investment Funds
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2897 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2900 5             GSIP I Mezzanine Global and International S.a r.l.   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2901 5             GSPX CARRIX LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2902 6               GSPX, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2903 6               PX 3, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2904 5             GSPX, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2905 5             Kinder Morgan Holdco LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2909 2       GS GLOBAL INVESTMENTS, CO.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2910 3         GS GLOBAL INVESTMENTS UK, INC.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2911 4           COUNTY UK LIMITED                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2912 5             COUNTY FUNDING                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
2913 6               COUNTY ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2914 2       GS GLOBAL MARKETS, INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2915 2       GS HUDSON FERRY HOLDINGS LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2917 4           HUDSON FERRY OWNER 1 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2918 4           HUDSON FERRY OWNER 2 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2919 3         HUDSON FERRY PARENT 1 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2921 3         HUDSON FERRY PARENT 2 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2922 4           HUDSON FERRY PARENT 1 LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2923 2       GS HULL HOLDING, INC.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2924 3         THE HULL GROUP, L.L.C.                                   551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2927 3         GS INDIA HOLDINGS L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2928 2       GS INDIA HOLDINGS L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2933 5             ABP (JERSEY) LIMITED                                 525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2935 5             MATADOR INFRA B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2870 2       GS FINANCE CORP.                                           100        N/A

2871 2       GS FINANCIAL SERVICES II, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2872 3         AMAGANSETT ASSETS                                        100        N/A

2873 3         ASSET FUNDING COMPANY IV LIMITED                         100        N/A

2874 3         GS FUNDING EUROPE                                        100        N/A

2875 4           AMAGANSETT FUNDING LIMITED                             100        N/A

2876 4           AMAGANSETT II ASSETS LIMITED                           100        N/A

2877 4           GS FUNDING EUROPE I LTD.                               100        N/A


2878 5             GS FUNDING EUROPE II LTD.                            100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
2879 4           GS FUNDING EUROPE II LTD.                              100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2881 2       GS FUND HOLDINGS, L.L.C.

2882 2       GS FUNDING OPPORTUNITIES II LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2883 3         GS FUNDING OPPORTUNITIES LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  99         N/A

2888 6               ABP (JERSEY) LIMITED                               23         23

2889 7                 ABP BONDS UK LIMITED                           100        N/A

2890 8                   ABP SUBHOLDINGS UK LIMITED                   100        N/A

2891 9                     ABPA HOLDINGS LIMITED                      100        N/A


2892 10                      ABP FINANCE PLC                          100        N/A

2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     N/A        N/A         The direct holder is a
                     U.A.                                                                      Non-Managing Member.
2894 6               MATADOR INFRA B.V.                                 100        N/A

2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE  79         N/A
                           C.V.
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2897 5             GS Lux Management Services S.a r.l.                  100        N/A

2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2900 5             GSIP I Mezzanine Global and International S.a r.l.   100        N/A

2901 5             GSPX CARRIX LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2902 6               GSPX, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2903 6               PX 3, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2904 5             GSPX, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2905 5             Kinder Morgan Holdco LLC                             25         N/A

2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     100        11

2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2909 2       GS GLOBAL INVESTMENTS, CO.                                 100        N/A

2910 3         GS GLOBAL INVESTMENTS UK, INC.                           100        N/A

2911 4           COUNTY UK LIMITED                                      100        100

2912 5             COUNTY FUNDING                                       100        N/A


2913 6               COUNTY ASSETS LIMITED                              100        N/A

2914 2       GS GLOBAL MARKETS, INC.                                    100        N/A

2915 2       GS HUDSON FERRY HOLDINGS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2917 4           HUDSON FERRY OWNER 1 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2918 4           HUDSON FERRY OWNER 2 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2919 3         HUDSON FERRY PARENT 1 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2921 3         HUDSON FERRY PARENT 2 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2922 4           HUDSON FERRY PARENT 1 LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2923 2       GS HULL HOLDING, INC.                                      100        N/A


2924 3         THE HULL GROUP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

2927 3         GS INDIA HOLDINGS L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2928 2       GS INDIA HOLDINGS L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         100        N/A

2933 5             ABP (JERSEY) LIMITED                                 23         23

2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2935 5             MATADOR INFRA B.V.                                   100        N/A

2936 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2937 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2938 4           MATADOR GEN PAR B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2947 7                 GSPX, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2948 7                 PX 3, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2954 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other         New York      NY       UNITED STATES
                       L.P.                                             Financial Vehicles
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                             PARTNERSHIP                                Financial Vehicles
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          525990 - Other         New York      NY       UNITED STATES
                           DELAWARE, L.P.                               Financial Vehicles
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2967 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2968 4           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Financial Vehicles
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2986 4           GSIP GREENHOUSE, L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       523930 -               Toronto       ON       CANADA
                                                                        Investment Advice
2991 2       GS INVESTMENT STRATEGIES, LLC                              523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS OFFSHORE, L.P.                              Investment Funds
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      Wilmington    DE       UNITED STATES
                   HOLDINGS, L.P.                                       Investment Funds
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND HOLDINGS, L.P.                                Investment Funds
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     525910 - Open-End      New York      NY       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Investment Funds
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SUB-TRUST                                            Investment Funds
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3014 3         GS TDN Advisors, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3015 4           Goldman Sachs TDN Investors Offshore, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3016 3         LIBERTY HARBOR, LLC                                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3019 2       GS ISS ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2936 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2937 4           Kinder Morgan Holdco LLC                               25         N/A

2938 4           MATADOR GEN PAR B.V.                                   100        N/A

2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    99         N/A

2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2947 7                 GSPX, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2948 7                 PX 3, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                100        N/A

2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2954 6               Kinder Morgan Holdco LLC                           25         N/A

2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          N/A        N/A         The direct holder is a
                           DELAWARE, L.P.                                                      General Partner.
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2967 4           GS Lux Management Services S.a r.l.                    100        N/A

2968 4           GSIP I Mezzanine Global and International S.a r.l.     100        N/A

2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     N/A        N/A         The direct holder is a
                     L.P.                                                                      General Partner.
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      100        N/A
                 FUND, LTD.
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        100        N/A

2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2986 4           GSIP GREENHOUSE, L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       100        N/A

2991 2       GS INVESTMENT STRATEGIES, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS OFFSHORE, L.P.                                                     General Partner.
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND HOLDINGS, L.P.                                                       Limited Partner.
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      General Partner.
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         100        N/A
                   SUB-TRUST
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3014 3         GS TDN Advisors, L.L.C.                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3015 4           Goldman Sachs TDN Investors Offshore, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3016 3         LIBERTY HARBOR, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3019 2       GS ISS ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3021 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3024 2       GS KMI ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3026 2       GS KMI INVESTORS SLP, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3027 2       GS LEG INVESTORS (EURO) COMPANY                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3028 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3029 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3030 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3031 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3032 2       GS LEG INVESTORS COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3033 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3034 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3038 3         GS LOAN PARTNERS I, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3040 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3041 5             GSLP I OFFSHORE A S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3050 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3051 5             GSLP I OFFSHORE B S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3059 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3060 5             GSLP I OFFSHORE C S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3070 2       GS LOAN PARTNERS I, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3071 2       GS LVB ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3072 3         GS LVB CO-INVEST, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3073 4           LVB ACQUISITION HOLDING, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3074 2       GS MBA INVESTOR LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3075 2       GS MBEYE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3077 2       GS MEHETIA CORP.                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3078 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3079 4           MEHETIA HOLDINGS INC.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3080 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3081 2       GS MEHETIA LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3082 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3083 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3090 3         GS MEZZANINE PARTNERS II, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3095 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3096 6               GSMP 3 S.A.R.L.                                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3098 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3101 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3102 6               GSMP 3 ONSHORE S.A.R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3021 4           FS Invest S.a r.l.                                     44         N/A

3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            100        N/A

3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3024 2       GS KMI ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3026 2       GS KMI INVESTORS SLP, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3027 2       GS LEG INVESTORS (EURO) COMPANY                            100        N/A

3028 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3029 4           RESTIO B.V.                                            100        N/A

3030 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3031 4           RESTIO B.V.                                            100        N/A

3032 2       GS LEG INVESTORS COMPANY                                   100        N/A

3033 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3034 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          100        N/A

3038 3         GS LOAN PARTNERS I, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3040 5             GS Lux Management Services S.a r.l.                  100        N/A

3041 5             GSLP I OFFSHORE A S.A.R.L.                           100        N/A

3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              100        N/A

3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               100        N/A

3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3050 5             GS Lux Management Services S.a r.l.                  100        N/A

3051 5             GSLP I OFFSHORE B S.A.R.L.                           100        N/A

3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              100        N/A

3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               100        N/A

3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3059 5             GS Lux Management Services S.a r.l.                  100        N/A

3060 5             GSLP I OFFSHORE C S.A R.L.                           100        N/A

3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              100        N/A

3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3070 2       GS LOAN PARTNERS I, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3071 2       GS LVB ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3072 3         GS LVB CO-INVEST, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3073 4           LVB ACQUISITION HOLDING, LLC                           24         N/A

3074 2       GS MBA INVESTOR LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3075 2       GS MBEYE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3077 2       GS MEHETIA CORP.                                           100        N/A

3078 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3079 4           MEHETIA HOLDINGS INC.                                  100        N/A

3080 3         MEHETIA HOLDINGS INC.                                    100        N/A

3081 2       GS MEHETIA LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3082 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3083 3         MEHETIA HOLDINGS INC.                                    100        N/A

3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3090 3         GS MEZZANINE PARTNERS II, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3095 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3096 6               GSMP 3 S.A.R.L.                                    100        N/A

3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3098 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3101 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3102 6               GSMP 3 ONSHORE S.A.R.L.                            100        N/A

3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                        t                       Limited Partner.

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3107 3         GS MEZZANINE PARTNERS V, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3119 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3129 2       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3142 2       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3143 2       GS MORTGAGE DERIVATIVES, INC.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
3144 2       GS MORTGAGE SECURITIES CORP.                               522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3145 2       GS MORTGAGE SECURITIES CORPORATION II                      522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3146 2       GS NEW MARKETS FUND PNR, INC.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3147 3         GS NEW MARKETS FUND, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3148 2       GS NEW MARKETS FUND, LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3151 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3153 5             GYMBO HOLDINGS, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3156 5             PAPERCO INVESTMENTS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3159 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3161 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3162 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3164 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3165 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3166 2       GS Opportunity Advisors, Ltd.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3168 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3169 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3171 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3172 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3173 3         GS Opportunity Partners Offshore - B, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3174 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3175 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3177 4           PAPERCO HOLDINGS II, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3178 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3179 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3184 3         GS VAN GOGH LUX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3185 3         GS VAN GOGH LUX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3186 3         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3107 3         GS MEZZANINE PARTNERS V, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3119 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3129 2       GS MEZZANINE PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            100        N/A

3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     44         N/A

3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3142 2       GS MEZZANINE PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3143 2       GS MORTGAGE DERIVATIVES, INC.                              100        N/A



3144 2       GS MORTGAGE SECURITIES CORP.                               100        N/A





3145 2       GS MORTGAGE SECURITIES CORPORATION II                      100        N/A





3146 2       GS NEW MARKETS FUND PNR, INC.                              100        N/A

3147 3         GS NEW MARKETS FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3148 2       GS NEW MARKETS FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3151 4           BLADERUNNER S.A.R.L.                                   100        N/A


3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3153 5             GYMBO HOLDINGS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3156 5             PAPERCO INVESTMENTS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3159 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3161 4           BLADERUNNER S.A.R.L.                                   100        N/A


3162 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3164 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3165 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3166 2       GS Opportunity Advisors, Ltd.                              100        N/A


3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3168 4           BLADERUNNER S.A.R.L.                                   100        N/A


3169 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3171 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3172 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3173 3         GS Opportunity Partners Offshore - B, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3174 4           BLADERUNNER S.A.R.L.                                   100        N/A


3175 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3177 4           PAPERCO HOLDINGS II, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3178 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3179 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3184 3         GS VAN GOGH LUX I S.A R.L.                               100        N/A

3185 3         GS VAN GOGH LUX II S.A R.L.                              100        N/A

3186 3         GSV HEYDEN HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            525990 - Other         George Town            CAYMAN ISLANDS
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.   Financial Vehicles
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3200 6               GSV ENERGY HOLDINGS, INC.                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3201 6               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3202 6               GSVF AHO INVESTMENTS CORP.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3203 5             VINTAGE FUND GSVA, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3204 6               GSVA HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3208 2       GS PIA ADVISORS I, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3209 3         GS PIA PARTNERS I, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3210 2       GS PIA PARTNERS I, L.P.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3211 2       GS POWER HOLDINGS LLC                                      523999 -               NEW YORK      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial Investment
                                                                        Activities
3212 3         COGENTRIX ENERGY, LLC                                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3214 5             COGENTRIX EASTERN AMERICA, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3215 6               CEDAR POWER CORPORATION                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3216 7                 CEDAR I POWER CORPORATION                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3217 8                   CEDAR II POWER CORPORATION                     551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        22111 - Electric       Wilmington    DE       UNITED STATES
                             PARTNERSHIP                                Power Generation
3219 6               COGENTRIX POWER HOLDINGS II LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3221 8                   COGENTRIX SOLAR SERVICES, LLC                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3222 9                     APACHE SOLAR ENERGY, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3223 10                      SOLAR GEN 2 LLC                            551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3224 11                        SG2 IMPERIAL VALLEY LLC                  551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3225 9                     SOLAR INVESTMENTS I, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3226 10                      COGENTRIX OF ALAMOSA, LLC                  221119 - Other         Wilmington    DE       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3227 9                     SOLAR INVESTMENTS VI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3228 9                     SOLAR INVESTMENTS VIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3229 9                     SOLAR INVESTMENTS X, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3230 9                     SOLAR INVESTMENTS XI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3231 9                     SOLAR INVESTMENTS XIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3232 9                     SOLAR INVESTMENTS XIX, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3233 9                     SOLAR INVESTMENTS XV, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3234 9                     SOLAR INVESTMENTS XVI, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3235 9                     SOLAR INVESTMENTS XVII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3236 9                     SOLAR INVESTMENTS XVIII, LLC                 221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3237 9                     SOLAR INVESTMENTS XX, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3238 9                     SOLAR LAND HOLDINGS LLC                      221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3239 9                     SUNRAY ENERGY, INC.                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3240 8                   JMCS I HOLDINGS, INC.                          551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3241 8                   RAPTOR HOLDINGS COMPANY                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3242 9                     GRAY HAWK POWER CORPORATION                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3243 10                      CEDAR BAY COGENERATION, INC.               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    22111 - Electric       Wilmington    DE       UNITED STATES
                                 PARTNERSHIP                            Power Generation
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               221122 - Electric      Charlotte     NC       UNITED STATES
                                                                        power broker
3246 5             COGENTRIX FIELD SERVICES, LLC                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3247 6               CI, LLC                                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3248 7                 CI PROPERTIES, INC.                              531390 - Other         Charlotte     NC       UNITED STATES
                                                                        activities related
                                                                        to real estate
3249 7                 COGENTRIX-MEXICO, INC.                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3251 5             COGENTRIX PARTS COMPANY, INC.                        22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3252 5             COGENTRIX ZYDECO, LLC                                211111 - Development   Charlotte     NC       UNITED STATES
                                                                        of Coal Gasification
                                                                        Project
3253 5             SOUTHAVEN POWER, LLC                                 525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
3258 6               COGENTRIX MAURITIUS COMPANY                        551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            100        N/A
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3200 6               GSV ENERGY HOLDINGS, INC.                          99         N/A


3201 6               GSVA OFFSHORE HOLDINGS, INC.                       100        N/A


3202 6               GSVF AHO INVESTMENTS CORP.                         99         N/A

3203 5             VINTAGE FUND GSVA, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3204 6               GSVA HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3208 2       GS PIA ADVISORS I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3209 3         GS PIA PARTNERS I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3210 2       GS PIA PARTNERS I, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3211 2       GS POWER HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


3212 3         COGENTRIX ENERGY, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3214 5             COGENTRIX EASTERN AMERICA, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3215 6               CEDAR POWER CORPORATION                            100        N/A


3216 7                 CEDAR I POWER CORPORATION                        100        N/A


3217 8                   CEDAR II POWER CORPORATION                     100        N/A


3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        N/A        N/A         The direct holder is a
                             PARTNERSHIP                                                       General Partner.
3219 6               COGENTRIX POWER HOLDINGS II LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3221 8                   COGENTRIX SOLAR SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3222 9                     APACHE SOLAR ENERGY, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3223 10                      SOLAR GEN 2 LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3224 11                        SG2 IMPERIAL VALLEY LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3225 9                     SOLAR INVESTMENTS I, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3226 10                      COGENTRIX OF ALAMOSA, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3227 9                     SOLAR INVESTMENTS VI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3228 9                     SOLAR INVESTMENTS VIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3229 9                     SOLAR INVESTMENTS X, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3230 9                     SOLAR INVESTMENTS XI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3231 9                     SOLAR INVESTMENTS XIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3232 9                     SOLAR INVESTMENTS XIX, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3233 9                     SOLAR INVESTMENTS XV, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3234 9                     SOLAR INVESTMENTS XVI, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3235 9                     SOLAR INVESTMENTS XVII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3236 9                     SOLAR INVESTMENTS XVIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3237 9                     SOLAR INVESTMENTS XX, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3238 9                     SOLAR LAND HOLDINGS LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3239 9                     SUNRAY ENERGY, INC.                          100        N/A


3240 8                   JMCS I HOLDINGS, INC.                          100        N/A


3241 8                   RAPTOR HOLDINGS COMPANY                        100        N/A


3242 9                     GRAY HAWK POWER CORPORATION                  100        N/A


3243 10                      CEDAR BAY COGENERATION, INC.               100        N/A


3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    N/A        N/A         The direct holder is a
                                 PARTNERSHIP                                                   General Partner.
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               100        N/A

3246 5             COGENTRIX FIELD SERVICES, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3247 6               CI, LLC                                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3248 7                 CI PROPERTIES, INC.                              100        N/A


3249 7                 COGENTRIX-MEXICO, INC.                           100        N/A


3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     100        N/A

3251 5             COGENTRIX PARTS COMPANY, INC.                        100        N/A

3252 5             COGENTRIX ZYDECO, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3253 5             SOUTHAVEN POWER, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 100        N/A


3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                100        N/A


3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 100        N/A


3258 6               COGENTRIX MAURITIUS COMPANY                        100        N/A


3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              100        N/A


3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   100        N/A

3272 6               ETI ELEKTRIK URETIM, A.S.                          221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3283 5             COGENTRIX MAURITIUS COMPANY                          551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3284 5             COGENTRIX OF BRAZIL, INC.                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3294 4           COGENTRIX POWER HOLDINGS I LLC                         551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3296 6               ALAMOSA OPERATING SERVICES, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3297 6               CEDAR BAY OPERATING SERVICES, LLC                  811310 -               Charlotte     NC       UNITED STATES
                                                                        Commercial and
                                                                        Industrial Machinery
                                                                        and Equipment (except
                                                                        Automotive and
                                                                        Electronic) Repair
                                                                        and Maintenance
3298 6               HOPEWELL OPERATING SERVICES, LLC                   551114 -               Charlotte     NC       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
3299 6               HOPEWELL OS, LLC                                   221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3302 6               SUNRAY OPERATING SERVICES, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3304 6               USGEN HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3305 6               USOSC HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3308 6               JAMES RIVER GENCO, LLC                             221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3309 6               PORTSMOUTH GENCO, LLC                              221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3310 4           COGENTRIX WIND HOLDINGS LLC                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3311 5             VIENTO DE PUERTO RICO, LLC                           221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3312 4           DEVELOPMENT LAND HOLDINGS LLC                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3313 4           NORTHAMPTON HOLDCO LLC                                 551112 - Offices       Needham       MA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3314 5             COGENTRIX/NORTHAMPTON, LLC                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            213113 - Culm Bank     Charlotte     NC       UNITED STATES
                                                                        Recovery, Coal, on
                                                                        a contract basis
3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   221310 - Water         Charlotte     NC       UNITED STATES
                                                                        supply systems
3318 5             JAEGER II LLC                                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3320 4           QUAIL BRUSH HOLDINGS, LLC                              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3321 5             QUAIL BRUSH GENCO, LLC                               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3322 4           SPECTRAWATT, INC.                                      523120 -               Hillsboro     OR       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    551112 - Offices       Bogota                 Colombia
                                                                        of Other Holding
                                                                        Companies
3324 3         MCEPF METRO I, INC.                                      551112 - Offices       Dover         DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3325 4           MITSI HOLDINGS LLC                                     551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3326 3         MITSI HOLDINGS LLC                                       551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, L.P.                                         Financial Vehicles
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3338 4           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3339 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
3340 2       GS PS 90 MEMBER LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3341 2       GS RBD HOLDINGS I CORP.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3342 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3343 4           OOO GOLDMAN SACHS                                      523120 -               Moscow                 RUSSIA
                                                                        Securities
                                                                        Brokerage
3344 2       GS RBD HOLDINGS II CORP.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3345 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3346 2       GS RE HOLDINGS, INC.                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3347 3         LONGMORE CREDIT SERVICES, LLC                            524298 - All Other     Southborough  MA       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3348 2       GS REA HOLDINGS, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3350 3         RELATED INVESTCO LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other         George Town            CAYMAN ISLANDS
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE) LIMITED PARTNERSHIP                        Financial Vehicles
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate

3272 6               ETI ELEKTRIK URETIM, A.S.                          100        N/A


3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            100        N/A


3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           99         N/A


3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            91         N/A


3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    100        N/A


3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     100        N/A


3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                100        N/A


3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             99         N/A


3283 5             COGENTRIX MAURITIUS COMPANY                          100        N/A


3284 5             COGENTRIX OF BRAZIL, INC.                            100        N/A


3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               99         N/A


3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                91         N/A


3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        100        N/A


3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         100        N/A


3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    100        N/A


3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 99         N/A


3294 4           COGENTRIX POWER HOLDINGS I LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3296 6               ALAMOSA OPERATING SERVICES, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3297 6               CEDAR BAY OPERATING SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.





3298 6               HOPEWELL OPERATING SERVICES, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



3299 6               HOPEWELL OS, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                100        N/A

3302 6               SUNRAY OPERATING SERVICES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3304 6               USGEN HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3305 6               USOSC HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3308 6               JAMES RIVER GENCO, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3309 6               PORTSMOUTH GENCO, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3310 4           COGENTRIX WIND HOLDINGS LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3311 5             VIENTO DE PUERTO RICO, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3312 4           DEVELOPMENT LAND HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3313 4           NORTHAMPTON HOLDCO LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3314 5             COGENTRIX/NORTHAMPTON, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            100        N/A


3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   100        N/A

3318 5             JAEGER II LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3320 4           QUAIL BRUSH HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3321 5             QUAIL BRUSH GENCO, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3322 4           SPECTRAWATT, INC.                                      30         N/A


3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    100        N/A


3324 3         MCEPF METRO I, INC.                                      100        N/A


3325 4           MITSI HOLDINGS LLC                                     97         2


3326 3         MITSI HOLDINGS LLC                                       97         2


3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       100        N/A


3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                100        N/A

3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            N/A        N/A         The direct holder is a
                 OFFSHORE, L.P.                                                                General Partner.
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3338 4           EDUCATION MANAGEMENT CORPORATION                       42         N/A

3339 4           SUNGARD CAPITAL CORP.                                  10         N/A         Class L


3340 2       GS PS 90 MEMBER LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3341 2       GS RBD HOLDINGS I CORP.                                    100        N/A


3342 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3343 4           OOO GOLDMAN SACHS                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3344 2       GS RBD HOLDINGS II CORP.                                   100        N/A


3345 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3346 2       GS RE HOLDINGS, INC.                                       100        N/A


3347 3         LONGMORE CREDIT SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3348 2       GS REA HOLDINGS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3350 3         RELATED INVESTCO LLC                                     12         N/A

3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             N/A        N/A         The direct holder is a
                 (CORPORATE) LIMITED PARTNERSHIP                                               General Partner.
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        100        N/A

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3361 2       GS RISK ADVISORS, INC.                                     524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3364 2       GS SECURED GUARANTY COMPANY LIMITED                        524126 - Direct        Hamilton               BERMUDA
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    523120 -               Mexico City            MEXICO
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO          Securities Brokerage
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3367 3         GS SITE 25 HOTEL, LLC                                    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3369 3         GS SITE 25 RETAIL, LLC                                   531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3371 3         GSSOAF HOLDING COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3372 4           ASO DWCS CAYMAN LLC                                    523991 - Trust,        George Town            CAYMAN ISLANDS
                                                                        Fiduciary, and
                                                                        Custody Activities
3373 4           ASO I (MAURITIUS) LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3376 2       GS TAX CREDIT SLP LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3377 2       GS TDN Advisors, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3378 2       GS TXU ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3384 2       GS UDC 114TH STREET MEMBER LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3388 2       GS YES ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3389 2       GSAM - THL ACCESS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3395 2       GSAM GEN-PAR II, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices       New York      NY       UNITED STATES
                   L.P.                                                 of Other Holding
                                                                        Companies
3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                   (CAYMAN), L.P.                                       Financial Vehicles
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         New York      NY       UNITED STATES
                     (PALMEIRO) HOLDINGS CORP.                          Financial Vehicles
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      525990 - Other         George Town            CAYMAN ISLANDS
                     (CAYMAN), L.P.                                     Financial Vehicles
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Investment Funds
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3361 2       GS RISK ADVISORS, INC.                                     100        N/A


3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.

3364 2       GS SECURED GUARANTY COMPANY LIMITED                        100        N/A



3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    100        N/A
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3367 3         GS SITE 25 HOTEL, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3369 3         GS SITE 25 RETAIL, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3371 3         GSSOAF HOLDING COMPANY                                   100        N/A

3372 4           ASO DWCS CAYMAN LLC                                    100        N/A


3373 4           ASO I (MAURITIUS) LIMITED                              100        100

3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        100        N/A

3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3376 2       GS TAX CREDIT SLP LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3377 2       GS TDN Advisors, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3378 2       GS TXU ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             100        N/A

3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3384 2       GS UDC 114TH STREET MEMBER LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3388 2       GS YES ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3389 2       GSAM - THL ACCESS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3395 2       GSAM GEN-PAR II, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 ADVISORS, INC.
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 HOLDINGS ADVISORS, INC.
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.

3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    100        N/A

3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        N/A        N/A         The direct holder is a
                   (CAYMAN), L.P.                                                              General Partner.
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.

3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       100        N/A
                     HOLDINGS CORP.
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               100        N/A
                     (PALMEIRO) HOLDINGS CORP.
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      100        N/A
                     HOLDINGS CORP.
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      N/A        N/A         The direct holder is a
                     (CAYMAN), L.P.                                                            Limited Partner.
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            100        N/A
                     HOLDINGS, LTD.

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    525910 - Open-End      New York      NY       UNITED STATES
                     Holdings Corp.                                     Investment Funds
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Investment Funds
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                            Financial Vehicles
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3455 5             Goldman Sachs Petershill Fund Offshore               525910 - Open-End      New York      NY       UNITED STATES
                     (Lombardi) Holdings Corp.                          Investment Funds
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             525990 - Other         George Town            CAYMAN ISLANDS
                   (Trueman) III, L.P.                                  Financial Vehicles
3457 2       GSAM GEN-PAR, L.L.C.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, INC.                                         Financial Vehicles
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, INC.                                         Financial Vehicles
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   525990 - Other         New York      NY       UNITED STATES
                 II GP, LLC                                             Financial Vehicles
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               525990 - Other         New York      NY       UNITED STATES
                   DISTRESSED FUND II, L.P.                             Financial Vehicles
3467 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE HOLDINGS, L.P.                              Financial Vehicles
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3513 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3516 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3517 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    UNITED STATES  100        N/A
                     Holdings Corp.
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   CAYMAN ISLANDS 100        N/A

3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         UNITED STATES  N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                               Limited Partner.

3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       UNITED STATES  100        N/A
                     HOLDINGS CORP.
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    UNITED STATES  100        N/A
                     HOLDINGS CORP.
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      UNITED STATES  100        N/A
                     HOLDINGS CORP.
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                                                  Limited Partner.
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3455 5             Goldman Sachs Petershill Fund Offshore               UNITED STATES  100        N/A
                     (Lombardi) Holdings Corp.
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   (Trueman) III, L.P.                                                                        General Partner.
3457 2       GSAM GEN-PAR, L.L.C.                                       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Non-Managing Member.
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   CAYMAN ISLANDS 100        N/A
                 HOLDINGS, INC.
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            CAYMAN ISLANDS 100        N/A
                 OFFSHORE, INC.
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   UNITED STATES  N/A        N/A         The direct holder is a
                 II GP, LLC                                                                                   Managing Member.
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               UNITED STATES  N/A        N/A         The direct holder is a
                   DISTRESSED FUND II, L.P.                                                                   General Partner.
3467 5             GS MEZZANINE PARTNERS V, L.P.                        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       UNITED STATES  N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                                             Managing Member.
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   EMPLOYEE HOLDINGS, L.P.                                                                    General Partner.
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                                           Limited Partner.
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         UNITED STATES  N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                                             Managing Member.
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3513 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    UNITED STATES  N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                                      General Partner.
3516 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3517 5             LVB ACQUISITION HOLDING, LLC                         UNITED STATES  24         N/A

3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS 100        N/A

3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.

3524 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   DIRECT INVESTMENT FUND, L.P.                         Financial Vehicles
3532 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3533 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            551112 - Offices       New York      NY       UNITED STATES
                     INCOME BLOCKER, L.L.C.                             of Other Holding
                                                                        Companies
3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3547 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3550 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3551 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3558 5             GS PEP BASS HOLDINGS, LLC                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3559 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3560 5             GS PEP IX Offshore YES Holdings Corp.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3561 6               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3563 5             Goldman Sachs Private Equity Partners IX             525990 - Other         New York      NY       UNITED STATES
                     Offshore Holdings Graphite VII, L.P.               Financial Vehicles
3564 4           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other         New York      NY       UNITED STATES
                   Holdings Graphite VII, L.P.                          Financial Vehicles
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3571 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            525990 - Other         Wilmington    DE       UNITED STATES
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.        Financial Vehicles
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE, L.P.                       Financial Vehicles
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                         Financial Vehicles
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                 Financial Vehicles
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND II, L.P.                          Financial Vehicles
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.                  Financial Vehicles
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, L.P.                    Financial Vehicles
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.         Financial Vehicles
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   (AP) OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.                       Financial Vehicles
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                         Financial Vehicles

3524 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          100        N/A
                 ADVISORS, INC.
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   DIRECT INVESTMENT FUND, L.P.                                                General Partner.
3532 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3533 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           100        N/A

3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            N/A        N/A         The direct holder is a
                     INCOME BLOCKER, L.L.C.                                                    Managing Member.

3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           100        N/A

3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3547 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3550 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3551 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             100        N/A

3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    100        N/A

3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3558 5             GS PEP BASS HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3559 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

3560 5             GS PEP IX Offshore YES Holdings Corp.                100        N/A

3561 6               YES NETWORK HOLDING COMPANY, LLC                   30         N/A

3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3563 5             Goldman Sachs Private Equity Partners IX             N/A        N/A         The direct holder is a
                     Offshore Holdings Graphite VII, L.P.                                      Limited Partner.
3564 4           Goldman Sachs Private Equity Partners IX Offshore      N/A        N/A         The direct holder is a
                   Holdings Graphite VII, L.P.                                                 General Partner.
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3571 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            N/A        N/A         The direct holder is a
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.                               Managing Member.
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              100        N/A

3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     100        N/A

3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE ADVISORS, INC.
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                     General Partner.
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE, L.P.                                              General Partner.
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                   Limited Partner.
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                                Managing Member.
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                                        Managing Member.
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND II, L.P.                                                 General Partner.
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE, L.P.                                           General Partner.
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                Limited Partner.
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE ADVISORS, INC.
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                                         Limited Partner.
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   (AP) OFFSHORE HOLDINGS, L.P.                                                General Partner.
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE ADVISORS, INC.
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                              Limited Partner.
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                              Managing Member.
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                                General Partner.

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         New York      NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
3609 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE ADVISORS, LLC                                 Financial Vehicles
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE, L.P.                                       Financial Vehicles                            (OTHER)
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE HOLDINGS ADVISORS, LLC                        Financial Vehicles
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                            (OTHER)
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3638 5             GSV ENERGY HOLDINGS, INC.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3639 5             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3640 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3643 5             VF III HOLDINGS, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    525990 - Other         George Town            CAYMAN ISLANDS
                 INC.                                                   Financial Vehicles
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         Wilmington    DE       UNITED STATES
                 2011 ADVISORS L.L.C.                                   Financial Vehicles
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             525990 - Other         New York      NY       UNITED STATES
                   MANAGERS: 2011 L.P.                                  Financial Vehicles
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3665 3         GS INITIAL INVESTOR, L.L.C.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3666 4           GS INITIAL INVESTOR, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         525990 - Other         Wilmington    DE       UNITED STATES
                       INCOME BLOCKER, L.L.C.                           Financial Vehicles
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3675 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3676 6               W2007 FINANCE SUB, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             531390 - Other         New York      NY       UNITED STATES
                         PARTNERS, L.P.                                 activities related
                                                                        to real estate
3678 7                 W2007 230 PARK, LLC                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3679 7                 W2007 BEAR L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3680 7                 W2007 GRACE I, LLC                               525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   525990 - Other         Wilmington    DE       UNITED STATES
                                 LLC                                    Financial Vehicles
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other         Wilmington    DE       UNITED STATES
                                   IV, LLC                              Financial Vehicles
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other         Wilmington    DE       UNITED STATES
                                     MEZZ III, LLC                      Financial Vehicles
3687 14                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other         Wilmington    DE       UNITED STATES
                                       MEZZ II, LLC                     Financial Vehicles
3688 15                                W2007 EQUITY INNS INTERMEDIATE   525990 - Other         Wilmington    DE       UNITED STATES
                                         MEZZ I, LLC                    Financial Vehicles
3689 16                                  W2007 EQUITY INNS SENIOR       525990 - Other         Wilmington    DE       UNITED STATES
                                           MEZZ, LLC                    Financial Vehicles
3690 17                                    W2007 EQUITY INNS REALTY,    531120 - Lessors       WILMINGTON    DE       UNITED STATES
                                             LLC                        of nonresidential
                                                                        buildings (except
                                                                        mini warehouses)
3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3609 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   100        N/A
                 OFFSHORE, LTD.
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE ADVISORS, LLC                                                        Managing Member.
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS ADVISORS, LLC                                               Managing Member.
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            100        N/A
                   OFFSHORE, LTD.
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              100        N/A
                   OFFSHORE, LTD.
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               100        N/A

3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     100        N/A

3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        100        N/A

3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     100        N/A

3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3638 5             GSV ENERGY HOLDINGS, INC.                            99         N/A


3639 5             GSVA OFFSHORE HOLDINGS, INC.                         100        N/A


3640 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3643 5             VF III HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        100        N/A

3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    100        N/A
                 INC.
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 ADVISORS L.L.C.                                                          Managing Member.
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             N/A        N/A         The direct holder is a
                   MANAGERS: 2011 L.P.                                                         General Partner.
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           100        N/A

3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                                General Partner.
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      100        N/A

3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            100        N/A
                 ADVISORS, INC.
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3665 3         GS INITIAL INVESTOR, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3666 4           GS INITIAL INVESTOR, INC.                              100        N/A


3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         N/A        N/A         The direct holder is a
                       INCOME BLOCKER, L.L.C.                                                  Managing Member.
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                                        The direct holder is a
                                                                                               General Partner.
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3675 6               GS Lux Management Services S.a r.l.                100        N/A

3676 6               W2007 FINANCE SUB, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             N/A        32
                         PARTNERS, L.P.

3678 7                 W2007 230 PARK, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3679 7                 W2007 BEAR L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3680 7                 W2007 GRACE I, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   N/A        N/A         The direct holder is a
                                 LLC                                                           Managing Member.
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    N/A        N/A         The direct holder is a
                                   IV, LLC                                                     Managing Member.
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  N/A        N/A         The direct holder is a
                                     MEZZ III, LLC                                             Managing Member.
3687 14                              W2007 EQUITY INNS INTERMEDIATE     N/A        N/A         The direct holder is a
                                       MEZZ II, LLC                                            Managing Member.
3688 15                                W2007 EQUITY INNS INTERMEDIATE   N/A        N/A         The direct holder is a
                                         MEZZ I, LLC                                           Managing Member.
3689 16                                  W2007 EQUITY INNS SENIOR       N/A        N/A         The direct holder is a
                                           MEZZ, LLC                                           Managing Member.
3690 17                                    W2007 EQUITY INNS REALTY,    100        N/A
                                             LLC


3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3692 8                   W2007 GRACE ACQUISITION I, INC.                525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3693 9                     W2007 EQUITY INNS PARTNERSHIP,               525990 - Other         Knoxville     TN       UNITED STATES
                             L.P.                                       Financial Vehicles
3694 7                 W2007 MVP HOTELS, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3696 7                 W2007/ACEP HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3697 7                 W2007/W2008 FINANCE LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3700 8                   W2005/W2007 EQUINOX 2 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3701 9                     W2005/W2007 EQUINOX 3 B.V.                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3704 9                     W2005/W2007 VERNAL HOLDING 2                 525990 - Other         Amsterdam              NETHERLANDS
                             B.V.                                       Financial Vehicles
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3706 8                   ZWINGER OPCO 6 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        525990 - Other         Milan                  ITALY (OTHER)
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO    Financial Vehicles
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3711 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3712 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3714 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3715 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3717 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3719 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3720 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3721 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3723 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3728 4           GS Mount Kellett Capital Partners Access Corporate     525990 - Other         George Town            CAYMAN ISLANDS
                   Feeder Fund, Ltd.                                    Financial Vehicles
3729 4           GS Mount Kellett Capital Partners Access Fund          525990 - Other         George Town            CAYMAN ISLANDS
                   Offshore, L.P.                                       Financial Vehicles
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3733 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3735 4           GS PE CSEC ENERGY, INC.                                525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3740 4           GS PE CSEC OFFSHORE, L.P.                              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3744 3         GS PEO HOLDINGS LLC                                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3745 3         GS PEP 1999 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3757 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3760 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3763 5             GS Private Equity Partners 2000 - Manager BC         525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings Limited                                   Financial Vehicles
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3768 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3772 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3775 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

3692 8                   W2007 GRACE ACQUISITION I, INC.                100        N/A

3693 9                     W2007 EQUITY INNS PARTNERSHIP,               N/A        N/A         The direct holder is a
                             L.P.                                                              General Partner.
3694 7                 W2007 MVP HOTELS, LLC                            94         N/A

3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3696 7                 W2007/ACEP HOLDINGS, LLC                         96         N/A

3697 7                 W2007/W2008 FINANCE LTD.                         100        N/A

3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class F shares.
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3700 8                   W2005/W2007 EQUINOX 2 B.V.                     100        N/A

3701 9                     W2005/W2007 EQUINOX 3 B.V.                   100        N/A

3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              100        N/A

3704 9                     W2005/W2007 VERNAL HOLDING 2                 100        N/A
                             B.V.
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            100        N/A

3706 8                   ZWINGER OPCO 6 B.V.                            100        N/A

3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        94         N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   100        N/A

3711 7                 VERNAL HOLDING B.V.                              100        N/A

3712 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3714 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3715 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3717 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   99         N/A

3719 7                 VERNAL HOLDING B.V.                              100        N/A

3720 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3721 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3723 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        100        N/A
                 ADVISORS, INC.
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3728 4           GS Mount Kellett Capital Partners Access Corporate     100        N/A
                   Feeder Fund, Ltd.
3729 4           GS Mount Kellett Capital Partners Access Fund          N/A        N/A         The direct holder is a
                   Offshore, L.P.                                                              General Partner.
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             100        N/A

3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   100        N/A

3733 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3735 4           GS PE CSEC ENERGY, INC.                                100        N/A

3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       100        N/A


3740 4           GS PE CSEC OFFSHORE, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              100        N/A


3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3744 3         GS PEO HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3745 3         GS PEP 1999 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      100        N/A

3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                100        N/A

3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3757 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3760 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3763 5             GS Private Equity Partners 2000 - Manager BC         100        N/A
                     Holdings Limited
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       100        N/A

3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3768 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3772 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3775 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3782 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3783 3         GS PEP BASS HOLDINGS, LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3784 3         GS PEP II ADVISORS (SC), L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3786 3         GS PEP II ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3788 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3796 3         GS PEP III ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3798 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3816 4           GS RA I HG6, L.P.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3817 3         GS RA PROGRAM I ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3818 4           GS RA PROGRAM I, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3833 3         GS VINTAGE ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3834 4           GS VINTAGE FUND, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3835 5             VF Holdings, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3839 4           GS VINTAGE FUND II, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3854 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3855 3         GSV RIVERA HOLDINGS, LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

3856 3         GSVA HOLDINGS ADVISORS, INC.                             551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3857 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      100        N/A

3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3782 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3783 3         GS PEP BASS HOLDINGS, LLC                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3784 3         GS PEP II ADVISORS (SC), L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3786 3         GS PEP II ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3788 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        100        N/A

3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3796 3         GS PEP III ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3798 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       100        N/A

3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     100        N/A

3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 100        N/A

3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        100        N/A

3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              100        N/A

3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3816 4           GS RA I HG6, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3817 3         GS RA PROGRAM I ADVISORS, INC.                           100        N/A

3818 4           GS RA PROGRAM I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     100        N/A

3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3833 3         GS VINTAGE ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3834 4           GS VINTAGE FUND, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3835 5             VF Holdings, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           100        N/A

3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3839 4           GS VINTAGE FUND II, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    100        N/A

3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           100        N/A

3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       100        N/A

3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             100        N/A

3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       100        N/A

3854 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

3855 3         GSV RIVERA HOLDINGS, LLC                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                                other arrangements.
3856 3         GSVA HOLDINGS ADVISORS, INC.                             100        N/A


3857 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

3860 3         Goldman Sachs PEG Advisors, Inc.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings Advisors, Inc.                                Financial Vehicles
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     525990 - Other         George Town            CAYMAN ISLANDS
                 Inc.                                                   Financial Vehicles
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3865 5             Exeter Finance Holdings, L.P.                        525990 - Other         Atlanta       GA       UNITED STATES
                                                                        Financial Vehicles
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               525990 - Other         George Town            CAYMAN ISLANDS
                     ADVISORS, INC.                                     Financial Vehicles
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3869 5             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3870 6               TECHPROCESS SOLUTIONS LIMITED                      522320 - Financial     Kamala City            INDIA (OTHER)
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          525990 - Other         George Town            CAYMAN ISLANDS
                 Advisors, Inc.                                         Financial Vehicles
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3878 3         PEP XI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            551112 - Offices       New York      NY       UNITED STATES
                     BLOCKER, L.L.C.                                    of Other Holding
                                                                        Companies
3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        551112 - Offices       New York      NY       UNITED STATES
                     L.L.C.                                             of Other Holding
                                                                        Companies
3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         of Other Holding
                                                                        Companies
3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                of Other Holding
                                                                        Companies
3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Investment Funds
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         551112 - Offices       George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     of Other Holding
                                                                        Companies
3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3894 3         RICHMOND ACQUISITION GP, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3895 4           Richmond Acquisition, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3896 3         SDC INVESTORS GP, LLC                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3897 4           SDC INVESTORS, L.P.                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3901 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3902 3         VFC ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3903 4           VFC LIMITED PARTNERSHIP                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3904 5             VFC Investments Holdings, SRL                        525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3905 6               VFC Investments, SRL                               525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3907 4           VINTAGE FUND GSVA, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
3911 2       GSCP KMI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3912 3         GSCP KMI INVESTORS, L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3913 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3916 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3917 2       GSCP LATIN AMERICA LLC                                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
3919 2       GSCP V AIV, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3921 2       GSCP VI ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3923 2       GSCS HOLDINGS I, LLC                                       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
3924 3         GSCS HOLDINGS II, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3925 2       GSEM (DEL) INC.                                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3927 3         GSEM (DEL) HOLDINGS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3928 2       GSEM ADVISORS, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3929 2       GSFS INVESTMENTS I CORP.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3930 3         1903 DEBT FUND, LP                                       52399 - All Other      Boston        MA       UNITED STATES
                                                                        Financial
                                                                        Investment
                                                                        Activities
3931 3         CASPIAN FINANCING LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3933 3         DBGS ANTHEM GP, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3934 4           DBGS ANTHEM LP                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3935 3         ENERGY CENTER HOLDINGS, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3936 3         GS LEASING (KCSR 2005-1) LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3937 3         GS SOLAR POWER I, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3938 3         GS WIND HOLDINGS LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3939 3         GS WIND POWER II, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3940 3         GSFS INVESTMENTS III, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3941 3         GSFS INVESTMENTS IV, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3942 3         GSFS IV LLC                                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3943 3         RAFT RIVER I HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3860 3         Goldman Sachs PEG Advisors, Inc.                         100        N/A

3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          100        N/A
                 Holdings Advisors, Inc.
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     100        N/A
                 Inc.
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3865 5             Exeter Finance Holdings, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               100        N/A
                     ADVISORS, INC.
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3869 5             TP HOLD CO (MAURITIUS) LTD.                          35         N/A


3870 6               TECHPROCESS SOLUTIONS LIMITED                      53         N/A





3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    100        N/A

3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          100        N/A
                 Advisors, Inc.
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          100        N/A

3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3878 3         PEP XI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            N/A        N/A         The direct holder is a
                     BLOCKER, L.L.C.                                                           Managing Member.

3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        N/A        N/A         The direct holder is a
                     L.L.C.                                                                    Managing Member.

3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 ADVISORS, INC.

3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 HOLDINGS ADVISORS, INC.

3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         100        N/A
                     HOLDINGS, LTD.

3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3894 3         RICHMOND ACQUISITION GP, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3895 4           Richmond Acquisition, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3896 3         SDC INVESTORS GP, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3897 4           SDC INVESTORS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                                          The direct holder is a
                                                                                               General Partner.
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  100        N/A

3901 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3902 3         VFC ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3903 4           VFC LIMITED PARTNERSHIP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3904 5             VFC Investments Holdings, SRL                        100        N/A

3905 6               VFC Investments, SRL                               100        N/A

3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3907 4           VINTAGE FUND GSVA, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         100        N/A

3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

3911 2       GSCP KMI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3912 3         GSCP KMI INVESTORS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3913 4           Kinder Morgan Holdco LLC                               25         N/A

3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           100        N/A

3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3916 4           Kinder Morgan Holdco LLC                               25         N/A

3917 2       GSCP LATIN AMERICA LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   100        100



3919 2       GSCP V AIV, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3921 2       GSCP VI ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3923 2       GSCS HOLDINGS I, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3924 3         GSCS HOLDINGS II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3925 2       GSEM (DEL) INC.                                            100        N/A


3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3927 3         GSEM (DEL) HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3928 2       GSEM ADVISORS, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3929 2       GSFS INVESTMENTS I CORP.                                   100        N/A

3930 3         1903 DEBT FUND, LP                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


3931 3         CASPIAN FINANCING LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3933 3         DBGS ANTHEM GP, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3934 4           DBGS ANTHEM LP                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3935 3         ENERGY CENTER HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3936 3         GS LEASING (KCSR 2005-1) LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3937 3         GS SOLAR POWER I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3938 3         GS WIND HOLDINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3939 3         GS WIND POWER II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3940 3         GSFS INVESTMENTS III, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3941 3         GSFS INVESTMENTS IV, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3942 3         GSFS IV LLC                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3943 3         RAFT RIVER I HOLDINGS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3944 3         VOLITO AVIATION SERVICES AB                              541990 - All Other     Malmo                  SWEDEN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
3945 2       GSGROUP NMTC INVESTOR LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3946 2       GSIP HOLDCO A LLC                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      525910 - Open-End      Wilmington    DE       UNITED STATES
                 L.P.                                                   Investment Funds
3948 3         GSIP HOLDCO B LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3952 2       GSJC LAND LLC                                              531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3953 3         PH PIER MANAGEMENT LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3954 2       GSJC MASTER LESSEE L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3955 2       GSPS STRATEGIES CORP.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3956 3         GSPS (DEL) L.P.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3957 3         GSPS INVESTMENTS LIMITED                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
3959 2       GSSO (ASIA) OFFSHORE, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3961 2       GSSO (ASIA), LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3963 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3964 2       GSTM LLC                                                   551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3965 3         SLK LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3967 2       GSTP LLC                                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3968 2       GSUIG REAL ESTATE MEMBER LLC                               525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3969 3         GSLM FUND MEMBER LLC                                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3970 3         LAFITTE II LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3971 3         WEST 116TH ST. LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3972 2       GSUIG, L.L.C.                                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3973 3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3974 3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   525990 - Other         London                 UNITED KINGDOM
               U.A.                                                     Financial Vehicles                            (OTHER)
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      525990 - Other         New York      NY       UNITED STATES
               Funds GP, L.L.C.                                         Financial Vehicles
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    525990 - Other         George Town            CAYMAN ISLANDS
                 PMD QP Fund, Ltd.                                      Financial Vehicles
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3981 2       HCCI LIHTC LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3982 2       HULL TRADING ASIA LIMITED                                  551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
3983 3         GOLDMAN SACHS LLC                                        525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3984 4           GOLDMAN SACHS VENTURE LLC                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3985 5             GOLDMAN SACHS 2, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3986 5             GOLDMAN SACHS 3, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3987 2       Hyatt Hotels Corporation                                   531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
3988 2       J. ARON HOLDINGS, L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 -               Amsterdam              NETHERLANDS
                 (NETHERLANDS) B.V.                                     Investment Banking
                                                                        and Securities
                                                                        Dealing
3990 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
3991 4           GAS ROYALTY HOLDING, LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            523110 -               Amsterdam              NETHERLANDS
                   (NETHERLANDS) B.V.                                   Investment Banking
                                                                        and Securities
                                                                        Dealing
3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     525990 - Other         Rio de Janeiro         BRAZIL
                   PRIVADO - INVESTIMENTO NO EXTERIOR                   Financial Vehicles
3995 5             HORIZON FUND                                         523999 -               Sao Paulo              BRAZIL
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
3996 4           INDEPENDENCE POWER MARKETING, LLC                      523140 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Brokerage
3997 2       KALORAMA GP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3998 3         KALORAMA, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       525990 - Other         Amsterdam              NETHERLANDS
                   U.A.                                                 Financial Vehicles
4000 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4003 2       LS UNIT TRUST 2009-I                                       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4004 2       MACARTHUR PHASE A LIHTC LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4005 2       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4007 3         MBD 2011 HOLDINGS, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4008 3         MBD 2011 OFFSHORE, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4009 2       MERBAU ADVISORS, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4011 4           GS VAN GOGH LUX I S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4012 4           GS VAN GOGH LUX II S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4013 4           GSV ENERGY HOLDINGS, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4014 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4015 4           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4016 4           GSVF AHO INVESTMENTS CORP.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      551112 - Offices       George Town            CAYMAN ISLANDS
                   BLOCKER, LTD.                                        of Other Holding
                                                                        Companies
4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
4020 2       MLQ INVESTORS, L.P.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4021 2       MLQ STRATOSPHERE, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4022 3         W2007/ACEP HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4023 2       MLQ, L.L.C.                                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4024 2       MOTHER ZION LIHTC LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4025 2       MSMC, INC.                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4026 3         GS COMMERCIAL REAL ESTATE LP                             522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
4027 2       MTGLQ INVESTORS, L.P.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3944 3         VOLITO AVIATION SERVICES AB                              20         N/A



3945 2       GSGROUP NMTC INVESTOR LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3946 2       GSIP HOLDCO A LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3948 3         GSIP HOLDCO B LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3952 2       GSJC LAND LLC                                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3953 3         PH PIER MANAGEMENT LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3954 2       GSJC MASTER LESSEE L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3955 2       GSPS STRATEGIES CORP.                                      100        N/A


3956 3         GSPS (DEL) L.P.                                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3957 3         GSPS INVESTMENTS LIMITED                                 100        N/A

3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

3959 2       GSSO (ASIA) OFFSHORE, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3961 2       GSSO (ASIA), LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3963 4           GSSOAF HOLDING COMPANY                                 100        N/A

3964 2       GSTM LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3965 3         SLK LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3967 2       GSTP LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3968 2       GSUIG REAL ESTATE MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3969 3         GSLM FUND MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3970 3         LAFITTE II LIHTC LLC

3971 3         WEST 116TH ST. LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3972 2       GSUIG, L.L.C.                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3973 3         BUCK HOLDINGS L.P.                                       N/A        23

3974 3         BUCK HOLDINGS, LLC                                       28         N/A

3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   N/A        N/A         The direct holder is a
               U.A.                                                                            Non-Managing Member.
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      N/A        N/A         The direct holder is a
               Funds GP, L.L.C.                                                                Non-Managing Member.
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    100        N/A
                 PMD QP Fund, Ltd.
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3981 2       HCCI LIHTC LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3982 2       HULL TRADING ASIA LIMITED                                  100        N/A


3983 3         GOLDMAN SACHS LLC                                        100        N/A

3984 4           GOLDMAN SACHS VENTURE LLC                              100        N/A


3985 5             GOLDMAN SACHS 2, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3986 5             GOLDMAN SACHS 3, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3987 2       Hyatt Hotels Corporation                                   7          N/A


3988 2       J. ARON HOLDINGS, L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              100        N/A
                 (NETHERLANDS) B.V.


3990 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3991 4           GAS ROYALTY HOLDING, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            100        N/A
                   (NETHERLANDS) B.V.


3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     100        N/A
                   PRIVADO - INVESTIMENTO NO EXTERIOR
3995 5             HORIZON FUND                                         100        N/A




3996 4           INDEPENDENCE POWER MARKETING, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3997 2       KALORAMA GP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3998 3         KALORAMA, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       N/A        N/A         The direct holder is a
                   U.A.                                                                        Non-Managing Member.
4000 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4003 2       LS UNIT TRUST 2009-I                                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4004 2       MACARTHUR PHASE A LIHTC LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4005 2       MBD 2011 ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           100        N/A

4007 3         MBD 2011 HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4008 3         MBD 2011 OFFSHORE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4009 2       MERBAU ADVISORS, LTD.                                      100        N/A

4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4011 4           GS VAN GOGH LUX I S.A R.L.                             100        N/A

4012 4           GS VAN GOGH LUX II S.A R.L.                            100        N/A

4013 4           GSV ENERGY HOLDINGS, INC.                              99         N/A


4014 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4015 4           GSVA OFFSHORE HOLDINGS, INC.                           100        N/A


4016 4           GSVF AHO INVESTMENTS CORP.                             99         N/A

4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      100        N/A
                   BLOCKER, LTD.

4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4020 2       MLQ INVESTORS, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4021 2       MLQ STRATOSPHERE, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4022 3         W2007/ACEP HOLDINGS, LLC                                 96         N/A

4023 2       MLQ, L.L.C.                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4024 2       MOTHER ZION LIHTC LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4025 2       MSMC, INC.                                                 100        N/A


4026 3         GS COMMERCIAL REAL ESTATE LP                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4027 2       MTGLQ INVESTORS, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4028 2       NEXUS LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4029 3         TRADEWEB MARKETS LLC                                     522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
4030 4           HYDROGEN HOLDINGS CORPORATION                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4031 5             HILLIARD FARBER & CO., INC.                          523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4032 4           TRADEWEB GLOBAL HOLDING LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4033 5             TRADEWEB GLOBAL LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4034 6               TRADEWEB LLC                                       523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4035 6               TWEL HOLDING LLC                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4036 7                 TRADEWEB EUROPE LIMITED                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4038 2       NORMANDY FUNDING CORP.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4039 2       ONE SANTA FE LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4040 2       OOO GOLDMAN SACHS BANK                                     522110 -               Moscow                 RUSSIA
                                                                        Commercial Banking
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    525990 - Other         Luxembourg             LUXEMBOURG
               LTD.                                                     Financial Vehicles
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4044 5             VALOUR TWO HOLDINGS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4045 4           VALOUR TWO HOLDINGS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       524126 - Direct        Burlington    VT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         551112 - Offices       George Town            CAYMAN ISLANDS
                     FOREIGN INCOME BLOCKER, LTD.                       of Other Holding
                                                                        Companies
4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4054 2       POSITION BILLBOARD LLC                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4057 2       PROVIDENCE PLACE LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4058 2       QW Holdings, LLC                                           523999 -               New York      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4059 2       REGULATORY DATACORP, INC.                                  561499 - All Other     Wilmington    DE       UNITED STATES
                                                                        Business Support
                                                                        Services
4060 2       REP ELD GEN-PAR, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4062 2       RHYS TRUST                                                 523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
4063 2       ROTHESAY LIFE, L.L.C.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
4065 2       RPWIRE LLC                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4066 2       SBI JAPANNEXT CO., LTD.                                    523120 -               Tokyo                  JAPAN
                                                                        Securities
                                                                        Brokerage
4067 2       SCLQ, S. DE R.L. DE C.V.                                   525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
4068 2       SITE 26 HOLDINGS INC.                                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4070 2       SOPAC LLC                                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4072 2       SPA UNIT TRUST 2009-I                                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4073 2       SPA UNIT TRUST 2009-II                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   522294 - Secondary     NEW YORK      NY       UNITED STATES
                                                                        Market Financing
4075 3         FLATIRON HOLDINGS LTD.                                   525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4076 4           FLATIRON RE LTD.                                       525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4077 3         Madison/Special Situations Value Fund II LLC             525990 - Other         Incline       NV       UNITED STATES
                                                                        Financial Vehicles     Village
4078 2       SPIRAL HOLDINGS INC.                                       525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
4079 2       STONE STREET 1994 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4082 2       STONE STREET 1995 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4083 2       STONE STREET 1995, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4084 2       STONE STREET 1996 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4087 2       STONE STREET 1996, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4088 3         BRIDGE STREET FUND 1996, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4089 3         STONE STREET FUND 1996, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4090 2       STONE STREET 1997 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4093 2       STONE STREET 1997, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4094 2       STONE STREET 1998 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4097 2       STONE STREET 1998, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4098 2       STONE STREET 1999 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4101 2       STONE STREET 1999, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4102 3         BRIDGE STREET FUND 1999, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4103 3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4104 2       STONE STREET 2000, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4105 3         BRIDGE STREET FUND 2000, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4106 3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4107 2       STONE STREET ASIA, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4108 3         BRIDGE STREET ASIA FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4109 3         STONE STREET ASIA FUND, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4110 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4111 2       STONE STREET FUND 1996, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

4028 2       NEXUS LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4029 3         TRADEWEB MARKETS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.




4030 4           HYDROGEN HOLDINGS CORPORATION                          100        N/A


4031 5             HILLIARD FARBER & CO., INC.                          100        N/A


4032 4           TRADEWEB GLOBAL HOLDING LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4033 5             TRADEWEB GLOBAL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4034 6               TRADEWEB LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4035 6               TWEL HOLDING LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4036 7                 TRADEWEB EUROPE LIMITED                          100        N/A



4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4038 2       NORMANDY FUNDING CORP.                                     100        N/A

4039 2       ONE SANTA FE LIHTC LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4040 2       OOO GOLDMAN SACHS BANK                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    100        N/A
               LTD.
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    100        N/A

4044 5             VALOUR TWO HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4045 4           VALOUR TWO HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       100        N/A



4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             100        N/A

4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         100        N/A
                     FOREIGN INCOME BLOCKER, LTD.

4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    100        N/A

4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4054 2       POSITION BILLBOARD LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4057 2       PROVIDENCE PLACE LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4058 2       QW Holdings, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.



4059 2       REGULATORY DATACORP, INC.                                  59         N/A


4060 2       REP ELD GEN-PAR, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4062 2       RHYS TRUST                                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.

4063 2       ROTHESAY LIFE, L.L.C.                                      100        N/A


4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       100        N/A


4065 2       RPWIRE LLC                                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4066 2       SBI JAPANNEXT CO., LTD.                                    43         N/A


4067 2       SCLQ, S. DE R.L. DE C.V.                                   100        N/A

4068 2       SITE 26 HOLDINGS INC.                                      100        N/A


4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4070 2       SOPAC LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       100        N/A

4072 2       SPA UNIT TRUST 2009-I                                      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4073 2       SPA UNIT TRUST 2009-II                                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   100        N/A

4075 3         FLATIRON HOLDINGS LTD.                                   36         N/A

4076 4           FLATIRON RE LTD.                                       100        N/A

4077 3         Madison/Special Situations Value Fund II LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4078 2       SPIRAL HOLDINGS INC.                                       19         N/A

4079 2       STONE STREET 1994 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4082 2       STONE STREET 1995 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4083 2       STONE STREET 1995, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4084 2       STONE STREET 1996 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4087 2       STONE STREET 1996, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4088 3         BRIDGE STREET FUND 1996, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4089 3         STONE STREET FUND 1996, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4090 2       STONE STREET 1997 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4093 2       STONE STREET 1997, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4094 2       STONE STREET 1998 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4097 2       STONE STREET 1998, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4098 2       STONE STREET 1999 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4101 2       STONE STREET 1999, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4102 3         BRIDGE STREET FUND 1999, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4103 3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4104 2       STONE STREET 2000, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4105 3         BRIDGE STREET FUND 2000, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4106 3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4107 2       STONE STREET ASIA, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4108 3         BRIDGE STREET ASIA FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4109 3         STONE STREET ASIA FUND, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4110 4           GSSOAF HOLDING COMPANY                                 100        N/A

4111 2       STONE STREET FUND 1996, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4112 2       STONE STREET FUND 1999, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4118 2       STONE STREET REALTY 2000, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
4123 2       THE GOLDMAN SACHS FOUNDATION                               813219 - Other         New York      NY       UNITED STATES
                                                                        Grantmaking and
                                                                        Giving Services
4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      523991 - Trust,        Wilmington    DE       UNITED STATES
                                                                        Fiduciary, and
                                                                        Custody Activities
4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       525910 - Open-End      Wilmington    DE       UNITED STATES
                 INCOME FUND                                            Investment Funds
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        525910 - Open-End      Wilmington    DE       UNITED STATES
                 FIXED INCOME FUND                                      Investment Funds
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                525910 - Open-End      Wilmington    DE       UNITED STATES
                 INTERNATIONAL EQUITY FUND                              Investment Funds
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           525910 - Open-End      Wilmington    DE       UNITED STATES
                 SMALL/MID CAP FUND                                     Investment Funds
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              525920 - Trusts,       Wilmington    DE       UNITED STATES
                                                                        Estates, and
                                                                        Agency Accounts
4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      525910 - Open-End      New York      NY       UNITED STATES
                   TRUST                                                Investment Funds
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Wilmington    DE       UNITED STATES
                   ASSET TRUST                                          Investment Funds
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4147 3         GOLDMAN, SACHS & CO.                                     523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4149 2       THE HULL GROUP, L.L.C.                                     551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4150 2       THE J. ARON CORPORATION                                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4151 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
4152 3         J. ARON HOLDINGS, L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4153 2       THEMARKETS.COM LLC                                         561499 - All Other     New York      NY       UNITED STATES
                                                                        Business Support
                                                                        Services
4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        525990 - Other         Sant Rosa     CA       UNITED STATES
                                                                        Financial Vehicles
4155 2       US REAL ESTATE ADVISORS, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4159 3         Johannesburg Limited                                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4160 3         OLBIA LIMITED                                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4161 2       WARBURTON RIVERVIEW LIHTC LLC                              525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
4162 2       WEST STREET FUND I, L.L.C.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4163 2       WH ADVISORS, L.L.C. 2001                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4166 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4168 5             W2001 ARES REALTY II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4169 5             W2001 ARES REALTY, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4170 6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4171 5             W2001/ARES B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4172 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4173 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4174 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4175 5             GSW IMMOBILIEN AG                                    531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
4176 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4177 5             W2001 CAPITOL B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4178 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4179 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4180 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4181 2       WH ADVISORS, L.L.C. 2005                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4189 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4190 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4192 6               W2005 CNL FARGO MEZZ IV, LLC                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4193 7                 W2005 CNL FARGO MEZZ III, LLC                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4194 8                   W2005 CNL FARGO MEZZ II, LLC                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4195 9                     W2005 CNL FARGO MEZZ I, LLC                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

4112 2       STONE STREET FUND 1999, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4118 2       STONE STREET REALTY 2000, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     100        N/A


4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         100        N/A


4123 2       THE GOLDMAN SACHS FOUNDATION                               N/A        N/A


4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      100        N/A


4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  N/A        N/A         The direct holder is a
                                                                                               Trustee.
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   N/A        N/A         The direct holder is a
                                                                                               Trustee.
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       N/A        N/A         The direct holder is a
                 INCOME FUND                                                                   Trustee.
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        N/A        N/A         The direct holder is a
                 FIXED INCOME FUND                                                             Trustee.
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                N/A        N/A         The direct holder is a
                 INTERNATIONAL EQUITY FUND                                                     Trustee.
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           N/A        N/A         The direct holder is a
                 SMALL/MID CAP FUND                                                            Trustee.
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              100        N/A


4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      N/A        N/A         The direct holder is a
                   TRUST                                                                       Trustee.
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 100        N/A




4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4147 3         GOLDMAN, SACHS & CO.                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.


4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4149 2       THE HULL GROUP, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4150 2       THE J. ARON CORPORATION                                    100        N/A


4151 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
4152 3         J. ARON HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

4153 2       THEMARKETS.COM LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        100        N/A

4155 2       US REAL ESTATE ADVISORS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     50         N/A

4159 3         Johannesburg Limited                                     100        N/A

4160 3         OLBIA LIMITED                                            100        N/A

4161 2       WARBURTON RIVERVIEW LIHTC LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4162 2       WEST STREET FUND I, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4163 2       WH ADVISORS, L.L.C. 2001                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4166 4           QMH FINCO S.A R.L.                                     100        N/A

4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4168 5             W2001 ARES REALTY II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4169 5             W2001 ARES REALTY, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4170 6               ARES FINANCE S.r.l.                                100        N/A

4171 5             W2001/ARES B.V.                                      100        N/A

4172 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4173 5             QMH LIMITED                                          90         N/A

4174 4           W2001 CAPITOL B.V.                                     100        N/A

4175 5             GSW IMMOBILIEN AG                                    50         N/A


4176 4           W2001 LOFT B.V.                                        99         N/A

4177 5             W2001 CAPITOL B.V.                                   100        N/A

4178 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4179 4           W2001/FORTY-SIX B.V.                                   100        N/A

4180 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4181 2       WH ADVISORS, L.L.C. 2005                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4189 4           GS Lux Management Services S.a r.l.                    100        N/A

4190 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

4192 6               W2005 CNL FARGO MEZZ IV, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4193 7                 W2005 CNL FARGO MEZZ III, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4194 8                   W2005 CNL FARGO MEZZ II, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4195 9                     W2005 CNL FARGO MEZZ I, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.


4196 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) GEN-PAR, L.L.C.                       Financial Vehicles
4197 11                        W2005/FARGO HOTELS                       525990 - Other         Wilmington    DE       UNITED STATES
                                 (POOL C) REALTY, L.P.                  Financial Vehicles
4198 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) REALTY, L.P.                          Financial Vehicles
4199 4           W2005 CNL HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4202 4           W2005 EHY HOLDINGS, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4209 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               525990 - Other         Nassau                 BAHAMAS, THE
                                                                        Financial Vehicles
4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4217 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4218 6               W2005/THIRTY-THREE B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4219 7                 HIGHSTREET HOLDING GBR                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              525990 - Other         LUXEMBOURG             LUXEMBOURG
                       S.A.R.L.                                         Financial Vehicles
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            525990 - Other         Luxembourg             LUXEMBOURG
                       (H2) S.C.S.                                      Financial Vehicles
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            525990 - Other         LUXEMBOURG             LUXEMBOURG
                         S.A.R.L.                                       Financial Vehicles
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4225 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4227 4           WHITEHALL FRENCH RE 2 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4228 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4229 4           WHITEHALL FRENCH RE 3 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4230 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         525990 - Other         New York      NY       UNITED STATES
                     L.P.                                               Financial Vehicles
4234 2       WH ADVISORS, L.L.C. 2007                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4236 2       WH ADVISORS, L.L.C. IX                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4238 2       WH ADVISORS, L.L.C. V                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4240 2       WH ADVISORS, L.L.C. VI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4242 2       WH ADVISORS, L.L.C. VII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4244 2       WH ADVISORS, L.L.C. VIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4246 2       WH ADVISORS, L.L.C. X                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4248 2       WH ADVISORS, L.L.C. XI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4250 2       WH ADVISORS, L.L.C. XII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4251 2       WH ADVISORS, L.L.C. XIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4253 4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4256 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4257 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4258 4           WH13/TWENTY-NINE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4259 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4260 4           WH13/TWENTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4261 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          525990 - Other         New York      NY       UNITED STATES
                 INVESTOR) LIMITED PARTNERSHIP 2008                     Financial Vehicles
4264 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4265 4           W2007 BEAR L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4266 4           W2007/W2008 FINANCE LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4268 4           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4272 4           Whitehall European RE 9A S.a r.l.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4276 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4278 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

4196 10                      W2005/FARGO HOTELS (POOL                   N/A        N/A         The direct holder is a
                               C) GEN-PAR, L.L.C.                                              Non-Managing Member.
4197 11                        W2005/FARGO HOTELS                       N/A        100
                                 (POOL C) REALTY, L.P.
4198 10                      W2005/FARGO HOTELS (POOL                   N/A        100
                               C) REALTY, L.P.
4199 4           W2005 CNL HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4202 4           W2005 EHY HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4209 4           W2005 KZL                                              100        N/A

4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               21         N/A

4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4217 5             W2005/THIRTY-TWO B.V.                                100        N/A

4218 6               W2005/THIRTY-THREE B.V.                            100        N/A

4219 7                 HIGHSTREET HOLDING GBR                           51         N/A

4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              100        N/A
                       S.A.R.L.
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            99         N/A
                       (H2) S.C.S.
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            100        N/A
                         S.A.R.L.
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4225 5             W2005/THIRTY-TWO B.V.                                100        N/A

4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4227 4           WHITEHALL FRENCH RE 2 SARL                             100        N/A

4228 5             W2005 PUPPET I B.V.                                  100        N/A

4229 4           WHITEHALL FRENCH RE 3 SARL                             100        N/A

4230 5             W2005 PUPPET I B.V.                                  100        N/A

4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
4234 2       WH ADVISORS, L.L.C. 2007                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4236 2       WH ADVISORS, L.L.C. IX                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4238 2       WH ADVISORS, L.L.C. V                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4240 2       WH ADVISORS, L.L.C. VI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4242 2       WH ADVISORS, L.L.C. VII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4244 2       WH ADVISORS, L.L.C. VIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4246 2       WH ADVISORS, L.L.C. X                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4248 2       WH ADVISORS, L.L.C. XI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4250 2       WH ADVISORS, L.L.C. XII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4251 2       WH ADVISORS, L.L.C. XIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4253 4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4256 4           WH13/DANKO B.V.                                        100        N/A

4257 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4258 4           WH13/TWENTY-NINE B.V.                                  99         N/A

4259 5             ASIO S.R.L.                                          100        N/A

4260 4           WH13/TWENTY-SIX B.V.                                   99         N/A

4261 5             ASIO S.R.L.                                          100        N/A

4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          N/A        N/A         The direct holder is a
                 INVESTOR) LIMITED PARTNERSHIP 2008                                            General Partner.
4264 4           GS Lux Management Services S.a r.l.                    100        N/A

4265 4           W2007 BEAR L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4266 4           W2007/W2008 FINANCE LTD.                               100        N/A

4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   100        N/A

4268 4           W2008 OUKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4272 4           Whitehall European RE 9A S.a r.l.                      100        N/A

4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4276 4           QMH FINCO S.A R.L.                                     100        N/A

4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4278 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4280 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4281 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4284 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4285 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4286 4           W2005 PUPPET 1 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4287 4           W2005 PUPPET 2 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4296 4           HIHARAKO (CAYMAN) L.L.C.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4299 4           W2001 GEN PAR EUR 3 B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4300 5             W2001 PARC C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4301 6               W2001 LOFT B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4302 5             W2001 WEBSTER CV                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4303 6               W2001 CAPITOL B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4304 4           W2001 PARC C.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4305 4           W2001 TWO C.V.                                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4306 5             QMH FINCO S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4307 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4308 5             W2001/FORTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4309 4           W2001 WEBSTER CV                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4310 4           W2001/SIXTY-ONE B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4311 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4312 5             W2001 TWO C.V.                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4316 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate
4318 4           W2007 230 PARK, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4319 4           W2007 MVP HOTELS, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4320 4           W2007 PARALLEL AMELIA SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4324 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4328 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4333 4           W2007 Parallel Selfridges S.a r.l.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4335 4           W2007 Parallel Vernal S.a r.l.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4337 4           W2007/ACEP HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4342 4           WH MEZZCO GP, L.L.C. II                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4343 4           WH13/ASIO ASTREA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4344 5             WH13/TWENTY-NINE B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4345 5             WH13/TWENTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4346 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4347 4           WH13/FORTY-THREE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4348 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4349 4           WH13/FORTY-TWO B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4350 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4351 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4352 2       WH13/DANKO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4359 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4361 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4362 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4363 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

4280 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4281 4           W2001/FORTY-SIX B.V.                                   100        N/A

4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4284 4           GS Lux Management Services S.a r.l.                    100        N/A

4285 4           W2005 KZL                                              100        N/A

4286 4           W2005 PUPPET 1 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4287 4           W2005 PUPPET 2 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       100        N/A

4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       99         N/A

4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              General Partner.
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4296 4           HIHARAKO (CAYMAN) L.L.C.                               100        N/A

4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4299 4           W2001 GEN PAR EUR 3 B.V.                               100        N/A

4300 5             W2001 PARC C.V.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4301 6               W2001 LOFT B.V.                                    99         N/A

4302 5             W2001 WEBSTER CV                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4303 6               W2001 CAPITOL B.V.                                 100        N/A

4304 4           W2001 PARC C.V.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4305 4           W2001 TWO C.V.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4306 5             QMH FINCO S.A R.L.                                   100        N/A

4307 5             QMH LIMITED                                          90         N/A

4308 5             W2001/FORTY-SIX B.V.                                 100        N/A

4309 4           W2001 WEBSTER CV                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4310 4           W2001/SIXTY-ONE B.V.                                   100        N/A

4311 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4312 5             W2001 TWO C.V.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    N/A        32


4316 4           GS Lux Management Services S.a r.l.                    100        N/A

4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            100        N/A


4318 4           W2007 230 PARK, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4319 4           W2007 MVP HOTELS, LLC                                  94         N/A

4320 4           W2007 PARALLEL AMELIA SARL                             100        N/A

4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           100        N/A

4324 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      100        N/A

4328 5             W2007/W2008 FINANCE LTD.                             100        N/A

4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    100        N/A

4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4333 4           W2007 Parallel Selfridges S.a r.l.                     100        N/A

4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4335 4           W2007 Parallel Vernal S.a r.l.                         100        N/A

4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class E shares.
4337 4           W2007/ACEP HOLDINGS, LLC                               96         N/A

4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       100        N/A


4342 4           WH MEZZCO GP, L.L.C. II                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4343 4           WH13/ASIO ASTREA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4344 5             WH13/TWENTY-NINE B.V.                                99         N/A

4345 5             WH13/TWENTY-SIX B.V.                                 99         N/A

4346 4           WH13/DANKO B.V.                                        100        N/A

4347 4           WH13/FORTY-THREE B.V.                                  100        N/A

4348 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4349 4           WH13/FORTY-TWO B.V.                                    100        N/A

4350 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4351 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4352 2       WH13/DANKO B.V.                                            100        N/A

4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4359 4           QMH FINCO S.A R.L.                                     100        N/A

4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4361 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4362 4           W2001 CAPITOL B.V.                                     100        N/A

4363 4           W2001 LOFT B.V.                                        99         N/A


4364 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4365 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         George Town            CAYMAN ISLANDS
                   (CORPORATE), L.P.                                    Financial Vehicles
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2001 (DELAWARE), L.P.                              Financial Vehicles
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4375 6               QMH FINCO S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4377 6               W2001 BRITANNIA LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         525990 - Other         Wilmington    DE       UNITED STATES
                       L.L.C.                                           Financial Vehicles
4379 6               W2001 REGINA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4380 6               W2001/FORTY-SIX B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE), L.P.                                      Financial Vehicles
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4394 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4396 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4400 4           WHITEHALL FRENCH RE 1 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4401 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4402 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4403 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4412 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4414 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2005 (DELAWARE), L.P.                              Financial Vehicles
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                           Financial Vehicles
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        525990 - Other         Luxembourg             LUXEMBOURG
                   S.a.r.l.                                             Financial Vehicles
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            525990 - Other         George Town            CAYMAN ISLANDS
                       FUND 2005, L.P.                                  Financial Vehicles
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         525990 - Other         New York      NY       UNITED STATES
                       LIMITED PARTNERSHIP 2005                         Financial Vehicles
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          525990 - Other         Luxembourg             LUXEMBOURG
                 S.a.r.l.                                               Financial Vehicles
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        525990 - Other         New York      NY       UNITED STATES
                 2007, L.P.                                             Financial Vehicles
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           525990 - Other         New York      NY       UNITED STATES
                   MASTER FUND 2007, L.P.                               Financial Vehicles
4434 5             W2007 FINANCE SUB, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      525990 - Other         New York      NY       UNITED STATES
                 FUND 2007, L.P.                                        Financial Vehicles
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        525990 - Other         New York      NY       UNITED STATES
                   2007, L.P.                                           Financial Vehicles
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         525990 - Other         New York      NY       UNITED STATES
                     MASTER FUND 2007, L.P.                             Financial Vehicles
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    531390 - Other         New York      NY       UNITED STATES
                 SUB 2008, LTD.                                         activities related
                                                                        to real estate
4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2008                                     Financial Vehicles
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      525990 - Other         George Town            CAYMAN ISLANDS
                 2008, L.P.                                             Financial Vehicles
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

4364 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4365 4           W2001/FORTY-SIX B.V.                                   100        N/A

4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                   (CORPORATE), L.P.                                                           General Partner.
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2001 (DELAWARE), L.P.                                                     Limited Partner.
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4375 6               QMH FINCO S.A R.L.                                 100        N/A

4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4377 6               W2001 BRITANNIA LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
4379 6               W2001 REGINA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4380 6               W2001/FORTY-SIX B.V.                               100        N/A

4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           N/A        N/A         The direct holder is a
                 (CORPORATE), L.P.                                                             General Partner.
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4394 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4396 4           W2005 KZL                                              100        N/A

4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4400 4           WHITEHALL FRENCH RE 1 SARL                             100        N/A

4401 5             W2005 PUPPET I B.V.                                  100        N/A

4402 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4403 5             W2005/THIRTY-TWO B.V.                                100        N/A

4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4412 4           W2005 KZL                                              100        N/A

4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4414 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  1          N/A

4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005 (DELAWARE), L.P.                                                     Limited Partner.
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       100        N/A

4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           N/A        N/A         The direct holder is a
                     LIMITED PARTNERSHIP 2005                                                  Limited Partner.
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        63         N/A
                   S.a.r.l.
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            N/A        N/A         The direct holder is a
                       FUND 2005, L.P.                                                         Limited Partner.
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         N/A        N/A         The direct holder is a
                       LIMITED PARTNERSHIP 2005                                                Limited Partner.
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          63         N/A
                 S.a.r.l.
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        N/A        N/A         The direct holder is a
                 2007, L.P.                                                                    General Partner.
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           N/A        N/A         The direct holder is a
                   MASTER FUND 2007, L.P.                                                      Limited Partner.
4434 5             W2007 FINANCE SUB, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      N/A        N/A         The direct holder is a
                 FUND 2007, L.P.                                                               General Partner.
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        N/A        N/A         The direct holder is a
                   2007, L.P.                                                                  Limited Partner.
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         N/A        N/A         The direct holder is a
                     MASTER FUND 2007, L.P.                                                    Limited Partner.
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    100        N/A
                 SUB 2008, LTD.

4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2008                                                            Limited Partner.
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      N/A        N/A         The direct holder is a
                 2008, L.P.                                                                    General Partner.
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other         New York      NY       UNITED STATES
               2007, L.P.                                               Financial Vehicles
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2005                                                     Financial Vehicles
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other         Luxembourg             LUXEMBOURG
               SCA                                                      Financial Vehicles
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2001                                                     Financial Vehicles
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2005                                                     Financial Vehicles
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2008                                                     Financial Vehicles
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2001                                         Financial Vehicles
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2005                                         Financial Vehicles
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2008                                         Financial Vehicles
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    525990 - Other         Luxembourg             LUXEMBOURG
                 2008 SCA                                               Financial Vehicles

4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other         George Town            CAYMAN ISLANDS
               (CORPORATE), L.P.                                        Financial Vehicles
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4489 2       Whitehall Street International Override Offshore Fund 2008 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   N/A        N/A         The direct holder is a
               2007, L.P.                                                                      Limited Partner.
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2005                                                                            Limited Partner.
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 100        N/A         This holding represents
               SCA                                                                             ownership in A-2 shares.
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP 2008                                                        Limited Partner.
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2001
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2005
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2008
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2001                                                                Limited Partner.
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2005                                                                Limited Partner.
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2008                                                                Limited Partner.
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   100        N/A

4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    100        N/A         This holding represents
                 2008 SCA                                                                      ownership in Management
                                                                                               shares.
4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      100        N/A         This holding represents
                                                                                               ownership in Management
                                                                                               shares.
4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        100        N/A         This holding represents
                                                                                               ownership in A-5 shares.
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             N/A        N/A         The direct holder is a
               (CORPORATE), L.P.                                                               Limited Partner.
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4489 2       Whitehall Street International Override Offshore Fund 2008 100        N/A

ITEM 27.     NUMBER OF CONTRACT OWNERS

As of February 29, 2012, there was 11 Contract Owner of a qualified Contract and 5 of non-qualified Contracts.

ITEM 28.     INDEMNIFICATION

Article VI of the Bylaws of the Company states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29.     PRINCIPAL UNDERWRITERS

        (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

             - VEL Account, VEL II Account, VEL Account III, Separate Account
               SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, and Commonwealth Annuity Select Separate Account of Commonwealth Annuity and Life Insurance Company

             - Inheiritage Account, VEL II Account, Separate Account I,
               Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

        (b) The principal business address of most of the following Directors and Officers is:
            200 West St,
            New York, NY 10282-2198

            The principal business address of the other following Directors and Officers* is:
            132 Turnpike Road, Suite 210
            Southborough, MA 01772.


NAME                               POSITION OR OFFICE WITH UNDERWRITER
----                               --------------------------------------------------
Steven M. Bunson                   Assistant Treasurer
Nabanita Chaterjee                 Assistant Secretary
Richard Cohn                       Assistant General Counsel and Secretary
Manda J. D'Agata                   Assistant Treasurer
John S. Daly                       Director
Julie  Hausen                      Assistant Secretary
Kathleen Jack                      Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn                Assistant Secretary
Robert A. Mass                     Compliance Officer
Albert P. Meo                      Financial Operations Principal
Stephen R. Pierce                  Director and Vice President
Elizabeth E. Robinson              Treasurer
Matthew E. Tropp                   Assistant Secretary
Joel Volcy*                        Chief Operating Officer
Nicholas H. von Moltke             Director, President and Chief Executive Officer
Margot Wallin*                     Chief Compliance Officer Variable Products

        (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.


                            (2) NET UNDERWRITING
(1) NAME OF PRINCIPAL             DISCOUNTS AND     (3) COMPENSATION ON  (4) BROKERAGE   (5) OTHER
UNDERWRITER                        COMMISSIONS           REDEMPTION       COMMISSIONS   COMPENSATION
---------------------------  ---------------------  -------------------  -------------  ------------
Epoch Securities, Inc.                None                  None             N/A            N/A

As indicated in Part B (Statement of Additional Information) in response to
Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2011. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by se2, an affiliate of Security Benefit Life Insurance Company, at One Security Benefit Place, Topeka, Kansas.

ITEM 31.     MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.     UNDERTAKINGS

        (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

        (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

        (d) Rule 484 Undertaking- Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

        (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

         1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

         2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

         3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
            Section 403(b)(11) to the attention of potential participants.

         4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 10th day of April, 2012.

           COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
           COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

           By: /s/ Scott D. Silverman
           ----------------------------------------------------------
           Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                          TITLE                                                 DATE
----------                                          -----                                                 ----
/s/ John J. Fowler             Senior Vice President and Chief Financial Officer           April 10, 2012
------------------------
John J.Fowler

Allan S. Levine*               Chairman of the Board
------------------------

Manda J. D'Agata*              Director, Vice President and Treasurer
------------------------

Kathleen M.Redgate*            Director
------------------------

Michael S. Rotter*             Director (Vice Chairman)
------------------------

Nicholas H. von Moltke*        Director, President, and Chief Executive Officer
------------------------

/s/ Jane S. Grosso             Vice President and Controller
------------------------       (Chief Accounting Officer)
Jane S. Grosso


*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated February 22, 2012 and March 13, 2012 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(333-157121) Horizon

                           EXHIBIT TABLE

Exhibit 8 (b)   Directors' Powers of Attorney

Exhibit 10      Consent of Independent Registered Public Accounting Firm